                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811 - 07717
                                     The Diversified Investors Strategic
                                     Variable Funds
                                     ---------------------------------------
                                     (Exact name of Registrant as specified
                                     in charter)

Address of Registrant:                   4 Manhattanville Road
                                         Purchase, NY

Name and address of agent for service:   Joseph Carusone
                                         4 Manhattanville Road
                                         Purchase, NY 10577

Registrant's telephone number, including area code:   (914) 697-8586

Date of fiscal year end:  December 31, 2004

Date of reporting period: December 31, 2004

ITEM  1. REPORTS TO STOCKHOLDERS.

THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                             DIVERSIFIED INVESTORS
                            STRATEGIC VARIABLE FUNDS



                                 ANNUAL REPORT




                               December 31, 2004


               Calvert                  |
                                        |
               International Equity     |
                                        |
               High Yield Bond          |
                                        |
               Aggressive Equity        |
                                        |--     Intermediate/Long
               Special Equity           |            Horizon
                                        |    --------------------------
               Equity Growth            |
                                        |
               Growth & Income          |--     Intermediate Horizon
                                        |    --------------------------
               Value & Income           |
                                        |
               Balanced                 |
                                        |--         Short Horizon
               Core Bond                |    --------------------------
                                        |
               Intermediate Govt. Bond  |
                                        |
               High Quality Bond        |
                                        |
               Money Market             |





                                          [DIVERSIFIED INVESTMENT ADVISORS Logo]

               _________________________________________________


This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Diversified Investors Variable Funds or the Diversified Investors Strategic Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.


This is a combined annual report for the subaccounts of the Diversified Investors Variable Funds and the Diversified Investors Strategic Variable Funds.

     THE DIVERSIFIED INVESTORS VARIABLE FUNDS AND STRATEGIC VARIABLE FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INVESTORS VARIABLE FUNDS:
An Explanation of Fund Expenses.............................    2
Statements of Assets and Liabilities........................    6
Statements of Operations....................................    8
Statements of Changes in Net Assets -- December 31, 2004....   10
Statements of Changes in Net Assets -- December 31, 2003....   12
  CALVERT SUBACCOUNT:
  Statement of Assets and Liabilities.......................   14
  Statement of Operations...................................   15
  Statements of Changes in Net Assets.......................   16
Notes to Financial Statements...............................   17
Report of Independent Registered Public Accounting Firm.....   26
DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS:
An Explanation of Fund Expenses.............................   27
Statements of Assets and Liabilities........................   28
Statements of Operations....................................   29
Statements of Changes in Net Assets -- December 31, 2004....   30
Statements of Changes in Net Assets -- December 31, 2003....   31
PORTFOLIOS OF INVESTMENTS:
Short Horizon Strategic Variable Fund.......................   32
Intermediate Horizon Strategic Variable Fund................   33
Intermediate Long Horizon Strategic Variable Fund...........   34
Portfolio Composition.......................................   35
Notes to Financial Statements...............................   36
Report of Independent Registered Public Accounting Firm.....   41
DIVERSIFIED INVESTORS PORTFOLIOS:
Annual Economic Overview....................................   42
Statements of Assets and Liabilities........................   50
Statements of Operations....................................   52
Statements of Changes in Net Assets -- December 31, 2004....   54
Statements of Changes in Net Assets -- December 31, 2003....   56
PORTFOLIOS OF INVESTMENTS:
Money Market Portfolio......................................   58
High Quality Bond Portfolio.................................   60
Intermediate Government Bond Portfolio......................   67
Core Bond Portfolio.........................................   69
Balanced Portfolio..........................................   83
Value & Income Portfolio....................................   98
Growth & Income Portfolio...................................  101
Equity Growth Portfolio.....................................  106
Mid-Cap Value Portfolio.....................................  109
Mid-Cap Growth Portfolio....................................  111
Small-Cap Value Portfolio...................................  113
Special Equity Portfolio....................................  115
Small-Cap Growth Portfolio..................................  125
Aggressive Equity Portfolio.................................  127
High Yield Bond Portfolio...................................  129
International Equity Portfolio..............................  138
Summary of Footnotes and Abbreviations to Portfolios........  143
Portfolio Composition.......................................  144
Notes to Financial Statements...............................  146
Report of Independent Registered Public Accounting Firm.....  165
Trustees Information........................................  166
CALVERT SOCIAL BALANCED PORTFOLIO ANNUAL REPORT.............    I

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in a unit investment trust ("Trust") invested in a corresponding series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding portfolio in which your Trust invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the Trust.

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your Trust and its corresponding portfolio. The figures are based on the actual total return and the actual expenses incurred for the period July 1, 2004 - December 31, 2004. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your Trust, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2004 - December 31, 2004 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Investors Variable Fund against the cost of owning other funds. Other funds should provide this information based on a hypothetical return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
         MONEY MARKET                July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,003.18               $5.59               1.11%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,019.56               $5.63               1.11%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
       HIGH QUALITY BOND             July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,008.42               $7.52               1.49%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,017.65               $7.56               1.49%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
 INTERMEDIATE GOVERNMENT BOND        July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,015.72               $7.65               1.51%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,017.55               $7.66               1.51%
           expenses)
----------------------------------------------------------------------------------------------------------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
           CORE BOND                 July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,037.92               $7.68               1.50%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,017.60               $7.61               1.50%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
           BALANCED                  July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,057.05               $8.27               1.60%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,017.09               $8.11               1.60%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
        VALUE & INCOME               July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,078.21               $8.31               1.59%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,017.14               $8.06               1.59%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
        GROWTH & INCOME              July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,075.18               $9.13               1.75%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,016.34               $8.87               1.75%
           expenses)
----------------------------------------------------------------------------------------------------------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
         EQUITY GROWTH               July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,058.48               $9.06               1.75%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,016.34               $8.87               1.75%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
        SPECIAL EQUITY               July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,070.30               $10.15              1.95%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,015.33               $9.88               1.95%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
       AGGRESSIVE EQUITY             July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,068.53               $10.35              1.99%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,015.13               $10.08              1.99%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
        HIGH YIELD BOND              July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,081.54               $8.95               1.71%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,016.54               $8.67               1.71%
           expenses)
----------------------------------------------------------------------------------------------------------------

                      DIVERSIFIED INVESTORS VARIABLE FUNDS
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
     INTERNATIONAL EQUITY            July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,143.96               $10.72              1.99%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,015.13               $10.08              1.99%
           expenses)
----------------------------------------------------------------------------------------------------------------

                                   -----------------------------------------------------------------------------
                                                                                Expenses Paid
                                   Beginning Account     Ending Account       During the Period      Annualized
                                         Value                Value             July 1, 2004 -         Expense
            CALVERT                  July 1, 2004       December 31, 2004    December 31, 2004(1)    Ratio(1)(2)
----------------------------------------------------------------------------------------------------------------
            Actual                      $1,000              $1,049.72               $5.67               1.10%
----------------------------------------------------------------------------------------------------------------
         Hypothetical
   (5% annual return before             $1,000              $1,019.61               $5.58               1.10%
           expenses)
----------------------------------------------------------------------------------------------------------------

---------------

(1) These figures reflect the expenses of both the Trust and its corresponding portfolio, except for Calvert. The figures for Calvert do not include expenses incurred by the Calvert Social Balanced Portfolio.

(2) Please be aware that the expense ratios shown in this table may not match the ratios shown in each fund's financial highlights, as the ratios in the financial highlights reflect the actual ratios over the period January 1, 2004 - December 31, 2004.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                                          HIGH       INTERMEDIATE
                                                            MONEY        QUALITY      GOVERNMENT
                                                           MARKET         BOND           BOND        CORE BOND     BALANCED
                                                         -----------   -----------   ------------   -----------   -----------
ASSETS:
Investment in the Portfolios, at value (Notes 1 and
  2)...................................................  $40,228,865   $24,437,139   $29,442,645    $61,916,532   $88,672,872
Receivable for units sold..............................       72,782         3,863        10,279          8,544        16,370
                                                         -----------   -----------   -----------    -----------   -----------
Total assets...........................................   40,301,647    24,441,002    29,452,924     61,925,076    88,689,242
                                                         -----------   -----------   -----------    -----------   -----------
LIABILITIES:
Payable for units redeemed.............................       17,074         2,780        16,496         17,484        29,211
Accrued mortality and expense risk.....................       26,688        22,735        27,671         57,867        81,866
                                                         -----------   -----------   -----------    -----------   -----------
Total liabilities......................................       43,762        25,515        44,167         75,351       111,077
                                                         -----------   -----------   -----------    -----------   -----------
NET ASSETS ATTRIBUTABLE TO ANNUITY CONTRACTHOLDERS.....  $40,257,885   $24,415,487   $29,408,757    $61,849,725   $88,578,165
                                                         ===========   ===========   ===========    ===========   ===========
ACCUMULATION UNITS.....................................    2,129,128     1,698,725     1,467,906      2,036,065     2,451,834
                                                         ===========   ===========   ===========    ===========   ===========
UNIT VALUE.............................................  $     18.91   $     14.37   $     20.03    $     30.38   $     36.13
                                                         ===========   ===========   ===========    ===========   ===========

                       See notes to financial statements.

            VALUE &        GROWTH &        EQUITY        SPECIAL      AGGRESSIVE    HIGH YIELD   INTERNATIONAL
             INCOME         INCOME         GROWTH         EQUITY        EQUITY         BOND         EQUITY
          ------------   ------------   ------------   ------------   -----------   ----------   -------------
          $347,630,775   $138,905,776   $223,662,607   $117,429,154   $59,384,027   $4,593,755    $73,875,289
                55,707         29,833         53,590         22,318        25,969          --          26,868
          ------------   ------------   ------------   ------------   -----------   ----------    -----------
           347,686,482    138,935,609    223,716,197    117,451,472    59,409,996   4,593,755      73,902,157
          ------------   ------------   ------------   ------------   -----------   ----------    -----------
                77,514         61,317         85,158         28,797        17,300          --          47,046
               319,560        127,657        206,260        107,759        54,412       4,245          66,651
          ------------   ------------   ------------   ------------   -----------   ----------    -----------
               397,074        188,974        291,418        136,556        71,712       4,245         113,697
          ------------   ------------   ------------   ------------   -----------   ----------    -----------
          $347,289,408   $138,746,635   $223,424,779   $117,314,916   $59,338,284   $4,589,510    $73,788,460
          ============   ============   ============   ============   ===========   ==========    ===========
             6,901,393      5,739,439      4,783,781      3,617,451     4,092,218     276,841       3,836,891
          ============   ============   ============   ============   ===========   ==========    ===========
          $      50.32   $      24.17   $      46.70   $      32.43   $     14.50   $   16.58     $     19.23
          ============   ============   ============   ============   ===========   ==========    ===========

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           HIGH      INTERMEDIATE
                                                               MONEY      QUALITY     GOVERNMENT
                                                               MARKET      BOND          BOND       CORE BOND     BALANCED
                                                              --------   ---------   ------------   ----------   ----------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS (NOTE 2):
Interest income.............................................  $586,784   $ 822,681    $ 873,847     $2,466,766   $1,237,650
Securities lending income (net).............................        --       1,087       15,277        12,168         7,557
Dividend income.............................................        --          --           --            --     1,116,408
Expenses....................................................  (114,277)    (94,582)    (123,695)     (242,033)     (435,782)
                                                              --------   ---------    ---------     ----------   ----------
Net investment income (loss) allocated from Portfolios......   472,507     729,186      765,429     2,236,901     1,925,833
                                                              --------   ---------    ---------     ----------   ----------
EXPENSES (NOTE 4):
Mortality and expense risk..................................   445,612     271,390      340,455       680,394       957,744
Less expenses reimbursed by TFLIC...........................  (110,225)         --           --            --            --
                                                              --------   ---------    ---------     ----------   ----------
Net expenses................................................   335,387     271,390      340,455       680,394       957,744
                                                              --------   ---------    ---------     ----------   ----------
NET INVESTMENT INCOME (LOSS)................................   137,120     457,796      424,974     1,556,507       968,089
                                                              --------   ---------    ---------     ----------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) allocated from Portfolios on:
  Securities................................................    (3,081)      5,623      (89,890)      686,562     5,837,792
  Futures, written options and short sales..................        --          --           --        76,644        55,597
  Foreign currency transactions.............................        --          --           --        10,621      (166,452)
Change in net unrealized appreciation (depreciation)
  allocated from Portfolios on:
  Securities................................................        --    (375,846)    (188,402)     (415,060)     (846,052)
  Futures, written options and short sales..................        --          --           --        66,052        72,420
  Foreign currency translations.............................        --          --           --       157,854        70,113
                                                              --------   ---------    ---------     ----------   ----------
Net realized and unrealized gains (losses) on investments...    (3,081)   (370,223)    (278,292)      582,673     5,023,418
                                                              --------   ---------    ---------     ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $134,039   $  87,573    $ 146,682     $2,139,180   $5,991,507
                                                              ========   =========    =========     ==========   ==========

                       See notes to financial statements.

        VALUE &         GROWTH &         EQUITY          SPECIAL       AGGRESSIVE      HIGH YIELD     INTERNATIONAL
        INCOME           INCOME          GROWTH          EQUITY          EQUITY           BOND           EQUITY
    ---------------   -------------   -------------   -------------   -------------   -------------   -------------

      $    63,784      $    12,059     $    49,334     $    25,569     $    10,841      $363,771       $    18,609
           19,529            9,380          11,387          37,333          21,596            --            49,146
        7,250,559        2,389,838       2,729,545       1,011,668         224,635         3,275         1,658,460
       (1,561,233)        (829,242)     (1,394,262)       (913,134)       (521,975)      (25,397)         (550,346)
      -----------      -----------     -----------     -----------     -----------      --------       -----------
        5,772,639        1,582,035       1,396,004         161,436        (264,903)      341,649         1,175,869
      -----------      -----------     -----------     -----------     -----------      --------       -----------
        3,571,842        1,427,736       2,367,528       1,196,744         607,045        46,559           698,997
               --               --              --              --              --            --                --
      -----------      -----------     -----------     -----------     -----------      --------       -----------
        3,571,842        1,427,736       2,367,528       1,196,744         607,045        46,559           698,997
      -----------      -----------     -----------     -----------     -----------      --------       -----------
        2,200,797          154,299        (971,524)     (1,035,308)       (871,948)      295,090           476,872
      -----------      -----------     -----------     -----------     -----------      --------       -----------
       18,608,178       14,026,578       3,376,684      20,462,295       7,877,228        28,117         6,385,441
               --           26,453              --          34,093              --            --                --
               --               --         (21,221)           (122)             --          (461)          (67,586)
       15,792,360       (2,050,327)     11,310,023      (7,630,444)     (1,200,677)       58,588         4,412,223
               --           (3,507)             --          (4,843)             --            --                --
               --               --          27,835             (14)             --           (26)           78,236
      -----------      -----------     -----------     -----------     -----------      --------       -----------
       34,400,538       11,999,197      14,693,321      12,860,965       6,676,551        86,218        10,808,314
      -----------      -----------     -----------     -----------     -----------      --------       -----------
      $36,601,335      $12,153,496     $13,721,797     $11,825,657     $ 5,804,603      $381,308       $11,285,186
      ===========      ===========     ===========     ===========     ===========      ========       ===========

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                       HIGH       INTERMEDIATE
                                                        MONEY         QUALITY      GOVERNMENT
                                                        MARKET         BOND           BOND        CORE BOND       BALANCED
                                                     ------------   -----------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).......................  $    137,120   $   457,796   $    424,974   $  1,556,507   $    968,089
Net realized gains (losses) allocated from
  Portfolios on:
  Securities.......................................        (3,081)        5,623        (89,890)       686,562      5,837,792
  Futures, written options and short sales.........            --            --             --         76,644         55,597
  Foreign currency transactions....................            --            --             --         10,621       (166,452)
Change in net unrealized appreciation
  (depreciation) allocated from Portfolios on:
  Securities.......................................            --      (375,846)      (188,402)      (415,060)      (846,052)
  Futures, written options and short sales.........            --            --             --         66,052         72,420
  Foreign currency translations....................            --            --             --        157,854         70,113
                                                     ------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations..................................       134,039        87,573        146,682      2,139,180      5,991,507
                                                     ------------   -----------   ------------   ------------   ------------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold.........................................    60,742,803     6,678,777      6,722,868     11,684,652     13,896,394
Units redeemed.....................................   (65,471,805)   (8,028,632)   (11,991,282)   (15,520,053)   (21,009,195)
                                                     ------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from unit transactions...........................    (4,729,002)   (1,349,855)    (5,268,414)    (3,835,401)    (7,112,801)
                                                     ------------   -----------   ------------   ------------   ------------
Total increase (decrease) in net assets............    (4,594,963)   (1,262,282)    (5,121,732)    (1,696,221)    (1,121,294)
NET ASSETS:
Beginning of year..................................    44,852,848    25,677,769     34,530,489     63,545,946     89,699,459
                                                     ------------   -----------   ------------   ------------   ------------
End of year........................................  $ 40,257,885   $24,415,487   $ 29,408,757   $ 61,849,725   $ 88,578,165
                                                     ============   ===========   ============   ============   ============
Units outstanding beginning of year................     2,380,101     1,792,768      1,731,895      2,165,116      2,659,711
Units sold.........................................     3,221,154       465,457        336,189        393,480        405,591
Units redeemed.....................................    (3,472,127)     (559,500)      (600,178)      (522,531)      (613,468)
                                                     ------------   -----------   ------------   ------------   ------------
Units outstanding end of year......................     2,129,128     1,698,725      1,467,906      2,036,065      2,451,834
                                                     ============   ===========   ============   ============   ============

                       See notes to financial statements.

            VALUE &        GROWTH &        EQUITY        SPECIAL       AGGRESSIVE    HIGH YIELD   INTERNATIONAL
             INCOME         INCOME         GROWTH         EQUITY         EQUITY         BOND         EQUITY
          ------------   ------------   ------------   ------------   ------------   ----------   -------------

          $  2,200,797   $    154,299   $   (971,524)  $ (1,035,308)  $   (871,948)  $ 295,090    $    476,872

            18,608,178     14,026,578      3,376,684     20,462,295      7,877,228      28,117       6,385,441
                    --         26,453             --         34,093             --          --              --
                    --             --        (21,221)          (122)            --        (461)        (67,586)

            15,792,360     (2,050,327)    11,310,023     (7,630,444)    (1,200,677)     58,588       4,412,223
                    --         (3,507)            --         (4,843)            --          --              --
                    --             --         27,835            (14)            --         (26)         78,236
          ------------   ------------   ------------   ------------   ------------   ----------   ------------
            36,601,335     12,153,496     13,721,797     11,825,657      5,804,603     381,308      11,285,186
          ------------   ------------   ------------   ------------   ------------   ----------   ------------

            45,173,442     25,581,984     28,345,032     28,055,549     14,369,916   1,043,834      13,533,361
           (52,388,107)   (29,625,135)   (41,770,419)   (28,347,474)   (16,663,358)   (927,370)    (11,753,685)
          ------------   ------------   ------------   ------------   ------------   ----------   ------------
            (7,214,665)    (4,043,151)   (13,425,387)      (291,925)    (2,293,442)    116,464       1,779,676
          ------------   ------------   ------------   ------------   ------------   ----------   ------------
            29,386,670      8,110,345        296,410     11,533,732      3,511,161     497,772      13,064,862

           317,902,738    130,636,290    223,128,369    105,781,184     55,827,123   4,091,738      60,723,598
          ------------   ------------   ------------   ------------   ------------   ----------   ------------
          $347,289,408   $138,746,635   $223,424,779   $117,314,916   $ 59,338,284   $4,589,510   $ 73,788,460
          ============   ============   ============   ============   ============   ==========   ============
             7,055,567      5,922,680      5,092,408      3,633,570      4,268,033     269,658       3,737,216
               971,881      1,149,500        650,040        933,980      1,087,866      66,937         801,725
            (1,126,055)    (1,332,741)      (958,667)      (950,099)    (1,263,681)    (59,754)       (702,050)
          ------------   ------------   ------------   ------------   ------------   ----------   ------------
             6,901,393      5,739,439      4,783,781      3,617,451      4,092,218     276,841       3,836,891
          ============   ============   ============   ============   ============   ==========   ============

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                       HIGH       INTERMEDIATE
                                                        MONEY         QUALITY      GOVERNMENT
                                                        MARKET         BOND           BOND        CORE BOND       BALANCED
                                                     ------------   -----------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss).......................  $     81,450   $   508,130   $    724,849   $  1,453,422   $    878,824
Net realized gains (losses) allocated from
  Portfolios on:
  Securities.......................................           154        51,940      1,185,030      1,660,815       (526,325)
  Futures, written options and short sales.........            --            --             --       (386,815)       (80,596)
  Foreign currency transactions....................            --            --             --       (468,351)      (287,151)
Change in net unrealized appreciation
  (depreciation) allocated from Portfolios on:
  Securities.......................................            --      (308,680)    (1,684,576)      (288,960)    12,815,747
  Futures, written options and short sales.........            --            --             --        225,280         67,959
  Foreign currency translations....................            --            --             --       (365,095)      (140,105)
                                                     ------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations..................................        81,604       251,390        225,303      1,830,296     12,728,353
                                                     ------------   -----------   ------------   ------------   ------------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold.........................................   122,511,759    10,838,913     10,816,688     22,554,098     15,052,461
Units redeemed.....................................  (126,304,275)   (7,258,587)   (19,786,134)   (15,662,931)   (17,655,121)
                                                     ------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from unit transactions...........................    (3,792,516)    3,580,326     (8,969,446)     6,891,167     (2,602,660)
                                                     ------------   -----------   ------------   ------------   ------------
Total increase (decrease) in net assets............    (3,710,912)    3,831,716     (8,744,143)     8,721,463     10,125,693
NET ASSETS:
Beginning of year..................................    48,563,760    21,846,053     43,274,632     54,824,483     79,573,766
                                                     ------------   -----------   ------------   ------------   ------------
End of year........................................  $ 44,852,848   $25,677,769   $ 34,530,489   $ 63,545,946   $ 89,699,459
                                                     ============   ===========   ============   ============   ============
Units outstanding beginning of year................     2,581,398     1,543,946      2,181,036      1,933,347      2,746,878
Units sold.........................................     6,504,045       757,650        542,800        774,067        487,099
Units redeemed.....................................    (6,705,342)     (508,828)      (991,941)      (542,298)      (574,266)
                                                     ------------   -----------   ------------   ------------   ------------
Units outstanding end of year......................     2,380,101     1,792,768      1,731,895      2,165,116      2,659,711
                                                     ============   ===========   ============   ============   ============

                       See notes to financial statements.

            VALUE &        GROWTH &        EQUITY        SPECIAL       AGGRESSIVE    HIGH YIELD    INTERNATIONAL
             INCOME         INCOME         GROWTH         EQUITY         EQUITY         BOND          EQUITY
          ------------   ------------   ------------   ------------   ------------   -----------   -------------

          $  2,248,079   $    (89,658)  $ (1,352,741)  $   (912,993)  $   (809,948)  $   363,444   $     14,466

            (2,733,678)    (2,315,051)    (7,249,282)     7,939,862      4,454,796       271,377     (2,056,190)
                    --         48,881             --        152,423             --            --             --
                    --             --        (52,468)            --             --            --        288,602

            64,337,402     25,851,061     51,462,665     22,261,561      7,742,125       462,104     17,223,862
                    --         22,244             --         13,430             --            --             --
                    --             --        (28,944)            --             --            --       (173,796)
          ------------   ------------   ------------   ------------   ------------   -----------   ------------

            63,851,803     23,517,477     42,779,230     29,454,283     11,386,973     1,096,925     15,296,944
          ------------   ------------   ------------   ------------   ------------   -----------   ------------

            45,691,539     28,474,589     46,113,086     25,358,358     13,453,776       635,808     63,431,708
           (51,086,300)   (21,544,926)   (31,248,041)   (18,638,471)   (11,362,699)   (2,862,804)   (65,530,260)
          ------------   ------------   ------------   ------------   ------------   -----------   ------------
            (5,394,761)     6,929,663     14,865,045      6,719,887      2,091,077    (2,226,996)    (2,098,552)
          ------------   ------------   ------------   ------------   ------------   -----------   ------------
            58,457,042     30,447,140     57,644,275     36,174,170     13,478,050    (1,130,071)    13,198,392

           259,445,696    100,189,150    165,484,094     69,607,014     42,349,073     5,221,809     47,525,206
          ------------   ------------   ------------   ------------   ------------   -----------   ------------
          $317,902,738   $130,636,290   $223,128,369   $105,781,184   $ 55,827,123   $ 4,091,738   $ 60,723,598
          ============   ============   ============   ============   ============   ===========   ============
             7,207,058      5,579,094      4,727,738      3,405,431      4,103,500       435,401      3,862,561
             1,168,198      1,461,839      1,173,248      1,022,300      1,165,293        46,609      5,099,198
            (1,319,689)    (1,118,253)      (808,578)      (794,161)    (1,000,760)     (212,352)    (5,224,543)
          ------------   ------------   ------------   ------------   ------------   -----------   ------------
             7,055,567      5,922,680      5,092,408      3,633,570      4,268,033       269,658      3,737,216
          ============   ============   ============   ============   ============   ===========   ============

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                               CALVERT SUBACCOUNT

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

ASSETS:
Investments at cost.........................................   $42,070,086
                                                               ===========
Investments at value (Note 6)...............................   $40,381,897
Receivable for units sold...................................        24,710
                                                               -----------
Total assets................................................    40,406,607
                                                               -----------
LIABILITIES:
Payable for units redeemed..................................            72
Payable for securities purchased............................        24,637
Accrued mortality and expense risk..........................        37,285
                                                               -----------
Total liabilities...........................................        61,994
                                                               -----------
NET ASSETS ATTRIBUTABLE TO ANNUITY CONTRACTHOLDERS..........   $40,344,613
                                                               ===========
ACCUMULATION UNITS..........................................     1,447,441
                                                               ===========
UNIT VALUE..................................................   $     27.87
                                                               ===========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                               CALVERT SUBACCOUNT

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME (NOTE 2):
Dividend income.............................................   $  660,405
EXPENSES (NOTE 4):
Mortality and expense risk..................................      415,227
                                                               ----------
NET INVESTMENT INCOME (LOSS)................................      245,178
                                                               ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) from securities.................     (388,818)
Change in net unrealized appreciation (depreciation) on
  securities................................................    2,802,137
                                                               ----------
Net realized and unrealized gains (losses) on investments...    2,413,319
                                                               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $2,658,497
                                                               ==========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                               CALVERT SUBACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR ENDED
                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2004          2003
                                                              -----------   -----------
FROM OPERATIONS:
Net investment income (loss)................................  $   245,178   $   284,989
Net realized gains (losses) from securities.................     (388,818)     (366,181)
Change in net unrealized appreciation (depreciation) on
  securities................................................    2,802,137     5,658,606
                                                              -----------   -----------
Net increase (decrease) in net assets resulting from
  operations................................................    2,658,497     5,577,414
                                                              -----------   -----------
FROM UNIT TRANSACTIONS (NOTE 5):
Units sold..................................................    7,151,803     7,253,821
Units redeemed..............................................   (6,011,153)   (7,166,551)
                                                              -----------   -----------
Net increase (decrease) in net assets from unit
  transactions..............................................    1,140,650        87,270
                                                              -----------   -----------
Total increase (decrease) in net assets.....................    3,799,147     5,664,684
NET ASSETS:
Beginning of year...........................................   36,545,466    30,880,782
                                                              -----------   -----------
End of year.................................................  $40,344,613   $36,545,466
                                                              ===========   ===========
Units outstanding beginning of year.........................    1,403,970     1,400,341
Units sold..................................................      270,209       305,625
Units redeemed..............................................     (226,738)     (301,996)
                                                              -----------   -----------
Units outstanding end of year...............................    1,447,441     1,403,970
                                                              ===========   ===========

                       See notes to financial statements.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Variable Funds ("DIVF") is a separate investment account established on November 30, 1993, by Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under the laws of the State of New York. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group.

DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. DIVF holds assets that are segregated from all of TFLIC's other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations ("Group Plans"). TFLIC is the legal holder of the assets in DIVF.

DIVF had no assets or operations until August 18, 1994 (commencement of operations). There are currently thirteen subaccounts within DIVF which are available to contractholders of Group Plans, and each invests only in a corresponding portfolio of Diversified Investors Portfolios (the "Portfolios") or the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. ("Calvert") (collectively, the "Funds"). The financial statements of the Portfolios and Calvert accompany this report. At December 31, 2004, each of the DIVF subaccounts' investment in the corresponding Portfolios was as follows:

                                                              PERCENTAGE INVESTMENT
SUBACCOUNT                                                        IN PORTFOLIO
----------                                                    ---------------------
Money Market................................................           4.97
High Quality Bond...........................................           3.54
Intermediate Government Bond................................          11.48
Core Bond...................................................           3.74
Balanced....................................................          21.13
Value & Income..............................................          12.85
Growth & Income.............................................          12.23
Equity Growth...............................................           9.77
Special Equity..............................................           9.57
Aggressive Equity...........................................          14.93
High Yield Bond.............................................           1.31
International Equity........................................           5.27

For information regarding each Portfolio's investments, please refer to the Portfolio Composition section of the Portfolios' financial statements, which accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. INVESTMENTS:

The investment by DIVF in the Portfolios reflects DIVF's proportionate interest in the net assets of the Portfolios. The Calvert subaccount is valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on a valuation date. Valuation of securities held in each of the Portfolios is discussed in Note 2A of the Portfolios' Notes to Financial Statements which accompanies this report. A description of the portfolio valuation policy for Calvert can be found in Note A of Calvert's Notes to Financial Statements which accompanies this report.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. INVESTMENT INCOME:

Each DIVF subaccount is allocated its share of income and expenses of the corresponding Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the corresponding Portfolios are allocated pro rata among the investors and are recorded by the subaccounts on a daily basis.

For the Calvert subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

     C. FEDERAL INCOME TAXES:

The operations of DIVF form a part of, and are taxed with, the operations of TFLIC. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to DIVF. Based upon this expectation, no charges are currently being deducted from DIVF for federal income tax purposes.

     D. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Purchases and sales of shares in Calvert were $4,404,607 and $3,017,242 respectively.

The U.S. federal income tax basis of DIVF's investment in the Calvert subaccount at December 31, 2004, was $42,070,086 and net unrealized depreciation for U.S. federal income tax purposes was $1,688,189 (gross unrealized depreciation was $1,688,189).

4. FEES AND TRANSACTIONS WITH AFFILIATES

Because certain subaccounts of DIVF purchase interests in the Portfolios, the net assets of those DIVF subaccounts reflect the investment management fee charged by Diversified Investment Advisors, Inc. ("Diversified") (an affiliate of TFLIC), the investment advisor, which provides investment advice and related services to the Portfolios. Diversified is an indirect, wholly-owned subsidiary of AEGON.

TFLIC reserves the right to deduct an annual contract charge from a participant's account to reimburse TFLIC for administrative expenses relating to the maintenance of the Variable Annuity Contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Daily charges to DIVF for mortality and expense risks assumed by TFLIC were computed at an annual rate of 1.10%; however, TFLIC reserves the right to charge maximum fees of 1.25% upon written notice.

Due to the current interest rate environment, TFLIC has elected to voluntarily waive a portion of its fees to maintain a positive yield in the Money Market Subaccount. TFLIC reserves the right to terminate this waiver without notice.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

5. GROUP PLAN ASSUMPTIONS

On December 31, 1993, TFLIC entered into an agreement with MONY Life Insurance Company ("MONY") pursuant to which certain contracts issued by MONY to Group Plans may be transferred through assumption reinsurance to TFLIC subject to receipt of any necessary state insurance department approvals and authorizations. The assumption reinsurance of any Group Plan to TFLIC will result in the transfer of the applicable assets out of a corresponding MONY separate account and into DIVF. There were no assets transferred to TFLIC pursuant to this assumption reinsurance agreement for the years ended December 31, 2004 and for December 31, 2003.

The amounts related to assumptions, if any, would be reflected in the net proceeds from units sold in the Statements of Changes in Net Assets.

6. PORTFOLIO INVESTMENTS

Calvert invests in the Calvert Social Balanced Portfolio. At December 31, 2004, it holds 21,571,526 shares with a market value of $40,381,897.

7. SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

8. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

9. FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

                                                       INCOME (LOSS) FROM
                                                     INVESTMENT OPERATIONS
                                                  ----------------------------
                                                     NET         NET REALIZED     TOTAL INCOME      UNIT
                                  UNIT VALUE,     INVESTMENT    AND UNREALIZED     (LOSS) FROM     VALUE,
                                  BEGINNING OF      INCOME      GAINS (LOSSES)     INVESTMENT      END OF
FOR THE YEAR ENDED                    YEAR        (LOSS)(#)     ON INVESTMENTS     OPERATIONS       YEAR
------------------                ------------    ----------    --------------    -------------    ------
MONEY MARKET
12/31/2004                           $18.84         $0.06           $ 0.01           $ 0.07        $18.91
12/31/2003                            18.81          0.03            (0.00)(a)         0.03         18.84
12/31/2002                            18.67          0.15            (0.01)            0.14         18.81
12/31/2001                            18.11          0.55             0.01             0.56         18.67
12/31/2000                            17.18          0.93            (0.00)(a)         0.93         18.11
HIGH QUALITY BOND
12/31/2004                            14.32          0.27            (0.22)            0.05         14.37
12/31/2003                            14.15          0.30            (0.13)            0.17         14.32
12/31/2002                            13.47          0.45             0.23             0.68         14.15
12/31/2001                            12.58          0.61             0.28             0.89         13.47
12/31/2000                            11.72          0.62             0.24             0.86         12.58
INTERMEDIATE GOVERNMENT BOND
12/31/2004                            19.94          0.27            (0.18)            0.09         20.03
12/31/2003                            19.84          0.36            (0.26)            0.10         19.94
12/31/2002                            18.52          0.54             0.78             1.32         19.84
12/31/2001                            17.53          0.76             0.23             0.99         18.52
12/31/2000                            16.18          0.79             0.56             1.35         17.53
CORE BOND
12/31/2004                            29.35          0.75             0.28             1.03         30.38
12/31/2003                            28.36          0.70             0.29             0.99         29.35
12/31/2002                            26.24          1.02             1.10             2.12         28.36
12/31/2001                            24.80          1.09             0.35             1.44         26.24
12/31/2000                            22.75          1.22             0.83             2.05         24.80
BALANCED
12/31/2004                            33.73          0.38             2.02             2.40         36.13
12/31/2003                            28.97          0.33             4.43             4.76         33.73
12/31/2002                            32.55          0.47            (4.05)           (3.58)        28.97
12/31/2001                            34.75          0.57            (2.77)           (2.20)        32.55
12/31/2000                            35.90          0.67            (1.82)           (1.15)        34.75

---------------

(#) Calculated based upon average units outstanding.

(1) Portfolio turnover of the Portfolio or the Calvert subaccount.

(2) Reimbursement of fees occurs at the underlying Portfolio level.

(a) Amount rounds to less than one penny per share.

(b) Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

                                                    RATIOS TO AVERAGE NET ASSETS
                                  -----------------------------------------------------------------
                                                                                     EXPENSES,
                                     NET       NET INVESTMENT      EXPENSES,     INCLUDING EXPENSES
                                  INVESTMENT    INCOME (LOSS)      INCLUDING      OF THE PORTFOLIO
          NET ASSETS,    TOTAL      INCOME         (NET OF        EXPENSES OF         (NET OF          PORTFOLIO
          END OF YEAR    RETURN     (LOSS)     REIMBURSEMENTS)   THE PORTFOLIO    REIMBURSEMENTS)     TURNOVER(1)
          ------------   ------   ----------   ---------------   -------------   ------------------   -----------

          $ 40,257,885     0.37%     0.07%          0.34%            1.38%              1.11%             N/A
            44,852,848     0.16      0.03           0.17             1.36               1.22              N/A
            48,563,760     0.75      0.60           0.78             1.38               1.20              N/A
            47,640,329     3.09      2.80           2.97             1.37               1.20              N/A
            39,923,021      N/A      5.12           5.30             1.31               1.13              N/A

            24,415,487     0.35      1.86           1.86             1.48               1.48               48%
            25,677,769     1.20      2.10           2.10             1.48               1.48               50
            21,846,053     5.05      3.27           3.27             1.48               1.48               54
            17,155,475     7.07      4.60           4.60             1.48               1.48               53
             8,372,604      N/A      5.16           5.16             1.41               1.41              N/A

            29,408,757     0.45      1.35           1.37             1.52               1.50(2)           554
            34,530,489     0.50      1.79           1.79             1.49               1.49              392
            43,274,632     7.13      2.81           2.81             1.49               1.49              134
            33,005,776     5.65      4.17           4.17             1.48               1.48               40
            25,498,701      N/A      4.76           4.76             1.40               1.40              N/A

            61,849,725     3.51      2.52           2.52             1.49               1.49              885
            63,545,946     3.49      2.43           2.43             1.49               1.49(2)           922
            54,824,483     8.08      3.78           3.78             1.49               1.49              462
            52,479,298     5.81      4.22           4.22             1.48               1.48              547
            40,806,446      N/A      5.21           5.21             1.41               1.41              N/A

            88,578,165     7.12      1.09           1.11             1.62               1.60(2)           338
            89,699,459    16.43      1.05           1.06             1.61               1.60(2)           377
            79,573,766   (11.00)     1.53           1.55             1.62               1.60(2)           289
           105,443,013    (6.33)     1.72           1.72             1.59               1.59              312
           123,166,730      N/A      1.88           1.88             1.52               1.52              N/A

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

9. FINANCIAL HIGHLIGHTS (CONTINUED)

For an accumulation unit outstanding throughout the year:

                                                       INCOME (LOSS) FROM
                                                      INVESTMENT OPERATIONS
                                                  -----------------------------
                                                      NET         NET REALIZED     TOTAL INCOME      UNIT
                                  UNIT VALUE,     INVESTMENT     AND UNREALIZED     (LOSS) FROM     VALUE,
                                  BEGINNING OF      INCOME       GAINS (LOSSES)     INVESTMENT      END OF
FOR THE YEAR ENDED                    YEAR         (LOSS)(#)     ON INVESTMENTS     OPERATIONS       YEAR
------------------                ------------    -----------    --------------    -------------    ------
VALUE & INCOME
12/31/2004                           $45.06         $ 0.32          $  4.94           $  5.26       $50.32
12/31/2003                            36.00           0.32             8.74              9.06        45.06
12/31/2002                            42.95           0.34            (7.29)            (6.95)       36.00
12/31/2001                            44.31           0.42            (1.78)            (1.36)       42.95
12/31/2000                            40.87           0.48             2.96              3.44        44.31
GROWTH & INCOME
12/31/2004                            22.06           0.03             2.08              2.11        24.17
12/31/2003                            17.96          (0.02)            4.12              4.10        22.06
12/31/2002                            23.46          (0.07)           (5.43)            (5.50)       17.96
12/31/2001                            30.54          (0.15)           (6.93)            (7.08)       23.46
12/31/2000                            37.40          (0.34)           (6.52)            (6.86)       30.54
EQUITY GROWTH
12/31/2004                            43.82          (0.20)            3.08              2.88        46.70
12/31/2003                            35.00          (0.28)            9.10              8.82        43.82
12/31/2002                            46.26          (0.29)          (10.97)           (11.26)       35.00
12/31/2001                            58.57          (0.43)          (11.88)           (12.31)       46.26
12/31/2000                            70.56          (0.57)          (11.42)           (11.99)       58.57
SPECIAL EQUITY
12/31/2004                            29.11          (0.28)            3.60              3.32        32.43
12/31/2003                            20.44          (0.27)            8.94              8.67        29.11
12/31/2002                            27.32          (0.25)           (6.63)            (6.88)       20.44
12/31/2001                            28.51          (0.30)           (0.89)            (1.19)       27.32
12/31/2000                            30.04          (0.28)           (1.25)            (1.53)       28.51

---------------

(#) Calculated based upon average units outstanding.

(1) Portfolio turnover of the Portfolio or the Calvert subaccount.

(2) Reimbursement of fees occurs at the underlying Portfolio level.

(a) Amount rounds to less than one penny per share.

(b) Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

                                                    RATIOS TO AVERAGE NET ASSETS
                                  -----------------------------------------------------------------
                                                                                     EXPENSES,
                                     NET       NET INVESTMENT      EXPENSES,     INCLUDING EXPENSES
                                  INVESTMENT    INCOME (LOSS)      INCLUDING           OF THE
          NET ASSETS,    TOTAL      INCOME         (NET OF        EXPENSES OF     PORTFOLIO(NET OF     PORTFOLIO
          END OF YEAR    RETURN     (LOSS)     REIMBURSEMENTS)   THE PORTFOLIO    REIMBURSEMENTS)     TURNOVER(1)
          ------------   ------   ----------   ---------------   -------------   ------------------   -----------

          $347,289,408    11.67%     0.68%           0.68%           1.58%              1.58%              44%
           317,902,738    25.17      0.82            0.82            1.57               1.57               70
           259,445,696   (16.18)     0.86            0.86            1.58               1.58               31
           348,558,727    (3.07)     0.97            0.97            1.58               1.58               32
           355,485,672      N/A      1.20            1.20            1.49               1.49              N/A

           138,746,635     9.56      0.12            0.12            1.74               1.74              184
           130,636,290    22.83    (0.08)          (0.08)            1.73               1.73(2)           100
           100,189,150   (23.44)   (0.33)          (0.32)            1.76               1.75(2)           115
           146,175,492   (23.18)   (0.61)          (0.61)            1.73               1.73              153
           199,091,314      N/A    (0.96)          (0.96)            1.64               1.64              N/A

           223,424,779     6.57    (0.45)          (0.45)            1.75               1.75              129
           223,128,369    25.20    (0.76)          (0.71)            1.75               1.70               61
           165,484,094   (24.34)   (0.89)          (0.74)            1.75               1.60               75
           254,915,207   (21.02)   (1.02)          (0.87)            1.75               1.60               63
           341,907,923      N/A    (0.98)          (0.84)            1.67               1.53              N/A

           117,314,916    11.41    (0.95)          (0.95)            1.94               1.94              103
           105,781,184    42.42    (1.13)          (1.13)            1.95               1.95(2)           103
            69,607,014   (25.18)   (1.06)          (1.06)            1.95               1.95              109
           103,905,285    (4.17)   (1.12)          (1.12)            1.93               1.93               88
           111,365,978      N/A    (0.93)          (0.93)            1.84               1.84              N/A

                      DIVERSIFIED INVESTORS VARIABLE FUNDS

9. FINANCIAL HIGHLIGHTS (CONTINUED)

For an accumulation unit outstanding throughout the year:

                                                   INCOME (LOSS) FROM
                                                 INVESTMENT OPERATIONS
                                              ----------------------------
                                                 NET         NET REALIZED      TOTAL INCOME       UNIT
                              UNIT VALUE,     INVESTMENT    AND UNREALIZED      (LOSS) FROM      VALUE,
                              BEGINNING OF      INCOME      GAINS (LOSSES)      INVESTMENT       END OF
FOR THE YEAR ENDED                YEAR        (LOSS)(#)     ON INVESTMENTS      OPERATIONS        YEAR
------------------            ------------    ----------    --------------    ---------------    ------
AGGRESSIVE EQUITY
12/31/2004                       $13.08         $(0.21)         $ 1.63            $ 1.42         $14.50
12/31/2003                        10.32          (0.20)           2.96              2.76          13.08
12/31/2002                        14.21          (0.20)          (3.69)            (3.89)         10.32
12/31/2001                        20.88          (0.29)          (6.38)            (6.67)         14.21
12/31/2000                        24.36          (0.42)          (3.06)            (3.48)         20.88
HIGH YIELD BOND
12/31/2004                        15.17           1.09            0.32              1.41          16.58
12/31/2003                        11.99           1.07            2.11              3.18          15.17
12/31/2002                        11.87           0.95           (0.83)             0.12          11.99
12/31/2001                        11.41           0.98           (0.52)             0.46          11.87
12/31/2000                        12.00           0.96           (1.55)            (0.59)         11.41
INTERNATIONAL EQUITY
12/31/2004                        16.25           0.13            2.85              2.98          19.23
12/31/2003                        12.30           0.00(a)         3.95              3.95          16.25
12/31/2002                        14.97          (0.04)          (2.63)            (2.67)         12.30
12/31/2001                        18.60          (0.07)          (3.56)            (3.63)         14.97
12/31/2000                        23.11          (0.05)          (4.46)            (4.51)         18.60
CALVERT
12/31/2004                        26.03           0.17            1.67              1.84          27.87
12/31/2003                        22.05           0.20            3.78              3.98          26.03
12/31/2002                        25.38           0.37           (3.70)            (3.33)         22.05
12/31/2001                        27.58           1.14           (3.34)            (2.20)         25.38
12/31/2000                        28.73           1.04           (2.19)            (1.15)         27.58

---------------

(#) Calculated based upon average units outstanding.

(1) Portfolio turnover of the Portfolio or the Calvert subaccount.

(2) Reimbursement of fees occurs at the underlying Portfolio level.

(a) Amount rounds to less than one penny per share.

(b) Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

                                                   RATIOS TO AVERAGE NET ASSETS
                                 -----------------------------------------------------------------
                                                                                    EXPENSES,
                                    NET       NET INVESTMENT      EXPENSES,     INCLUDING EXPENSES
                                 INVESTMENT    INCOME (LOSS)      INCLUDING           OF THE
          NET ASSETS,   TOTAL      INCOME         (NET OF        EXPENSES OF     PORTFOLIO(NET OF     PORTFOLIO
          END OF YEAR   RETURN     (LOSS)     REIMBURSEMENTS)   THE PORTFOLIO    REIMBURSEMENTS)     TURNOVER(1)
          -----------   ------   ----------   ---------------   -------------   ------------------   -----------

          $59,338,284    10.86%    (1.59)%         (1.58)%          2.06%              2.05%(2)          252%
           55,827,123    26.74     (1.72)          (1.71)           2.11               2.10(2)           165
           42,349,073   (27.38)    (1.70)          (1.69)           2.11               2.10(2)            87
           62,154,959   (31.94)    (1.82)          (1.82)           2.10               2.10               98
           92,859,052      N/A     (1.65)          (1.65)           2.02               2.02              N/A

            4,589,510     9.29      6.97            6.97            1.70               1.70(2)            80
            4,091,738    26.52      8.02            8.03            1.71               1.70(2)           136
            5,221,809     1.01      8.04            8.05            1.71               1.70(2)            95
            5,402,423     4.03      8.31            8.31            1.69               1.69               90
            4,461,511      N/A      8.09            8.14            1.68               1.63              N/A

           73,788,460    18.34      0.75            0.75            1.97               1.97              171
           60,723,598    32.11      0.03            0.03            1.97               1.97(2)            23
           47,525,206   (17.84)    (0.26)          (0.26)           1.98               1.98               25
           63,490,941   (19.52)    (0.45)          (0.45)           1.99               1.99               28
           69,227,248      N/A     (0.25)          (0.25)           1.86               1.86              N/A

           40,344,613     7.07      0.65            0.65            1.10(b)            1.10(b)             8
           36,545,466    18.05      0.86            0.86            2.03               2.03              374
           30,880,782   (13.12)     0.69            0.69            2.01               2.01              552
           37,131,528    (7.98)     4.35            4.35            1.97               1.97              751
           41,131,100      N/A      3.64            3.64            1.89               1.89              N/A

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Transamerica Financial Life Insurance Company, Inc. and the Contractholders of Diversified Investors Variable Funds:

In our opinion, the accompanying statements of assets and liabilities, related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Special Equity, Aggressive Equity, High Yield Bond, International Equity, and Calvert Subaccounts; (constituting the Diversified Investors Variable Funds, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 22, 2005

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in an open-end management investment company ("Fund") invested in underlying subaccounts of the Diversified Investors Variable Funds ("DIVF"), a unit investment trust, you will bear the ongoing costs of managing the corresponding subaccounts in which your Fund invests. You will also bear the cost of operating the Fund.

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your Fund and its investments in DIVF. The figures are based on the actual total return and the actual expenses incurred for the period July 1, 2004 - December 31, 2004. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your Fund, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2004 - December 31, 2004 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Investors Strategic Variable Fund against the cost of owning other funds. Other Funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
                                         Value              Value           July 1, 2004 -       Expense
          SHORT HORIZON              July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,037.46             $1.02             0.20%
          Hypothetical
    (5% annual return before            $1,000            $1,024.13             $1.02             0.20%
            expenses)

                                                                            Expenses Paid
                                   Beginning Account   Ending Account     During the Period    Annualized
          INTERMEDIATE                   Value              Value           July 1, 2004 -       Expense
             HORIZON                 July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,056.58             $1.03             0.20%
          Hypothetical
    (5% annual return before            $1,000            $1,024.13             $1.02             0.20%
            expenses)

                                                                            Expenses Paid
          INTERMEDIATE             Beginning Account   Ending Account     During the Period    Annualized
              LONG                       Value              Value           July 1, 2004 -       Expense
             HORIZON                 July 1, 2004     December 31, 2004  December 31, 2004(1)  Ratio(1)(2)
             Actual                     $1,000            $1,064.99             $1.04             0.20%
          Hypothetical
    (5% annual return before            $1,000            $1,024.13             $1.02             0.20%
            expenses)

---------------

(1) These figures exclude the fees and expenses of the underlying investments in DIVF.

(2) Ratios exclude expenses incurred by the underlying investments in DIVF.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                               SHORT       INTERMEDIATE    INTERMEDIATE
                                                              HORIZON         HORIZON      LONG HORIZON
                                                             STRATEGIC       STRATEGIC       STRATEGIC
                                                           VARIABLE FUND   VARIABLE FUND   VARIABLE FUND
                                                           -------------   -------------   -------------
ASSETS:
Investments in affiliates, at cost.......................   $ 9,105,902     $25,618,472     $35,288,265
                                                            ===========     ===========     ===========
Investments in affiliates, at value (Notes 1 and 2)......   $10,193,025     $28,724,855     $40,129,153
Receivable for units sold................................         7,850           6,729          31,714
                                                            -----------     -----------     -----------
Total assets.............................................    10,200,875      28,731,584      40,160,867
                                                            -----------     -----------     -----------
LIABILITIES:
Payable for securities purchased.........................         6,969           6,729          29,338
Payable for units redeemed...............................           881              --           2,376
Accrued investment advisory fees.........................         1,726           4,832           6,680
                                                            -----------     -----------     -----------
Total liabilities........................................         9,576          11,561          38,394
                                                            -----------     -----------     -----------
NET ASSETS...............................................   $10,191,299     $28,720,023     $40,122,473
                                                            ===========     ===========     ===========
ACCUMULATION UNITS.......................................       694,223       1,853,382       2,497,752
                                                            ===========     ===========     ===========
UNIT VALUE...............................................   $     14.68     $     15.50     $     16.06
                                                            ===========     ===========     ===========
NET ASSETS CONSIST OF:
Cost of accumulation units...............................   $ 8,472,894     $23,897,614     $34,154,712
Undistributed (accumulated) net realized gains
  (losses)...............................................       711,021       1,970,296       1,454,585
Undistributed (accumulated) net investment income
  (loss).................................................       (79,739)       (254,270)       (327,712)
Net unrealized appreciation (depreciation) on
  investments............................................     1,087,123       3,106,383       4,840,888
                                                            -----------     -----------     -----------
NET ASSETS...............................................   $10,191,299     $28,720,023     $40,122,473
                                                            ===========     ===========     ===========

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               SHORT       INTERMEDIATE    INTERMEDIATE
                                                              HORIZON         HORIZON      LONG HORIZON
                                                             STRATEGIC       STRATEGIC       STRATEGIC
                                                           VARIABLE FUND   VARIABLE FUND   VARIABLE FUND
                                                           -------------   -------------   -------------
INVESTMENT ADVISORY FEES (NOTE 3)........................    $(20,787)      $  (53,074)     $  (73,223)
                                                             --------       ----------      ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS IN
  AFFILIATES (NOTE 2):
Net realized gains (losses) on investments in
  affiliates.............................................     292,665           77,524         244,464
Change in net unrealized appreciation (depreciation) on
  investments in affiliates..............................      96,668        1,778,313       2,850,506
                                                             --------       ----------      ----------
Net realized and unrealized gains (losses) on investments
  in affiliates..........................................     389,333        1,855,837       3,094,970
                                                             --------       ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................    $368,546       $1,802,763      $3,021,747
                                                             ========       ==========      ==========

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  SHORT       INTERMEDIATE    INTERMEDIATE
                                                                 HORIZON         HORIZON      LONG HORIZON
                                                                STRATEGIC       STRATEGIC       STRATEGIC
                                                              VARIABLE FUND   VARIABLE FUND   VARIABLE FUND
                                                              -------------   -------------   -------------
FROM OPERATIONS:
Investment advisory fees....................................   $   (20,787)    $   (53,074)    $   (73,223)
Net realized gains (losses) on investments in affiliates....       292,665          77,524         244,464
Change in net unrealized appreciation (depreciation) on
  investments in affiliates.................................        96,668       1,778,313       2,850,506
                                                               -----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations................................................       368,546       1,802,763       3,021,747
                                                               -----------     -----------     -----------
FROM UNIT TRANSACTIONS:
Units sold..................................................     4,511,488       8,560,481      11,189,227
Units redeemed..............................................    (5,193,862)     (7,413,592)     (8,805,493)
                                                               -----------     -----------     -----------
Net increase (decrease) in net assets resulting from unit
  transactions..............................................      (682,374)      1,146,889       2,383,734
                                                               -----------     -----------     -----------
Total increase (decrease) in net assets.....................      (313,828)      2,949,652       5,405,481
NET ASSETS:
Beginning of year...........................................    10,505,127      25,770,371      34,716,992
                                                               -----------     -----------     -----------
End of year.................................................   $10,191,299     $28,720,023     $40,122,473
                                                               ===========     ===========     ===========
Units outstanding beginning of year.........................       742,956       1,775,258       2,340,332
Units sold..................................................       315,306         581,825         743,202
Units redeemed..............................................      (364,039)       (503,701)       (585,782)
                                                               -----------     -----------     -----------
Units outstanding end of year...............................       694,223       1,853,382       2,497,752
                                                               ===========     ===========     ===========

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  SHORT       INTERMEDIATE    INTERMEDIATE
                                                                 HORIZON         HORIZON      LONG HORIZON
                                                                STRATEGIC       STRATEGIC       STRATEGIC
                                                              VARIABLE FUND   VARIABLE FUND   VARIABLE FUND
                                                              -------------   -------------   -------------
FROM OPERATIONS:
Investment advisory fees....................................   $   (19,428)    $   (43,954)    $   (55,749)
Net realized gains (losses) on investments in affiliates....       252,006        (519,806)       (403,627)
Change in net unrealized appreciation (depreciation) on
  investments in affiliates.................................       327,167       3,789,465       5,706,874
                                                               -----------     -----------     -----------
Net increase (decrease) in net assets resulting from
  operations................................................       559,745       3,225,705       5,247,498
                                                               -----------     -----------     -----------
FROM UNIT TRANSACTIONS:
Units sold..................................................     4,194,952       6,755,492      11,219,203
Units redeemed..............................................    (3,335,181)     (4,345,206)     (5,372,554)
                                                               -----------     -----------     -----------
Net increase (decrease) in net assets resulting from unit
  transactions..............................................       859,771       2,410,286       5,846,649
                                                               -----------     -----------     -----------
Total increase (decrease) in net assets.....................     1,419,516       5,635,991      11,094,147
NET ASSETS:
Beginning of year...........................................     9,085,611      20,134,380      23,622,845
                                                               -----------     -----------     -----------
End of year.................................................   $10,505,127     $25,770,371     $34,716,992
                                                               ===========     ===========     ===========
Units outstanding beginning of year.........................       680,929       1,600,072       1,906,765
Units sold..................................................       305,372         505,206         836,726
Units redeemed..............................................      (243,345)       (330,020)       (403,159)
                                                               -----------     -----------     -----------
Units outstanding end of year...............................       742,956       1,775,258       2,340,332
                                                               ===========     ===========     ===========

                       See notes to financial statements.

                     SHORT HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
171,346   Diversified Investors Variable Funds -- Core Bond...........  $ 5,205,000
  8,347   Diversified Investors Variable Funds -- Equity Growth.......      389,832
  6,073   Diversified Investors Variable Funds -- Growth & Income.....      146,812
186,754   Diversified Investors Variable Funds -- High Quality Bond...    2,684,173
 58,506   Diversified Investors Variable Funds -- High Yield Bond.....      969,915
  9,559   Diversified Investors Variable Funds -- International
            Equity....................................................      183,836
  8,418   Diversified Investors Variable Funds -- Money Market........      159,177
  2,272   Diversified Investors Variable Funds -- Special Equity......       73,687
  7,563   Diversified Investors Variable Funds -- Value & Income......      380,593
                                                                        -----------
          Total Investments -- 100.0% (Cost $9,105,902)...............   10,193,025
          Liabilities less other assets -- (0.0%).....................       (1,726)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $10,191,299
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $9,105,902.

The following amount is based on cost for federal income tax purposes:

          Net unrealized appreciation.................................  $ 1,087,123
                                                                        ===========

                       See notes to financial statements.

                  INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
255,315   Diversified Investors Variable Funds -- Core Bond...........  $ 7,755,734
104,786   Diversified Investors Variable Funds -- Equity Growth.......    4,893,999
 77,194   Diversified Investors Variable Funds -- Growth & Income.....    1,866,105
267,367   Diversified Investors Variable Funds -- High Quality Bond...    3,842,809
 84,155   Diversified Investors Variable Funds -- High Yield Bond.....    1,395,129
123,343   Diversified Investors Variable Funds -- International
            Equity....................................................    2,372,040
 44,565   Diversified Investors Variable Funds -- Money Market........      842,648
 28,405   Diversified Investors Variable Funds -- Special Equity......      921,190
 96,086   Diversified Investors Variable Funds -- Value & Income......    4,835,201
                                                                        -----------
          Total Investments -- 100.0% (Cost $25,618,472)..............   28,724,855
          Liabilities less other assets -- (0.0%).....................       (4,832)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $28,720,023
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $25,618,472.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 3,156,611
          Gross unrealized depreciation...............................      (50,228)
                                                                        -----------
          Net unrealized appreciation.................................  $ 3,106,383
                                                                        ===========

                       See notes to financial statements.

               INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

SHARES                                                                     VALUE
------                                                                  -----------
          INVESTMENTS
215,399   Diversified Investors Variable Funds -- Core Bond...........  $ 6,543,192
202,963   Diversified Investors Variable Funds -- Equity Growth.......    9,479,310
149,454   Diversified Investors Variable Funds -- Growth & Income.....    3,612,935
216,893   Diversified Investors Variable Funds -- High Quality Bond...    3,117,359
 69,048   Diversified Investors Variable Funds -- High Yield Bond.....    1,144,678
236,130   Diversified Investors Variable Funds -- International
            Equity....................................................    4,541,092
 38,289   Diversified Investors Variable Funds -- Money Market........      723,976
 54,350   Diversified Investors Variable Funds -- Special Equity......    1,762,596
182,904   Diversified Investors Variable Funds -- Value & Income......    9,204,015
                                                                        -----------
          Total Investments -- 100.0% (Cost $35,288,265)..............   40,129,153
          Liabilities less other assets -- (0.0%).....................       (6,680)
                                                                        -----------
          NET ASSETS -- 100.0%........................................  $40,122,473
                                                                        ===========

The aggregate cost of investments for federal income tax purposes at December 31, 2004 is $35,288,265.

The following amounts are based on cost for federal income tax purposes:

          Gross unrealized appreciation...............................  $ 4,975,516
          Gross unrealized depreciation...............................     (134,628)
                                                                        -----------
          Net unrealized appreciation.................................  $ 4,840,888
                                                                        ===========

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                             PORTFOLIO COMPOSITION

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Fund by asset type.

SHORT HORIZON STRATEGIC VARIABLE FUND
Money Market Funds..........................................    1.6%
Fixed Income Funds..........................................   86.9
Domestic Equity Funds.......................................    9.7
International Equity Funds..................................    1.8
Liabilities less other assets...............................   (0.0)
                                                              -----
                                                              100.0%
                                                              =====
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
Money Market Funds..........................................    2.9%
Fixed Income Funds..........................................   45.2
Domestic Equity Funds.......................................   43.6
International Equity Funds..................................    8.3
Liabilities less other assets...............................   (0.0)
                                                              -----
                                                              100.0%
                                                              =====
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND
Money Market Funds..........................................    1.8%
Fixed Income Funds..........................................   26.9
Domestic Equity Funds.......................................   60.0
International Equity Funds..................................   11.3
Liabilities less other assets...............................   (0.0)
                                                              -----
                                                              100.0%
                                                              =====

                       See notes to financial statements.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Diversified Investors Strategic Variable Funds (the "Trust"), a New York business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of three different series that are, in effect, separate investment funds: Short Horizon Strategic Variable Fund, Intermediate Horizon Strategic Variable Fund, and Intermediate Long Horizon Strategic Variable Fund (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 15, 1996. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Variable Funds ("DIVF") except the Balanced and Calvert subaccounts. DIVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. DIVF operates as a unit investment trust under the 1940 Act. The Trust had no assets or operations until January 2, 1997 (commencement of operations).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding subaccount of DIVF is valued at the unit value per share of each subaccount determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

     B. FEDERAL INCOME TAXES:

The operations of the Trust form a part of, and are taxed with, the operations of Transamerica Financial Life Insurance Company ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Trust. Based upon this expectation, no charges are currently being deducted from the Trust for federal income tax purposes.

     C. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by DIVF.

     D. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON, under which the Advisor provides general investment advice to each Fund. For providing these services and facilities and for bearing the related

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

The Advisor is also advisor to the DIVF's. In addition, TFLIC deducts a mortality and expense risk charge at an annual rate equivalent to 1.10% of the average daily net assets from the DIVF's. (TFLIC reserves the right to charge maximum fees of 1.25% upon notice.) Accordingly, the net assets and unit values of the DIVF's will reflect the management fee and other expenses paid to the Advisor, as well as the mortality and expense risk charge deducted by TFLIC. TFLIC bears sales distribution expenses and any other expenses in excess of the mortality and expense risk charge. TFLIC reserves the right to deduct an annual contract charge from a participant's account to reimburse TFLIC for administrative expense relating to the maintenance of the Variable Annuity Contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales for the period ended December 31, 2004, was as follows:

                                                                COST OF      PROCEEDS
                                                               PURCHASES    FROM SALES
                                                              -----------   -----------
Short Horizon Strategic Variable Fund.......................  $ 5,225,428   $ 5,928,733
Intermediate Horizon Strategic Variable Fund................    8,607,695     7,513,592
Intermediate Long Horizon Strategic Variable Fund...........   14,833,256    12,522,177

5. SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets among DIVF, which, in turn, invests all its assets in a corresponding portfolio of Diversified Investors Portfolios ("Portfolios"), the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures is included in the Statement of Additional Information, which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Portfolios will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The filing for the twelve months ended June 30, 2004, is currently available without charge, upon request.

8. QUARTERLY PORTFOLIOS

The Funds will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

Form N-Q for the corresponding Portfolios is also available without charge on the SEC website or by calling 1-800-755-5803.

9. FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

                                         INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS
                                      ------------------------
                                                       NET
                                                    REALIZED
                                                       AND          TOTAL
                           UNIT          NET       UNREALIZED      INCOME       UNIT                 NET
       FOR THE            VALUE,      INVESTMENT      GAINS      (LOSS) FROM   VALUE,              ASSETS,
        YEAR           BEGINNING OF     INCOME     (LOSSES) ON   INVESTMENT    END OF   TOTAL      END OF
        ENDED              YEAR        (LOSS)*     INVESTMENTS   OPERATIONS     YEAR    RETURN      YEAR
       -------         ------------   ----------   -----------   -----------   ------   ------   -----------
SHORT HORIZON STRATEGIC VARIABLE FUND
12/31/2004                $14.14        $(0.03)      $ 0.57        $ 0.54      $14.68    3.82%   $10,191,299
12/31/2003                 13.34         (0.03)        0.83          0.80      14.14     6.00     10,505,127
12/31/2002                 12.95         (0.03)        0.42          0.39      13.34     3.01      9,085,611
12/31/2001                 12.38         (0.03)        0.60          0.57      12.95     4.60      7,013,073
12/31/2000                 11.63         (0.02)        0.77          0.75      12.38     6.45      3,498,791
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
12/31/2004                 14.52         (0.03)        1.01          0.98      15.50     6.75     28,720,023
12/31/2003                 12.58         (0.03)        1.97          1.94      14.52    15.42     25,770,371
12/31/2002                 13.67         (0.03)       (1.06)        (1.09)     12.58    (7.97)    20,134,380
12/31/2001                 14.16         (0.03)       (0.46)        (0.49)     13.67    (3.46)    21,693,802
12/31/2000                 14.35         (0.03)       (0.16)        (0.19)     14.16    (1.32)    18,239,055

                         RATIOS TO AVERAGE
                            NET ASSETS
                       ---------------------

                                     NET
       FOR THE                    INVESTMENT   PORTFOLIO
        YEAR                        INCOME     TURNOVER
        ENDED          EXPENSES     (LOSS)       RATE
       -------         --------   ----------   ---------
SHORT HORIZON STRATEG
12/31/2004               0.20%       (0.20)%       50%
12/31/2003               0.20        (0.20)       109
12/31/2002               0.20        (0.20)        55
12/31/2001               0.20        (0.20)        68
12/31/2000               0.20        (0.20)        87
INTERMEDIATE HORIZON
12/31/2004               0.20        (0.20)        28
12/31/2003               0.20        (0.20)        87
12/31/2002               0.20        (0.20)        53
12/31/2001               0.20        (0.20)        92
12/31/2000               0.20        (0.20)        98

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

9. FINANCIAL HIGHLIGHTS (CONTINUED)

                                         INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS
                                      ------------------------
                                                       NET
                                                    REALIZED
                                                       AND          TOTAL
                           UNIT          NET       UNREALIZED      INCOME       UNIT                 NET
       FOR THE            VALUE,      INVESTMENT      GAINS      (LOSS) FROM   VALUE,              ASSETS,
        YEAR           BEGINNING OF     INCOME     (LOSSES) ON   INVESTMENT    END OF   TOTAL      END OF
        ENDED              YEAR        (LOSS)*     INVESTMENTS   OPERATIONS     YEAR    RETURN      YEAR
       -------         ------------   ----------   -----------   -----------   ------   ------   -----------
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND
12/31/2004                $14.83        $(0.03)      $ 1.26        $ 1.23      $16.06    8.29%   $40,122,473
12/31/2003                 12.39         (0.03)        2.47          2.44      14.83    19.69     34,716,992
12/31/2002                 14.28         (0.03)       (1.86)        (1.89)     12.39    (13.24)   23,622,845
12/31/2001                 15.34         (0.03)       (1.03)        (1.06)     14.28    (6.91)    26,767,935
12/31/2000                 15.99         (0.03)       (0.62)        (0.65)     15.34    (4.07)    25,424,342

                         RATIOS TO AVERAGE
                            NET ASSETS
                       ---------------------

                                     NET
       FOR THE                    INVESTMENT   PORTFOLIO
        YEAR                        INCOME     TURNOVER
        ENDED          EXPENSES     (LOSS)       RATE
       -------         --------   ----------   ---------
INTERMEDIATE LONG HOR
12/31/2004               0.20%       (0.20)%       34%
12/31/2003               0.20        (0.20)        98
12/31/2002               0.20        (0.20)        49
12/31/2001               0.20        (0.20)        44
12/31/2000               0.20        (0.20)        59

---------------

* Calculated based upon average units outstanding.

10. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the 1940 Act, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at December 31, 2004 totaled $10,193,025, $28,724,855 and $40,129,153, for the Short Horizon Strategic Variable Fund, Intermediate Horizon Strategic Variable Fund, and Intermediate Long Horizon Strategic Variable Fund, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                       BEGINNING     UNITS      UNITS    ENDING     PURCHASE        SALE       GAIN/(LOSS)
                                         UNITS     PURCHASED    SOLD      UNITS       COST          COST        ON SALES
                                       ---------   ---------   -------   -------   -----------   -----------   -----------
SHORT HORIZON STRATEGIC VARIABLE FUND
-------------------------------------
INVESTMENTS:
Diversified Investors Variable
  Funds -- Core Bond.................   190,431       8,423     27,508   171,346   $   248,916   $   625,506    $191,206
Diversified Investors Variable
  Funds -- Equity Growth.............     7,863         750        266     8,347        30,426        10,198         559
Diversified Investors Variable
  Funds -- Growth & Income...........     6,147         178        252     6,073         3,711         4,828         495
Diversified Investors Variable
  Funds -- High Quality Bond.........   195,396      20,930     29,572   186,754       300,423       342,412      81,227
Diversified Investors Variable
  Funds -- High Yield Bond...........    62,438          --      3,932    58,506            --        47,667      13,014
Diversified Investors Variable
  Funds -- International Equity......     9,981          74        496     9,559         1,168         6,377       1,446
Diversified Investors Variable
  Funds -- Money Market..............     5,411     245,525    242,518     8,418     4,629,548     4,572,428         395
Diversified Investors Variable
  Funds -- Special Equity............     2,821          93        642     2,272         2,461        14,472       3,074
Diversified Investors Variable
  Funds -- Value & Income............     7,665         198        300     7,563         8,775        12,180       1,249
                                                                                   -----------   -----------    --------
                                                                                   $ 5,225,428   $ 5,636,068    $292,665
                                                                                   ===========   ===========    ========

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

10. INVESTMENTS IN AFFILIATES (CONTINUED)


Affiliates and the gain/(loss) from sales of affiliates are as follows:


                                       BEGINNING     UNITS      UNITS    ENDING     PURCHASE        SALE       GAIN/(LOSS)
                                         UNITS     PURCHASED    SOLD      UNITS       COST          COST        ON SALES
                                       ---------   ---------   -------   -------   -----------   -----------   -----------
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
------------------------------------------------
INVESTMENTS:
Diversified Investors Variable
  Funds -- Core Bond.................   256,127      16,522     17,334   255,315   $   488,057   $   436,303    $ 80,785
Diversified Investors Variable
  Funds -- Equity Growth.............    95,670      10,490      1,374   104,786       428,585        75,884     (20,452)
Diversified Investors Variable
  Funds -- Growth & Income...........    75,024       3,616      1,446    77,194        76,313        54,122     (23,660)
Diversified Investors Variable
  Funds -- High Quality Bond.........   262,167      11,060      5,860   267,367       158,285        68,641      15,208
Diversified Investors Variable
  Funds -- High Yield Bond...........    84,405         671        921    84,155        10,342        11,237       2,980
Diversified Investors Variable
  Funds -- International Equity......   121,428       1,915         --   123,343        30,216            --          --
Diversified Investors Variable
  Funds -- Money Market..............    10,944     383,628    350,007    44,565     7,234,369     6,598,778       1,093
Diversified Investors Variable
  Funds -- Special Equity............    34,148         466      6,209    28,405        12,492       150,763      19,199
Diversified Investors Variable
  Funds -- Value & Income............    93,255       3,785        954    96,086       169,036        40,340       2,371
                                                                                   -----------   -----------    --------
                                                                                   $ 8,607,695   $ 7,436,068    $ 77,524
                                                                                   ===========   ===========    ========
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE
  FUND
------------------------------------------------
INVESTMENTS:
Diversified Investors Variable
  Funds -- Core Bond.................   207,829      26,374     18,804   215,399   $   770,672   $   440,661    $112,916
Diversified Investors Variable
  Funds -- Equity Growth.............   178,692      25,359      1,088   202,963     1,070,672        43,287         844
Diversified Investors Variable
  Funds -- Growth & Income...........   140,160      11,120      1,826   149,454       243,676        40,202      (1,586)
Diversified Investors Variable
  Funds -- High Quality Bond.........   207,490      22,428     13,025   216,893       319,334       149,471      36,680
Diversified Investors Variable
  Funds -- High Yield Bond...........    67,565       5,120      3,637    69,048        78,489        42,286      13,862
Diversified Investors Variable
  Funds -- International Equity......   226,800       9,905        575   236,130       161,994         8,260         770
Diversified Investors Variable
  Funds -- Money Market..............    16,766     612,509    590,986    38,289    11,548,918    11,141,342       1,398
Diversified Investors Variable
  Funds -- Special Equity............    63,756       2,600     12,006    54,350        76,364       275,339      53,341
Diversified Investors Variable
  Funds -- Value & Income............   174,179      12,373      3,648   182,904       563,137       136,865      26,239
                                                                                   -----------   -----------    --------
                                                                                   $14,833,256   $12,277,713    $244,464
                                                                                   ===========   ===========    ========

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Contractholders of Diversified Investors Strategic Variable Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Short Horizon Strategic Variable Fund, Intermediate Horizon Strategic Variable Fund, and Intermediate Long Horizon Strategic Variable Fund (constituting the Diversified Investors Strategic Variable Funds, hereafter referred to as the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 22, 2005

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            ANNUAL ECONOMIC OVERVIEW

                               DECEMBER 31, 2004

                                  (UNAUDITED)

Investors seemed guarded about the prospects of finishing the year on a positive note, but as the markets cleared several hurdles of uncertainty, capped by the Bush reelection, the major stock indices surged during the last few months of 2004. And while the returns couldn't match the double-digit pace set in 2003, this marks the second straight year that equity markets have been positive -- welcome relief to investors who suffered through the bear market of 2000-2002.

Throughout 2004, investors seemed to be waiting for the "all clear." But, positive signals were clouded by less favorable news. The first quarter's "jobless recovery" quickly gave way to concerns about an overheated economy and higher energy prices did nothing to allay these worries. The Federal Reserve began raising interest rates at the end of June which continued during the third quarter. Their actions seemed to reduce inflation concerns, but the economic recovery slowed somewhat. Even as the economy appeared to be hitting its stride in the fourth quarter, the November presidential election loomed large. When the uncertainty was removed, investors expressed their satisfaction with the election results by bidding stock prices up quickly through year-end.

While inflation and higher interest rates appeared the biggest threats to the stock and bond markets, those fears were never fully realized. In this regard, 2004 defied history lessons, leaving many experts groping for explanations. It may be that the Federal Reserve tempered concerns by signaling its intentions well in advance of any action. But, most agree that the biggest factor was continued and even increased foreign demand of US bonds. With inflation and higher interest rates held at bay this year, pressure may be building for 2005.

Adding to that pressure are the Federal budget and trade deficits as well as the declining value of the dollar. The dollar's drop was significant in 2004, falling between 4% and 8% against other major currencies, and hitting record-lows against the euro. The weak dollar is bad news for other economies, because it hurts their exports to the US. So, foreign governments have an interest in buying the greenback, and with the notable exception of Japan, some have already started to do so. Of particular importance to many currency market observers, is that China has continued to peg its yuan to the dollar, causing it to be undervalued. Some fear that revaluation of the yuan could have considerable implications for the global markets. Whatever action the Chinese government takes, it seems clear that the dollar's relative value will be carefully watched in the year ahead.

                                 EQUITY MARKET

After three choppy quarters, by September 30 most stock investors were not much further ahead than where they began the year. But, what a difference a quarter can make; for the indices made nearly all of their 2004 gains during the last three months of the year. The broad stock market, as measured by the S&P 500, edged up 9.2% for the quarter, bringing the full year returns to 10.9%. Mid-capitalization stocks did even better, with the Russell Midcap Index posting a 13.7% return for the quarter and finishing the year with a 20.2% return. Among domestic stocks, small-caps, as measured by the Russell 2000 Index, had the highest fourth quarter return of 14.1%, but with an 18.3% return for the year, fell short of the pace set by the mid-caps. Thanks to the declining dollar, international stocks had the best returns of all, with the MSCI EAFE Ex-US Index returning 15.2% in the last three months of 2004 alone, bringing the twelve-month return to 20.8%.

Among investment styles, the fourth quarter was fairly evenly split across the capitalization spectrum, with growth edging out value among mid- and small- cap stocks. For the year, value stocks fared better than growth stocks, so the long-awaited rotation to growth was still not fully evident. With oil prices topping $55 a barrel in October, the 2004 returns on energy stocks handsomely outpaced the returns of most other stock sectors. And while the technology sector surged in the fourth quarter, for the twelve months ended December, technology was one of the worst places to have been invested, particularly among semiconductors.

2004 saw some pick-up in IPO activity, including the long-awaited Google deal, and several mergers during the last quarter appeared to add to the overall buoyancy of investor sentiment. Consensus appears to be that

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

corporate earnings will continue to grow, albeit at a subdued rate. Generally speaking, companies have strong balance sheets and excess cash that bode well for the year ahead.

                              FIXED INCOME MARKET

Anxious about the impact that rising interest rates might have on bond values, bond investors should be pleased to have seen positive returns for the year. Like stocks, bonds had a bumpy ride, but the fact that they survived unscathed
 -- and even ahead -- surprised even the most experienced investors. After a sharp decline in the third quarter, the yield on the benchmark 10-year Treasury note moved to 4.22% by December 31, up from 4.125% on September 30, but slightly down for the year overall.

As a measure of the broad bond market, the Lehman Aggregate Bond Index rose 0.95% during the quarter, adding to the gains earned during the first nine months, to finish the year with a very respectable 4.3% return. All sectors finished in positive territory for both the quarter and the year, with the riskiest and longest duration securities posting the best results. High yield bonds led the pack for the quarter and the year, finishing up 4.5% and 10.9% respectively as measured by the Merrill Lynch High Yield Master II Index.

                              MONEY MARKET SERIES

The Money Market Fund invests primarily in short-term, US dollar-denominated money market instruments. Although fixed income investors were not rewarded as much as most equity investors in 2004, a Citigroup Treasury Bill 3-Month Index return of 1.24% was welcomed in a year when the Federal Reserve hiked short rates 125 basis points. Fund returns were positive, and the manager's positioning along the yield curve was the primary driver behind the performance. The view that the Federal Reserve would begin raising the Federal funds target mid-year pointed the manager towards a shorter average maturity in the portfolio. This approach enabled reinvestments in higher rates as the Fed continued to raise rates at a measured pace. The portfolio duration was shortened by selling longer dated fixed rate notes. Currently, portfolio duration is moderately shorter than the benchmark. The treasury yield curve, that flattened dramatically in 2004, should continue on that path; however, trades taking advantage of further curve moves will be evaluated on an opportunistic basis.

                            HIGH QUALITY BOND SERIES

The Fund invests in debt issued by the US Government and its agencies as well as asset-backed and corporate fixed income securities, emphasizing short duration and high quality securities. Credit risk-taking was not rewarded early in the year with Treasuries and other high quality sectors faring best. The Fund was well positioned and holdings in the residential mortgage sector were the largest contributors to performance. During April, Treasury yields rose sharply and the portfolio posted negative absolute returns, but was in line with the benchmark. Additive performance was the result of holdings in the residential mortgage sector as well as allocations to the money market sector. Negative returns were primarily generated by the longer than benchmark duration stance of the portfolio early in the quarter. The third quarter found the portfolio ahead of the Merrill Lynch 1-3 year US Treasury Index. The best performing sectors for the portfolio were those with the longest durations, i.e. CMBS, residential mortgage-backed and asset-backed. Furthermore, as spreads were fairly stable over the quarter, the largest contributor of return was the income component. This theme continued into the 4th quarter where the income component again was the main source of return, propelling the portfolio ahead of its benchmark for the quarter. This capped off a volatile 12 months with the Fund aligned with its benchmark, trailing by 2 basis points for the year. In addition to the income component, issue selection in the MBS and ABS sectors were additive during the fourth quarter.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                      INTERMEDIATE GOVERNMENT BOND SERIES

The Intermediate Government Bond Fund seeks high current income consistent with preservation of capital by investing primarily in intermediate-term US Government and Agency securities. The complementary investment approaches utilized by the two portfolio managers incorporate duration management, yield curve management and opportunistic investments in corporate, asset-backed and mortgage-backed securities. By positioning the portfolio in short maturities with lower coupons to avoid price depreciation, the portfolio lost ground to higher yielding, longer duration indexes in a year of flat ten-year interest rates. As a result, the Fund underperformed for the year.

Moving into 2005, the Fund maintains a short duration with an overweight in asset-backed and mortgage-backed securities.

                                CORE BOND SERIES

The Core Bond Fund seeks to maximize return through investment in US Government, asset-backed, mortgage-backed and corporate securities and to a lesser extent convertible, high yield and international fixed income securities.

The Fund performed in line with the benchmark for the year. Two major themes garnered the majority of the relative performance: yield curve and non-dollar securities. The sub-advisor positioned the portfolio to benefit from rising rates and a flatter yield curve by holding shorter duration securities and maintaining a barbelled position versus the index. Additionally, the manager's exposure to non-dollar securities, based on the belief that the yields on these securities would move lower than comparable US Treasuries, was rewarded. Allocations to spread sectors, primarily corporates and mortgages, were also additive.

                                BALANCED SERIES

The Balanced Fund seeks to provide a high total return consistent with a broad diversified mix of stocks, bonds and money market instruments and is managed by two sub-advisors: one overseeing the Fund's equity portion and one managing the Fund's fixed income portion. The equity sub-advisor uses a quantitative model that is designed to track the S&P 500 Index closely. Market volatility hampered the quantitative model utilized in the equity portion for the first half of the year. The second half of 2004 presented a slightly more stable environment which complemented the approach. For the year, the S&P 500 Index posted a solid 10.9% return which was matched by the equity portion of the portfolio. Returning just over 9%, the fourth quarter accounted for the bulk of the year's performance.

The Fund's fixed income sub-advisor uses an investment strategy that expands on the more traditional investable fixed income universe, creating a more diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar, and emerging market securities on an opportunistic basis. A shorter duration position relative to the benchmark was additive for the year and the non-dollar allocation was the other main contributor.

The Fund performance captured most of its 8.3% benchmark return, which is 60% S&P500/40% Lehman Aggregate Bond.

                             VALUE & INCOME SERIES

The Value & Income Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks selling at reasonable valuations relative to their future projected earnings. The Fund utilizes a combination of deep and relative value sub-styles. The portfolio delivered healthy absolute gains in 2004, outpacing the broad market but lagging its own Russell 1000 Value Index, which returned 16.5%. Stock selection in media and an overweight in pharmaceuticals detracted from relative returns for the year. These groups were hit by intense negative publicity throughout the year. In addition, the portfolio had a

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

weighted average market capitalization above its benchmark. In an environment where small-capitalization stocks outperformed their mid- and large-capitalization counterparts, this higher market capitalization was a detractor.

                             GROWTH & INCOME SERIES

The Growth & Income Fund invests in a diversified portfolio of stocks which have the potential to generate long-term capital appreciation and current dividend income. The Fund was restructured in May to utilize three sub-advisors, each with a specific role. The structured core component, sub-advised by Goldman Sachs Asset Management, applies a quantitative model and tracks the benchmark risk closely, while the active value and growth components seek to add more value through fundamental stock selection. The complementary sub-advisors are Ark Asset Management (growth style) and Aronson+Johnson+Ortiz, LP (value style). The restructuring proved beneficial for 2004 as all three managers performed well relative to their respective style benchmarks. For the year, the Fund's performance was in line with the S&P 500 Index return of 10.9%. The Fund's stock selection in aggregate remained strong for the year, especially in the household durables industry of the consumer discretionary sector. Sector allocations, however, had less of an impact on relative performance. Among the top twenty-five holdings at the end of 2004, almost half of the names were also among the top performers in the Fund for the year, including Exxon Mobil Corp., General Electric Company, eBay, Inc. and Johnson & Johnson.

                              EQUITY GROWTH SERIES

The Equity Growth Fund seeks to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with the potential for above-average growth in earnings. The Fund utilizes a multi-managed approach with complementary large capitalization growth styles. During the year, the Fund was restructured and a sub-advisor was removed so that the Fund now has just two sub-advisors: Ark Asset Management and Marsico Capital Management.

The Fund outperformed its Russell 1000 Growth benchmark, which returned 6.3% for the year. The best performing sectors -- Utilities, Telecommunications and Energy -- also had the smallest weightings in the Index. As expected, stock selection was the main driver of the Fund's performance. Consumer Discretionary, Healthcare and Financial sectors and names were the main contributors while Information Technology -- a major growth sector -- was flat. The top five performing stocks in the portfolio were UnitedHealth Group Inc., eBay, Inc., QUALCOMM, Inc., General Electric Company and YAHOO!, Inc.

                              MID-CAP VALUE SERIES

The Mid-Cap Value Fund has a value-oriented investment philosophy grounded in identifying opportunities among companies undergoing material strategic change. The Mid-Cap Value Fund outperformed the Russell Mid Cap Value Index for the year. A large portion of the excess return was generated from stock selection in the Healthcare, Consumer Staples and Financial sectors. The portfolio returned 37% vs. the Index return of 11% in Healthcare, 51% vs. 21% in Consumer Staples and 30% vs. 25% in Financials. In addition to strong stock selection in Healthcare, an overweight of 5% to the sector was also additive. From a security standpoint the top three contributors for the year were TXU Corp. (Utilities), Brascan Corp. (Financial Services) and CR Bard, Inc. (Healthcare). To close out the year, companies continued to build substantial liquidity positions and 2005 could become a notable year for capital redeployment via mergers and acquisitions, spin offs, large stock buybacks and meaningful dividend increases. The portfolio investment process is dedicated to discovering companies that are efficient in the execution of this process and given the current environment, should find interesting opportunities in the upcoming year.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                             MID-CAP GROWTH SERIES

The Mid-Cap Growth Fund seeks a high level of capital appreciation through investment in a diversified portfolio of medium size, growth-oriented companies. At the end of the third quarter, the incumbent sub-advisor was replaced by Columbus Circle Investors.

Equity performance during the fourth quarter was the strongest of the year, helping to generate 10% to 20% returns for 2004 and leaving stocks at the highest levels in three years despite continued Iraqi violence, resumed US dollar decline, and the Federal Reserve raising short-term interest rates twice. A confluence of positive events helped power the rally, including a $10 per barrel drop in the price of oil, a definitive outcome to the US Presidential election, and heightened merger and acquisition activity. During the fourth quarter, the mid-growth portfolio gained primarily due to the strength in telecommunication services, industrial, consumer discretionary and select technology stocks.

Strong fourth quarter returns helped the Fund's one year return. As we enter the new year, capital spending, energy services and export oriented industrial activity are areas of interest as are companies that benefit strong secular trends, such as satellite radio and internet telephony.

                             SMALL-CAP VALUE SERIES

The Small-Cap Value Fund's approach to small-cap equity management is fundamental, bottom-up and value oriented. The strategy identifies stocks of quality companies selling at large discounts to the underlying value of the business. Many small- and mid-capitalization stocks surged in price over the last two years. Most impressive have been the gains registered within the value category of the small-cap universe. Specifically, the Russell 2000 Value Index posted a gain of 22.3% for 2004, on the heels of a 46.0% rise in 2003.

The Small-Cap Value Fund posted strong returns for 2004. Given the more normal economic and investment environment, the sub-advisor's "normalized" free cash flow methodology was rewarded. Strong stock selection in telecommunication services, materials and information technology was the primary driver for the Fund's calendar year performance. For example, the Fund gained 31.7%, 43.5%, and 21.6%, respectively in these three sectors while the Russell 2000 Value Index only returned (19.6)%, 36.7% and 5.3% for the same three sectors. However, sector allocations, particularly a 3.3% overweight to the telecommunication services sector, which was the only major economic sector in the Russell 2000 Value Index to register a negative return for the year, offset partial gains from strong stock selection.

Given the portfolio's emphasis on free cash flow, below are highlighted two examples of how portfolio holdings are adding to intrinsic value. Delta & Pine Land Company (DLP) dominates the cotton seed industry with over 80% share of the market for genetically modified cotton seeds. Its business is stable domestically and claims growth potential overseas. The company has built up a cash balance of more than $150 million with no debt. The sub-advisor has actively worked with DLP's management and board to encourage restructuring the company's balance sheet to return excess cash to shareholders and to introduce debt. The sub-advisor believes DLP's intrinsic value may improve 10-15% through a combination of a reduced share count and lowered weighted average cost of capital.

Another company that is restructuring its capital allocations is Post Properties, Inc. (PPS). Unlike many of its REIT counterparts, management of PPS has embarked on a strategy of downsizing the company and taking advantage of high valuations. In an environment where cap rates have reached historic lows of 5%, PPS is selling properties, reducing leverage, and returning capital to shareholders.

                             SPECIAL EQUITY SERIES

The Special Equity Fund is managed by five sub-advisors: two small-cap growth managers, two small-cap value managers, and one small-cap core manager. A multiple manager approach is utilized to assist in

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

maximizing opportunities and dampening the volatility often associated with small-capitalization stocks. The Fund trailed the Russell 2000 Index for 2004. Stock selection was the primary driver for the underperformance, while sector allocations also had a small negative effect. Holdings that detracted from performance were primarily consumer discretionary names, such as Cox Radio Inc., Emmis Communications Corp., and Ruby Tuesday, Inc. In aggregate, stock selection in the consumer discretionary sector cost the Fund 2.5% in the relative performance, as the Fund returned 5.4% in this sector compared to the benchmark's 18.8%. Additionally, underweighted positions in the top-performing energy and materials sectors, which returned 56.7% and 34.6%, respectively, within the benchmark for the year, further detracted performance. Positive contributors to performance included Peoples Bank Bridgeport, InfoSpace Inc., and CNET Networks. Strong stock selection in the financial sector also added to performance.

                            SMALL-CAP GROWTH SERIES

The Small-Cap Growth Fund seeks a high level of capital appreciation through investment in a diversified portfolio of small-growth oriented or emerging growth companies that are believed to offer above average opportunities for long-term price appreciation. The Small-Cap Growth Fund finished the year with strong gains, but relative performance trailed that of the benchmark Russell 2000 Growth Index. The year's relative performance was largely due to stock selection in the technology and healthcare sectors as well as a relative underweight in the energy and basic industry/capital goods sectors. Strong performance in the consumer non-durables sector helped to offset these factors.

Among individual names, Urban Outfitters, Inc. was the biggest positive contributor to performance, rising more than 100% during the year as it continued to deliver strong earnings and sales growth. Coach, Inc. also continued to surpass expectations on earnings and sales growth and gained almost 50%. Travel-related firms also did well during the year with Four Seasons Hotels, Inc. delivering returns in excess of 50%.

Technology-related stocks comprised many of the worst performing stocks during the year as many companies failed to live up to lofty expectations. O2 Micro International, Ltd., Asyst Technology and Varian Semiconductor Equipment Associates, Inc. are three technology companies in the portfolio that performed poorly during the past year. The sub-advisor exited from Asyst Technology and Varian Semiconductor Equipment Associates, Inc., but opted to continue to hold O2 Micro International, Ltd.

For the coming year, the Fund will continue to seek out and hold those companies that have established market leadership and which the sub-advisor feels will be able to post superior earnings and sales growth.

                            AGGRESSIVE EQUITY SERIES

The Aggressive Equity Fund seeks to provide long-term capital appreciation through investment in large-capitalization, high-growth companies. The Fund invests in stocks which present an opportunity for significant increases in earnings, revenue and/or value. At the end of the third quarter, the Fund's objective was refined from one of all-capitalization growth to large-capitalization growth. Correspondingly, there was also a change in the Fund's sub-advisor, which is now Turner Investment Partners.

The Russell 1000 Growth Index posted 6.3% for the year. Growth lagged value in large part because the best performing sectors -- Utilities, Telecommunications and Energy -- had the smallest weightings in the Growth Index. The Fund relied on stock selection as the main driver of performance for these sectors. Consumer Discretionary, Financial and Information Technology sectors and names were the main contributors while Industrials failed to add value. The top performing stocks in the portfolio included Elan, Cooper Cos., Palmone, Urban Outfitters, Inc., XTO Energy and Apple Computer, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

                                  (UNAUDITED)

                             HIGH YIELD BOND SERIES

The High Yield Bond Fund seeks high current income as is consistent with providing reasonable safety of principal by investing in lower rated, high-yield corporate debt securities. Risk taking continued to be rewarded in 2004 in the high-yield space, as lower rated issues, such as B and CCC, benefited from improving credit ratings and better earnings fundamentals. In addition, such issues tend to be less sensitive to rising interest rates compared to higher rated credit sectors, such as BB. For the year, according to the Merrill Lynch High Yield Master II Index, CCC rated bonds gained 15.7%, followed by the B sector, which returned 10.4%. The BB sector only finished the year with a 9.3% return. The Fund's overweight to the CCC and B sectors at the expense of the BB sector contributed significantly to performance in 2004. Sector allocation decisions, however, had a slightly negative impact on relative performance, including an underweight to the strong energy industry and an overweight to the lagging cable/satellite TV industry. Energy issues in aggregate returned 12.3% for the Index, while cable/satellite TV trailed with a return of 8.3% for the year. In combination, these factors meant that the fund had strong absolute performance in line with the benchmark, but fell short of the 10.9% index return.

                          INTERNATIONAL EQUITY SERIES

The International Equity Fund provides access to international stock markets, which represent approximately two-thirds of the investment opportunities available worldwide. The International Equity Fund underwent a sub-advisory change in March as the incumbent was replaced with two style specific managers, Wellington Management Company and LSV Asset Management. The new structure pairs a growth manager, Wellington Management Company, with a value manager, LSV Asset Management. This coupling achieves the Fund objective which is an overall core approach in the international space.

The portfolio posted strong returns for the year, slightly trailing the MSCI World Ex-US Index return of 20.8%. Value outpaced growth for the second half of the year to bring it in firmly ahead of growth for 2004. As a result, the slight overweight to value within the portfolio was beneficial. From a cap size perspective, small and mid-caps led performance; therefore, the lower-than-benchmark average market cap for the portfolio was also additive. Looking at country selection, the overall contribution was slightly negative. The UK was the largest allocation (21%) at year end and largest overweight (7%) in the portfolio. Strong stock selection in the UK added to performance. Currency contribution was slightly negative, but is not an alpha generator and is expected to be neutral.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2004

                                                         HIGH       INTERMEDIATE
                                         MONEY         QUALITY       GOVERNMENT         CORE                          VALUE &
                                         MARKET          BOND           BOND            BOND          BALANCED         INCOME
                                      ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost.................  $748,623,310   $717,304,799   $350,694,701   $2,171,881,538   $418,696,867   $2,305,368,292
                                      ============   ============   ============   ==============   ============   ==============
Securities, at value, including
 investments held as collateral for
 securities out on loan (Note 4)....  $748,623,310   $710,319,325   $350,417,547   $2,180,919,786   $453,538,283   $2,744,291,344
Repurchase agreements (cost equals
 market)............................    60,216,832        698,287     6,103,722        46,075,207      8,603,926       66,108,926
Cash................................            --             --            --                --         19,097               --
Foreign currency holdings, at value
 (cost $31,058, $3,246 and
 $15,335,728, respectively).........            --             --            --            31,276          3,281               --
Receivable for securities sold......            --             --    10,312,500       236,270,070     24,248,450          996,418
Unrealized appreciation on foreign
 currency forward contracts.........            --             --            --         2,784,501        303,961               --
Variation margin....................            --             --            --                --         32,188               --
Interest receivable.................       752,643      4,296,758     1,630,660        14,357,614      1,262,549           10,224
Dividends receivable................            --             --            --                --        370,179        4,138,415
Foreign tax reclaim receivable......            --             --            --                --             --            1,879
Receivable from Advisor.............            --             --        20,940                --          5,991               --
Receivable from securities lending
 (net)..............................            --          4,305        16,613             8,111          1,991            9,536
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total assets........................   809,592,785    715,318,675   368,501,982     2,480,446,565    488,389,896    2,815,556,742
                                      ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Due to Advisor......................         3,362             --            --             1,220             --               --
Due to Custodian....................            --             --            --                --             --               --
Collateral for securities out on
 loan...............................            --     24,475,000    64,248,067       357,709,666     24,760,913      108,351,744
Foreign currency due to Custodian,
 at value (cost $113,948)...........            --             --            --                --             --               --
Payable for securities purchased....            --             --    47,617,584       290,105,164     27,991,206          599,598
Securities sold short, at value
 (proceeds $168,103,608 and
 $14,888,708, respectively).........            --             --            --       167,792,788     14,856,967               --
Unrealized depreciation on foreign
 currency forward contracts.........            --             --            --         8,811,052        849,714               --
Variation margin....................            --             --            --            72,047             --               --
Investment advisory fees............       177,743        204,564        77,951           493,237        159,974        1,020,983
Accrued expenses....................        59,295         44,733        55,729            93,506         44,433          121,095
Contingent liability (Note 6).......            --             --            --                --             --               --
                                      ------------   ------------   ------------   --------------   ------------   --------------
Total liabilities...................       240,400     24,724,297   111,999,331       825,078,680     68,663,207      110,093,420
                                      ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS..........................  $809,352,385   $690,594,378   $256,502,651   $1,655,367,885   $419,726,689   $2,705,463,322
                                      ============   ============   ============   ==============   ============   ==============

                       See notes to financial statements.

             GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP
              INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

          $1,100,909,061   $2,134,500,942   $398,607,948   $224,614,152   $162,178,255   $1,176,986,716   $123,461,318
          ==============   ==============   ============   ============   ============   ==============   ============

          $1,214,103,718   $2,459,214,200   $452,395,238   $255,104,120   $193,589,256   $1,362,672,110   $137,958,965
               7,071,418       41,295,933     22,804,390      5,082,338      1,367,599       26,260,855      1,887,631
                      --               --             --             --             --        1,067,441             --

                      --               --             --             --             --               --             --
               2,615,671        4,690,905      4,318,789        412,396             --       10,445,848         47,359
                      --               --             --             --             --               --             --
                      --               --             --             --             --            2,295             --
                   5,683           14,872          4,854          3,415          1,448           12,059          2,059
               1,490,823        2,151,635        395,854         34,242        176,671        1,221,493         22,574
                     934              654          4,788             --             --            1,257            214
                      --               --          2,397         31,093          4,061               --          2,271
                  37,589           13,295          7,426         11,006          1,188           47,078          3,731
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
           1,225,325,836    2,507,381,494    479,933,736    260,678,610    195,140,223    1,401,730,436    139,924,804
          --------------   --------------   ------------   ------------   ------------   --------------   ------------

                   6,673            4,920             --             --             --               --             --
                      --            8,998             --             --             --            5,747             --
              85,014,118      203,440,449     58,613,178     50,393,267     22,031,456      171,006,787     31,366,433
                      --               --             --             --             --          117,942             --
               3,719,182       12,057,374      6,351,818             --        227,162        2,052,639         22,745

                      --               --             --             --             --               --             --
                      --               --             --             --             --            2,369             --
                     475               --             --             --             --               --             --
                 579,529        1,194,720        228,378        125,524        117,192          895,583         77,619
                  57,425          115,086         29,683         58,947         28,464          118,627         28,855
                      --               --             --             --             --               --             --
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
              89,377,402      216,821,547     65,223,057     50,577,738     22,404,274      174,199,694     31,495,652
          --------------   --------------   ------------   ------------   ------------   --------------   ------------
          $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152
          ==============   ==============   ============   ============   ============   ==============   ============

            AGGRESSIVE     HIGH YIELD    INTERNATIONAL
              EQUITY          BOND           EQUITY
           ------------   ------------   --------------

           $384,745,597   $308,558,949   $1,262,989,346
           ============   ============   ==============

           $438,572,257   $329,712,140   $1,494,028,564
                     --     16,169,442       15,085,220
                     --             --               --

                     --             --       15,490,725
              3,187,268      1,725,550       17,063,507
                     --             --           97,112
                     --             --               --
                  2,643      6,638,496          132,789
                 83,911             --        1,255,943
                     --             --          630,089
                 25,897            811               --
                  8,840             --           65,737
           ------------   ------------   --------------
            441,880,816    354,246,439    1,543,849,686
           ------------   ------------   --------------

                     --             --               --
                856,129             --               --
             42,298,930             --      127,122,222
                     --             --               --
                674,689      2,268,187       14,057,632

                     --             --               --
                     --          3,950           44,823
                     --             --               --
                261,493        162,774          870,732
                 62,708         38,992          136,333
                     --             --               --
           ------------   ------------   --------------
             44,153,949      2,473,903      142,231,742
           ------------   ------------   --------------
           $397,726,867   $351,772,536   $1,401,617,944
           ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               HIGH       INTERMEDIATE
                                                 MONEY        QUALITY      GOVERNMENT       CORE                       VALUE &
                                                MARKET         BOND           BOND          BOND        BALANCED        INCOME
                                              -----------   -----------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
Interest income.............................  $11,986,198   $22,311,088   $ 7,666,832    $61,599,370   $ 5,956,010   $    479,807
Securities lending income (net).............           --        29,633       133,678        301,101        36,417        145,453
Dividend income.............................           --            --            --             --     5,369,252     54,262,719
Less: foreign withholding taxes.............           --            --            --             --            --       (204,499)
                                              -----------   -----------   -----------    -----------   -----------   ------------
Total income................................   11,986,198    22,340,721     7,800,510     61,900,471    11,361,679     54,683,480
                                              -----------   -----------   -----------    -----------   -----------   ------------
EXPENSES:
Investment advisory fees....................    2,056,993     2,341,487       948,718      5,404,392     1,887,638     10,846,077
Custody fees................................      168,276       172,231        84,652        554,099       246,669        472,468
Audit fees..................................       23,901        28,147        28,494         32,663        27,984         28,851
Legal fees..................................       35,069        14,456        49,424         33,913         7,534        203,840
Reports to shareholders.....................       35,191         5,627        28,969         13,284         2,564         20,110
Miscellaneous fees..........................        4,128         3,419         1,407          6,668         5,595         20,801
                                              -----------   -----------   -----------    -----------   -----------   ------------
Total expenses..............................    2,323,558     2,565,367     1,141,664      6,045,019     2,177,984     11,592,147
Expenses reimbursed by the Advisor..........           --            --       (57,448)            --       (80,562)            --
                                              -----------   -----------   -----------    -----------   -----------   ------------
Net expenses................................    2,323,558     2,565,367     1,084,216      6,045,019     2,097,422     11,592,147
                                              -----------   -----------   -----------    -----------   -----------   ------------
NET INVESTMENT INCOME (LOSS)................    9,662,640    19,775,354     6,716,294     55,855,452     9,264,257     43,091,333
                                              -----------   -----------   -----------    -----------   -----------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) on transactions
 from:
 Securities.................................      (68,909)      151,339      (958,216)    17,584,819    28,014,567    136,210,030
 Futures, written options and short sales...           --            --            --      2,034,427       275,477             --
 Foreign currency transactions..............           --            --            --        754,587      (797,829)            --
Change in net unrealized appreciation
 (depreciation) on:
 Securities.................................           --   (10,070,723)   (1,623,256)    (9,954,093)   (4,120,704)   124,599,254
 Futures, written options and short sales...           --            --            --      1,831,989       352,272             --
 Foreign currency translations..............           --            --            --      3,018,058       326,110             --
                                              -----------   -----------   -----------    -----------   -----------   ------------
Net realized and unrealized gains (losses)
 on investments.............................      (68,909)   (9,919,384)   (2,581,472)    15,269,787    24,049,893    260,809,284
                                              -----------   -----------   -----------    -----------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................  $ 9,593,731   $ 9,855,970   $ 4,134,822    $71,125,239   $33,314,150   $303,900,617
                                              ===========   ===========   ===========    ===========   ===========   ============

                       See notes to financial statements.

      GROWTH &        EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL      SMALL-CAP    AGGRESSIVE    HIGH YIELD
       INCOME         GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH       EQUITY         BOND
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
    $    118,829   $    486,864   $   174,747   $    37,887   $   41,507    $    305,771   $  25,539    $  103,517    $26,584,824
          77,418        110,292        54,391        47,417       32,477         435,904      27,965       114,805            --
      19,764,058     26,963,291     4,272,824       777,190    1,555,269      12,022,367     326,788     1,524,038       238,798
         (13,548)       (48,306)      (42,090)       (1,445)          --         (11,321)     (1,936)       (9,998)           --
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
      19,946,757     27,512,141     4,459,872       861,049    1,629,253      12,752,721     378,356     1,732,362    26,823,622
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,428,226     12,888,076     2,004,782     1,349,517    1,150,035      10,328,852     836,819     3,401,765     1,702,720
         261,661        427,707       100,606        58,237       63,438         371,302      68,091        70,198       122,730
          28,263         31,675        22,262        22,178       27,196          29,777      27,172        27,027        29,020
          34,733         54,795         6,482        16,529        2,992          38,391       1,934        20,856         8,414
          77,203         47,239         2,378        31,075        1,084          40,371         795        32,846         2,650
           9,361         17,817         2,590         1,555        1,288          10,889         925         3,221         1,598
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,839,447     13,467,309     2,139,100     1,479,091    1,246,033      10,819,582     935,736     3,555,913     1,867,132
              --             --       (42,344)      (72,900)     (53,146)             --     (69,756)      (43,307)       (8,915)
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
       6,839,447     13,467,309     2,096,756     1,406,191    1,192,887      10,819,582     865,980     3,512,606     1,858,217
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
      13,107,310     14,044,832     2,363,116      (545,142)     436,366       1,933,139    (487,624)   (1,780,244)   24,965,405
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
     115,263,875     31,940,963    42,407,767    12,882,888   11,963,670     237,402,239   8,624,552    53,282,314     2,115,482
         218,837             --            --            --           --         383,845          --            --            --
              --       (195,930)           --            --           --          (1,419)         --            --       (38,584)
     (14,746,118)   124,528,399    28,735,824    14,287,960   16,063,298     (94,435,273)  1,287,183    (6,938,097)    4,878,847
         (25,648)            --            --            --           --         (63,125)         --            --            --
              --        252,838            --            --           --            (128)         --            --        (2,274)
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
     100,710,946    156,526,270    71,143,591    27,170,848   28,026,968     143,286,139   9,911,735    46,344,217     6,953,471
    ------------   ------------   -----------   -----------   -----------   ------------   ----------   -----------   -----------
    $113,818,256   $170,571,102   $73,506,707   $26,625,706   $28,463,334   $145,219,278   $9,424,111   $44,563,973   $31,918,876
    ============   ============   ===========   ===========   ===========   ============   ==========   ===========   ===========

     INTERNATIONAL
        EQUITY
     -------------
     $    342,745
          916,541
       34,265,596
       (3,475,347)
     ------------
       32,049,535
     ------------
        8,840,962
        1,236,229
           31,571
           41,346
           51,626
           10,146
     ------------
       10,211,880
               --
     ------------
       10,211,880
     ------------
       21,837,655
     ------------
      115,705,922
               --
       (1,206,452)
       90,404,364
               --
        1,402,931
     ------------
      206,306,765
     ------------
     $228,144,420
     ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     HIGH        INTERMEDIATE
                                    MONEY           QUALITY       GOVERNMENT          CORE                            VALUE &
                                   MARKET            BOND            BOND             BOND           BALANCED          INCOME
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)......................  $     9,662,640   $  19,775,354   $  6,716,294    $   55,855,452   $    9,264,257   $   43,091,333
Net realized gains (losses)
 on transactions from:
 Securities..................          (68,909)        151,339       (958,216)       17,584,819       28,014,567      136,210,030
 Futures, written options and
   short sales...............               --              --             --         2,034,427          275,477               --
 Foreign currency
   transactions..............               --              --             --           754,587         (797,829)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities..................               --     (10,070,723)    (1,623,256)       (9,954,093)      (4,120,704)     124,599,254
 Futures, written options and
   short sales...............               --              --             --         1,831,989          352,272               --
 Foreign currency
   translations..............               --              --             --         3,018,058          326,110               --
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 operations..................        9,593,731       9,855,970      4,134,822        71,125,239       33,314,150      303,900,617
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTERESTS:
 Contributions...............    2,390,217,896     297,813,199    108,850,896       481,906,477       80,900,947      698,778,362
 Withdrawals.................   (2,390,031,840)   (239,823,125)  (122,003,055)     (366,450,838)    (128,574,240)    (495,301,392)
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 transactions in investors'
 beneficial interests........          186,056      57,990,074    (13,152,159)      115,455,639      (47,673,293)     203,476,970
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets..................        9,779,787      67,846,044     (9,017,337)      186,580,878      (14,359,143)     507,377,587
NET ASSETS:
Beginning of year............      799,572,598     622,748,334    265,519,988     1,468,787,007      434,085,832    2,198,085,735
                               ---------------   -------------   -------------   --------------   --------------   --------------
End of year..................  $   809,352,385   $ 690,594,378   $256,502,651    $1,655,367,885   $  419,726,689   $2,705,463,322
                               ===============   =============   =============   ==============   ==============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $   13,107,310   $   14,044,832   $  2,363,116   $   (545,142)  $    436,366   $    1,933,139   $   (487,624)  $  (1,780,244)
       115,263,875       31,940,963     42,407,767     12,882,888     11,963,670      237,402,239      8,624,552      53,282,314
           218,837               --             --             --             --          383,845             --              --
                --         (195,930)            --             --             --           (1,419)            --              --
       (14,746,118)     124,528,399     28,735,824     14,287,960     16,063,298      (94,435,273)     1,287,183      (6,938,097)
           (25,648)              --             --             --             --          (63,125)            --              --
                --          252,838             --             --             --             (128)            --              --
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       113,818,256      170,571,102     73,506,707     26,625,706     28,463,334      145,219,278      9,424,111      44,563,973
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       240,606,463      588,107,212    187,619,787     70,645,237     81,981,796      387,584,089     48,004,475     134,545,173
      (281,865,617)    (443,755,067)   (62,608,934)   (52,917,945)   (38,596,639)    (575,873,750)   (32,589,077)   (152,715,289)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       (41,259,154)     144,352,145    125,010,853     17,727,292     43,385,157     (188,289,661)    15,415,398     (18,170,116)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
        72,559,102      314,923,247    198,517,560     44,352,998     71,848,491      (43,070,383)    24,839,509      26,393,857
     1,063,389,332    1,975,636,700    216,193,119    165,747,874    100,887,458    1,270,601,125     83,589,643     371,333,010
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152   $ 397,726,867
    ==============   ==============   ============   ============   ============   ==============   ============   =============

      HIGH YIELD    INTERNATIONAL
         BOND           EQUITY
     ------------   --------------
     $ 24,965,405   $   21,837,655
        2,115,482      115,705,922
               --               --
          (38,584)      (1,206,452)
        4,878,847       90,404,364
               --               --
           (2,274)       1,402,931
     ------------   --------------
       31,918,876      228,144,420
     ------------   --------------
      119,654,473      363,246,391
      (82,501,587)    (238,806,763)
     ------------   --------------
       37,152,886      124,439,628
     ------------   --------------
       69,071,762      352,584,048
      282,700,774    1,049,033,896
     ------------   --------------
     $351,772,536   $1,401,617,944
     ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       HIGH        INTERMEDIATE
                                      MONEY           QUALITY       GOVERNMENT          CORE                          VALUE &
                                     MARKET            BOND            BOND             BOND          BALANCED         INCOME
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income (loss)...  $     9,979,725   $  17,159,281   $  9,450,274    $   44,628,727   $  8,599,312   $   34,499,497
Net realized gains (losses) on
 transactions from:
 Securities....................            2,502       1,053,699      9,090,837        33,834,691     (2,378,526)     (14,947,882)
 Futures, written options and
   short sales.................               --              --             --        (7,377,329)      (381,773)              --
 Foreign currency
   transactions................               --              --             --        (9,734,134)    (1,376,703)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities....................               --      (6,996,509)   (12,217,945)       (7,048,140)    61,359,689      432,326,774
 Futures, written options and
   short sales.................               --              --             --         4,245,398        320,215               --
 Foreign currency
   translations................               --              --             --        (8,285,094)      (677,257)              --
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations....................        9,982,227      11,216,471      6,323,166        50,264,119     65,464,957      451,878,389
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS:
 Contributions.................    4,895,275,949     443,551,095    136,326,640     1,006,604,253     87,161,756      787,647,945
 Withdrawals...................   (4,970,458,524)   (271,034,250)  (235,135,208)     (587,705,969)   (94,286,493)    (594,600,404)
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets resulting from
 transactions in investors'
 beneficial interests..........      (75,182,575)    172,516,845    (98,808,568)      418,898,284     (7,124,737)     193,047,541
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
 assets........................      (65,200,348)    183,733,316    (92,485,402)      469,162,403     58,340,220      644,925,930
NET ASSETS:
Beginning of year..............      864,772,946     439,015,018    358,005,390       999,624,604    375,745,612    1,553,159,805
                                 ---------------   -------------   -------------   --------------   ------------   --------------
End of year....................  $   799,572,598   $ 622,748,334   $265,519,988    $1,468,787,007   $434,085,832   $2,198,085,735
                                 ===============   =============   =============   ==============   ============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP     AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY         GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
    $    9,209,845   $    5,160,875   $    630,628   $   (295,799)  $    661,360   $     (259,523)  $  (78,423)   $  (1,976,889)
       (18,757,982)     (53,877,311)    16,382,379      7,924,068      3,460,669       93,446,698    3,962,414       28,566,283
           393,990               --             --             --             --        1,993,411           --               --
                --         (448,279)            12             --             --               --           --               --
       212,270,922      409,432,264     26,563,475     16,015,678     16,155,804      300,788,244   12,202,135       56,018,993
           183,859               --             --             --             --          229,855           --               --
                --         (253,185)            --             --             --               --           --               --
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       203,300,634      360,014,364     43,576,494     23,643,947     20,277,833      396,198,685   16,086,126       82,608,387
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       426,163,342      842,583,806    152,858,411    117,035,920     74,205,600      619,304,338   60,627,113      219,225,766
      (365,696,147)    (373,850,553)   (27,871,166)   (19,202,750)   (11,516,201)    (750,860,756)  (9,645,051)    (242,800,742)
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
                        468,733,253    124,987,245     97,833,170     62,689,399     (131,556,418)  50,982,062      (23,574,976)
        60,467,195
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
       263,767,829      828,747,617    168,563,739    121,477,117     82,967,232      264,642,267   67,068,188       59,033,411
       799,621,503    1,146,889,083     47,629,380     44,270,757     17,920,226    1,005,958,858   16,521,455      312,299,599
    --------------   --------------   ------------   ------------   ------------   --------------   -----------   -------------
    $1,063,389,332   $1,975,636,700   $216,193,119   $165,747,874   $100,887,458   $1,270,601,125   $83,589,643   $ 371,333,010
    ==============   ==============   ============   ============   ============   ==============   ===========   =============

      HIGH YIELD      INTERNATIONAL
         BOND            EQUITY
     -------------   ---------------
     $  21,480,918   $     8,873,734
        14,222,810       (29,216,895)
                --                --
                --         4,292,233
        23,379,451       279,190,953
                --                --
                --        (2,877,612)
     -------------   ---------------
        59,083,179       260,262,413
     -------------   ---------------
       164,492,103     1,663,422,826
      (148,960,043)   (1,531,539,691)
     -------------   ---------------
        15,532,060       131,883,135
     -------------   ---------------
        74,615,239       392,145,548
       208,085,535       656,888,348
     -------------   ---------------
     $ 282,700,774   $ 1,049,033,896
     =============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             COMMERCIAL PAPER -- 43.2%
$31,650,000  Abbey National NA LLC,
               2.17%, 01/04/05..............  $ 31,644,277
 18,960,000  Bank of America Corp.,
               2.11%, 02/02/05..............    18,924,440
 32,380,000  Barclays US Funding LLC,
               2.34%, 02/28/05..............    32,257,925
 32,350,000  Calyon North America, Inc.,
               2.24%, 01/19/05..............    32,313,768
 33,780,000  Credit Suisse First Boston NY,
               1.95%, 01/03/05..............    33,776,341
 34,990,000  HSBC Americas, Inc.,
               2.34%, 01/20/05..............    34,946,787
 32,240,000  ING (US) Funding LLC,
               2.28%, 02/04/05..............    32,170,577
 35,100,000  Jupiter Securities
               Corp. -- 144A,
               2.35%, 01/18/05..............    35,061,132
 35,040,000  Morgan Stanley,
               2.34%, 01/25/05..............    34,985,338
 31,410,000  Rabobank USA Financial Corp.,
               2.16%, 01/18/05..............    31,377,962
 31,920,000  UBS Finance (Delaware), Inc.,
               2.20%, 01/06/05..............    31,910,247
                                              ------------
             TOTAL COMMERCIAL PAPER (Cost
               $349,368,794)................   349,368,794
                                              ------------
             DOMESTIC CERTIFICATES OF DEPOSIT -- 4.3%
 34,990,000  Wells Fargo Bank NA,
               2.32%, 01/07/05
               (Cost $34,990,000)...........    34,990,000
                                              ------------
             YANKEE CERTIFICATES OF DEPOSIT -- 16.3%
 32,280,000  Bank of Montreal,
               2.27%, 02/01/05..............    32,280,000
 32,360,000  Dexia Bank,
               2.24%, 01/05/05..............    32,360,000
 32,320,000  HBOS Treasury Services PLC,
               2.31%, 02/09/05..............    32,320,000
 34,880,000  Toronto Dominion Holdings,
               2.39%, 02/25/05..............    34,880,000
                                              ------------
             TOTAL YANKEE CERTIFICATES OF
               DEPOSIT (Cost
               $131,840,000)................   131,840,000
                                              ------------
             MEDIUM TERM CORPORATE NOTES -- 1.6%
 13,000,000  Caterpillar Financial Service
               Corp., Floating Rate,
               2.18%, 07/09/05(a) (Cost
               $13,000,000).................    13,000,000
                                              ------------

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 23.3%
             FANNIE MAE -- 11.7%
$26,560,000    2.13%, 01/03/05..............  $ 26,556,857
  9,260,000    1.87%, 02/23/05..............     9,234,507
 20,200,000  Floating Rate,
               1.50%, 02/14/05(a)...........    20,200,000
 25,000,000    2.07%, 04/29/05..............    24,830,785
 14,100,000  Floating Rate,
               2.36%, 06/09/05(a)...........    14,098,258
                                              ------------
                                                94,920,407
                                              ------------
             FEDERAL HOME LOAN BANK -- 5.5%
  7,650,000    1.47%, 03/01/05..............     7,650,000
 20,200,000    1.40%, 04/01/05..............    20,199,889
 16,500,000    1.66%, 05/16/05..............    16,508,274
                                              ------------
                                                44,358,163
                                              ------------
             FREDDIE MAC -- 6.1%
 20,200,000  Floating Rate,
               1.50%, 02/14/05(a)...........    20,200,000
 15,000,000    2.34%, 03/08/05..............    14,935,733
 14,100,000  Floating Rate,
               2.00%, 10/07/05(a)...........    14,100,000
                                              ------------
                                                49,235,733
                                              ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES
               (Cost $188,514,303)..........   188,514,303
                                              ------------
             SHORT TERM CORPORATE NOTES -- 3.8%
 16,900,000  American Express Credit
               Company, Floating Rate,
               2.38%, 04/05/05(a)...........    16,910,213
 14,000,000  Merrill Lynch & Company,
               Floating Rate,
               2.54%, 03/11/05(a)...........    14,000,000
                                              ------------
             TOTAL SHORT TERM CORPORATE
               NOTES
               (Cost $30,910,213)...........    30,910,213
                                              ------------
             TOTAL SECURITIES
               (Cost $748,623,310)..........   748,623,310
                                              ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                    ------------
             REPURCHASE AGREEMENTS -- 7.4%
$60,210,000  With Barclays Bank PLC, dated
               12/31/04, 2.25%, due
               01/03/05, repurchase proceeds
               at maturity $60,221,289
               (Collateralized by Fannie Mae
               Discount Note, zero coupon,
               due 02/07/05, with a value of
               $10,274,250, various Fannie
               Maes, 2.00% -- 3.88%, due
               03/15/05-01/26/07, with a
               total value of $16,412,699,
               Federal Home Loan Bank,
               2.38%, due 04/05/06, with a
               value of $10,514,554, Federal
               Home Loan Bank Discount Note,
               zero coupon, due 06/03/05,
               with a value of $3,405,727,
               Freddie Mac, 4.00%, due
               08/10/09, with a value of
               $10,170,467, and Tennessee
               Valley Authority, 6.38%, due
               06/15/05, with a value of
               $10,636,804).................  $ 60,210,000
      6,832  With Investors Bank & Trust,
               dated 12/31/04, 1.88%, due
               01/03/05, repurchase proceeds
               at maturity $6,833
               (Collateralized by Freddie
               Mac, 2.95%, due 03/15/32,
               with a value of $7,210)......         6,832
                                              ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $60,216,832)...........    60,216,832
                                              ------------
             Total Investments -- 99.9%
               (Cost $808,840,142)..........   808,840,142
             Other assets less
               liabilities -- 0.1%..........       512,243
                                              ------------
             NET ASSETS -- 100.0%...........  $809,352,385
                                              ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $808,840,142.
---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 76.4%
             BANKS -- 17.8%
$1,000,000   Abbey National PLC, Series EMTN,
               6.69%, 10/17/05...............  $  1,025,126
 6,490,000   ABN AMRO Bank NV (Chicago),
               7.25%, 05/31/05...............     6,602,082
 5,000,000   Amsouth Bank NA, Series BKNT,
               Floating Rate,
               2.13%, 01/20/06(b)............     5,004,810
 1,000,000   Bank of America Corp.,
               6.20%, 02/15/06...............     1,032,705
 4,000,000   Bank of America Corp.,
               7.13%, 03/01/09...............     4,471,824
 1,500,000   Bank of America Corp., Series
               MTN1, Floating Rate,
               2.63%, 08/26/05(b)............     1,502,637
 4,100,000   Bank of Montreal-Chicago,
               6.10%, 09/15/05...............     4,185,690
 3,000,000   Bank of Montreal-Chicago,
               7.80%, 04/01/07...............     3,260,286
 4,000,000   Bank of Scotland -- 144A,
               3.50%, 11/30/07...............     3,988,860
 2,000,000   BankBoston NA, Series BKNT,
               6.38%, 04/15/08...............     2,157,862
 1,000,000   Bayerische Landesbank,
               4.13%, 01/14/05...............     1,000,358
 2,500,000   Deutsche Bank Financial,
               6.70%, 12/13/06...............     2,652,863
 2,000,000   Fifth Third Bank,
               6.75%, 07/15/05...............     2,040,112
 2,000,000   HBOS Treasury Services PLC --
               144A,
               3.75%, 09/30/08...............     1,998,392
 5,333,000   HSBC Bank PLC,
               7.63%, 06/15/06...............     5,690,823
 1,000,000   HSBC Bank PLC,
               6.95%, 03/15/11...............     1,152,514
 2,650,000   Inter-American Development Bank,
               8.40%, 09/01/09...............     3,143,099
 5,000,000   KFW International Finance,
               Series DTC,
               5.25%, 06/28/06...............     5,162,920
 2,000,000   KFW International Finance,
               Series DTC,
               4.75%, 01/24/07...............     2,063,306
 5,000,000   National City Bank, Series BKNT,
               2.70%, 08/24/09...............     4,872,050
 1,000,000   National Westminster Bank,
               7.38%, 10/01/09...............     1,139,590
 6,115,000   Nordea Bank (Finland),
               6.50%, 01/15/06...............     6,324,151
 5,000,000   SouthTrust Bank NA, Series BKNT,
               Floating Rate,
               2.43%, 12/14/05(b)............     5,002,740
 4,000,000   SunTrust Banks, Inc., Series
               BKNT, Floating Rate,
               2.56%, 10/03/05(b)............     4,003,076

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BANKS (CONTINUED)
$3,000,000   Svenska Handelsbanken,
               8.13%, 08/15/07...............  $  3,327,258
 3,000,000   Swiss Bank Corp.,
               7.25%, 09/01/06...............     3,189,144
 3,000,000   US Bancorp, Series MTNN,
               5.10%, 07/15/07...............     3,104,679
 2,145,000   US Bank NA (Minnesota), Series
               BKNT,
               7.30%, 08/15/05...............     2,194,148
 3,000,000   US Bank NA, Series BKNT,
               Floating Rate,
               2.44%, 12/05/05(b)............     3,001,110
 3,500,000   US Central Credit Union,
               2.75%, 05/30/08...............     3,390,338
 1,500,000   Wachovia Corp.,
               7.55%, 08/18/05...............     1,542,872
 7,000,000   Wachovia Corp., Floating Rate,
               2.50%, 07/20/07(c)............     7,003,170
 3,166,000   Wells Fargo & Company,
               6.88%, 04/01/06...............     3,301,951
 2,000,000   Wells Fargo & Company, Floating
               Rate,
               2.56%, 06/12/06(b)............     2,003,318
 4,000,000   Wells Fargo & Company, Floating
               Rate,
               2.58%, 09/15/06(b)............     4,006,836
 6,000,000   Wells Fargo & Company, Floating
               Rate,
               2.61%, 09/28/07(b)............     6,005,784
 1,000,000   Wells Fargo & Company, Series
               MTNH,
               6.75%, 10/01/06...............     1,060,907
                                               ------------
                                                122,609,391
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 0.4%
 2,500,000   First Data Corp.,
               6.75%, 07/15/05...............     2,551,328
                                               ------------
             FINANCIAL SERVICES -- 9.0%
 4,000,000   Associates Corp. NA, Series
               MTNH,
               7.63%, 04/27/05...............     4,060,384
 5,000,000   Citigroup, Inc.,
               3.50%, 02/01/08...............     4,981,295
 4,500,000   Citigroup, Inc., Floating Rate,
               2.50%, 06/04/07(b)............     4,504,068
 3,570,000   General Electric Capital Corp.,
               8.30%, 09/20/09...............     4,175,433
 1,000,000   General Electric Capital Corp.,
               Series MTNA,
               8.70%, 03/01/07...............     1,105,288
 6,000,000   Goldman Sachs Group, Inc.,
               Series MTN1, Floating Rate,
               2.20%, 01/09/07(b)............     6,010,860
 8,000,000   Heller Financial, Inc.,
               8.00%, 06/15/05...............     8,180,823

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$1,000,000   Heller Financial, Inc.,
               6.38%, 03/15/06...............  $  1,035,286
 7,000,000   Lehman Brothers Holdings, Inc.,
               8.25%, 06/15/07...............     7,769,853
 2,000,000   Lehman Brothers Holdings, Inc.,
               7.00%, 02/01/08...............     2,186,694
 5,000,000   Morgan Stanley,
               3.88%, 01/15/09...............     4,976,795
 2,000,000   Morgan Stanley, Floating Rate,
               2.24%, 07/27/07(b)............     2,001,196
 6,000,000   The Bear Stearns Companies,
               Inc., Series MTNB, Floating
               Rate,
               2.76%, 06/19/06(b)............     6,022,074
 2,727,270   Toyota Motor Credit Corp.,
               Series MTN,
               2.75%, 08/06/09...............     2,672,002
 2,500,000   Toyota Motor Credit Corp.,
               Series MTN, Floating Rate,
               2.42%, 09/09/05(c)............     2,501,713
                                               ------------
                                                 62,183,764
                                               ------------
             FOOD AND BEVERAGE -- 0.9%
 6,000,000   Kellogg Company, Series B,
               6.00%, 04/01/06...............     6,187,968
                                               ------------
             INSURANCE -- 0.3%
 2,000,000   Met Life Global Funding
               I -- 144A,
               4.25%, 07/30/09...............     2,015,192
                                               ------------
             OIL, COAL AND GAS -- 1.2%
 3,500,000   ConocoPhillips,
               8.75%, 05/25/10...............     4,276,034
 3,760,000   Tosco Corp.,
               7.25%, 01/01/07...............     4,012,924
                                               ------------
                                                  8,288,958
                                               ------------
             PHARMACEUTICALS -- 0.4%
 3,000,000   Abbott Laboratories,
               5.63%, 07/01/06...............     3,102,723
                                               ------------
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES -- 12.9%
 6,575,000   AmeriCredit Auto Receivables
               Trust, Series 2002-C, Class
               A4,
               3.55%, 02/12/09...............     6,601,936
 1,741,034   Capital One Auto Finance Trust,
               Series 2003-A, Class A3A,
               1.83%, 10/15/07...............     1,732,896
 3,500,000   Capital One Prime Auto
               Receivables Trust, Series
               2004-3, Class A4,
               3.69%, 06/15/10...............     3,492,344
 4,500,000   Carmax Auto Owner Trust, Series
               2004-2, Class A4,
               3.46%, 09/15/11...............     4,462,112
 2,113,988   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A4,
               4.44%, 04/16/07...............     2,124,930

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES (CONTINUED)
$7,500,000   Fifth Third Auto Trust, Series
               2004-A, Class A4,
               3.70%, 10/20/11...............  $  7,516,116
 4,525,000   Franklin Auto Trust, Series
               2003-1, Class A4,
               2.27%, 05/20/11...............     4,438,065
 2,000,000   Franklin Auto Trust, Series
               2004-1, Class A2,
               3.57%, 03/16/09...............     1,985,655
 3,000,000   Harley-Davidson Motorcycle
               Trust, Series 2004-1, Class
               A2,
               2.53%, 11/15/11...............     2,939,590
 2,000,000   Household Automotive Trust,
               Series 2003-1, Class A3,
               1.73%, 12/17/07...............     1,988,050
 1,597,989   Hyundai Auto Receivables Trust,
               Series 2002-A, Class A3,
               2.80%, 02/15/07...............     1,597,347
   942,161   Marshall & Ilsley Auto Loan
               Trust, Series 2002-1, Class
               A3,
               2.49%, 10/22/07...............       942,029
 3,500,000   National City Auto Receivables
               Trust, Series 2004-A, Class
               A3,
               2.11%, 07/15/08...............     3,457,066
 3,250,000   Onyx Acceptance Auto Trust,
               Series 2002-D, Class A4,
               3.10%, 07/15/09...............     3,248,758
 1,500,000   Onyx Acceptance Auto Trust,
               Series 2004-A, Class A3,
               2.19%, 03/17/08...............     1,485,337
 1,619,990   Provident Auto Lease ABS Trust,
               Series 1999-1, Class A2,
               7.03%, 01/14/12...............     1,646,761
 4,000,000   Regions Auto Receivables Trust,
               Series 2003-2, Class A3,
               2.31%, 01/15/08...............     3,974,394
   193,986   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A4,
               5.81%, 08/15/06...............       194,721
 2,200,000   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A5,
               6.17%, 11/15/07...............     2,255,298
 4,230,568   Susquehanna Auto Lease Trust,
               Series 2003-1, Class A3,
               2.46%, 01/14/07...............     4,210,581
 5,000,000   Triad Auto Receivables Owner
               Trust, Series 2002-A, Class
               A4,
               3.24%, 08/12/09...............     5,006,253
 8,000,000   Volkswagen Auto Loan Enhanced
               Trust, Series 2003-2, Class
               A3,
               2.27%, 10/22/07...............     7,943,501
 8,500,000   Wachovia Auto Owner Trust,
               Series 2004-A, Class A4,
               3.66%, 07/20/10...............     8,514,448

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
               VEHICLES (CONTINUED)
$4,500,000   WFS Financial Owner Trust,
               Series 2004-1, Class A4,
               2.81%, 08/22/11...............  $  4,420,938
 3,000,000   Whole Auto Loan Trust, Series
               2003-1, Class A3B,
               1.99%, 05/15/07...............     2,974,781
                                               ------------
                                                 89,153,907
                                               ------------
             PRIVATE ASSET BACKED: BANKS -- 0.2%
 1,550,000   Bank One Issuance Trust, Series
               2002-A2, Class A2,
               4.16%, 01/15/08...............     1,559,338
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 5.1%
 1,625,000   Advanta Business Card Master
               Trust, Series 2000-C, Class B,
               Floating Rate,
               3.11%, 04/20/08(c)............     1,628,372
 1,500,000   Chemical Master Credit Card
               Trust 1, Series 1996-2, Class
               A,
               5.98%, 09/15/08...............     1,539,547
 5,000,000   Citibank Credit Card Issuance
               Trust, Series 2000-A3, Class
               A3,
               6.88%, 11/16/09...............     5,444,696
 2,000,000   Citibank Credit Card Issuance
               Trust, Series 2003-A6, Class
               A6,
               2.90%, 05/17/10...............     1,948,457
 5,375,000   Citibank Omni-S Master Trust,
               Series 2000-2, Class A,
               6.75%, 09/16/09...............     5,512,569
 3,000,000   Fleet Credit Card Master Trust
               II, Series 2001-B, Class A,
               5.60%, 12/15/08...............     3,097,309
 1,700,000   Household Private Label Credit
               Card Master Note Trust I,
               Series 2002-2, Class A,
               Floating Rate,
               2.57%, 01/18/11(c)............     1,704,383
 6,000,000   Nordstrom Private Label Credit
               Card, Series 2001-1A, Class A,
               4.82%, 04/15/10...............     6,145,982
 5,500,000   Prime Credit Card Master Trust,
               Series 2000-1, Class A,
               6.70%, 10/15/09...............     5,670,721
 2,570,000   Standard Credit Card Master
               Trust, Series 1994-2, Class A,
               7.25%, 04/07/08...............     2,699,072
                                               ------------
                                                 35,391,108
                                               ------------
             PRIVATE ASSET BACKED: FINANCIAL
               SERVICES -- 5.4%
   983,367   Caterpillar Financial Asset
               Trust, Series 2002-A, Class
               A3,
               3.15%, 02/25/08...............       985,437
 2,358,489   Caterpillar Financial Asset
               Trust, Series 2003-A, Class
               A3,
               1.66%, 12/26/07...............     2,336,123

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$4,500,000   Caterpillar Financial Asset
               Trust, Series 2004-A, Class
               A3,
               3.13%, 01/26/09...............  $  4,484,888
 3,765,695   Community Program Loan Trust,
               Series 1987-A, Class A4,
               4.50%, 10/01/18...............     3,769,003
 1,271,330   Distribution Financial Services
               Trust, Series 2001-1, Class
               A4,
               5.67%, 01/17/17...............     1,285,799
 3,000,000   First National Master Note
               Trust, Series 2003-1, Class A,
               Floating Rate,
               2.50%, 08/15/08(c)............     3,005,478
 1,550,000   Morgan Stanley Capital I, Series
               2001-IQA, Class A2,
               5.33%, 12/18/32...............     1,603,900
   237,309   Morgan Stanley Capital I, Series
               2002-HQ, Class A1,
               4.59%, 04/15/34...............       239,812
 1,057,522   Morgan Stanley Capital I, Series
               2002-IQ2, Class A1,
               4.09%, 12/15/35...............     1,065,657
 1,716,191   Morgan Stanley Capital I, Series
               2003-T11, Class A1,
               3.26%, 06/13/41...............     1,695,590
 1,782,125   Morgan Stanley Capital I, Series
               2004-T13, Class A1,
               2.85%, 09/13/45...............     1,745,306
   385,403   Morgan Stanley Capital, Series
               1999-RM1, Class A1,
               6.37%, 12/15/31...............       397,864
   736,186   Morgan Stanley Capital, Series
               2001-TOP3, Class A1,
               5.31%, 07/15/33...............       747,635
   468,847   Nations Credit Grantor Trust,
               Series 1997, Class A,
               6.75%, 08/15/13...............       475,252
 3,113,061   Navistar Financial Corp. Owner
               Trust, Series 2001-B, Class
               A4,
               4.37%, 11/17/08...............     3,124,655
 2,150,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A3,
               5.98%, 06/15/08...............     2,209,422
 3,550,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A5,
               6.45%, 03/15/13...............     3,949,157
 3,792,158   Public Service New Hampshire
               Funding LLC, Series 2001-1,
               Class A2,
               5.73%, 11/01/10...............     3,943,347
                                               ------------
                                                 37,064,325
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 10.2%
$4,007,984   Banc of America Commercial
               Mortgage, Inc., Series 2002-2,
               Class A1,
               3.37%, 07/11/43...............  $  3,998,223
 2,714,041   Banc of America Commercial
               Mortgage, Inc., Series 2003-2,
               Class A1,
               3.41%, 03/11/41...............     2,691,340
    36,686   BankBoston Home Equity Loan
               Trust, Series 1998-1, Class
               A4,
               6.42%, 01/25/21...............        36,637
 2,187,194   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1998-C1, Class A1,
               6.34%, 06/16/30...............     2,271,352
   998,390   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1999-C1, Class A1,
               5.91%, 02/14/31...............     1,037,329
 1,730,871   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2001-TOP4, Class A1,
               5.06%, 11/15/16...............     1,783,675
   898,598   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2002-PBW1, Class A1,
               3.97%, 11/11/35...............       897,941
 1,957,711   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2004-PWR5, Class A1,
               3.76%, 07/11/42...............     1,952,028
 2,503,349   Commercial Mortgage Pass-Through
               Certificates, Series
               2004-LB2A, Class A1,
               2.96%, 03/10/39...............     2,453,793
 2,221,437   Contimortgage Home Equity Loan
               Trust, Series 1998-2, Class
               A7,
               6.57%, 03/15/23...............     2,275,880
   522,527   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2001-CF2, Class A1,
               5.26%, 02/15/34...............       525,817
 4,047,771   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2003-C3, Class A1,
               2.08%, 05/15/38...............     3,924,230
 4,194,746   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2004-C1, Class A1,
               2.25%, 01/15/37...............     4,107,573
    54,933   DLJ Commercial Mortgage Corp.,
               Series 1998-CG1, Class A1A,
               6.11%, 06/10/31...............        55,009
 3,000,000   Equity One ABS, Inc., Series
               2004-3, Class AF2,
               3.80%, 07/25/34...............     2,989,562
    19,961   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-2, Class A1,
               5.26%, 08/11/33...............        19,973

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  853,188   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-3, Class A1,
               5.56%, 06/10/38...............  $    893,688
   597,248   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-1, Class A1,
               5.03%, 12/10/35...............       609,780
 3,737,611   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-3A, Class A1,
               4.23%, 12/10/37...............     3,771,299
 3,085,473   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2004-C3, Class A1,
               3.75%, 07/10/39...............     3,080,434
 2,200,000   GMAC Mortgage Corp. Loan Trust,
               Series 2004-GH1, Class A2,
               4.39%, 12/25/25...............     2,213,258
   655,629   IMC Home Equity Loan Trust,
               Series 1997-3, Class A7,
               7.08%, 08/20/28...............       655,189
 1,437,009   Interstar Millennium Trust,
               Series 2003-3G, Class A2,
               Floating Rate,
               2.80%, 09/27/35(b)............     1,437,974
 2,292,596   Interstar Millennium Trust,
               Series 2004-2G, Class A,
               Floating Rate,
               2.68%, 03/14/36(b)............     2,294,907
   865,125   JP Morgan Chase Commercial
               Mortgage Securities Corp.,
               Series 2002-C2, Class A1,
               4.33%, 12/12/34...............       871,893
 1,935,311   LB-UBS Commercial Mortgage
               Trust, Series 2003-C1, Class
               A1,
               2.72%, 03/15/27...............     1,900,120
 1,850,000   LB-UBS Commercial Mortgage
               Trust, Series 2003-C1, Class
               A2,
               3.32%, 03/15/27...............     1,821,275
 2,938,600   LB-UBS Commercial Mortgage
               Trust, Series 2003-C3, Class
               A1,
               2.60%, 05/15/27...............     2,862,214
 3,000,000   LB-UBS Commercial Mortgage
               Trust, Series 2003-C5, Class
               A2,
               3.48%, 07/15/27...............     2,954,589
 1,987,297   LB-UBS Commercial Mortgage
               Trust, Series 2004-C8, Class
               A1,
               3.94%, 12/15/29...............     1,993,865
 3,400,000   Residential Asset Mortgage
               Products, Inc., Series
               2003-RS11, Class AI4,
               4.26%, 06/25/29...............     3,402,362

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$  335,840   Travelers Mortgage Securities
               Corp., Series 1, Class Z2,
               12.00%, 03/01/14..............  $    340,085
 3,446,632   Vendee Mortgage Trust, Series
               1996-1, Class 1K,
               6.75%, 11/15/12...............     3,508,689
 5,124,704   Wachovia Bank Commercial
               Mortgage Trust, Series 2003-4,
               Class A1,
               3.00%, 04/15/35...............     5,043,907
                                               ------------
                                                 70,675,890
                                               ------------
             PRIVATE ASSET BACKED: OTHER -- 7.3%
 2,312,782   Bear Stearns Asset Backed
               Securities, Inc., Series
               2003-AC3, Class A1,
               4.00%, 07/25/33...............     2,287,021
 4,672,000   California Infrastructure PG&E
               Corp., Series 1997-1, Class
               A8,
               6.48%, 12/26/09...............     4,993,179
 3,093,780   California Infrastructure SCE-1,
               Series 1997-1, Class A6,
               6.38%, 09/25/08...............     3,191,597
   459,777   CIT Equipment Collateral, Series
               2002-VT1, Class A3,
               4.03%, 01/20/06...............       461,061
 2,500,000   CIT Equipment Collateral, Series
               2003-VT1, Class A3B,
               1.63%, 04/20/07...............     2,478,116
 2,000,000   CIT Equipment Collateral, Series
               2004-VT1, Class A3,
               2.20%, 03/20/08...............     1,976,362
 3,000,000   CIT RV Trust, Series 1998-A,
               Class A5,
               6.12%, 11/15/13...............     3,092,782
 5,000,000   CNH Equipment Trust, Series
               2004-A, Class A3B,
               2.94%, 10/15/08...............     4,953,920
 2,000,000   CNH Wholesale Master Note Trust,
               Series 2003-1, Class A,
               Floating Rate,
               2.60%, 08/15/08(c)............     2,000,659
 6,000,000   Connecticut RRB Special Purpose
               Trust CL&P1, Series 2001-1,
               Class A3,
               5.73%, 03/30/09...............     6,202,822
 2,449,043   Crusade Global Trust, Series
               2004-2, Class A1, Floating
               Rate,
               2.46%, 11/19/37(b)............     2,448,859
 4,000,000   GE Dealer Floorplan Master Note
               Trust, Series 2004-2, Class A,
               Floating Rate,
               2.22%, 07/20/09(c)............     4,009,355
 2,600,000   Illinois Power Special Purpose
               Trust, Series 1998-1, Class
               A6,
               5.54%, 06/25/09...............     2,686,997

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER (CONTINUED)
$4,837,875   Nelnet Student Loan Corp.,
               Series 2001-A, Class A1,
               5.76%, 07/01/12...............  $  5,000,753
 2,221,186   PBG Equipment Trust, Series 1A,
               Class A,
               6.27%, 01/20/12...............     2,257,174
 2,400,000   Providian Gateway Master Trust,
               Series 2004-FA, Class A,
               3.65%, 11/15/11...............     2,389,500
                                               ------------
                                                 50,430,157
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 0.5%
 3,774,304   Alter Moneta Receivables LLC,
               Series 2003-1,
               2.56%, 03/15/11...............     3,762,791
                                               ------------
             PRIVATE ASSET BACKED: TRANSPORTATION -- 1.3%
 2,150,000   E-Trade RV and Marine Trust,
               Series 2004-1, Class A3,
               3.62%, 10/08/18...............     2,139,922
 1,452,531   Railcar Leasing LLC, Series 1,
               Class A1,
               6.75%, 07/15/06...............     1,491,263
 5,000,000   Railcar Leasing LLC, Series 1,
               Class A2,
               7.13%, 01/15/13...............     5,518,275
                                               ------------
                                                  9,149,460
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 1.1%
 5,000,000   PECO Energy Transition Trust,
               Series 1999-A, Class A6,
               6.05%, 03/01/09...............     5,197,540
 2,000,000   PECO Energy Transition Trust,
               Series 2001-A, Class A1,
               6.52%, 12/31/10...............     2,223,373
                                               ------------
                                                  7,420,913
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   875,000   AvalonBay Communities,
               6.63%, 01/15/05...............       875,850
                                               ------------
             SPECIAL PURPOSE ENTITY -- 1.1%
 2,500,000   New York Life Global Funding --
               144A,
               3.88%, 01/15/09...............     2,488,623
 5,000,000   New York Life Global Funding --
               144A, Floating Rate,
               2.44%, 02/26/07(b)............     5,003,420
                                               ------------
                                                  7,492,043
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.8%
 5,000,000   Verizon Wireless Capital,
               5.38%, 12/15/06...............     5,181,410
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             UTILITIES: ELECTRIC -- 0.4%
$2,500,000   Atlantic City Electric, Series
               AMBC,
               6.67%, 03/23/05...............  $  2,520,823
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $533,442,180)...........   527,617,339
                                               ------------
             US TREASURY SECURITIES -- 3.4%
             US TREASURY NOTES
24,000,000   2.75%, 08/15/07(d)
               (Cost $24,008,465)............    23,744,064
                                               ------------
             US GOVERNMENT AGENCY SECURITIES -- 16.4%
             FANNIE MAE -- 3.7%
 1,533,785   PL# 254062, 6.00%, 10/01/11.....     1,611,464
 2,899,615   PL# 254754, 4.50%, 05/01/10.....     2,920,053
 3,979,381   PL# 254758, 4.50%, 06/01/13.....     4,006,187
 2,041,156   PL# 254805, 5.00%, 06/01/13.....     2,107,505
 4,050,262   PL# 254807, 5.00%, 07/01/13.....     4,181,918
 1,010,633   PL# 323743, 5.00%, 04/01/14.....     1,030,328
   649,818   PL# 429168, 6.00%, 05/01/13.....       682,580
   611,001   PL# 50903, 6.00%, 09/01/08......       636,479
   768,288   PL# 50973, 6.00%, 01/01/09......       800,325
   652,578   PL# 517699, 6.00%, 07/01/14.....       685,251
 2,233,733   PL# 545038, 6.00%, 09/01/14.....     2,346,917
 3,640,714   PL# 555154, 5.50%, 12/01/22.....     3,727,657
   598,789   PL# 609771, 6.00%, 09/01/08.....       627,497
                                               ------------
                                                 25,364,161
                                               ------------
             FEDERAL FARM CREDIT BANK -- 1.2%
 8,500,000   2.50%, 11/15/05.................     8,472,180
                                               ------------
             FEDERAL HOME LOAN BANK -- 1.1%
 7,437,647   Series 6T-9009,
               3.84%, 11/25/09...............     7,381,322
                                               ------------
             FREDDIE MAC GOLD -- 0.7%
     7,966   PL# D06777, 7.50%, 03/01/08.....         8,363
   258,908   PL# E00532, 6.50%, 02/01/13.....       274,499
   446,075   PL# E00542, 6.50%, 04/01/13.....       472,940
 1,069,679   PL# E00676, 5.50%, 06/01/14.....     1,107,880
 1,551,942   PL# E89557, 5.50%, 04/01/17.....     1,605,396
 1,576,921   PL# M90802, 4.00%, 03/01/08.....     1,583,986
                                               ------------
                                                  5,053,064
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 0.4%
 2,346,949   PL# 436708, 5.75%, 12/15/22.....     2,440,734
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 8.6%
 3,149,473   Fannie Mae -- ACES, Series
               1998-M1, Class A2,
               6.25%, 01/25/08...............     3,321,659
 2,218,854   Fannie Mae, Series 1993-234,
               Class PC,
               5.50%, 12/25/08...............     2,258,021

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND
               HOME EQUITY (CONTINUED)
$5,000,000   Fannie Mae, Series 2003-46,
               Class PQ,
               3.00%, 06/25/19...............  $  4,929,068
 2,550,000   Fannie Mae, Series 2003-62,
               Class OD,
               3.50%, 04/25/26...............     2,480,019
 3,727,069   Fannie Mae, Series 2003-63,
               Class GU,
               4.00%, 07/25/33...............     3,718,720
 1,500,000   Fannie Mae, Series 2003-67,
               Class GL,
               3.00%, 01/25/25...............     1,469,460
 5,566,165   Fannie Mae, Series 2003-69,
               Class GJ,
               3.50%, 12/25/31...............     5,383,139
 4,087,000   Fannie Mae, Series 2004-21,
               Class QA,
               4.00%, 11/25/17...............     4,101,668
 4,115,570   Fannie Mae, Series 2004-70,
               Class DN,
               4.00%, 12/25/29...............     4,066,214
 6,700,000   Fannie Mae, Series 2004-80,
               Class LG,
               4.00%, 10/25/16...............     6,713,312
 7,093,322   Federal Home Loan Bank, Series
               1Y-9009, Class A,
               4.06%, 08/25/09...............     7,093,613
 3,678,201   Federal Home Loan Bank, Series
               3Q-9009, Class 1,
               3.92%, 09/25/09...............     3,663,639
 1,416,456   Freddie Mac, Series 2557, Class
               MA,
               4.50%, 07/15/16...............     1,420,966
 3,108,702   Freddie Mac, Series 2614, Class
               JA,
               3.76%, 03/15/29...............     3,055,438
   961,371   Freddie Mac, Series 2640, Class
               PA,
               5.00%, 02/15/11...............       963,230
 5,000,000   Freddie Mac, Series 2760, Class
               EA,
               4.50%, 04/15/13...............     5,072,252
                                               ------------
                                                 59,710,418
                                               ------------
             PRIVATE ASSET BACKED: US GOVERNMENT
               AGENCIES -- 0.7%
 5,000,000   Student Loan Marketing
               Association Student Loan
               Trust, Series 2003-4, Class
               A5B,
               3.39%, 03/15/33...............     4,908,075
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES (Cost
               $114,313,527).................   113,329,954
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                               DECEMBER 31, 2004

PRINCIPAL                                         VALUE
---------                                      ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 3.1%
$3,000,000   Hydro Quebec, Series MTNB,
               7.00%, 04/12/05...............  $  3,034,674
 5,000,000   Hydro Quebec, Series MTNB,
               6.52%, 02/23/06...............     5,188,255
 3,500,000   Province of British Columbia,
               4.63%, 10/03/06...............     3,584,469
 5,000,000   Province of Manitoba,
               4.25%, 11/20/06...............     5,101,150
 4,000,000   Province of Ontario,
               5.50%, 10/01/08...............     4,244,420
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS (Cost
               $21,065,627)..................    21,152,968
                                               ------------
             SECURITIES LENDING COLLATERAL -- 3.6%
24,475,000   Securities Lending Collateral
               Investment (Note 4)
               (Cost $24,475,000)............    24,475,000
                                               ------------
             TOTAL SECURITIES (Cost
               $717,304,799).................   710,319,325
                                               ------------
             REPURCHASE AGREEMENTS -- 0.1%
   698,287   With Investors Bank and Trust,
               dated 12/31/04, 1.88%, due
               01/03/05, repurchase
               proceeds at maturity $698,397
               (Collateralized by Small
               Business Administration,
               5.13%, due 11/25/15, with a
               value of $733,202) (Cost
               $698,287).....................       698,287
                                               ------------
             Total Investments -- 103.0%
               (Cost $718,003,086)...........   711,017,612
             Liabilities less other
               assets -- (3.0)%..............   (20,423,234)
                                               ------------
             NET ASSETS -- 100.0%............  $690,594,378
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $718,003,086.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,352,114
    Gross unrealized depreciation...........   (8,337,588)
                                              -----------
    Net unrealized depreciation.............  $(6,985,474)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              US TREASURY SECURITIES -- 67.6%
              US TREASURY NOTES
$53,997,000   1.63%, 01/31/05(d)............  $  54,005,477
  3,615,000   1.50%, 07/31/05...............      3,593,961
  4,575,000   5.63%, 02/15/06...............      4,717,973
  4,760,000   2.00%, 05/15/06...............      4,705,336
  3,135,000   4.63%, 05/15/06...............      3,208,234
  4,315,000   2.38%, 08/15/06(d)............      4,275,393
  2,300,000   6.50%, 10/15/06...............      2,438,541
  2,175,000   3.25%, 08/15/07(d)............      2,178,908
 16,185,000   3.00%, 11/15/07(d)............     16,090,172
  2,325,000   3.00%, 02/15/08...............      2,306,746
  2,855,000   2.63%, 05/15/08...............      2,792,102
  2,300,000   3.13%, 09/15/08...............      2,277,810
  2,500,000   3.13%, 10/15/08...............      2,474,123
  1,700,000   4.75%, 11/15/08...............      1,781,083
  2,142,000   3.38%, 12/15/08...............      2,135,893
  2,000,000   3.25%, 01/15/09...............      1,983,282
  2,250,000   3.00%, 02/15/09...............      2,209,309
  2,545,000   3.13%, 04/15/09...............      2,507,225
 16,237,000   4.00%, 06/15/09...............     16,550,959
  1,995,000   3.38%, 09/15/09...............      1,977,388
  7,494,000   3.50%, 11/15/09(d)............      7,461,221
  4,091,000   5.00%, 02/15/11...............      4,353,241
  6,000,000   4.88%, 02/15/12...............      6,343,596
  5,417,000   3.88%, 02/15/13...............      5,346,330
  3,901,000   4.00%, 02/15/14...............      3,848,430
  2,861,000   4.75%, 05/15/14...............      2,982,369
  2,998,000   4.25%, 08/15/14(d)............      3,005,615
  5,854,000   4.25%, 11/15/14(d)............      5,871,152
                                              -------------
              TOTAL US TREASURY SECURITIES
                (Cost $173,573,532).........    173,421,869
                                              -------------
              US GOVERNMENT AGENCY SECURITIES -- 27.6%
              FANNIE MAE -- 19.3%
  3,514,389   PL# 648688, 6.50%, 07/01/32...      3,708,190
  4,885,582   PL# 777050, 5.00%, 04/01/34...      4,851,353
  6,128,639   PL# 798330, 5.00%, 09/01/34...      6,094,603
 24,589,000   TBA, 5.00%, 01/01/35..........     24,396,911
 10,000,000   TBA, 6.50%, 01/01/35..........     10,487,500
                                              -------------
                                                 49,538,557
                                              -------------
              FREDDIE MAC -- 8.3%
 17,177,000   2.88%, 05/15/07(d)............     17,011,396
  4,350,000   4.50%, 07/15/13...............      4,376,061
                                              -------------
                                                 21,387,457
                                              -------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $70,893,203)..........     70,926,014
                                              -------------

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              CORPORATE BONDS AND NOTES -- 16.4%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 6.6%
$ 4,418,000   Carmax Auto Owner Trust,
                Series 2004-2, Class A4,
                3.46%, 09/15/11.............  $   4,380,803
  1,651,000   Onyx Acceptance Auto Trust,
                Series 2003-C, Class A4,
                2.66%, 05/17/10.............      1,627,460
  2,409,000   Wells Fargo Financial Auto
                Owner Trust, Series 2004-A,
                Class A4,
                2.67%, 08/16/10.............      2,371,982
  6,489,000   WFS Financial Owner Trust,
                Series 2003-1, Class A4,
                2.74%, 09/20/10.............      6,445,040
  2,204,000   Whole Auto Loan Trust, Series
                2004-1, Class A4,
                3.26%, 03/15/11.............      2,184,066
                                              -------------
                                                 17,009,351
                                              -------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 2.0%
  5,000,000   Chase Credit Card Master
                Trust, Series 2002-6, Class
                A, Floating Rate,
                2.46%, 01/15/08(c)..........      5,005,257
                                              -------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.3%
  1,794,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11.............      1,752,067
  1,465,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12.............      1,459,860
                                              -------------
                                                  3,211,927
                                              -------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 4.3%
  2,656,000   Chase Funding Mortgage Loan,
                Series 2004-1, Class 1A2,
                2.43%, 06/25/19.............      2,622,674
  4,690,678   Saxon Asset Securities Trust,
                Series 2004-1, Class A,
                Floating Rate,
                2.69%, 03/25/35(c)..........      4,688,734
  3,709,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24.............      3,694,250
                                              -------------
                                                 11,005,658
                                              -------------
              PRIVATE ASSET BACKED: OTHER -- 1.5%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11.............      3,821,424
                                              -------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.7%
  1,510,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17.............      1,767,980
                                              -------------
              TOTAL CORPORATE BONDS AND
                NOTES
                (Cost $41,979,899)..........     41,821,597
                                              -------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                    -------------
              SECURITIES LENDING COLLATERAL -- 25.0%
$64,248,067   Securities Lending Collateral
                Investment (Note 4)
                (Cost $64,248,067)..........  $  64,248,067
                                              -------------
              TOTAL SECURITIES
                (Cost $350,694,701).........    350,417,547
                                              -------------
              REPURCHASE AGREEMENTS -- 2.4%
  6,103,722   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase
                proceeds at maturity
                $6,104,678 (Collateralized
                by various Small Business
                Administrations,
                5.13% -- 5.25%, due
                11/25/15-04/25/28, with a
                total value of $6,408,908)
                (Cost $6,103,722)...........      6,103,722
                                              -------------
              Total Investments -- 139.0%
                (Cost $356,798,423).........    356,521,269
              Liabilities less other
                assets -- (39.0)%...........   (100,018,618)
                                              -------------
              NET ASSETS -- 100.0%..........  $ 256,502,651
                                              =============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $356,911,054.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 561,701
    Gross unrealized depreciation...........   (951,486)
                                              ---------
    Net unrealized depreciation.............  $(389,785)
                                              =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US TREASURY SECURITIES -- 27.3%
               US TREASURY BONDS -- 10.4%
$ 13,125,000   10.38%, 11/15/12(d).........  $   15,652,599
  12,395,000   12.00%, 08/15/13(d).........      15,978,903
  14,770,000   8.13%, 08/15/19(d)..........      20,164,521
   8,090,000   8.50%, 02/15/20.............      11,420,176
   4,600,000   6.00%, 02/15/26.............       5,270,777
  16,850,000   6.75%, 08/15/26(d)..........      21,023,020
  21,590,000   6.13%, 11/15/27(d)..........      25,222,366
  11,905,000   5.50%, 08/15/28.............      12,889,032
  41,580,000   5.38%, 02/15/31(d)..........      44,974,633
                                             --------------
                                                172,596,027
                                             --------------
               US TREASURY NOTES -- 16.9%
  50,755,000   2.38%, 08/31/06(d)..........      50,265,315
  43,435,000   2.50%, 09/30/06(d)..........      43,073,621
  64,985,000   2.50%, 10/31/06(d)..........      64,398,640
  31,350,000   2.88%, 11/30/06.............      31,261,844
  71,800,000   3.00%, 11/15/07(d)..........      71,379,323
   8,510,000   3.50%, 11/15/09(d)..........       8,472,777
   9,795,000   3.50%, 12/15/09(d)..........       9,750,619
     645,000   4.25%, 11/15/14(d)..........         646,890
                                             --------------
                                                279,249,029
                                             --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $451,580,634).......     451,845,056
                                             --------------
               US GOVERNMENT AGENCY SECURITIES -- 43.3%
               FANNIE MAE -- 28.2%
   2,760,000   1.75%, 06/16/06.............       2,707,408
  25,850,000   2.71%, 01/30/07.............      25,570,665
  14,090,000   2.35%, 04/05/07.............      13,803,099
   9,405,000   6.00%, 05/15/11.............      10,361,141
  10,060,000   5.50%, 07/18/12.............      10,182,611
     585,531   PL# 252571, 7.00%,
                 07/01/29..................         621,400
      10,102   PL# 252716, 7.00%,
                 09/01/29..................          10,720
       2,194   PL# 253264, 7.00%,
                 05/01/30..................           2,327
       2,450   PL# 253346, 7.50%,
                 06/01/30..................           2,626
      30,682   PL# 253479, 7.00%,
                 10/01/30..................          32,545
      18,552   PL# 253698, 6.00%,
                 02/01/16(e)...............          19,464
      70,130   PL# 253990, 7.00%,
                 09/01/16..................          74,373
      56,987   PL# 254008, 7.00%,
                 10/01/31..................          60,430
     275,605   PL# 254141, 6.00%,
                 01/01/17(e)...............         289,067
     186,834   PL# 254342, 6.00%,
                 06/01/17..................         195,949
     704,331   PL# 254346, 6.50%,
                 06/01/32..................         739,500
     342,534   PL# 254403, 6.00%,
                 08/01/17..................         359,245
     608,486   PL# 254406, 6.50%,
                 08/01/32..................         638,870
      69,384   PL# 254623, 6.00%,
                 01/01/18(e)...............          72,768
     272,962   PL# 254804, 5.50%,
                 06/01/18..................         282,423
      93,855   PL# 255357, 5.50%,
                 08/01/19(e)...............          97,090
     417,118   PL# 255559, 5.50%,
                 12/01/19(e)...............         431,495
       1,962   PL# 259141, 7.50%,
                 12/01/30..................           2,103

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     10,390   PL# 323250, 6.00%,
                 08/01/13..................  $       10,916
   1,631,909   PL# 323842, 5.50%,
                 07/01/14..................       1,691,700
     102,846   PL# 323967, 7.00%,
                 10/01/29..................         109,146
      48,471   PL# 357513, 5.50%,
                 02/01/34(e)...............          49,252
     434,018   PL# 357605, 6.50%,
                 08/01/34..................         455,439
      10,139   PL# 492742, 7.00%,
                 05/01/29..................          10,761
       7,586   PL# 503916, 7.50%,
                 06/01/29..................           8,134
       5,807   PL# 508415, 7.00%,
                 08/01/29..................           6,162
      28,899   PL# 515946, 7.00%,
                 10/01/29..................          30,670
         597   PL# 524164, 7.00%,
                 11/01/29..................             634
     120,062   PL# 524657, 7.00%,
                 01/01/30..................         127,353
      78,967   PL# 526053, 7.00%,
                 12/01/29..................          83,804
       1,408   PL# 527717, 7.50%,
                 01/01/30..................           1,510
       9,164   PL# 528107, 7.00%,
                 02/01/30..................           9,725
       3,017   PL# 531092, 7.50%,
                 10/01/29..................           3,234
      31,264   PL# 531497, 7.00%,
                 02/01/30..................          33,163
      22,751   PL# 531735, 7.00%,
                 02/01/30..................          24,133
       3,161   PL# 533841, 7.50%,
                 12/01/30..................           3,388
      49,255   PL# 535030, 7.00%,
                 12/01/29..................          52,272
      70,070   PL# 535103, 7.00%,
                 01/01/15..................          74,311
      19,972   PL# 535159, 7.00%,
                 02/01/30..................          21,196
      86,215   PL# 535195, 7.00%,
                 03/01/30..................          91,496
      33,726   PL# 535277, 7.00%,
                 04/01/30..................          35,792
     923,622   PL# 535675, 7.00%,
                 01/01/16..................         979,554
       2,057   PL# 535722, 7.00%,
                 02/01/31..................           2,182
      14,089   PL# 535723, 7.00%,
                 02/01/31..................          14,945
       3,160   PL# 535811, 6.50%,
                 04/01/31..................           3,318
     232,237   PL# 535880, 7.00%,
                 02/01/31..................         246,363
         753   PL# 538314, 7.50%,
                 05/01/30..................             807
       3,306   PL# 540211, 7.50%,
                 06/01/30..................           3,543
       6,143   PL# 542999, 7.50%,
                 08/01/30..................           6,585
     221,036   PL# 545194, 7.00%,
                 08/01/31..................         234,389
      77,639   PL# 545477, 7.00%,
                 03/01/32..................          82,327
     476,562   PL# 545759, 6.50%,
                 07/01/32..................         500,357
   1,797,001   PL# 545760, 6.50%,
                 07/01/32..................       1,886,729
     358,202   PL# 545762, 6.50%,
                 07/01/32..................         376,088
     478,693   PL# 545814, 6.50%,
                 08/01/32..................         502,595
      74,222   PL# 545815, 7.00%,
                 07/01/32..................          78,705
     582,882   PL# 545967, 5.50%,
                 10/01/17(e)...............         603,231
      70,650   PL# 548822, 7.00%,
                 08/01/30..................          74,941
      58,763   PL# 549659, 7.00%,
                 02/01/16..................          62,318
      31,835   PL# 549962, 7.00%,
                 10/01/30..................          33,768
      55,213   PL# 549975, 7.00%,
                 10/01/30..................          58,566
      24,347   PL# 550440, 7.00%,
                 02/01/16..................          25,820
       1,701   PL# 550544, 7.50%,
                 09/01/30..................           1,824
       8,069   PL# 552603, 7.00%,
                 10/01/30..................           8,559
      90,012   PL# 554493, 7.00%,
                 10/01/30..................          95,479
     458,205   PL# 555114, 5.50%,
                 12/01/17(e)...............         474,201

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     70,469   PL# 555144, 7.00%,
                 10/01/32..................  $       74,737
     505,386   PL# 555229, 6.00%,
                 10/01/17(e)...............         530,070
     866,866   PL# 555254, 6.50%,
                 01/01/33..................         910,285
     486,931   PL# 555798, 6.50%,
                 05/01/33..................         511,320
     721,388   PL# 555878, 6.00%,
                 03/01/18..................         756,622
     424,522   PL# 555919, 5.50%,
                 10/01/18(e)...............         439,236
       2,531   PL# 558362, 7.50%,
                 11/01/30..................           2,713
         851   PL# 558519, 7.50%,
                 11/01/30..................             912
      11,713   PL# 559277, 7.00%,
                 10/01/30..................          12,424
      68,563   PL# 559313, 7.00%,
                 12/01/30..................          72,727
       4,164   PL# 559741, 7.50%,
                 01/01/31..................           4,463
      34,750   PL# 560384, 7.00%,
                 11/01/30..................          36,860
       1,502   PL# 560596, 7.50%,
                 01/01/31..................           1,610
       4,521   PL# 561678, 7.50%,
                 12/01/30..................           4,845
       2,619   PL# 564080, 7.50%,
                 12/01/30..................           2,807
      41,890   PL# 564183, 7.00%,
                 12/01/30..................          44,434
       3,341   PL# 564529, 7.50%,
                 12/01/30..................           3,580
      23,139   PL# 566658, 7.00%,
                 02/01/31..................          24,537
      71,555   PL# 574885, 6.00%,
                 05/01/16..................          75,050
       6,593   PL# 575285, 7.50%,
                 03/01/31..................           7,066
      61,777   PL# 575515, 6.00%,
                 06/01/17..................          64,791
      15,720   PL# 577525, 6.00%,
                 05/01/16(e)...............          16,488
      16,466   PL# 579161, 6.50%,
                 04/01/31..................          17,291
     226,872   PL# 579224, 6.00%,
                 04/01/16..................         237,953
     565,014   PL# 580055, 5.50%,
                 07/01/16..................         585,049
      46,534   PL# 580179, 7.00%,
                 10/01/16..................          49,350
       2,966   PL# 580377, 7.50%,
                 04/01/31..................           3,179
      31,650   PL# 584811, 7.00%,
                 05/01/31..................          33,562
     284,335   PL# 585248, 7.00%,
                 06/01/31..................         301,602
      67,509   PL# 589395, 6.00%,
                 07/01/16..................          70,806
       7,379   PL# 589405, 7.50%,
                 06/01/31..................           7,909
      23,297   PL# 589893, 7.00%,
                 06/01/31..................          24,705
       4,816   PL# 592129, 7.50%,
                 06/01/31..................           5,161
      12,668   PL# 596895, 6.50%,
                 07/01/31..................          13,303
     172,753   PL# 596922, 6.00%,
                 08/01/16..................         181,190
      37,646   PL# 598125, 7.00%,
                 09/01/16..................          39,924
     512,823   PL# 598422, 5.50%,
                 01/01/17(e)...............         531,008
      68,384   PL# 600259, 6.00%,
                 08/01/16..................          71,724
     507,442   PL# 601426, 6.00%,
                 11/01/16(e)...............         532,227
     604,432   PL# 602050, 6.00%,
                 09/01/16..................         633,954
      16,653   PL# 606551, 6.50%,
                 10/01/31..................          17,487
       8,064   PL# 606600, 7.00%,
                 10/01/31..................           8,552
      83,153   PL# 607386, 5.50%,
                 11/01/16(e)...............          86,101
     262,220   PL# 609539, 6.00%,
                 10/01/16(e)...............         275,027
      26,412   PL# 610128, 7.00%,
                 10/01/31..................          28,008
     302,925   PL# 610579, 5.50%,
                 12/01/16(e)...............         313,667
      73,986   PL# 610599, 5.50%,
                 02/01/17(e)...............          76,569
     633,730   PL# 610759, 6.00%,
                 11/01/16(e)...............         664,683

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     66,691   PL# 610987, 6.00%,
                 10/01/16(e)...............  $       69,948
      51,127   PL# 611323, 7.00%,
                 10/01/16..................          54,220
      33,330   PL# 611695, 5.50%,
                 12/01/16(e)...............          34,512
     274,213   PL# 614934, 6.00%,
                 12/01/16(e)...............         287,606
     495,990   PL# 616908, 6.00%,
                 12/01/16..................         520,215
   3,254,645   PL# 619054, 5.50%,
                 02/01/17..................       3,368,266
      91,519   PL# 621656, 6.00%,
                 01/01/17(e)...............          95,984
      11,730   PL# 622119, 6.50%,
                 01/01/32..................          12,318
     365,670   PL# 624035, 6.50%,
                 01/01/32..................         385,257
     487,177   PL# 625942, 5.50%,
                 03/01/17..................         504,185
      18,224   PL# 629236, 6.50%,
                 02/01/32..................          19,134
      91,239   PL# 629603, 5.50%,
                 02/01/17..................          94,474
      65,966   PL# 630312, 6.00%,
                 03/01/17..................          69,184
     464,744   PL# 630962, 6.50%,
                 02/01/32..................         487,950
     633,469   PL# 631068, 6.00%,
                 03/01/17..................         664,373
     648,480   PL# 631287, 6.00%,
                 03/01/17(e)...............         680,117
   1,140,321   PL# 631321, 5.50%,
                 02/01/17..................       1,180,130
   3,000,000   PL# 631323, 5.50%,
                 02/01/17..................       3,104,731
      96,809   PL# 631606, 5.50%,
                 03/01/17..................         100,188
     117,403   PL# 632269, 7.00%,
                 05/01/32..................         124,496
      15,889   PL# 634563, 6.50%,
                 03/01/32..................          16,682
     169,583   PL# 634949, 7.00%,
                 05/01/32..................         179,824
     173,116   PL# 634985, 6.00%,
                 04/01/17..................         181,561
     329,957   PL# 635014, 6.50%,
                 06/01/32..................         346,433
     603,974   PL# 635164, 6.50%,
                 08/01/32..................         634,132
   2,000,000   PL# 636691, 5.50%,
                 05/01/17..................       2,070,920
       7,313   PL# 637270, 6.50%,
                 05/01/32..................           7,678
     641,283   PL# 641795, 6.00%,
                 04/01/17..................         672,568
     184,890   PL# 642325, 6.00%,
                 05/01/17..................         193,909
      51,804   PL# 644646, 6.00%,
                 04/01/17..................          54,331
      60,430   PL# 644743, 6.00%,
                 05/01/17..................          63,378
       8,204   PL# 644932, 6.50%,
                 07/01/32..................           8,614
     581,284   PL# 646396, 5.50%,
                 08/01/17..................         601,577
       9,606   PL# 647556, 7.00%,
                 01/01/30..................          10,194
     939,122   PL# 648795, 6.50%,
                 08/01/32..................         986,015
      59,569   PL# 649170, 6.00%,
                 07/01/17..................          62,475
     257,405   PL# 650206, 5.50%,
                 01/01/18(e)...............         266,392
     109,413   PL# 650291, 6.50%,
                 07/01/32..................         114,876
      22,348   PL# 650872, 7.00%,
                 07/01/32..................          23,697
     248,715   PL# 650891, 6.50%,
                 07/01/32..................         261,134
     665,289   PL# 650946, 6.50%,
                 07/01/32..................         698,508
     460,792   PL# 651649, 6.50%,
                 08/01/32..................         483,801
   1,851,181   PL# 652127, 6.50%,
                 06/01/32..................       1,943,615
      94,618   PL# 653071, 6.50%,
                 07/01/32..................          99,343
   2,000,000   PL# 660089, 5.50%,
                 09/01/17(e)...............       2,069,821
     354,654   PL# 662405, 5.50%,
                 12/01/17(e)...............         367,035
     627,099   PL# 662965, 6.50%,
                 09/01/32..................         658,411
       9,717   PL# 663353, 6.50%,
                 09/01/32..................          10,202

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     61,925   PL# 664188, 5.50%,
                 09/01/17..................  $       64,086
     112,994   PL# 664194, 5.50%,
                 09/01/17..................         116,938
     965,783   PL# 670402, 6.50%,
                 06/01/32..................       1,014,007
     325,331   PL# 671046, 6.50%,
                 01/01/33..................         341,576
   2,000,000   PL# 671487, 5.50%,
                 11/01/17(e)...............       2,069,821
     255,614   PL# 673079, 6.50%,
                 11/01/32..................         268,377
     321,040   PL# 675314, 5.50%,
                 12/01/17(e)...............         332,247
      57,487   PL# 675394, 5.50%,
                 02/01/18(e)...............          59,479
     599,413   PL# 676800, 5.50%,
                 01/01/18(e)...............         620,339
     410,515   PL# 677516, 5.50%,
                 01/01/18(e)...............         424,744
     289,047   PL# 679430, 5.50%,
                 01/01/18(e)...............         299,138
     199,980   PL# 681291, 5.50%,
                 02/01/18(e)...............         206,962
      98,187   PL# 681390, 5.50%,
                 02/01/18..................         101,615
     622,620   PL# 683199, 5.50%,
                 02/01/18(e)...............         644,201
     460,554   PL# 684130, 5.50%,
                 01/01/18(e)...............         476,632
   1,328,488   PL# 687929, 5.50%,
                 02/01/18..................       1,374,535
     223,488   PL# 688000, 5.50%,
                 03/01/18..................         231,235
      46,386   PL# 688312, 5.50%,
                 03/01/18..................          47,993
     637,642   PL# 688785, 6.00%,
                 02/01/18..................         668,750
     331,604   PL# 692252, 6.50%,
                 03/01/33..................         347,966
   1,262,464   PL# 694200, 4.50%,
                 05/01/18(e)...............       1,263,101
       8,905   PL# 694372, 6.50%,
                 11/01/32..................           9,350
     151,914   PL# 695925, 5.50%,
                 05/01/18..................         157,179
     706,020   PL# 698481, 6.00%,
                 02/01/18..................         740,463
     353,944   PL# 698853, 5.50%,
                 03/01/18(e)...............         366,300
   2,377,080   PL# 701161, 4.50%,
                 04/01/18(e)...............       2,375,609
      63,296   PL# 704387, 5.50%,
                 05/01/18..................          65,490
   3,229,708   PL# 705651, 5.50%,
                 06/01/18..................       3,341,655
     374,742   PL# 711115, 6.50%,
                 09/01/33..................         393,232
     294,965   PL# 711582, 5.50%,
                 04/01/18..................         305,424
     747,479   PL# 711636, 4.50%,
                 05/01/18(e)...............         747,016
   3,471,077   PL# 720317, 5.00%,
                 07/01/18..................       3,531,038
      47,264   PL# 721897, 5.50%,
                 05/01/18..................          48,913
      68,427   PL# 725135, 6.00%,
                 05/01/18..................          71,769
  32,794,559   PL# 725232, 5.00%,
                 03/01/34(e)...............      32,612,433
      21,331   PL# 725269, 5.50%,
                 03/01/19..................          22,076
     171,552   PL# 725272, 6.00%,
                 01/01/19(e)...............         179,930
     489,093   PL# 725407, 6.50%,
                 01/01/34..................         513,590
     695,279   PL# 725418, 6.50%,
                 05/01/34..................         730,103
  11,931,501   PL# 725603, 5.50%,
                 07/01/19..................      12,345,067
     167,455   PL# 725747, 6.00%,
                 08/01/19..................         175,634
     925,344   PL# 726747, 4.50%,
                 03/01/19(e)...............         923,269
   3,615,889   PL# 729739, 4.00%,
                 08/01/18..................       3,537,673
   3,100,437   PL# 730823, 4.00%,
                 08/01/18..................       3,033,371
     884,517   PL# 731682, 4.50%,
                 03/01/19(e)...............         882,533
     265,125   PL# 738632, 5.00%,
                 11/01/18..................         269,705
     394,235   PL# 739284, 5.50%,
                 09/01/18..................         407,900
   4,000,000   PL# 739339, 5.50%,
                 09/01/18..................       4,138,647

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     45,273   PL# 739417, 5.50%,
                 10/01/18..................  $       46,842
     526,122   PL# 740512, 5.50%,
                 10/01/18(e)...............         544,358
      57,131   PL# 741793, 5.50%,
                 10/01/18(e)...............          59,111
      94,491   PL# 744728, 4.00%,
                 10/01/18..................          92,447
      55,090   PL# 747773, 5.50%,
                 10/01/18(e)...............          57,000
     418,716   PL# 747827, 5.50%,
                 11/01/18(e)...............         433,229
     445,205   PL# 747880, 5.50%,
                 12/01/18(e)...............         460,637
     806,730   PL# 748257, 4.50%,
                 10/01/18(e)...............         806,231
      17,295   PL# 748655, 6.50%,
                 09/01/33..................          18,148
     255,990   PL# 748917, 5.50%,
                 12/01/18(e)...............         264,863
      70,133   PL# 750045, 5.50%,
                 12/01/18(e)...............          72,564
     183,159   PL# 750057, 5.50%,
                 01/01/19(e)...............         189,508
     270,726   PL# 753961, 5.50%,
                 12/01/18(e)...............         280,110
     361,842   PL# 755813, 6.50%,
                 11/01/33..................         379,696
   4,883,058   PL# 757687, 5.50%,
                 07/01/34(e)...............       4,961,768
     825,037   PL# 759773, 5.50%,
                 05/01/18(e)...............         853,839
   2,065,297   PL# 761173, 4.50%,
                 04/01/19(e)...............       2,060,665
   4,670,627   PL# 761175, 4.50%,
                 04/01/19(e)...............       4,660,152
     328,088   PL# 761256, 5.50%,
                 01/01/19(e)...............         339,460
      24,280   PL# 761758, 5.50%,
                 01/01/19(e)...............          25,122
      61,520   PL# 761808, 5.50%,
                 05/01/18..................          63,667
      39,633   PL# 762307, 6.00%,
                 06/01/17..................          41,618
     176,448   PL# 763249, 5.50%,
                 02/01/34(e)...............         179,292
     327,855   PL# 764221, 5.50%,
                 05/01/34(e)...............         333,139
     951,739   PL# 764800, 4.50%,
                 04/01/19(e)...............         949,605
     821,006   PL# 766312, 5.50%,
                 03/01/19..................         849,303
     880,714   PL# 766419, 4.50%,
                 03/01/19(e)...............         878,739
     452,891   PL# 766823, 6.50%,
                 02/01/34..................         475,243
     933,552   PL# 767073, 4.50%,
                 04/01/19(e)...............         931,459
      95,578   PL# 767075, 4.50%,
                 04/01/19(e)...............          95,364
     248,618   PL# 767172, 5.50%,
                 01/01/34(e)...............         252,694
     130,514   PL# 767392, 5.50%,
                 04/01/34(e)...............         132,618
   1,147,456   PL# 767395, 5.50%,
                 04/01/34(e)...............       1,165,952
     523,236   PL# 768306, 6.00%,
                 12/01/18..................         548,736
     426,349   PL# 768313, 5.50%,
                 01/01/19..................         441,127
     534,717   PL# 768317, 5.50%,
                 01/01/19..................         553,251
   1,133,212   PL# 768528, 5.50%,
                 05/01/34(e)...............       1,151,479
     964,871   PL# 769006, 4.50%,
                 03/01/19(e)...............         962,707
     768,258   PL# 770410, 5.50%,
                 04/01/34(e)...............         780,642
   1,763,552   PL# 772651, 5.50%,
                 03/01/34(e)...............       1,791,978
   1,169,842   PL# 772664, 5.50%,
                 03/01/34(e)...............       1,188,699
   1,171,719   PL# 772805, 5.50%,
                 04/01/34(e)...............       1,190,606
     475,215   PL# 773066, 5.50%,
                 03/01/34(e)...............         482,875
     305,705   PL# 773072, 5.50%,
                 04/01/34(e)...............         310,632
   1,797,216   PL# 773073, 5.50%,
                 04/01/34(e)...............       1,826,186
     637,064   PL# 773488, 5.50%,
                 08/01/19..................         659,022
     723,122   PL# 773532, 4.50%,
                 04/01/19(e)...............         721,500
   1,649,536   PL# 773571, 5.50%,
                 05/01/34(e)...............       1,676,124

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     72,785   PL# 773588, 5.50%,
                 07/01/34(e)...............  $       73,958
     459,732   PL# 773777, 5.50%,
                 04/01/34(e)...............         467,143
      88,801   PL# 773911, 5.50%,
                 04/01/34(e)...............          90,257
     929,099   PL# 774258, 4.50%,
                 03/01/19(e)...............         927,016
     397,138   PL# 774338, 6.50%,
                 02/01/34..................         416,733
     911,173   PL# 775316, 4.50%,
                 05/01/19(e)...............         909,130
     533,420   PL# 775341, 6.00%,
                 05/01/19..................         559,473
   1,161,938   PL# 775525, 5.50%,
                 05/01/34(e)...............       1,180,667
     484,556   PL# 775794, 5.50%,
                 05/01/34(e)...............         492,367
     459,897   PL# 776233, 5.50%,
                 04/01/34(e)...............         467,310
     447,388   PL# 776440, 5.50%,
                 07/01/34(e)...............         454,600
     792,065   PL# 776715, 5.50%,
                 05/01/34(e)...............         804,832
   8,319,457   PL# 776983, 5.50%,
                 04/01/34(e)...............       8,453,558
      92,493   PL# 777251, 4.50%,
                 04/01/19(e)...............          92,285
     174,431   PL# 777263, 5.50%,
                 08/01/19(e)...............         180,443
      96,056   PL# 777481, 5.50%,
                 06/01/34(e)...............          97,605
     976,924   PL# 777677, 5.50%,
                 05/01/34(e)...............         992,671
      99,658   PL# 777754, 5.50%,
                 05/01/34(e)...............         101,264
     188,057   PL# 778219, 5.50%,
                 05/01/34(e)...............         191,088
      71,755   PL# 778287, 5.50%,
                 05/01/34(e)...............          72,911
      99,903   PL# 778619, 5.50%,
                 06/01/34(e)...............         101,513
   1,161,664   PL# 779135, 5.50%,
                 06/01/34(e)...............       1,180,389
     154,771   PL# 779520, 5.50%,
                 06/01/34(e)...............         157,266
     479,727   PL# 780211, 5.50%,
                 05/01/34(e)...............         487,460
     777,562   PL# 780698, 6.00%,
                 04/01/19..................         815,540
   1,111,818   PL# 780901, 5.50%,
                 05/01/34(e)...............       1,129,739
     430,818   PL# 782122, 5.50%,
                 07/01/34(e)...............         437,762
      74,678   PL# 782571, 5.50%,
                 06/01/34(e)...............          75,882
     319,175   PL# 782618, 5.50%,
                 07/01/34(e)...............         324,320
      99,453   PL# 782707, 5.50%,
                 07/01/34(e)...............         101,056
     454,335   PL# 782974, 5.50%,
                 06/01/34(e)...............         461,658
      86,844   PL# 783017, 5.50%,
                 06/01/34(e)...............          88,244
     103,947   PL# 783667, 5.50%,
                 06/01/34(e)...............         105,623
   1,146,270   PL# 783813, 5.50%,
                 07/01/34(e)...............       1,164,747
   1,795,962   PL# 783824, 5.50%,
                 07/01/34(e)...............       1,824,911
   3,165,109   PL# 784017, 5.50%,
                 06/01/19..................       3,274,200
   1,543,918   PL# 785226, 5.50%,
                 07/01/34(e)...............       1,568,804
   1,235,153   PL# 786148, 5.50%,
                 07/01/34(e)...............       1,255,063
     876,268   PL# 787817, 5.50%,
                 07/01/34(e)...............         890,392
     331,387   PL# 789053, 5.50%,
                 07/01/34(e)...............         336,729
   1,136,820   PL# 789432, 5.50%,
                 07/01/19..................       1,176,002
     498,070   PL# 789545, 5.50%,
                 07/01/34(e)...............         506,099
      53,054   PL# 789632, 5.50%,
                 08/01/19..................          54,882
     306,026   PL# 789634, 5.50%,
                 08/01/19..................         316,574
     315,797   PL# 789873, 6.50%,
                 09/01/34..................         331,383
   1,175,068   PL# 790929, 6.50%,
                 09/01/34..................       1,233,063
     858,700   PL# 793193, 5.50%,
                 07/01/19..................         888,296
     633,615   PL# 793680, 6.50%,
                 09/01/34..................         664,887

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    535,658   PL# 794206, 5.50%,
                 08/01/19..................  $      554,120
   3,323,477   PL# 795118, 5.50%,
                 10/01/19(e)...............       3,438,027
     541,458   PL# 798175, 6.50%,
                 09/01/34..................         568,182
   6,999,999   PL# 800272, 5.50%,
                 12/01/19(e)...............       7,241,268
   7,600,000   TBA, 4.00%, 01/01/20........       7,419,500
  13,100,000   TBA, 4.50%, 01/01/20........      13,059,063
  32,900,000   TBA, 5.00%, 01/01/20........      33,424,361
  10,175,000   TBA, 4.56%, 12/01/34........      10,251,313
   7,500,000   TBA, 4.50%, 01/01/35........       7,249,215
  39,700,000   TBA, 5.00%, 01/01/35........      39,389,865
     600,000   TBA, 5.50%, 01/01/35........         609,187
  44,600,000   TBA, 6.00%, 01/01/35........      46,119,166
  29,300,000   TBA, 6.50%, 01/01/35........      30,728,375
                                             --------------
                                                467,369,241
                                             --------------
               FREDDIE MAC -- 2.4%
   5,350,000   3.50%, 04/01/08.............       5,323,651
  13,080,000   3.88%, 11/10/08.............      13,108,658
   7,140,000   3.88%, 01/12/09.............       7,117,102
   1,560,000   4.75%, 12/08/10.............       1,568,235
  12,080,000   4.13%, 02/24/11(d)..........      11,909,757
                                             --------------
                                                 39,027,403
                                             --------------
               FREDDIE MAC GOLD -- 6.0%
  11,345,000   4.50%, 12/16/10.............      11,348,823
   1,565,000   6.00%, 06/15/11.............       1,727,500
      51,300   6.00%, 02/01/13.............          53,828
     933,491   PL# A10807, 5.50%,
                 07/01/33(e)...............         949,480
     217,967   PL# A12350, 5.50%,
                 08/01/33(e)...............         221,700
     129,597   PL# A12533, 5.50%,
                 08/01/33(e)...............         131,817
     350,635   PL# A12800, 5.50%,
                 08/01/33(e)...............         356,641
     678,861   PL# A13289, 5.50%,
                 09/01/33(e)...............         690,489
     135,512   PL# A13331, 5.50%,
                 09/01/33(e)...............         137,833
   7,714,000   PL# A13669, 5.50%,
                 09/01/33(e)...............       7,846,128
     269,926   PL# A16148, 6.00%,
                 11/01/33(e)...............         279,044
   1,095,356   PL# A16728, 5.50%,
                 12/01/33(e)...............       1,114,117
     188,473   PL# B14156, 4.00%,
                 05/01/19..................         184,454
   1,860,474   PL# C01271, 6.50%,
                 12/01/31..................       1,954,622
   4,479,185   PL# C01623, 5.50%,
                 09/01/33(e)...............       4,555,906
   5,520,592   PL# C57150, 6.00%,
                 05/01/31(e)...............       5,712,437
       8,301   PL# C67653, 7.00%,
                 06/01/32..................           8,801

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$    147,166   PL# C67868, 7.00%,
                 06/01/32..................  $      156,019
      35,213   PL# C67999, 7.00%,
                 06/01/32..................          37,332
     232,027   PL# C68001, 7.00%,
                 06/01/32..................         245,985
     274,090   PL# C90229, 7.00%,
                 08/01/18..................         292,370
      56,378   PL# E00418, 6.00%,
                 02/01/11..................          59,170
      38,623   PL# E00570, 6.00%,
                 09/01/13..................          40,526
     839,958   PL# E00592, 6.00%,
                 12/01/13..................         881,357
      39,877   PL# E00720, 6.00%,
                 07/01/14..................          41,827
      37,640   PL# E01007, 6.00%,
                 08/01/16..................          39,438
     123,241   PL# E01095, 6.00%,
                 01/01/17..................         129,126
   3,813,835   PL# E01638, 4.00%,
                 04/01/19..................       3,732,510
      38,799   PL# E63016, 6.00%,
                 03/01/11..................          40,725
      62,476   PL# E73319, 6.00%,
                 11/01/13..................          65,555
      61,720   PL# E73769, 6.00%,
                 12/01/13..................          64,762
      51,669   PL# E75990, 6.00%,
                 04/01/14..................          54,238
      46,576   PL# E76341, 6.00%,
                 04/01/14..................          48,852
      80,505   PL# E76730, 6.00%,
                 05/01/14..................          84,440
      65,762   PL# E76731, 6.00%,
                 05/01/14..................          68,976
      52,828   PL# E78995, 6.00%,
                 11/01/14..................          55,410
     419,078   PL# E84191, 6.00%,
                 07/01/16..................         439,092
       7,502   PL# E84758, 5.50%,
                 07/01/16..................           7,763
      39,321   PL# E85885, 6.00%,
                 11/01/16..................          41,199
     455,440   PL# E86502, 5.50%,
                 12/01/16..................         471,294
       8,678   PL# E86565, 5.50%,
                 12/01/16..................           8,981
     351,768   PL# E87961, 6.00%,
                 02/01/17..................         368,568
     792,230   PL# E88001, 6.00%,
                 02/01/17..................         830,080
      85,551   PL# E88452, 6.00%,
                 03/01/17..................          89,638
     500,754   PL# E88749, 6.00%,
                 03/01/17..................         524,668
     976,911   PL# E88789, 6.00%,
                 04/01/17..................       1,023,584
     244,127   PL# E88979, 5.50%,
                 04/01/17..................         252,535
     610,169   PL# E89282, 6.00%,
                 04/01/17..................         639,320
   1,163,352   PL# E89336, 6.00%,
                 05/01/17..................       1,218,932
      40,034   PL# E89653, 6.00%,
                 04/01/17..................          41,946
     735,400   PL# E89913, 6.00%,
                 05/01/17..................         770,535
   1,399,218   PL# E91644, 5.50%,
                 10/01/17..................       1,447,412
     363,125   PL# E91754, 5.50%,
                 10/01/17..................         375,633
     585,969   PL# E91774, 5.50%,
                 10/01/17..................         606,152
     249,876   PL# E91968, 5.50%,
                 10/01/17..................         258,483
     525,565   PL# E92113, 5.50%,
                 10/01/17..................         543,668
     136,767   PL# E93402, 6.00%,
                 09/01/12..................         143,561
   2,994,979   PL# G01391, 7.00%,
                 04/01/32..................       3,176,136
      76,483   PL# G10558, 6.00%,
                 07/01/11..................          80,280
     764,556   PL# G10937, 6.00%,
                 04/01/14..................         802,429
      31,279   PL# G11111, 6.00%,
                 04/01/16..................          32,780
   4,838,679   PL# M80813, 4.00%,
                 04/01/10..................       4,820,680
   4,000,000   TBA, 4.50%, 01/01/20........       3,986,248
   3,800,000   TBA, 5.50%, 01/01/20........       3,924,686
     600,000   TBA, 5.50%, 01/01/35........         609,563

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FREDDIE MAC GOLD (CONTINUED)
$ 18,000,000   TBA, 6.00%, 01/01/35........  $   18,596,249
  10,500,000   TBA, 5.00%, 01/01/35........      10,427,813
                                             --------------
                                                 99,972,146
                                             --------------
               GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- 3.5%
     271,962   PL# 3173, 6.50%, 12/20/31...         286,026
     196,206   PL# 421352, 6.00%,
                 11/15/33..................         203,542
       3,574   PL# 434615, 7.00%,
                 11/15/29..................           3,803
     397,458   PL# 435071, 7.00%,
                 03/15/31..................         422,576
      97,725   PL# 462559, 7.00%,
                 02/15/28..................         104,062
      41,580   PL# 493966, 7.00%,
                 06/15/29..................          44,242
     105,592   PL# 494742, 7.00%,
                 04/15/29..................         112,352
     712,889   PL# 502998, 5.50%,
                 02/15/29..................         730,406
       2,936   PL# 530260, 7.00%,
                 02/15/31..................           3,121
     240,098   PL# 531025, 6.00%,
                 04/15/32..................         249,210
       2,137   PL# 538271, 7.00%,
                 11/15/31..................           2,272
     152,494   PL# 538312, 6.00%,
                 02/15/32..................         158,281
     386,061   PL# 543989, 7.00%,
                 03/15/31..................         410,459
       2,372   PL# 547545, 7.00%,
                 04/15/31..................           2,522
     766,876   PL# 550985, 7.00%,
                 10/15/31..................         815,339
         947   PL# 551549, 7.00%,
                 07/15/31..................           1,007
      84,131   PL# 552413, 7.00%,
                 02/15/32..................          89,441
   2,699,881   PL# 552942, 5.50%,
                 12/15/32(e)...............       2,762,995
     194,123   PL# 554808, 6.00%,
                 05/15/31..................         201,593
     170,721   PL# 555360, 6.00%,
                 06/15/31..................         177,290
     166,024   PL# 555733, 6.00%,
                 03/15/32..................         172,325
       2,222   PL# 557664, 7.00%,
                 08/15/31..................           2,362
     337,379   PL# 557678, 7.00%,
                 08/15/31..................         358,700
       6,548   PL# 561050, 7.00%,
                 05/15/31..................           6,962
       2,099   PL# 561996, 7.00%,
                 07/15/31..................           2,232
      27,309   PL# 563346, 7.00%,
                 09/15/31..................          29,035
     175,207   PL# 563599, 7.00%,
                 06/15/32..................         186,266
     258,413   PL# 564086, 7.00%,
                 07/15/31..................         274,743
      57,498   PL# 564300, 6.00%,
                 08/15/31..................          59,710
      18,731   PL# 564706, 7.00%,
                 07/15/31..................          19,915
     149,242   PL# 565808, 6.00%,
                 11/15/31..................         154,985
     273,643   PL# 567622, 6.00%,
                 04/15/32..................         284,028
     152,054   PL# 567668, 6.00%,
                 05/15/32..................         157,824
     176,625   PL# 569567, 7.00%,
                 01/15/32..................         187,773
     149,254   PL# 570517, 6.00%,
                 01/15/32..................         154,918
     121,111   PL# 572821, 6.00%,
                 12/15/31..................         125,771
     148,614   PL# 574873, 6.00%,
                 12/15/31..................         154,332
     138,989   PL# 575906, 6.00%,
                 01/15/32..................         144,263
      82,343   PL# 576323, 6.00%,
                 12/15/31..................          85,511
       2,648   PL# 579377, 7.00%,
                 04/15/32..................           2,816
     525,127   PL# 581015, 7.00%,
                 02/15/32..................         558,270
     166,418   PL# 581070, 6.00%,
                 02/15/32..................         172,734

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$     78,985   PL# 581084, 7.00%,
                 02/15/32..................  $       83,970
     200,439   PL# 582956, 7.00%,
                 02/15/32..................         213,089
     358,271   PL# 585210, 6.00%,
                 03/15/33..................         371,666
     561,593   PL# 587122, 7.00%,
                 06/15/32..................         597,037
     146,049   PL# 587390, 6.00%,
                 11/15/32..................         151,591
      58,899   PL# 587494, 7.00%,
                 06/15/32..................          62,616
       1,612   PL# 589696, 7.00%,
                 05/15/32..................           1,714
     209,018   PL# 592030, 6.00%,
                 02/15/32..................         216,950
      13,662   PL# 593823, 6.00%,
                 10/15/32..................          14,180
     251,115   PL# 596818, 6.00%,
                 12/15/32..................         260,645
     447,817   PL# 598205, 6.00%,
                 05/15/33..................         464,560
     220,045   PL# 598459, 6.00%,
                 11/15/32..................         228,396
     132,440   PL# 603498, 6.00%,
                 03/15/33..................         137,392
     202,350   PL# 611085, 6.00%,
                 05/15/33..................         209,916
     294,940   PL# 615382, 6.00%,
                 07/15/33..................         305,968
   4,918,032   PL# 618874, 5.50%,
                 08/15/33..................       5,029,271
     857,686   PL# 625651, 5.50%,
                 01/15/34(e)...............         876,699
      33,671   PL# 780802, 6.50%,
                 05/15/28..................          35,532
      64,360   PL# 781113, 7.00%,
                 11/15/29..................          68,481
     314,273   PL# 781148, 6.00%,
                 07/15/29..................         326,977
     186,765   PL# 781276, 6.50%,
                 04/15/31..................         196,895
      58,920   PL# 781287, 7.00%,
                 05/15/31..................          62,655
      96,076   PL# 781324, 7.00%,
                 07/15/31..................         102,152
     508,425   PL# 781328, 7.00%,
                 09/15/31..................         540,692
     286,888   PL# 781330, 6.00%,
                 09/15/31..................         298,388
     100,010   PL# 781496, 6.50%,
                 09/15/32..................         105,402
     157,682   PL# 781548, 7.00%,
                 11/15/32..................         167,651
     257,850   PL# 781566, 6.00%,
                 02/15/33..................         267,635
      90,165   PL# 781584, 7.00%,
                 05/15/32..................          95,868
   4,684,661   PL# 781689, 5.50%,
                 12/15/33(e)...............       4,793,912
   5,283,030   PL# 781690, 6.00%,
                 12/15/33..................       5,483,594
   5,632,221   PL# 781707, 5.50%,
                 02/15/34(e)...............       5,763,568
  10,561,871   PL# 80916, 3.75%,
                 05/20/34..................      10,419,802
   1,700,000   TBA, 5.50%, 01/01/35........       1,735,063
   4,700,000   TBA, 6.00%, 01/01/35........       4,870,375
   3,400,000   TBA, 6.50%, 01/01/35........       3,577,439
                                             --------------
                                                 58,213,755
                                             --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 2.7%
   4,047,588   Fannie Mae, Series 1999-7,
                 Class AB,
                 6.00%, 03/25/29...........       4,184,515
   3,780,000   Fannie Mae, Series 2002-81,
                 Class BR,
                 5.25%, 04/25/25...........       3,872,122
   5,050,000   Fannie Mae, Series 2004-101,
                 Class AR,
                 5.50%, 01/25/35...........       5,270,938

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY (CONTINUED)
$  7,085,071   Fannie Mae, Series 2004-60,
                 Class LB,
                 5.00%, 04/25/34...........  $    7,229,054
   8,860,000   Fannie Mae, Series 2004-99,
                 Class A0,
                 5.50%, 01/25/34...........       9,120,307
   3,325,000   Freddie Mac, Series 2550,
                 Class QP,
                 5.00%, 03/15/26...........       3,361,458
   6,496,153   Freddie Mac, Series 2825,
                 Class VP,
                 5.50%, 06/15/15...........       6,726,686
   4,765,543   Freddie Mac, Series 2877,
                 Class PA,
                 5.50%, 07/15/33...........       4,915,290
                                             --------------
                                                 44,680,370
                                             --------------
               PRIVATE ASSET BACKED: US GOVERNMENT
                 AGENCIES -- 0.4%
   3,423,225   Small Business
                 Administration, Series
                 2002-P10B, Class 1,
                 5.20%, 08/01/12...........       3,498,964
   2,940,700   Small Business
                 Administration, Series
                 2004-P10A,
                 4.50%, 02/01/14...........       2,923,401
                                             --------------
                                                  6,422,365
                                             --------------
               RESOLUTION FUNDING STRIPS -- 0.1%
   1,200,000   Zero coupon, 07/15/18.......         612,124
   1,200,000   Zero coupon, 10/15/18.......         602,894
                                             --------------
                                                  1,215,018
                                             --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $713,288,680).......     716,900,298
                                             --------------
               CORPORATE BONDS AND NOTES -- 34.8%
               AEROSPACE AND DEFENSE -- 0.4%
     320,000   B/E Aerospace,
                 8.50%, 10/01/10...........         353,600
   1,545,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29...........       2,120,469
     545,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36...........         664,001
   2,390,000   Northrop Grumman Corp.,
                 4.08%, 11/16/06...........       2,415,229
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11...........          40,217
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31...........       1,207,335
     790,000   RC Trust I,
                 7.00%, 05/15/06...........         416,479
                                             --------------
                                                  7,217,330
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AUTOMOBILES/MOTOR VEHICLES -- 0.1%
$    765,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27...........  $      852,988
     280,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08...........         279,643
      70,000   Daimler Chrysler NA Holding,
                 6.50%, 11/15/13...........          76,052
   1,200,000   Daimler Chrysler NA Holding,
                 Series MTND, Floating
                 Rate,
                 2.94%, 09/10/07(b)........       1,204,857
                                             --------------
                                                  2,413,540
                                             --------------
               BANKS -- 6.7%
   5,575,000   American Express Bank FSB,
                 Series BKNT, Floating
                 Rate,
                 2.49%, 11/21/07(c)........       5,577,291
   2,000,000   American Express Centurion
                 Bank, Series BKNT,
                 4.38%, 07/30/09...........       2,033,936
   1,404,000   Bank of America Corp.,
                 5.25%, 02/01/07...........       1,454,145
   3,550,000   Bank of America Corp.,
                 3.88%, 01/15/08(f)........       3,580,221
   1,425,000   Bank of America Corp.,
                 3.25%, 08/15/08...........       1,401,877
   2,000,000   Bank of America Corp.,
                 3.38%, 02/17/09...........       1,961,586
     425,000   Bank of America Corp.,
                 5.38%, 06/15/14...........         444,340
   1,250,000   Bank of Scotland -- 144A,
                 3.50%, 11/30/07...........       1,246,519
   1,750,000   Bank One Corp.,
                 6.00%, 08/01/08...........       1,874,500
   2,000,000   BankBoston NA, Series BKNT,
                 6.38%, 03/25/08...........       2,153,982
   2,850,000   HBOS Treasury Services
                 PLC -- 144A,
                 3.75%, 09/30/08...........       2,847,709
   3,850,000   HSBC Bank USA, Series BKNT,
                 3.88%, 09/15/09...........       3,820,490
   4,350,000   HSBC Bank USA, Series BKNT,
                 Floating Rate,
                 2.59%, 09/21/07(b)........       4,355,255
   2,600,000   JP Morgan Chase & Company,
                 5.35%, 03/01/07...........       2,700,191
     475,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07...........         494,085
   1,495,000   JP Morgan Chase & Company,
                 3.63%, 05/01/08(e)........       1,485,556
   2,100,000   JP Morgan Chase & Company,
                 5.75%, 10/15/08...........       2,229,856
     935,000   JP Morgan Chase & Company,
                 3.50%, 03/15/09...........         916,969
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09...........       1,228,708

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BANKS (CONTINUED)
$    580,000   JP Morgan Chase & Company,
                 Floating Rate,
                 2.16%, 10/02/09(b)........  $      581,477
   2,200,000   National City Bank,
                 3.38%, 10/15/07...........       2,189,422
   2,705,000   National City Bank, Series
                 BKNT, Floating Rate,
                 2.67%, 06/29/09(b)........       2,706,655
     800,000   Rabobank Capital Funding
                 II -- 144A, Variable Rate,
                 5.26%, perpetual(a).......         815,441
   1,135,000   RBS Capital Trust I,
                 Variable Rate,
                 4.71%, perpetual(a).......       1,107,620
   3,600,000   State Street Bank & Trust,
                 Series CD1, Floating Rate,
                 2.41%, 12/11/06(b)........       3,597,840
   4,390,000   SunTrust Banks, Inc.,
                 3.63%, 10/15/07...........       4,382,581
   2,000,000   SunTrust Banks, Inc.,
                 4.00%, 10/15/08...........       2,020,192
   1,535,000   SunTrust Banks, Inc.,
                 4.42%, 06/15/09...........       1,557,227
   2,275,000   Swedish Export Credit,
                 2.88%, 01/26/07...........       2,253,294
     980,000   UBS Preferred Funding Trust
                 I, Variable Rate,
                 8.62%, perpetual(a).......       1,179,348
     490,000   US Bancorp, Series MTNN,
                 3.95%, 08/23/07...........         495,016
   3,040,000   US Bank NA,
                 2.40%, 03/12/07...........       2,984,760
   8,275,000   US Bank NA, Series BKNT,
                 Floating Rate,
                 2.04%, 10/01/07(b)........       8,281,008
   1,140,000   Wachovia Corp.,
                 3.63%, 02/17/09...........       1,127,941
   2,340,000   Wachovia Corp., Variable
                 Rate,
                 6.30%, 04/15/08(a)........       2,512,407
   9,925,000   Wells Fargo & Company,
                 4.00%, 08/15/08...........       9,999,696
     500,000   Wells Fargo & Company,
                 3.13%, 04/01/09...........         485,084
   8,250,000   Wells Fargo & Company,
                 4.20%, 01/15/10...........       8,292,842
  10,030,000   Wells Fargo & Company,
                 Floating Rate,
                 2.59%, 09/15/09(b)........      10,031,394
   2,150,000   Wells Fargo Bank NA, Series
                 BKNT, Variable Rate,
                 7.80%, 06/15/10(a)........       2,195,238
                                             --------------
                                                110,603,699
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.4%
$  1,395,000   Charter Communications
                 Holdings LLC,
                 10.75%, 10/01/09..........  $    1,276,425
     250,000   Comcast Cable
                 Communications, Inc.,
                 6.38%, 01/30/06...........         258,302
   1,800,000   Comcast Cable
                 Communications, Inc.,
                 6.75%, 01/30/11...........       2,023,916
     450,000   Comcast Corp.,
                 7.05%, 03/15/33...........         516,598
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06...........       2,146,559
     465,000   Cox Communications, Inc.,
                 7.75%, 11/01/10...........         533,289
     370,000   Cox Communications, Inc.,
                 4.63%, 06/01/13...........         354,554
   2,300,000   Cox Communications, Inc. --
                 144A,
                 4.63%, 01/15/10...........       2,297,246
     330,000   CSC Holdings, Inc.,
                 7.88%, 02/15/18...........         358,050
     710,000   CSC Holdings, Inc. -- 144A,
                 6.75%, 04/15/12(d)........         734,850
     675,000   EchoStar DBS Corp. -- 144A,
                 6.63%, 10/01/14...........         686,813
   1,070,000   News America Holdings,
                 7.63%, 11/30/28...........       1,274,410
   1,275,000   News America, Inc.,
                 7.30%, 04/30/28...........       1,465,318
     545,000   News America, Inc.,
                 7.28%, 06/30/28...........         624,702
   1,200,000   News America, Inc. -- 144A,
                 5.30%, 12/15/14...........       1,216,490
     130,000   Rogers Cable, Inc. -- 144A
                 (Canada),
                 6.75%, 03/15/15...........         133,575
     650,000   TCI Communications, Inc.,
                 7.88%, 02/15/26...........         800,470
   1,675,000   TCI Communications, Inc.,
                 7.13%, 02/15/28...........       1,898,532
     700,000   Time Warner, Inc.,
                 8.18%, 08/15/07...........         777,864
   1,910,000   Time Warner, Inc.,
                 7.57%, 02/01/24...........       2,252,883
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28...........         682,714
      80,000   Time Warner, Inc.,
                 7.63%, 04/15/31...........          97,085
     675,000   Walt Disney Company, Series
                 MTNB,
                 6.20%, 06/20/14...........         748,571
                                             --------------
                                                 23,159,216
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CHEMICALS -- 0.1%
$    365,000   Crown Euro Holdings SA
                 (France),
                 9.50%, 03/01/11...........  $      417,925
     425,000   Crown Euro Holdings SA
                 (France),
                 10.88%, 03/01/13..........         504,688
     220,000   Nalco Company,
                 7.75%, 11/15/11...........         238,700
                                             --------------
                                                  1,161,313
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     600,000   D.R. Horton, Inc.,
                 7.88%, 08/15/11...........         690,000
                                             --------------
               FINANCIAL SERVICES -- 6.1%
   9,050,000   Citigroup, Inc.,
                 3.50%, 02/01/08...........       9,016,144
  14,330,000   Citigroup, Inc.,
                 3.63%, 02/09/09...........      14,220,504
     820,000   Citigroup, Inc.,
                 6.20%, 03/15/09...........         892,035
  11,200,000   Citigroup, Inc., Floating
                 Rate,
                 2.59%, 06/09/09(b)........      11,231,024
     160,000   E*TRADE Financial Corp. --
                 144A,
                 8.00%, 06/15/11...........         172,800
   8,225,000   Eksportfinans ASA, Series
                 MTN,
                 3.38%, 01/15/08...........       8,188,399
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07...........       2,156,576
  10,285,000   General Electric Capital
                 Corp., Series MTNA,
                 4.25%, 01/15/08...........      10,455,206
   5,045,000   General Electric Capital
                 Corp., Series MTNA,
                 3.60%, 10/15/08...........       4,994,217
     630,000   General Electric Capital
                 Corp., Series MTNA,
                 4.38%, 11/21/11...........         627,181
   5,000,000   General Electric Capital
                 Corp., Series MTNA,
                 Floating Rate,
                 2.22%, 07/28/08(b)........       5,009,405
   2,290,000   General Motors Acceptance
                 Corp.,
                 5.63%, 05/15/09...........       2,292,269
   1,500,000   General Motors Acceptance
                 Corp.,
                 7.25%, 03/02/11...........       1,572,387
   2,120,000   General Motors Acceptance
                 Corp.,
                 6.88%, 09/15/11...........       2,175,455
   1,100,000   General Motors Acceptance
                 Corp.,
                 6.75%, 12/01/14...........       1,103,473

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$  1,560,000   General Motors Acceptance
                 Corp.,
                 8.00%, 11/01/31...........  $    1,607,989
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06...........         475,370
   2,925,000   Household Finance Corp.,
                 6.50%, 11/15/08...........       3,183,889
   1,500,000   Household Finance Corp.,
                 4.13%, 12/15/08...........       1,507,493
   1,590,000   Household Finance Corp.,
                 7.00%, 05/15/12...........       1,818,400
   1,575,000   HSBC Finance Corp.,
                 4.13%, 11/16/09...........       1,568,240
     440,000   HSBC Finance Corp.,
                 6.75%, 05/15/11...........         494,424
   1,583,000   Lehman Brothers Holdings,
                 Inc.,
                 7.00%, 02/01/08...........       1,730,768
   4,000,000   Nationwide Building
                 Society -- 144A,
                 3.50%, 07/31/07...........       3,984,268
     430,000   REFCO Finance Holdings --
                 144A,
                 9.00%, 08/01/12...........         473,000
   4,550,000   SLM Corp.,
                 4.00%, 01/15/10...........       4,519,861
     545,000   SLM Corp., Series MTNA,
                 3.63%, 03/17/08...........         542,789
   1,000,000   The Bear Stearns Companies,
                 Inc.,
                 2.88%, 07/02/08...........         967,960
   2,475,000   TIAA Global Markets -- 144A,
                 3.88%, 01/22/08...........       2,492,120
   1,955,000   USAA Capital Corp. -- 144A,
                 Series MTNB,
                 4.00%, 12/10/07...........       1,978,693
                                             --------------
                                                101,452,339
                                             --------------
               FOOD AND BEVERAGE -- 0.2%
   1,915,000   Diageo Capital PLC,
                 3.38%, 03/20/08...........       1,898,288
   1,100,000   General Mills, Inc.,
                 5.13%, 02/15/07...........       1,129,951
                                             --------------
                                                  3,028,239
                                             --------------
               INSURANCE -- 1.3%
   2,775,000   Allstate Financial Global
                 Funding -- 144A,
                 6.15%, 02/01/06...........       2,861,586
   1,150,000   ASIF Global Financial
                 XVIII -- 144A,
                 3.85%, 11/26/07...........       1,155,175
   6,430,000   ASIF Global Financial
                 XXIII -- 144A,
                 3.90%, 10/22/08...........       6,432,783
   2,850,000   Berkshire Hathaway Finance
                 Corp.,
                 3.38%, 10/15/08...........       2,819,864

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  2,000,000   Berkshire Hathaway Finance
                 Corp. -- 144A,
                 3.40%, 07/02/07...........  $    1,996,452
   1,655,000   Liberty Mutual
                 Group -- 144A,
                 5.75%, 03/15/14...........       1,629,935
   1,000,000   Marsh & McLennan Companies,
                 Inc.,
                 5.38%, 07/15/14...........         978,859
   2,060,000   Met Life Global Funding I --
                 144A,
                 4.25%, 07/30/09...........       2,075,648
   1,980,000   Protective Life Secured
                 Trust, Series MTN,
                 3.70%, 11/24/08...........       1,975,959
                                             --------------
                                                 21,926,261
                                             --------------
               LEISURE AND RECREATION -- 0.1%
     310,000   MGM MIRAGE,
                 6.00%, 10/01/09...........         319,300
     795,000   Wynn Las Vegas LLC/Capital
                 Corp. -- 144A,
                 6.63%, 12/01/14...........         791,025
                                             --------------
                                                  1,110,325
                                             --------------
               MANUFACTURING -- 0.2%
     395,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11...........         476,963
   2,390,000   Tyco International Group SA,
                 6.13%, 11/01/08...........       2,577,182
                                             --------------
                                                  3,054,145
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     525,000   HCA, Inc.,
                 5.50%, 12/01/09...........         525,730
   1,300,000   WellPoint, Inc. -- 144A,
                 5.95%, 12/15/34...........       1,317,256
                                             --------------
                                                  1,842,986
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.1%
   1,140,000   Boston Scientific Corp.,
                 5.45%, 06/15/14...........       1,186,468
                                             --------------
               METALS AND MINING -- 0.1%
     210,000   International Steel Group,
                 6.50%, 04/15/14...........         226,275
     374,000   Ispat Inland ULC,
                 9.75%, 04/01/14...........         463,760
     220,000   TriMas Corp.,
                 9.88%, 06/15/12...........         234,300
                                             --------------
                                                    924,335
                                             --------------
               OIL AND GAS: PIPELINES -- 0.2%
   1,425,000   Consolidated Natural Gas,
                 Series A,
                 5.00%, 03/01/14...........       1,430,934
     365,000   El Paso Natural Gas,
                 8.63%, 01/15/22...........         427,506

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL AND GAS: PIPELINES (CONTINUED)
$    670,000   Transcontinental Gas Pipe
                 Line Corp., Series B,
                 8.88%, 07/15/12...........  $      818,238
     570,000   Williams Companies, Inc.,
                 7.63%, 07/15/19...........         629,850
     225,000   Williams Companies, Inc.,
                 7.75%, 06/15/31...........         236,813
                                             --------------
                                                  3,543,341
                                             --------------
               OIL, COAL AND GAS -- 1.2%
     840,000   Amerada Hess Corp.,
                 7.30%, 08/15/31...........         940,018
   2,480,000   Amerada Hess Corp.,
                 7.13%, 03/15/33...........       2,735,638
     295,000   Anadarko Finance Company,
                 Series B,
                 7.50%, 05/01/31...........         366,664
     255,000   Chesapeake Energy Corp. --
                 144A,
                 6.38%, 06/15/15...........         263,288
   2,500,000   Conoco Funding Company,
                 6.35%, 10/15/11...........       2,794,327
   1,625,000   Devon Energy Corp.,
                 7.95%, 04/15/32...........       2,083,070
     435,000   Devon Financing Corp. ULC,
                 7.88%, 09/30/31...........         549,435
     610,000   El Paso Production Holding
                 Company,
                 7.75%, 06/01/13...........         642,025
   2,160,000   EnCana Corp.,
                 4.75%, 10/15/13...........       2,147,299
     700,000   EnCana Corp.,
                 6.50%, 08/15/34...........         771,114
   1,225,000   Enterprise Products
                 Operating LP -- 144A,
                 4.00%, 10/15/07...........       1,222,806
     950,000   Gazprom OAO,
                 9.63%, 03/01/13...........       1,131,165
   1,710,000   Gazprom OAO -- 144A,
                 9.63%, 03/01/13...........       2,026,350
     600,000   Hanover Equipment Trust,
                 Series B,
                 8.75%, 09/01/11...........         654,000
     505,000   Occidental Petroleum,
                 8.45%, 02/15/29...........         686,154
     700,000   Suncor Energy, Inc.,
                 5.95%, 12/01/34...........         736,474
                                             --------------
                                                 19,749,827
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
     735,000   Georgia-Pacific Corp.,
                 8.00%, 01/15/24...........         856,275
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PHARMACEUTICALS -- 0.3%
$  1,100,000   Bristol-Myers Squibb,
                 6.88%, 08/01/97...........  $    1,267,019
     815,000   Elan Finance PLC/Elan
                 Finance Corp. -- 144A
                 (Brazil),
                 7.75%, 11/15/11...........         872,050
     865,000   Merck & Company, Inc.,
                 5.95%, 12/01/28...........         898,168
   1,685,000   Wyeth,
                 6.50%, 02/01/34...........       1,803,782
                                             --------------
                                                  4,841,019
                                             --------------
               PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                 VEHICLES -- 0.3%
   4,329,260   Daimler Chrysler Auto Trust,
                 Series 2001-C, Class A4,
                 4.63%, 12/06/06...........       4,353,046
                                             --------------
               PRIVATE ASSET BACKED: BANKS -- 0.3%
   5,174,564   Bank of America Alternative
                 Loan Trust, Series 2004-7,
                 Class 4A1,
                 5.00%, 08/25/19...........       5,239,499
                                             --------------
               PRIVATE ASSET BACKED: CREDIT CARDS -- 3.2%
  12,075,000   Chase Issuance Trust, Series
                 2004-A9, Class A9,
                 3.22%, 06/15/10...........      11,998,131
  14,950,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A1, Class A1,
                 2.55%, 01/20/09...........      14,704,945
  14,850,000   Citibank Credit Card
                 Issuance Trust, Series
                 2004-A4, Class A4,
                 3.20%, 08/24/09...........      14,718,008
  11,500,000   MBNA Credit Card Master Note
                 Trust, Series 2003-A6,
                 Class A6,
                 2.75%, 10/15/10...........      11,157,443
                                             --------------
                                                 52,578,527
                                             --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 1.0%
   7,480,000   Greenwich Capital Commercial
                 Funding Corp.,
                 Series 2004-GG1, Class A4,
                 4.76%, 06/10/36...........       7,651,089
   5,397,447   Morgan Stanley Capital I,
                 Series 1998-WF1, Class A2,
                 6.55%, 03/15/30...........       5,760,775
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class
                 A2,
                 6.53%, 03/15/31...........       3,236,757
                                             --------------
                                                 16,648,621
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 6.9%
$  1,695,287   Bear Stearns Commercial
                 Mortgage Securities,
                 Series 2001, Class A1,
                 6.08%, 02/15/35...........  $    1,778,748
   7,670,000   Chase Commercial Mortgage
                 Securities Corp., Series
                 2000-3, Class A2,
                 7.32%, 10/15/32...........       8,768,392
  12,725,000   Countrywide Asset-Backed
                 Certificates, Series
                 2004-13, Class AV4,
                 Floating Rate,
                 2.71%, 06/25/35(c)........      12,724,999
   4,875,000   DLJ Commercial Mortgage
                 Corp., Series 2000-CKP1,
                 Class A1B,
                 7.18%, 11/10/33...........       5,529,630
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc.,
                 Series 1999-C2, Class A2,
                 6.95%, 09/15/33...........       6,807,030
   7,715,596   GMAC Commercial Mortgage
                 Securities, Inc.,
                 Series 1999-C3, Class A2,
                 7.18%, 08/15/36...........       8,619,821
  12,737,013   GSR Mortgage Loan Trust,
                 Series 2003-13, Class 1A1,
                 4.52%, 10/25/33...........      12,475,384
   6,650,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIB2, Class
                 A3,
                 6.43%, 04/15/35...........       7,388,000
   9,475,000   JP Morgan Chase Commercial
                 Mortgage Securities Corp.,
                 Series 2001-CIBC, Class
                 A3,
                 6.26%, 03/15/33...........      10,419,379
   7,425,000   LB Commercial Conduit
                 Mortgage Trust,
                 Series 1998-C4, Class A1B,
                 6.21%, 10/15/35...........       7,971,997
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3,
                 Class A2,
                 7.95%, 01/15/10...........       8,015,690
   6,830,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C4,
                 Class A2,
                 7.37%, 08/15/26...........       7,808,134
   7,395,000   LB-UBS Commercial Mortgage
                 Trust, Series 2003-C7,
                 Class A3,
                 4.56%, 09/15/27...........       7,466,425
   8,060,000   LB-UBS Commercial Mortgage
                 Trust, Series 2004-C8,
                 Class A2,
                 4.20%, 12/15/29...........       8,083,994
                                             --------------
                                                113,857,623
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: OTHER -- 0.4%
$  6,426,823   Structured Asset Securities
                 Corp., Series 2003-AL2,
                 Class A,
                 3.36%, 01/25/31...........  $    6,131,556
                                             --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.6%
   8,000,000   Peco Energy Transition
                 Trust, Series 2000-A,
                 Class A4,
                 7.65%, 03/01/10...........       9,220,028
                                             --------------
               REAL ESTATE -- 0.2%
     510,000   EOP Operating LP,
                 4.75%, 03/15/14...........         494,263
   2,315,000   EOP Operating LP,
                 7.50%, 04/19/29...........       2,691,517
                                             --------------
                                                  3,185,780
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11...........       1,008,495
   2,300,000   Developers Diversified
                 Realty Corp.,
                 3.88%, 01/30/09...........       2,259,147
   4,135,000   Rouse Company,
                 5.38%, 11/26/13...........       3,973,789
                                             --------------
                                                  7,241,431
                                             --------------
               RESEARCH AND DEVELOPMENT -- 0.0%
     530,000   Bio-Rad Laboratories,
                 Inc. -- 144A,
                 6.13%, 12/15/14...........         536,625
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     175,000   Fisher Scientific
                 International,
                 Inc. -- 144A,
                 6.75%, 08/15/14...........         188,563
                                             --------------
               SEMICONDUCTORS -- 0.0%
     125,000   Freescale Semiconductor,
                 Inc.,
                 6.88%, 07/15/11...........         134,688
     245,000   Freescale Semiconductor,
                 Inc., Floating Rate,
                 4.82%, 07/15/09(b)........         256,331
     320,000   MagnaChip Semiconductor,
                 Ltd. -- 144A, Floating
                 Rate,
                 5.26%, 12/15/11(b)........         330,400
                                             --------------
                                                    721,419
                                             --------------
               SPECIAL PURPOSE ENTITY -- 0.2%
   1,000,000   California Preferred Fund
                 Trust,
                 7.00%, perpetual..........       1,042,838
   1,600,000   New York Life Global
                 Funding -- 144A,
                 3.88%, 01/15/09...........       1,592,718
     405,000   Rainbow National Services
                 LLC -- 144A,
                 8.75%, 09/01/12...........         446,513
                                             --------------
                                                  3,082,069
                                             --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.4%
$  2,175,000   BellSouth Corp.,
                 4.20%, 09/15/09...........  $    2,182,984
     775,000   BellSouth Corp.,
                 6.55%, 06/15/34...........         847,357
      80,000   British Telecom PLC,
                 Variable Rate,
                 8.88%, 12/15/30(m)........         107,444
     550,000   Cincinnati Bell, Inc.,
                 8.38%, 01/15/14(d)........         559,625
     860,000   Citizens Communications
                 Company,
                 6.25%, 01/15/13...........         870,750
     875,000   Deutsche Telekom
                 International Corp.,
                 Variable Rate,
                 8.25%, 06/15/05(m)........         895,490
     358,000   MCI, Inc.,
                 6.91%, 05/01/07...........         367,398
     258,000   MCI, Inc.,
                 6.69%, 05/01/09...........         267,675
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29...........       2,845,803
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29...........       1,174,423
     605,000   Nextel Communications, Inc.,
                 5.95%, 03/15/14...........         629,200
     535,000   Qwest Communications
                 International -- 144A,
                 7.50%, 02/15/14...........         543,025
   2,310,000   Qwest Corp. -- 144A,
                 7.88%, 09/01/11...........       2,517,900
     400,000   Qwest Corp. -- 144A,
                 9.13%, 03/15/12...........         464,000
     480,000   Rogers Wireless, Inc.
                 (Canada),
                 6.38%, 03/01/14...........         477,600
     350,000   Rogers Wireless,
                 Inc. -- 144A (Canada),
                 7.25%, 12/15/12...........         372,750
     130,000   Rogers Wireless,
                 Inc. -- 144A (Canada),
                 7.50%, 03/15/15...........         137,800
     645,000   SBC Communications, Inc.,
                 4.13%, 09/15/09...........         644,504
     255,000   SBC Communications, Inc.,
                 6.45%, 06/15/34...........         274,132
     950,000   Telecom Italia
                 Capital -- 144A,
                 4.00%, 01/15/10...........         932,511
     655,000   Telecom Italia
                 Capital -- 144A,
                 4.95%, 09/30/14...........         642,953
   2,785,000   Telecom Italia
                 Capital -- 144A,
                 6.00%, 09/30/34...........       2,732,071
     850,000   Telefonica Europe BV,
                 7.75%, 09/15/10...........         997,958

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$    155,000   Verizon Global Funding
                 Corp.,
                 7.75%, 12/01/30...........  $      193,320
     215,000   Verizon Maryland, Inc.,
                 5.13%, 06/15/33...........         193,542
   1,470,000   Vodafone Group PLC,
                 5.00%, 12/16/13...........       1,498,427
                                             --------------
                                                 23,370,642
                                             --------------
               TRANSPORTATION -- 0.2%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36...........       1,658,710
     765,000   Canadian National Railway
                 Company,
                 6.90%, 07/15/28...........         883,220
     540,000   OMI Corp. (Marshall Island),
                 7.63%, 12/01/13...........         580,500
     810,000   Overseas Shipholding Group,
                 7.50%, 02/15/24...........         830,250
                                             --------------
                                                  3,952,680
                                             --------------
               UTILITIES -- 0.1%
     325,000   National Waterworks, Inc.,
                 Series B,
                 10.50%, 12/01/12..........         367,250
     470,000   Orion Power Holdings, Inc.,
                 12.00%, 05/01/10..........         599,250
                                             --------------
                                                    966,500
                                             --------------
               UTILITIES: ELECTRIC -- 0.9%
     590,000   First Energy Corp., Series
                 C,
                 7.38%, 11/15/31...........         675,886
     224,753   Homer City Funding LLC,
                 8.73%, 10/01/26...........         262,960
   1,000,000   Midwest Generation LLC,
                 8.75%, 05/01/34...........       1,140,000
     315,000   Midwest Generation LLC,
                 Series B,
                 8.56%, 01/02/16...........         349,847
   2,725,000   Ohio Edison,
                 5.45%, 05/01/15...........       2,769,524
   1,482,000   Ontario Electricity Finance,
                 6.10%, 01/30/08...........       1,587,775
   1,940,000   Progress Energy, Inc.,
                 7.75%, 03/01/31...........       2,335,465
     160,000   Reliant Energy, Inc.,
                 9.25%, 07/15/10(d)........         179,200
     355,000   Reliant Energy, Inc.,
                 6.75%, 12/15/14...........         354,556
     300,000   SP PowerAssets,
                 Ltd. -- 144A,
                 5.00%, 10/22/13...........         304,954

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
$    600,000   Texas Genco LLC/Financing --
                 144A,
                 6.88%, 12/15/14...........  $      623,250
   3,750,000   TXU Corp. -- 144A,
                 4.80%, 11/15/09...........       3,760,747
                                             --------------
                                                 14,344,164
                                             --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $572,771,188).......     574,379,431
                                             --------------
               MUNICIPAL BONDS -- 0.1%
               CALIFORNIA
   1,575,000   California State Department
                 of Water Powersupply
                 Revenue Bond, Series E,
                 3.98%, 05/01/05
                 (Cost $1,574,964).........       1,579,946
                                             --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 2.9%
   9,700,000   AID-Israel,
                 5.50%, 09/18/23...........      10,164,543
  75,228,000   Mexican Fixed Rate Bonds,
                 Series M7,
                 8.00%, 12/24/08(l)........       6,552,590
  49,121,000   Mexican Fixed Rate Bonds,
                 Series MI7,
                 9.00%, 12/24/09(l)........       4,378,066
  16,795,000   New Zealand Government,
                 Series 415,
                 6.00%, 04/15/15(i)........      12,152,731
   1,480,000   Quebec Province,
                 5.00%, 07/17/09...........       1,547,529
   3,198,883   Republic of Colombia,
                 9.75%, 04/09/11...........       3,694,710
   2,295,000   United Mexican States,
                 8.38%, 01/14/11...........       2,701,215
   4,045,000   United Mexican States,
                 8.13%, 12/30/19...........       4,756,920
   2,385,000   United Mexican States,
                 8.00%, 09/24/22...........       2,757,060
                                             --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS (Cost
                 $45,328,200)..............      48,705,364
                                             --------------
               PREFERRED CORPORATE BONDS & NOTES -- 0.1%
               TELECOMMUNICATIONS EQUIPMENT
                 AND SERVICES
   2,000,000   TCI Communications
                 Financing III,
                 9.65%, 03/31/27 (Cost
                 $2,151,273)...............       2,323,092
                                             --------------

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SHORT TERM COMMERCIAL PAPER -- 0.7%
$  7,500,000   HBOS Treasury Services PLC,
                 2.04%, 01/26/05...........  $    7,489,375
   4,500,000   Santander Central Hispano
                 Finance (Delaware), Inc.,
                 2.01%, 01/14/05...........       4,496,734
                                             --------------
               TOTAL SHORT TERM COMMERCIAL
                 PAPER
                 (Cost $11,986,109)........      11,986,109
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.9%
  15,500,000   US Treasury Bill,
                 1.78%, 01/13/05
                 (Cost $15,490,824)........      15,490,824
                                             --------------
               SECURITIES LENDING COLLATERAL -- 21.6%
 357,709,666   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $357,709,666).......     357,709,666
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,171,881,538).....   2,180,919,786
                                             --------------
               REPURCHASE AGREEMENTS -- 2.8%
  46,075,207   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $46,082,425
                 (Collateralized by various
                 Fannie Maes, 2.92%, due
                 01/25/33-02/25/33, with a
                 total value of
                 $21,003,463, and various
                 Small Business
                 Administrations, 5.03% --
                 5.38%, due 07/25/16-
                 02/25/28, with a total
                 value of $27,378,967)
                 (Cost $46,075,207)........      46,075,207
                                             --------------
               SECURITIES SOLD SHORT -- (10.1)%
  20,200,000   Fannie Mae, TBA,
                 5.00%, 01/13/05...........     (20,042,198)
  43,500,000   Fannie Mae, TBA,
                 5.50%, 01/13/05...........     (44,166,072)
  21,400,000   Fannie Mae, TBA,
                 4.50%, 01/19/05...........     (21,333,125)
  23,200,000   Fannie Mae, TBA,
                 5.50%, 01/19/05...........     (23,975,762)
   3,100,000   Fannie Mae, TBA,
                 6.00%, 01/19/05...........      (3,248,218)
  16,300,000   Freddie Mac Gold, TBA,
                 5.50%, 01/13/05...........     (16,559,789)

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES SOLD SHORT (CONTINUED)
$ 23,700,000   Freddie Mac Gold, TBA,
                 6.00%, 01/13/05...........  $  (24,485,062)
  13,700,000   Government National Mortgage
                 Association, TBA,
                 5.50%, 01/20/05...........     (13,982,562)
                                             --------------
               TOTAL SECURITIES SOLD SHORT
                 (Proceeds $168,103,608)...    (167,792,788)
                                             --------------
               Total Investments -- 124.4%
                 (Cost $2,049,853,137).....   2,059,202,205
               Liabilities less other
                 assets -- (24.4)%.........    (403,834,320)
                                             --------------
               NET ASSETS -- 100.0%........  $1,655,367,885
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,050,735,894.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $16,686,024
    Gross unrealized depreciation...........   (8,219,713)
                                              -----------
    Net unrealized appreciation.............  $ 8,466,311
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 63.6%
              ADVERTISING -- 0.1%
      3,500   Interpublic Group of Companies,
                Inc.*........................  $     46,900
      4,350   Omnicom Group, Inc. ...........       366,792
                                               ------------
                                                    413,692
                                               ------------
              AEROSPACE AND DEFENSE -- 1.6%
     10,550   General Dynamics Corp. ........     1,103,530
      2,800   Goodrich Corp. ................        91,392
      2,250   L-3 Communications Holdings,
                Inc. ........................       164,790
     16,650   Lockheed Martin Corp. .........       924,908
      7,700   Northrop Grumman Corp. ........       418,572
     23,750   Raytheon Company...............       922,213
     41,100   The Boeing Company.............     2,127,746
     11,300   United Technologies Corp. .....     1,167,855
                                               ------------
                                                  6,921,006
                                               ------------
              AGRICULTURE -- 0.1%
      6,000   Monsanto Company...............       333,300
                                               ------------
              APPAREL: MANUFACTURING -- 0.5%
      7,350   Coach, Inc.*...................       414,540
      2,650   Jones Apparel Group, Inc. .....        96,911
      2,650   Liz Claiborne, Inc. ...........       111,857
     13,250   Nike, Inc. -- Class B..........     1,201,642
      2,200   Reebok International,
                Ltd.(d)......................        96,800
      6,150   VF Corp. ......................       340,587
                                               ------------
                                                  2,262,337
                                               ------------
              APPAREL: RETAIL -- 0.3%
     14,900   Limited Brands, Inc. ..........       342,998
     33,450   The Gap, Inc.(d)...............       706,464
                                               ------------
                                                  1,049,462
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.6%
     92,400   Ford Motor Company(d)..........     1,352,736
      5,100   General Motors Corp.(d)........       204,306
      6,750   Harley-Davidson, Inc. .........       410,063
      9,250   PACCAR, Inc.(d)................       744,440
                                               ------------
                                                  2,711,545
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      6,650   Genuine Parts Company..........       292,999
      4,200   Johnson Controls, Inc. ........       266,448
                                               ------------
                                                    559,447
                                               ------------
              BANKS -- 3.9%
      7,700   AmSouth Bancorp(d).............       199,430
     86,212   Bank of America Corp. .........     4,051,101
     12,500   BB&T Corp. ....................       525,625
      6,700   Comerica, Inc.(d)..............       408,834
      5,300   Fifth Third Bancorp............       250,584

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      1,300   First Horizon National
                Corp.(d).....................  $     56,043
      6,900   Golden West Financial Corp. ...       423,798
      5,450   Huntington Bancshares,
                Inc.(d)......................       135,051
     15,900   KeyCorp........................       539,010
      2,750   M&T Bank Corp. ................       296,560
      5,500   Marshall & Ilsley Corp. .......       243,100
     10,400   Mellon Financial Corp. ........       323,544
     23,950   National City Corp.(d).........       899,323
      9,950   North Fork Bancorp, Inc. ......       287,058
      1,950   Northern Trust Corp. ..........        94,731
      2,600   PNC Financial Services Group...       149,344
      8,684   Regions Financial Corp. .......       309,064
      3,200   Sovereign Bancorp, Inc.(d).....        72,160
      7,950   State Street Corp. ............       390,504
      7,200   SunTrust Banks, Inc. ..........       531,936
      2,850   Synovus Financial Corp. .......        81,453
     15,400   The Bank of New York Company,
                Inc. ........................       514,668
     40,482   US Bancorp.....................     1,267,896
     34,753   Wachovia Corp. ................     1,828,007
     36,100   Wells Fargo & Company..........     2,243,614
      1,850   Zions Bancorp..................       125,856
                                               ------------
                                                 16,248,294
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.7%
     48,600   Comcast Corp. -- Class A*......     1,617,408
      6,050   Gannett Company, Inc. .........       494,285
      9,550   McGraw-Hill Companies, Inc. ...       874,207
      1,050   Meredith Corp. ................        56,910
     45,000   The Walt Disney Company........     1,251,000
     97,050   Time Warner, Inc.*.............     1,886,652
      3,000   Tribune Company................       126,420
     24,850   Viacom, Inc. -- Class B........       904,292
                                               ------------
                                                  7,211,174
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
      2,500   Avery Dennison Corp. ..........       149,925
      4,000   Cintas Corp. ..................       175,440
      3,350   Ecolab, Inc.(d)................       117,686
     19,230   First Data Corp. ..............       818,043
      5,000   Fiserv, Inc.*..................       200,950
      3,400   Moody's Corp. .................       295,290
      8,700   Paychex, Inc. .................       296,496
      4,850   Robert Half International,
                Inc. ........................       142,736
                                               ------------
                                                  2,196,566
                                               ------------
              CHEMICALS -- 0.9%
      5,450   Air Products and Chemicals,
                Inc. ........................       315,937
      1,750   Ashland, Inc. .................       102,165

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
      2,150   Eastman Chemical Company.......  $    124,120
     22,300   EI du Pont de Nemours and
                Company......................     1,093,814
      2,650   Engelhard Corp. ...............        81,276
      2,500   International Flavors &
                Fragrances, Inc. ............       107,100
      9,600   PPG Industries, Inc. ..........       654,336
      5,100   Rohm and Haas Company..........       225,573
      2,300   Sigma-Aldrich Corp. ...........       139,058
     21,150   The Dow Chemical Company.......     1,047,136
                                               ------------
                                                  3,890,515
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
     23,150   Cendant Corp. .................       541,247
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.2%
      5,700   Adobe Systems, Inc. ...........       357,618
      3,050   Affiliated Computer Services,
                Inc. -- Class A*(d)..........       183,580
      8,500   Autodesk, Inc. ................       322,575
     13,200   Automatic Data Processing,
                Inc. ........................       585,420
     11,600   BMC Software, Inc.*............       215,760
      3,500   Citrix Systems, Inc.*..........        85,855
     13,000   Computer Associates
                International, Inc.(d).......       403,780
      4,600   Computer Sciences Corp.*.......       259,302
     21,300   Compuware Corp.*...............       137,811
      2,650   Electronic Arts, Inc.*.........       163,452
     11,350   Electronic Data Systems
                Corp. .......................       262,185
      4,500   Intuit, Inc.*..................       198,045
    239,650   Microsoft Corp. ...............     6,401,051
      2,200   NCR Corp.*.....................       152,306
    212,000   Oracle Corp.*..................     2,908,639
      8,700   PeopleSoft, Inc.*..............       230,376
     11,400   Siebel Systems, Inc.*..........       119,700
      7,200   SunGard Data Systems, Inc.*....       203,976
      9,150   Unisys Corp.*..................        93,147
     10,100   VERITAS Software Corp.*(d).....       288,355
                                               ------------
                                                 13,572,933
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
     20,000   Apple Computer, Inc.*..........     1,288,000
     91,850   Dell, Inc.*....................     3,870,558
     53,100   EMC Corp. (Massachusetts)*.....       789,597
      3,550   Gateway, Inc.*.................        21,336
     64,187   Hewlett-Packard Company........     1,346,001
     45,450   International Business Machines
                Corp. .......................     4,480,460
      2,950   Lexmark International Group,
                Inc.*........................       250,750
      8,000   Network Appliance, Inc.*.......       265,760

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
      5,550   Pitney Bowes, Inc. ............  $    256,854
    171,300   Sun Microsystems, Inc.*........       921,594
     34,750   Xerox Corp.*...................       591,098
                                               ------------
                                                 14,082,008
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      4,850   American Standard Companies,
                Inc.*........................       200,402
      1,150   Centex Corp. ..................        68,517
      9,500   Masco Corp. ...................       347,035
      2,200   Vulcan Materials Company.......       120,142
                                               ------------
                                                    736,096
                                               ------------
              CONSUMER GOODS AND SERVICES -- 6.1%
      2,400   Alberto-Culver Company -- Class
                B............................       116,568
     43,950   Altria Group, Inc. ............     2,685,344
      4,250   Avon Products, Inc. ...........       164,475
      5,950   Clorox Company.................       350,634
     11,850   Colgate-Palmolive Company......       606,246
     10,700   Eastman Kodak Company(d).......       345,075
     15,550   FedEx Corp. ...................     1,531,520
      3,250   Fortune Brands, Inc. ..........       250,835
    224,300   General Electric Company.......     8,186,949
     49,250   Gillette Company...............     2,205,415
     10,850   Kimberly-Clark Corp. ..........       714,039
      1,900   Leggett & Platt, Inc. .........        54,017
      6,600   Newell Rubbermaid, Inc.(d).....       159,654
     86,950   Procter & Gamble Company.......     4,789,205
      3,550   Reynolds American, Inc.(d).....       279,030
      4,150   The Black & Decker Corp.(d)....       366,570
      8,100   The Sherwin-Williams Company...       361,503
     24,050   United Parcel Service, Inc. --
                Class B......................     2,055,313
      6,450   UST, Inc. .....................       310,310
      1,900   Whirlpool Corp.(d).............       131,499
                                               ------------
                                                 25,664,201
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      2,600   Ball Corp. ....................       114,348
        900   Bemis Company, Inc. ...........        26,181
      3,550   Pactiv Corp.*..................        89,780
      2,250   Sealed Air Corp.*..............       119,857
                                               ------------
                                                    350,166
                                               ------------
              DISTRIBUTION -- 0.1%
      3,300   WW Grainger, Inc. .............       219,846
                                               ------------
              EDUCATION -- 0.1%
      4,350   Apollo Group, Inc. -- Class
                A*...........................       351,089
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 0.4%
     15,800   Emerson Electric Company.......  $  1,107,580
      4,550   Jabil Circuit, Inc.*...........       116,389
      4,750   Rockwell Collins, Inc. ........       187,340
        300   Sanmina-SCI Corp.*.............         2,541
      8,350   Solectron Corp.*...............        44,506
      2,900   Tektronix, Inc. ...............        87,609
                                               ------------
                                                  1,545,965
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     12,750   Waste Management, Inc. ........       381,735
                                               ------------
              FINANCIAL SERVICES -- 5.0%
     27,050   American Express Company.......     1,524,808
     12,650   Capital One Financial
                Corp.(d).....................     1,065,257
     11,350   CIT Group, Inc. ...............       520,057
    111,749   Citigroup, Inc. ...............     5,384,066
     11,950   Countrywide Financial Corp. ...       442,270
      8,900   E*TRADE Financial Corp.*.......       133,055
      2,800   Equifax, Inc. .................        78,680
     20,900   Fannie Mae.....................     1,488,288
      5,500   Franklin Resources, Inc. ......       383,075
     15,500   Freddie Mac....................     1,142,350
     11,000   Goldman Sachs Group, Inc. .....     1,144,440
      6,000   H&R Block, Inc. ...............       294,000
      9,900   Lehman Brothers Holdings,
                Inc. ........................       866,052
     27,500   MBNA Corp. ....................       775,225
     20,100   Merrill Lynch & Company,
                Inc. ........................     1,201,377
     23,900   Morgan Stanley.................     1,326,928
      6,050   Providian Financial Corp.*.....        99,644
     27,150   Prudential Financial, Inc. ....     1,492,163
      9,600   SLM Corp. .....................       512,544
      3,850   The Bear Stearns Companies,
                Inc. ........................       393,894
     18,950   Washington Mutual, Inc. .......       801,206
                                               ------------
                                                 21,069,379
                                               ------------
              FOOD AND BEVERAGE -- 2.3%
      7,000   Anheuser-Busch Companies,
                Inc. ........................       355,110
     13,900   Archer-Daniels-Midland
                Company......................       310,109
      1,200   Brown-Forman Corp. -- Class
                B............................        58,416
      9,250   Campbell Soup Company..........       276,483
     52,550   Coca-Cola Company..............     2,187,656
     10,300   Coca-Cola Enterprises, Inc. ...       214,755
     12,850   ConAgra Foods, Inc. ...........       378,433
      8,900   General Mills, Inc. ...........       442,419
      6,100   Hershey Foods Corp. ...........       338,794
      8,450   HJ Heinz Company...............       329,466
      9,250   Kellogg Company................       413,105
      3,600   McCormick & Company, Inc. .....       138,960
     50,700   PepsiCo, Inc. .................     2,646,539

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     17,350   Sara Lee Corp. ................  $    418,829
      5,950   The Pepsi Bottling Group,
                Inc. ........................       160,888
     11,700   Wm Wrigley Jr. Company.........       809,523
                                               ------------
                                                  9,479,485
                                               ------------
              INSURANCE -- 3.1%
      6,100   Ace, Ltd. .....................       260,775
      7,900   Aetna, Inc. ...................       985,524
     11,050   AFLAC, Inc. ...................       440,232
     14,750   Allstate Corp. ................       762,870
      2,700   Ambac Financial Group, Inc. ...       221,751
     55,653   American International Group,
                Inc. ........................     3,654,732
      6,950   Aon Corp. .....................       165,827
      9,850   Chubb Corp. ...................       757,465
      7,000   CIGNA Corp. ...................       570,990
      4,205   Cincinnati Financial Corp. ....       186,113
     10,950   Hartford Financial Services
                Group, Inc. .................       758,945
      5,550   Humana, Inc.*..................       164,780
      1,400   Jefferson-Pilot Corp. .........        72,744
      7,300   Lincoln National Corp. ........       340,764
     10,100   Loews Corp. ...................       710,030
      4,700   Marsh & McLennan Companies,
                Inc. ........................       154,630
      3,300   MBIA, Inc.(d)..................       208,824
     16,400   MetLife, Inc. .................       664,364
      2,650   MGIC Investment Corp. .........       182,612
      7,100   Principal Financial Group,
                Inc. ........................       290,674
      4,950   Progressive Corp. .............       419,958
      6,950   SAFECO Corp. ..................       363,068
      2,500   The St. Paul Travelers
                Companies, Inc. .............        92,675
      2,150   Torchmark Corp. ...............       122,851
      3,100   UnumProvident Corp. ...........        55,614
      3,300   XL Capital, Ltd. -- Class
                A(d).........................       256,245
                                               ------------
                                                 12,865,057
                                               ------------
              INTERNET SERVICES -- 1.6%
    142,600   Cisco Systems, Inc.*...........     2,752,180
     14,600   eBay, Inc.*....................     1,697,688
      8,000   Novell, Inc.*(d)...............        54,000
     32,100   Symantec Corp.*................       826,896
     31,500   YAHOO!, Inc.*..................     1,186,920
                                               ------------
                                                  6,517,684
                                               ------------
              LEISURE AND RECREATION -- 0.6%
      2,050   Brunswick Corp. ...............       101,475
     14,350   Carnival Corp. ................       826,990
      2,350   Harrah's Entertainment,
                Inc. ........................       157,192

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
      8,150   Hilton Hotels Corp. ...........  $    185,331
      8,900   International Game
                Technology...................       305,982
      8,700   Marriott International, Inc. --
                Class A......................       547,926
      5,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............       292,000
                                               ------------
                                                  2,416,896
                                               ------------
              MACHINERY -- 0.4%
      3,150   Caterpillar, Inc. .............       307,157
      1,700   Cummins, Inc. .................       142,443
      5,600   Deere & Company................       416,640
      1,900   Dover Corp. ...................        79,686
      4,000   Ingersoll-Rand Company, Ltd. --
                Class A......................       321,200
      4,300   Rockwell Automation, Inc. .....       213,065
                                               ------------
                                                  1,480,191
                                               ------------
              MANUFACTURING -- 1.5%
     25,500   3M Company.....................     2,092,784
      1,800   Cooper Industries,
                Ltd. -- Class A..............       122,202
      7,500   Danaher Corp. .................       430,575
      3,800   Eaton Corp. ...................       274,968
     18,450   Honeywell International,
                Inc. ........................       653,315
      6,700   Illinois Tool Works, Inc. .....       620,956
      2,250   ITT Industries, Inc. ..........       190,013
      2,850   Parker Hannifin Corp. .........       215,859
      3,200   Textron, Inc. .................       236,160
     43,250   Tyco International, Ltd. ......     1,545,755
                                               ------------
                                                  6,382,587
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.3%
        700   Express Scripts, Inc.*.........        53,508
      4,950   IMS Health, Inc. ..............       114,890
      3,200   Laboratory Corp. of America
                Holdings*....................       159,424
      3,550   Manor Care, Inc. ..............       125,777
      6,550   McKesson Corp. ................       206,063
      4,808   Medco Health Solutions,
                Inc.*........................       200,013
        950   Quest Diagnostics, Inc. .......        90,773
     29,650   UnitedHealth Group, Inc. ......     2,610,089
     15,550   WellPoint, Inc.*...............     1,788,249
                                               ------------
                                                  5,348,786
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.5%
      2,850   Allergan, Inc. ................       231,050
      1,600   Bausch & Lomb, Inc. ...........       103,136
      5,400   Baxter International, Inc. ....       186,516
     12,700   Becton, Dickinson and
                Company......................       721,360
      5,700   Biomet, Inc. ..................       247,323
     18,550   Boston Scientific Corp.*.......       659,453

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      2,600   CR Bard, Inc. .................  $    166,348
      2,800   Guidant Corp. .................       201,880
     95,200   Johnson & Johnson..............     6,037,583
     25,750   Medtronic, Inc. ...............     1,279,003
      8,100   St. Jude Medical, Inc.*........       339,633
      5,550   Zimmer Holdings, Inc.*.........       444,666
                                               ------------
                                                 10,617,951
                                               ------------
              METALS AND MINING -- 0.2%
      3,900   Nucor Corp.(d).................       204,126
      4,050   Phelps Dodge Corp. ............       400,626
      4,200   United States Steel Corp. .....       215,250
                                               ------------
                                                    820,002
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
     21,150   Dynegy, Inc. -- Class A*(d)....        97,713
     12,650   El Paso Corp. .................       131,560
      1,100   Kinder Morgan, Inc. ...........        80,443
     11,150   Williams Companies, Inc. ......       181,634
                                               ------------
                                                    491,350
                                               ------------
              OIL, COAL AND GAS -- 4.9%
      3,750   Amerada Hess Corp. ............       308,925
      9,300   Anadarko Petroleum Corp. ......       602,733
      7,514   Apache Corp. ..................       379,983
      7,450   Baker Hughes, Inc. ............       317,892
      3,600   BJ Services Company............       167,544
     21,300   Burlington Resources, Inc. ....       926,550
     61,450   ChevronTexaco Corp. ...........     3,226,739
     22,913   ConocoPhillips.................     1,989,535
     25,600   Devon Energy Corp. ............       996,352
      2,850   EOG Resources, Inc. ...........       203,376
    161,050   Exxon Mobil Corp. .............     8,255,422
      9,650   Halliburton Company............       378,666
      2,400   Kerr-McGee Corp. ..............       138,696
      7,450   Marathon Oil Corp. ............       280,195
      1,350   Nabors Industries, Ltd.*.......        69,242
      3,350   Noble Corp.*...................       166,629
      8,450   Occidental Petroleum Corp. ....       493,142
      7,600   Praxair, Inc. .................       335,540
      3,100   Sunoco, Inc. ..................       253,301
      3,600   Transocean, Inc.*..............       152,604
      5,600   Unocal Corp. ..................       242,144
     13,200   Valero Energy Corp. ...........       599,280
                                               ------------
                                                 20,484,490
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
      5,800   Georgia-Pacific Corp. .........       217,384
      4,550   International Paper Company....       191,100
      2,850   Louisiana-Pacific Corp. .......        76,209

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
      4,950   MeadWestvaco Corp. ............  $    167,756
      1,850   Plum Creek Timber Company,
                Inc. ........................        71,114
      1,300   Temple-Inland, Inc. ...........        88,920
      8,750   Weyerhauser Company............       588,175
                                               ------------
                                                  1,400,658
                                               ------------
              PHARMACEUTICALS -- 3.2%
     34,100   Abbott Laboratories............     1,590,764
      4,300   AmerisourceBergen Corp. .......       252,324
     43,600   Bristol-Myers Squibb Company...     1,117,032
      9,600   Cardinal Health, Inc.(d).......       558,240
     23,550   Caremark Rx, Inc.*.............       928,577
      9,650   Eli Lilly and Company..........       547,638
      8,350   Forest Laboratories,
                Inc.*(d).....................       374,581
      3,715   Hospira, Inc.*.................       124,453
      2,500   King Pharmaceuticals, Inc.*....        31,000
     48,200   Merck & Company, Inc. .........     1,549,147
    160,410   Pfizer, Inc. ..................     4,313,424
     31,750   Schering-Plough Corp. .........       662,940
     29,800   Wyeth..........................     1,269,182
                                               ------------
                                                 13,319,302
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
        800   Knight-Ridder, Inc. ...........        53,552
      3,300   New York Times Company -- Class
                A............................       134,640
      3,300   RR Donnelley & Sons Company....       116,457
                                               ------------
                                                    304,649
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
      3,850   Equity Office Properties
                Trust........................       112,112
        100   Equity Residential.............         3,618
      3,950   ProLogis.......................       171,154
      4,900   Simon Property Group, Inc. ....       316,883
                                               ------------
                                                    603,767
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.6%
     26,834   Amgen, Inc.*...................     1,721,400
      7,050   Biogen Idec, Inc.*.............       469,601
      2,150   Genzyme Corp.*.................       124,851
      9,900   Gilead Sciences, Inc.*.........       346,401
      1,050   Millipore Corp.*(d)............        52,301
                                               ------------
                                                  2,714,554
                                               ------------
              RETAIL -- 3.9%
      6,800   Bed Bath & Beyond, Inc.*.......       270,844
      7,450   Best Buy Company, Inc. ........       442,679
      8,900   Circuit City Stores, Inc. .....       139,196
     24,500   Costco Wholesale Corp. ........     1,186,044
      9,500   CVS Corp. .....................       428,165

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      3,900   Federated Department Stores,
                Inc. ........................  $    225,381
     82,650   Home Depot, Inc. ..............     3,532,460
     13,950   JC Penney Company, Inc.
                (Holding Company)............       577,530
      3,050   Kohl's Corp.*..................       149,969
     16,400   Lowe's Companies, Inc.(d)......       944,476
      6,650   May Department Stores Company..       195,510
      3,100   Nordstrom, Inc. ...............       144,863
     14,850   Office Depot, Inc.*............       257,796
      3,500   RadioShack Corp. ..............       115,080
     25,850   Staples, Inc. .................       871,404
     19,950   Target Corp. ..................     1,036,004
     11,600   TJX Companies, Inc.(d).........       291,508
      4,250   Toys "R" Us, Inc.*.............        86,998
     91,220   Wal-Mart Stores, Inc. .........     4,818,239
     21,950   Walgreen Company...............       842,222
                                               ------------
                                                 16,556,368
                                               ------------
              RETAIL: RESTAURANTS -- 0.8%
      3,900   Darden Restaurants, Inc. ......       108,186
     63,950   McDonald's Corp. ..............     2,050,237
     14,650   Starbucks Corp.*...............       913,574
      2,550   Wendy's International, Inc. ...       100,113
      6,450   YUM! Brands, Inc. .............       304,311
                                               ------------
                                                  3,476,421
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
      3,450   Albertson's, Inc.(d)...........        82,386
      5,150   SUPERVALU, Inc. ...............       177,778
      6,600   The Kroger Company*............       115,764
                                               ------------
                                                    375,928
                                               ------------
              RUBBER PRODUCTS -- 0.0%
      3,900   The Goodyear Tire & Rubber
                Company*.....................        57,174
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     11,000   Agilent Technologies, Inc.*....       265,100
      6,700   Applera Corp.-Applied
                Biosystems Group.............       140,097
      2,750   Fisher Scientific
                International, Inc.*.........       171,545
      1,100   Pall Corp.(d)..................        31,845
      2,450   PerkinElmer, Inc. .............        55,101
      9,250   Thermo Electron Corp.*.........       279,257
      2,650   Waters Corp.*..................       123,994
                                               ------------
                                                  1,066,939
                                               ------------
              SEMICONDUCTORS -- 1.5%
      8,450   Altera Corp.*..................       174,915
      8,400   Analog Devices, Inc. ..........       310,128

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     36,700   Applied Materials, Inc.*.......  $    627,570
      9,339   Freescale Semiconductor,
                Inc. -- Class B*.............       171,464
    137,850   Intel Corp. ...................     3,224,312
      4,800   KLA-Tencor Corp.*..............       223,584
      7,550   Linear Technology Corp. .......       292,638
      3,100   Maxim Integrated Products,
                Inc. ........................       131,409
      6,000   National Semiconductor
                Corp. .......................       107,700
     36,550   Texas Instruments, Inc. .......       899,861
                                               ------------
                                                  6,163,581
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.0%
     11,350   ALLTEL Corp. ..................       666,926
      6,760   AT&T Corp. ....................       128,846
     10,350   Avaya, Inc.*(d)................       178,020
     39,500   BellSouth Corp. ...............     1,097,705
      3,950   CenturyTel, Inc. ..............       140,107
      7,300   Citizens Communications
                Company......................       100,667
      3,850   Comverse Technology, Inc.*.....        94,133
     11,850   Corning, Inc.*.................       139,475
     91,850   Lucent Technologies,
                Inc.*(d).....................       345,356
     85,900   Motorola, Inc. ................     1,477,479
     25,600   Nextel Communications, Inc. --
                Class A*.....................       768,000
     35,050   QUALCOMM, Inc. ................     1,486,119
     16,500   Qwest Communications
                International, Inc.*.........        73,260
     71,000   SBC Communications, Inc. ......     1,829,669
      3,450   Scientific-Atlanta, Inc. ......       113,885
     31,050   Sprint Corp. (FON Group).......       771,593
     10,150   Tellabs, Inc.*.................        87,189
     78,950   Verizon Communications,
                Inc. ........................     3,198,264
                                               ------------
                                                 12,696,693
                                               ------------
              TOOLS -- 0.0%
      1,700   Snap-on, Inc. .................        58,412
      2,550   Stanley Works(d)...............       124,925
                                               ------------
                                                    183,337
                                               ------------
              TOYS -- 0.1%
      3,750   Hasbro, Inc. ..................        72,675
      9,750   Mattel, Inc. ..................       190,028
                                               ------------
                                                    262,703
                                               ------------
              TRANSPORTATION -- 0.3%
      9,100   Burlington Northern Santa Fe
                Corp. .......................       430,521
      5,300   CSX Corp. .....................       212,424
     14,750   Norfolk Southern Corp. ........       533,802

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
      1,250   Ryder System, Inc. ............  $     59,713
      5,050   Sabre Holdings Corp. -- Class
                A............................       111,908
                                               ------------
                                                  1,348,368
                                               ------------
              UTILITIES: ELECTRIC -- 1.6%
     25,350   AES Corp.*.....................       346,535
      1,850   Ameren Corp. ..................        92,759
      9,540   American Electric Power
                Company, Inc. ...............       327,604
      4,050   Cinergy Corp. .................       168,602
      5,800   Consolidated Edison, Inc.(d)...       253,750
      4,000   Constellation Energy Group,
                Inc. ........................       174,840
      2,850   Dominion Resources, Inc.
                (Virginia)...................       193,059
      3,350   DTE Energy Company.............       144,486
     48,400   Duke Energy Corp. .............     1,225,971
      7,600   Edison International...........       243,428
      4,950   Entergy Corp. .................       334,571
     14,300   Exelon Corp. ..................       630,200
      8,350   FirstEnergy Corp. .............       329,909
      4,250   FPL Group, Inc. ...............       317,688
      8,450   PG&E Corp.*....................       281,216
      2,150   Pinnacle West Capital Corp. ...        95,482
      7,050   PPL Corp. .....................       375,624
     16,050   Southern Company(d)............       537,995
      9,250   TXU Corp.(d)...................       597,179
      9,550   Xcel Energy, Inc. .............       173,810
                                               ------------
                                                  6,844,708
                                               ------------
              UTILITIES: GAS -- 0.1%
      4,550   KeySpan Corp. .................       179,498
      2,300   NiSource, Inc. ................        52,394
      9,200   Sempra Energy..................       337,456
                                               ------------
                                                    569,348
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $233,132,030)..........   267,160,980
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 9.0%
              US TREASURY BONDS -- 2.5%
$ 2,345,000   10.38%, 11/15/12(d)............     2,796,598
  1,150,000   12.00%, 08/15/13(d)............     1,482,512
  1,000,000   6.00%, 02/15/26................     1,145,821
  1,260,000   6.13%, 11/15/27................     1,471,986
  1,060,000   5.50%, 08/15/28................     1,147,616
  2,405,000   5.38%, 02/15/31(d).............     2,601,347
                                               ------------
                                                 10,645,880
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES (CONTINUED)
              US TREASURY NOTES -- 6.5%
$14,120,000   2.38%, 08/31/06................  $ 13,983,771
  4,130,000   2.50%, 09/30/06(d).............     4,095,638
  4,370,000   2.50%, 10/31/06................     4,330,569
  4,280,000   3.00%, 11/15/07(d).............     4,254,924
    545,000   3.50%, 12/15/09(d).............       542,531
                                               ------------
                                                 27,207,433
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $38,048,417)...........    37,853,313
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 16.1%
              FANNIE MAE -- 10.5%
    300,000   1.75%, 06/16/06................       294,284
  2,225,000   2.71%, 01/30/07................     2,200,957
  1,355,000   2.35%, 04/05/07................     1,327,409
    520,000   3.13%, 03/16/09................       505,776
     40,000   6.63%, 09/15/09................        44,708
  1,160,000   5.50%, 07/18/12................     1,174,138
    700,000   4.75%, 02/21/13................       696,940
    352,718   PL# 252345, 6.00%,
                03/01/14(e)..................       370,501
    307,513   PL# 254346, 6.50%, 06/01/32....       322,868
    181,523   PL# 255069, 5.00%, 01/01/34....       180,515
    372,682   PL# 255225, 5.50%,
                06/01/34(e)..................       378,689
    119,366   PL# 255269, 5.50%,
                07/01/34(e)..................       121,290
  1,200,119   PL# 255452, 5.50%,
                10/01/19(e)..................     1,241,484
    234,067   PL# 323842, 5.50%,
                07/01/14(e)..................       242,643
    654,689   PL# 357414, 4.00%, 07/01/18....       640,528
    300,992   PL# 406815, 7.00%, 07/01/28....       319,616
    277,732   PL# 535675, 7.00%, 01/01/16....       294,551
        983   PL# 549906, 7.50%, 09/01/30....         1,054
      3,893   PL# 552549, 7.50%, 09/01/30....         4,173
    775,293   PL# 555034, 6.00%,
                09/01/17(e)..................       813,116
     30,482   PL# 555455, 6.00%, 04/01/18....        31,969
      9,969   PL# 555514, 6.00%, 11/01/17....        10,456
    473,802   PL# 555531, 5.50%,
                06/01/33(e)..................       481,569
      1,295   PL# 558384, 7.50%, 01/01/31....         1,388
     96,863   PL# 566031, 6.00%, 03/01/16....       101,594
      4,236   PL# 568677, 7.50%, 01/01/31....         4,540
      3,648   PL# 572762, 7.50%, 03/01/31....         3,910
     23,642   PL# 575334, 6.00%, 04/01/16....        24,796
     38,629   PL# 577523, 6.00%, 05/01/16....        40,516
     12,029   PL# 578769, 6.00%, 05/01/16....        12,617
    167,083   PL# 579234, 6.00%, 04/01/16....       175,244
      5,222   PL# 581450, 6.50%, 06/01/31....         5,486
     20,648   PL# 582178, 7.50%, 06/01/31....        22,129
     85,193   PL# 582491, 6.00%, 05/01/16....        89,354
      5,112   PL# 589433, 6.50%, 07/01/31....         5,368
     13,627   PL# 594316, 6.50%, 07/01/31....        14,310
      2,676   PL# 602859, 6.50%, 10/01/31....         2,810
     68,821   PL# 614924, 7.00%, 12/01/16....        72,985

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    30,694   PL# 618454, 5.50%,
                12/01/16(e)..................  $     31,782
      6,463   PL# 620174, 6.50%, 12/01/31....         6,786
    142,925   PL# 627256, 6.50%, 03/01/32....       150,061
     74,218   PL# 629167, 6.50%, 08/01/32....        77,924
    300,970   PL# 635164, 6.50%, 08/01/32....       315,998
     66,030   PL# 643361, 6.00%, 07/01/17....        69,252
    176,367   PL# 650296, 6.50%, 08/01/32....       185,173
    333,295   PL# 693252, 6.50%, 03/01/33....       349,741
     44,218   PL# 701353, 5.50%,
                04/01/18(e)..................        45,761
    183,337   PL# 725174, 5.50%,
                01/01/19(e)..................       189,692
  3,342,696   PL# 725232, 5.00%,
                03/01/34(e)..................     3,324,133
    305,811   PL# 725418, 6.50%, 05/01/34....       321,128
    705,477   PL# 725464, 6.00%, 04/01/19....       740,798
    468,066   PL# 725551, 5.50%,
                06/01/19(e)..................       484,290
    917,808   PL# 725603, 5.50%, 07/01/19....       949,621
    371,006   PL# 727361, 5.00%, 08/01/18....       377,415
  2,000,000   PL# 739339, 5.50%, 09/01/18....     2,069,323
    148,508   PL# 740491, 6.00%, 10/01/18....       155,746
     45,861   PL# 744714, 4.50%,
                10/01/18(e)..................        45,832
     94,347   PL# 748975, 4.00%, 10/01/18....        92,306
    517,149   PL# 749105, 4.50%,
                10/01/18(e)..................       516,829
    642,353   PL# 770052, 4.50%,
                03/01/19(e)..................       640,912
    152,704   PL# 772962, 5.50%,
                05/01/34(e)..................       155,166
  1,185,251   PL# 773068, 5.50%,
                03/01/34(e)..................     1,204,356
     91,121   PL# 773100, 5.50%,
                04/01/34(e)..................        92,590
    483,211   PL# 773177, 5.50%,
                06/01/34(e)..................       490,999
    468,643   PL# 773385, 5.50%,
                05/01/34(e)..................       476,197
    217,187   PL# 773589, 5.50%,
                07/01/34(e)..................       220,688
    745,617   PL# 777336, 4.50%,
                04/01/19(e)..................       743,945
     48,504   PL# 779556, 5.50%,
                06/01/34(e)..................        49,286
    868,362   PL# 780899, 5.50%,
                05/01/34(e)..................       882,360
    449,101   PL# 786388, 5.50%,
                07/01/34(e)..................       456,340
    496,580   PL# 788262, 5.50%,
                07/01/34(e)..................       504,585
    698,055   PL# 791674, 6.00%, 09/01/17....       732,149
    111,703   PL# 792083, 6.50%, 10/01/34....       117,216
    525,863   PL# 793193, 5.50%, 07/01/19....       543,988
    700,000   TBA, 4.00%, 01/01/20...........       683,375
    600,000   TBA, 4.50%, 01/01/20...........       598,125
  3,200,000   TBA, 5.00%, 01/01/20...........     3,251,002
  1,500,000   TBA, 4.56%, 12/01/34...........     1,511,250
    700,000   TBA, 4.50%, 01/01/35...........       676,593
    800,000   TBA, 5.00%, 01/01/35...........       793,750
    100,000   TBA, 5.50%, 01/01/35...........       101,531
  4,400,000   TBA, 6.00%, 01/01/35...........     4,549,874
  2,000,000   TBA, 6.50%, 01/01/35...........     2,097,500
                                               ------------
                                                 44,349,649
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC -- 0.6%
$    60,000   3.88%, 11/10/08................  $     60,131
    410,000   3.88%, 01/12/09................       408,685
  1,230,000   4.13%, 02/24/11................     1,212,666
    695,000   Series MTN, 3.01%, 04/19/07....       690,543
                                               ------------
                                                  2,372,025
                                               ------------
              FREDDIE MAC GOLD -- 2.2%
  2,700,000   4.50%, 12/16/10................     2,700,909
    261,749   PL# A12447, 6.00%,
                08/01/33(e)..................       270,591
    220,881   PL# A12800, 5.50%, 08/01/33....       224,665
    487,537   PL# B13607, 4.50%,
                04/01/19(e)..................       486,363
    471,182   PL# B14156, 4.00%, 05/01/19....       461,135
    481,176   PL# B14794, 4.50%,
                06/01/19(e)..................       480,017
    531,786   PL# C01623, 5.50%,
                09/01/33(e)..................       540,895
     50,703   PL# C64741, 7.00%, 03/01/32....        53,753
    496,395   PL# C75655, 6.00%,
                01/01/33(e)..................       513,646
    189,159   PL# E90827, 5.50%, 08/01/17....       195,674
      9,726   PL# G01309, 7.00%, 08/01/31....        10,311
     97,915   PL# G01315, 7.00%, 09/01/31....       103,837
    245,732   PL# G01391, 7.00%, 04/01/32....       260,595
    372,206   PL# M80813, 4.00%, 04/01/10....       370,822
  1,000,000   TBA, 5.50%, 01/01/20...........     1,032,812
    600,000   TBA, 6.00%, 01/01/35...........       619,875
  1,100,000   TBA, 5.00%, 01/01/35...........     1,092,438
                                               ------------
                                                  9,418,338
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.3%
    287,558   PL# 3161, 6.50%, 11/20/31......       302,429
      9,677   PL# 461836, 7.00%, 01/15/28....        10,304
     35,472   PL# 480112, 6.00%, 04/15/29....        36,878
     31,735   PL# 499445, 6.00%, 04/15/29....        32,992
     44,619   PL# 552851, 6.00%, 10/15/32....        46,312
    103,347   PL# 555581, 7.00%, 10/15/31....       109,878
     98,083   PL# 578249, 6.00%, 10/15/32....       101,805
    297,321   PL# 590257, 6.00%, 10/15/32....       308,605
    100,010   PL# 594411, 6.50%, 09/15/32....       105,402
      2,941   PL# 596647, 7.00%, 09/15/32....         3,127
    169,549   PL# 607183, 6.00%, 11/15/33....       175,888
    192,190   PL# 616026, 6.00%, 10/15/33....       199,376
    857,686   PL# 625651, 5.50%,
                01/15/34(e)..................       876,699
    185,322   PL# 629348, 5.50%,
                02/15/34(e)..................       189,430
     88,645   PL# 780914, 6.00%, 11/15/28....        92,228
    304,299   PL# 781328, 7.00%, 09/15/31....       323,611
  1,368,242   PL# 80916, 3.75%, 05/20/34.....     1,349,838
  1,100,000   TBA, 5.50%, 01/01/35...........     1,122,688
                                               ------------
                                                  5,387,490
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.1%
$   600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............  $    654,297
    390,129   Fannie Mae, Series 1999-7,
                Class AB, 6.00%,
                03/25/29.....................       403,327
    365,000   Fannie Mae, Series 2002-81,
                Class BR, 5.25%,
                04/25/25.....................       373,895
    430,000   Fannie Mae, Series 2004-101,
                Class AR,
                5.50%, 01/25/35..............       448,813
    601,746   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       613,974
    730,000   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       751,448
    325,000   Freddie Mac, Series 2550, Class
                QP,
                5.00%, 03/15/26..............       328,564
    602,485   Freddie Mac, Series 2825, Class
                VP,
                5.50%, 06/15/15..............       623,866
    426,913   Freddie Mac, Series 2877, Class
                PA,
                5.50%, 07/15/33..............       440,328
                                               ------------
                                                  4,638,512
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.3%
    472,946   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       483,410
    637,152   Small Business Administration,
                Series 2004-P10A,
                4.50%, 02/10/14..............       633,403
                                               ------------
                                                  1,116,813
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       127,526
    250,000   Zero coupon, 10/15/18..........       125,603
                                               ------------
                                                    253,129
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $67,141,801).................    67,535,956
                                               ------------
              CORPORATE BONDS AND NOTES -- 12.0%
              AEROSPACE AND DEFENSE -- 0.3%
     35,000   B/E Aerospace,
                8.50%, 10/01/10..............        38,675
    190,000   Lockheed Martin Corp.,
                7.65%, 05/01/16..............       233,258
     80,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............       109,798
    110,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       134,019

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AEROSPACE AND DEFENSE (CONTINUED)
$   220,000   Northrop Grumman Corp.,
                4.08%, 11/16/06..............  $    222,322
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       103,415
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        25,688
    720,000   RC Trust I,
                7.00%, 05/15/06..............       379,575
                                               ------------
                                                  1,246,750
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     60,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............        66,901
     25,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        24,968
    150,000   Daimler Chrysler NA Holding,
                Series MTND, Floating Rate,
                2.94%, 09/10/07(b)...........       150,607
                                               ------------
                                                    242,476
                                               ------------
              BANKS -- 2.2%
    400,000   American Express Bank FSB,
                Series BKNT, Floating Rate,
                2.49%, 11/21/07(c)...........       400,164
    250,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............       254,242
    155,000   Bank of America Corp.,
                3.88%, 01/15/08..............       156,320
    175,000   Bank of America Corp.,
                3.25%, 08/15/08..............       172,160
      5,000   Bank of America Corp.,
                7.80%, 02/15/10..............         5,821
     80,000   Bank of America Corp.,
                4.38%, 12/01/10..............        80,342
     45,000   Bank of America Corp.,
                5.38%, 06/15/14..............        47,048
    325,000   Bank One Corp.,
                6.00%, 08/01/08..............       348,121
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       194,895
    600,000   DEPFA ACS Bank,
                3.63%, 10/29/08..............       596,249
    190,000   FleetBoston Financial Corp.,
                3.85%, 02/15/08..............       191,020
    260,000   HBOS Treasury Services
                PLC -- 144A,
                3.75%, 09/30/08..............       259,791
    575,000   HSBC Bank USA, Series BKNT,
                Floating Rate,
                2.59%, 09/21/07(b)...........       575,695
    175,000   JP Morgan Chase & Company,
                5.35%, 03/01/07..............       181,744
     50,000   JP Morgan Chase & Company,
                5.25%, 05/30/07..............        52,009

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$    75,000   JP Morgan Chase & Company,
                3.63%, 05/01/08..............  $     74,526
     50,000   JP Morgan Chase & Company,
                3.50%, 03/15/09..............        49,036
     85,000   JP Morgan Chase & Company,
                Floating Rate,
                2.75%, 10/02/09(b)...........        85,217
    250,000   National City Bank, Series
                BKNT, Floating Rate,
                2.67%, 06/29/09(b)...........       250,153
    115,000   RBS Capital Trust I,
                Variable Rate,
                4.71%, perpetual(a)..........       112,226
    300,000   State Street Bank & Trust,
                Series CD1, Floating Rate,
                2.41%, 12/11/06(b)...........       299,820
    290,000   SunTrust Banks, Inc.,
                3.63%, 10/15/07..............       289,510
    150,000   SunTrust Banks, Inc.,
                4.00%, 10/15/08..............       151,514
    215,000   SunTrust Banks, Inc.,
                4.42%, 06/15/09..............       218,113
    250,000   Swedish Export Credit,
                2.88%, 01/26/07..............       247,615
    100,000   UBS Preferred Funding Trust I,
                Variable Rate,
                8.62%, perpetual(a)..........       120,342
     50,000   US Bancorp, Series MTNN,
                3.95%, 08/23/07..............        50,512
    475,000   US Bank NA,
                2.87%, 02/01/07..............       471,123
    275,000   US Bank NA,
                2.40%, 03/12/07..............       270,003
    275,000   US Bank NA, Series BKNT,
                Floating Rate,
                2.59%, 10/01/07(b)...........       275,200
    115,000   Wachovia Corp.,
                3.63%, 02/17/09..............       113,784
  1,025,000   Wells Fargo & Company,
                4.00%, 08/15/08..............     1,032,713
    625,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       628,245
    200,000   Wells Fargo & Company,
                Floating Rate,
                2.61%, 09/28/07(b)...........       200,193
    725,000   Wells Fargo & Company,
                Floating Rate,
                2.59%, 09/15/09(b)...........       725,101
    100,000   Wells Fargo Bank NA, Series
                BKNT, Variable Rate,
                7.80%, 06/15/10(a)...........       102,104
                                               ------------
                                                  9,282,671
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.6%
$   170,000   Charter Communications Holdings
                LLC,
                10.75%, 10/01/09.............  $    155,550
    465,000   Comcast Cable Communications,
                Inc.,
                6.75%, 01/30/11..............       522,845
     30,000   Comcast Corp.,
                5.50%, 03/15/11..............        31,750
     50,000   Cox Communications, Inc.,
                7.75%, 11/01/10..............        57,343
    200,000   Cox Communications, Inc. --
                144A,
                4.63%, 01/15/10..............       199,760
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        43,400
     70,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12(d)...........        72,450
     60,000   EchoStar DBS Corp. -- 144A,
                6.63%, 10/01/14..............        61,050
     20,000   News America Holdings,
                7.63%, 11/30/28..............        23,821
     75,000   News America, Inc.,
                7.30%, 04/30/28..............        86,195
    175,000   News America, Inc.,
                7.28%, 06/30/28..............       200,593
    100,000   News America, Inc. -- 144A,
                5.30%, 12/15/14..............       101,374
     10,000   Rogers Cable, Inc. -- 144A
                (Canada),
                6.75%, 03/15/15..............        10,275
     83,000   TCI Communications, Inc.,
                7.88%, 08/01/13..............        99,677
     35,000   TCI Communications, Inc.,
                8.75%, 08/01/15..............        44,723
    110,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............       135,464
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       410,733
     50,000   Walt Disney Company, Series
                MTNB,
                6.20%, 06/20/14..............        55,450
                                               ------------
                                                  2,312,453
                                               ------------
              CHEMICALS -- 0.0%
     60,000   Crown Euro Holdings SA
                (France),
                9.50%, 03/01/11..............        68,700
     45,000   Nalco Company,
                7.75%, 11/15/11..............        48,825
                                               ------------
                                                    117,525
                                               ------------
              FINANCIAL SERVICES -- 2.2%
    130,000   Associates Corp. NA,
                6.25%, 11/01/08..............       141,040
    375,000   Citigroup, Inc.,
                3.50%, 02/01/08..............       373,597

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,565,000   Citigroup, Inc.,
                3.63%, 02/09/09(d)...........  $  1,553,041
    100,000   Citigroup, Inc.,
                6.20%, 03/15/09..............       108,785
    700,000   Citigroup, Inc., Floating Rate,
                2.59%, 06/09/09(b)...........       701,939
     30,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............        32,400
    710,000   Eksportfinans ASA, Series MTN,
                3.38%, 01/15/08..............       706,841
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       188,700
    995,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............     1,011,465
    610,000   General Electric Capital Corp.,
                Series MTNA,
                3.60%, 10/15/08..............       603,860
     60,000   General Electric Capital Corp.,
                Series MTNA,
                4.38%, 11/21/11..............        59,732
    650,000   General Electric Capital Corp.,
                Series MTNA, Floating Rate,
                2.22%, 07/28/08(b)...........       651,223
    420,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       420,416
    175,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       183,445
    100,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11..............       102,616
     25,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        25,769
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        52,819
    325,000   Household Finance Corp.,
                6.50%, 11/15/08..............       353,765
    125,000   Household Finance Corp.,
                4.13%, 12/15/08..............       125,624
     50,000   Household Finance Corp.,
                7.00%, 05/15/12..............        57,182
    390,000   Household Finance Corp.,
                6.38%, 11/27/12..............       431,580
    100,000   HSBC Finance Corp.,
                6.75%, 05/15/11..............       112,369
     55,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............        60,134
    400,000   Nationwide Building Society --
                144A,
                3.50%, 07/31/07..............       398,427
     45,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............        49,500
    375,000   SLM Corp.,
                4.00%, 01/15/10..............       372,516

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    60,000   SLM Corp., Series MTNA,
                3.63%, 03/17/08..............  $     59,757
    220,000   TIAA Global Markets -- 144A,
                3.88%, 01/22/08..............       221,522
    175,000   USAA Capital Corp. -- 144A,
                Series MTNB,
                4.00%, 12/10/07..............       177,121
                                               ------------
                                                  9,337,185
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
    195,000   Diageo Capital PLC,
                3.38%, 03/20/08..............       193,298
    125,000   General Mills, Inc.,
                5.13%, 02/15/07..............       128,404
                                               ------------
                                                    321,702
                                               ------------
              INSURANCE -- 0.5%
    225,000   Allstate Financial Global
                Funding -- 144A,
                6.15%, 02/01/06..............       232,020
    125,000   ASIF Global Financial
                XVIII -- 144A,
                3.85%, 11/26/07..............       125,563
    610,000   ASIF Global Financial
                XXIII -- 144A,
                3.90%, 10/22/08..............       610,265
    225,000   Berkshire Hathaway Finance
                Corp.,
                3.38%, 10/15/08..............       222,621
    195,000   Berkshire Hathaway Finance
                Corp. -- 144A,
                3.40%, 07/02/07..............       194,654
    150,000   Liberty Mutual Group -- 144A,
                5.75%, 03/15/14..............       147,728
     90,000   Marsh & McLennan Companies,
                Inc.,
                5.38%, 07/15/14..............        88,097
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............       103,826
    210,000   Protective Life Secured Trust,
                Series MTN,
                3.70%, 11/24/08..............       209,571
                                               ------------
                                                  1,934,345
                                               ------------
              LEISURE AND RECREATION -- 0.0%
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        25,750
     70,000   Wynn Las Vegas LLC/Capital
                Corp. -- 144A,
                6.63%, 12/01/14..............        69,650
                                               ------------
                                                     95,400
                                               ------------
              MANUFACTURING -- 0.0%
     50,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............        60,375
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES -- 0.0%
$    40,000   HCA, Inc.,
                5.50%, 12/01/09..............  $     40,056
    115,000   WellPoint, Inc. -- 144A,
                5.95%, 12/15/34..............       116,526
                                               ------------
                                                    156,582
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
     95,000   Boston Scientific Corp.,
                5.45%, 06/15/14..............        98,872
                                               ------------
              METALS AND MINING -- 0.0%
     20,000   International Steel Group,
                6.50%, 04/15/14..............        21,550
     33,000   Ispat Inland ULC,
                9.75%, 04/01/14..............        40,920
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        26,625
                                               ------------
                                                     89,095
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
    275,000   Consolidated Natural Gas,
                Series A,
                5.00%, 03/01/14..............       276,145
    100,000   El Paso Natural Gas,
                8.63%, 01/15/22..............       117,125
     60,000   Transcontinental Gas Pipe Line
                Corp., Series B,
                8.88%, 07/15/12..............        73,275
     60,000   Williams Companies, Inc.,
                7.63%, 07/15/19..............        66,300
     25,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        26,313
                                               ------------
                                                    559,158
                                               ------------
              OIL, COAL AND GAS -- 0.4%
     80,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............        89,526
    235,000   Amerada Hess Corp.,
                7.13%, 03/15/33..............       259,223
    130,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       161,581
     20,000   Chesapeake Energy
                Corp. -- 144A,
                6.38%, 06/15/15..............        20,650
    140,000   Conoco Funding Company,
                6.35%, 10/15/11..............       156,482
    100,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       128,189
     50,000   Devon Financing Corp. ULC,
                7.88%, 09/30/31..............        63,154
     50,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............        52,625
    230,000   EnCana Corp.,
                6.30%, 11/01/11..............       253,050

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   100,000   Enterprise Products Operating
                LP -- 144A,
                4.00%, 10/15/07..............  $     99,821
     75,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............        81,750
     75,000   Suncor Energy, Inc.,
                5.95%, 12/01/34..............        78,908
                                               ------------
                                                  1,444,959
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.0%
     70,000   Georgia-Pacific Corp.,
                8.00%, 01/15/24..............        81,550
                                               ------------
              PHARMACEUTICALS -- 0.1%
    125,000   Bristol-Myers Squibb,
                6.88%, 08/01/97..............       143,980
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11..............        80,250
     75,000   Merck & Company, Inc.,
                5.95%, 12/01/28..............        77,876
    110,000   Wyeth,
                6.50%, 02/01/34..............       117,754
                                               ------------
                                                    419,860
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 0.2%
    865,852   Daimler Chrysler Auto Trust,
                Series 2001-C, Class A4,
                4.63%, 12/06/06..............       870,609
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.1%
    483,785   Bank of America Alternative
                Loan Trust, Series 2004-7,
                Class 4A1,
                5.00%, 08/25/19..............       489,856
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.2%
  1,075,000   Chase Issuance Trust, Series
                2004-A9, Class A9,
                3.22%, 06/15/10..............     1,068,157
  1,250,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10(f)...........     1,217,786
  1,475,000   Citibank Credit Card Issuance
                Trust, Series 2004-A1, Class
                A1,
                2.55%, 01/20/09..............     1,450,822
  1,200,000   MBNA Credit Card Master Note
                Trust, Series 2004-A4, Class
                A4,
                2.70%, 09/15/09..............     1,180,632
                                               ------------
                                                  4,917,397
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.3%
$   740,000   Greenwich Capital Commercial
                Funding Corp., Series
                2004-GG1, Class A4,
                4.76%, 06/10/36..............  $    756,926
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       553,942
                                               ------------
                                                  1,310,868
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 2.0%
    322,912   Bear Stearns Commercial
                Mortgage Securities, Series
                2001, Class A1,
                6.08%, 02/15/35..............       338,809
    720,000   Chase Commercial Mortgage
                Securities Corp., Series
                2000-3, Class A2,
                7.32%, 10/15/32..............       823,108
  1,075,000   Countrywide Asset-Backed
                Certificates, Series 2004-13,
                Class AV4, Floating Rate,
                2.71%, 06/25/35(c)...........     1,075,000
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       996,151
    712,277   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C3, Class A2,
                7.18%, 08/15/36..............       795,752
  1,090,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                2000-C3, Class A2,
                6.96%, 09/15/35..............     1,232,820
    589,094   GS Mortgage Securities Corp.,
                Series 1998-C1, Class A3,
                6.14%, 10/18/30..............       627,378
    680,000   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2001-CIB2, Class A3,
                6.43%, 04/15/35..............       755,465
    605,000   LB-UBS Commercial Mortgage
                Trust, Series 2000-C4, Class
                A2,
                7.37%, 08/15/26..............       691,643
    900,000   LB-UBS Commercial Mortgage
                Trust, Series 2004-C6, Class
                A2,
                4.19%, 08/15/29..............       904,547
                                               ------------
                                                  8,240,673
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
  2,000,000   Peco Energy Transition Trust,
                Series 2000-A, Class A4,
                7.65%, 03/01/10..............     2,305,007
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE -- 0.0%
$    65,000   EOP Operating LP,
                4.75%, 03/15/14..............  $     62,994
     90,000   EOP Operating LP,
                7.50%, 04/19/29..............       104,638
                                               ------------
                                                    167,632
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    225,000   Developers Diversified Realty
                Corp.,
                3.88%, 01/30/09..............       221,004
    325,000   Rouse Company,
                5.38%, 11/26/13..............       312,329
                                               ------------
                                                    533,333
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.0%
     45,000   Bio-Rad Laboratories,
                Inc. -- 144A,
                6.13%, 12/15/14..............        45,563
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     15,000   Fisher Scientific
                International, Inc. -- 144A,
                6.75%, 08/15/14..............        16,163
                                               ------------
              SEMICONDUCTORS -- 0.0%
     10,000   Freescale Semiconductor, Inc.,
                6.88%, 07/15/11..............        10,775
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                4.82%, 07/15/09(b)...........        26,156
     25,000   MagnaChip Semiconductor,
                Ltd. -- 144A, Floating Rate,
                5.76%, 12/15/11(b)...........        25,813
                                               ------------
                                                     62,744
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
     35,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............        38,588
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
    350,000   BellSouth Corp.,
                4.20%, 09/15/09..............       351,284
     25,000   BellSouth Corp.,
                6.55%, 06/15/34..............        27,334
      5,000   British Telecom PLC,
                Variable Rate,
                8.88%, 12/15/30(m)...........         6,715
     50,000   Cincinnati Bell, Inc.,
                8.38%, 01/15/14(d)...........        50,875
     75,000   Citizens Communications
                Company,
                6.25%, 01/15/13..............        75,938
     75,000   Deutsche Telekom International
                Corp., Variable Rate,
                8.25%, 06/15/05(m)...........        76,756

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    25,000   France Telecom,
                9.25%, 03/01/31..............  $     33,990
     80,000   MCI, Inc.,
                6.91%, 05/01/07..............        82,100
     55,000   MCI, Inc.,
                6.69%, 05/01/09..............        57,063
     65,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............        78,714
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       254,256
     50,000   Nextel Communications, Inc.,
                5.95%, 03/15/14..............        52,000
     60,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............        60,900
    155,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............       168,950
     50,000   Qwest Corp. -- 144A,
                9.13%, 03/15/12..............        58,000
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        39,800
     30,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.25%, 12/15/12..............        31,950
     10,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.50%, 03/15/15..............        10,600
     65,000   SBC Communications, Inc.,
                4.13%, 09/15/09..............        64,950
     35,000   SBC Communications, Inc.,
                6.45%, 06/15/34..............        37,626
    285,000   Telecom Italia Capital -- 144A,
                6.00%, 09/30/34..............       279,584
     75,000   Telefonica Europe BV,
                7.75%, 09/15/10..............        88,055
    130,000   Vodafone Group PLC,
                5.00%, 12/16/13..............       132,514
                                               ------------
                                                  2,119,954
                                               ------------
              TRANSPORTATION -- 0.1%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       282,595
     75,000   Canadian National Railway
                Company,
                6.90%, 07/15/28..............        86,590
     55,000   OMI Corp. (Marshall Island),
                7.63%, 12/01/13..............        59,125
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        82,000
                                               ------------
                                                    510,310
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 0.0%
$    35,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............  $     39,550
     35,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............        44,625
                                               ------------
                                                     84,175
                                               ------------
              UTILITIES: ELECTRIC -- 0.3%
     10,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............        11,456
    110,000   Midwest Generation LLC,
                8.75%, 05/01/34..............       125,400
     15,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        16,659
    275,000   Ohio Edison,
                5.45%, 05/01/15..............       279,493
    140,000   Ontario Electricity Finance,
                6.10%, 01/30/08..............       149,992
    165,000   Progress Energy, Inc.,
                7.75%, 03/01/31..............       198,635
     30,000   Reliant Energy, Inc.,
                9.25%, 07/15/10(d)...........        33,600
     30,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............        29,963
     55,000   Texas Genco LLC/Financing --
                144A,
                6.88%, 12/15/14..............        57,131
    200,000   TXU Corp. -- 144A,
                6.50%, 11/15/24..............       200,890
                                               ------------
                                                  1,103,219
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $50,449,917)...........    50,617,049
                                               ------------
              MUNICIPAL BONDS -- 0.1%
              CALIFORNIA
    250,000   California State Department of
                Water Powersupply Revenue
                Bond, Series E,
                3.98%, 05/01/05 (Cost
                $249,994)....................       250,785
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.1%
    450,000   AID-Israel,
                5.50%, 04/26/24..............       470,835
    315,000   AID-Israel,
                5.50%, 09/18/33..............       331,944
  6,943,000   Mexican Fixed Rate Bonds,
                Series M7,
                8.00%, 12/24/08(l)...........       604,757
  4,526,000   Mexican Fixed Rate Bonds,
                Series MI7,
                9.00%, 12/24/09(l)...........       403,394

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 1,555,000   New Zealand Government, Series
                415,
                6.00%, 04/15/15(i)...........  $  1,125,185
    130,000   Quebec Province,
                5.00%, 07/17/09..............       135,932
    531,269   Republic of Colombia,
                9.75%, 04/09/11..............       613,615
    250,000   United Mexican States,
                11.38%, 09/15/16.............       369,625
    367,000   United Mexican States,
                8.13%, 12/30/19..............       431,592
    150,000   United Mexican States,
                8.00%, 09/24/22..............       173,400
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $4,214,787)............     4,660,279
                                               ------------
              SHORT TERM COMMERCIAL PAPER -- 0.2%
    700,000   HBOS Treasury Services PLC,
                2.04%, 01/26/05 (Cost
                $699,008)....................       699,008
                                               ------------
              SECURITIES LENDING COLLATERAL -- 5.9%
 24,760,913   Securities Lending Collateral
                Investment (Note 4)
                (Cost $24,760,913)...........    24,760,913
                                               ------------
              TOTAL SECURITIES
                (Cost $418,696,867)..........   453,538,283
                                               ------------
              REPURCHASE AGREEMENTS -- 2.1%
  8,603,926   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $8,605,274
                (Collateralized by various
                Small Business
                Administrations,
                4.63% -- 5.63%, due 11/25/16-
                05/25/27, with a total value
                of $9,034,120) (Cost
                $8,603,926)..................     8,603,926
                                               ------------
              SECURITIES SOLD SHORT -- (3.5)%
  5,500,000   Fannie Mae, TBA,
                5.50%, 01/13/05..............    (5,584,216)
  2,500,000   Fannie Mae, TBA,
                4.50%, 01/19/05..............    (2,492,188)
  2,000,000   Fannie Mae, TBA,
                5.50%, 01/19/05..............    (2,066,876)
    800,000   Fannie Mae, TBA,
                6.00%, 01/19/05..............      (838,250)
    500,000   Freddie Mac Gold, TBA,
                5.50%, 01/13/05..............      (507,970)
  1,300,000   Freddie Mac Gold, TBA,
                6.00%, 01/13/05..............    (1,343,062)

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES SOLD SHORT (CONTINUED)
$   700,000   Freddie Mac Gold, TBA,
                4.50%, 01/19/05..............  $   (697,593)
  1,300,000   Government National Mortgage
                Association, TBA,
                5.50%, 01/20/05..............    (1,326,812)
                                               ------------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $14,888,708).......   (14,856,967)
                                               ------------
              Total Investments -- 106.6%
                (Cost $412,412,085)..........   447,285,242
              Liabilities less other
                assets -- (6.6)%.............   (27,558,553)
                                               ------------
              NET ASSETS -- 100.0%...........  $419,726,689
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $417,973,038.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $34,510,709
    Gross unrealized depreciation...........   (5,198,505)
                                              -----------
    Net unrealized appreciation.............  $29,312,204
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.4%
               ADVERTISING -- 0.4%
     720,000   Interpublic Group of
                 Companies, Inc.*..........  $    9,648,000
                                             --------------
               AEROSPACE AND DEFENSE -- 1.5%
      43,600   General Dynamics Corp. .....       4,560,560
     180,000   Northrop Grumman Corp. .....       9,784,800
     274,000   The Boeing Company..........      14,184,980
     117,300   United Technologies
                 Corp. ....................      12,122,955
                                             --------------
                                                 40,653,295
                                             --------------
               APPAREL: MANUFACTURING -- 0.9%
     341,600   Jones Apparel Group,
                 Inc. .....................      12,492,312
     150,000   Liz Claiborne, Inc. ........       6,331,500
     118,100   VF Corp. ...................       6,540,378
                                             --------------
                                                 25,364,190
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.3%
     150,000   Harley-Davidson, Inc. ......       9,112,500
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.4%
     104,000   BorgWarner, Inc. ...........       5,633,680
     163,700   Johnson Controls, Inc. .....      10,385,128
     142,725   Lear Corp.(d)...............       8,707,652
     173,900   Magna International, Inc. --
                 Class A(d)................      14,355,445
                                             --------------
                                                 39,081,905
                                             --------------
               BANKS -- 9.5%
   1,731,082   Bank of America Corp. ......      81,343,544
   2,050,140   JP Morgan Chase & Company...      79,975,961
     397,300   National City Corp.(d)......      14,918,615
     382,100   North Fork Bancorp, Inc. ...      11,023,585
     255,800   SunTrust Banks, Inc. .......      18,898,504
     785,000   Wachovia Corp. .............      41,291,000
     132,800   Wells Fargo & Company.......       8,253,520
                                             --------------
                                                255,704,729
                                             --------------
               BROADCAST SERVICES/MEDIA -- 6.2%
     283,100   Clear Channel
                 Communications, Inc. .....       9,481,019
     433,165   Comcast Corp. --  Class
                 A*........................      14,415,731
     970,000   Comcast Corp. --  Special
                 Class A*..................      31,854,800
   2,548,000   Time Warner, Inc.*..........      49,533,120
   1,461,000   Viacom, Inc. --  Class B....      53,165,790
     386,500   Westwood One, Inc.*.........      10,408,445
                                             --------------
                                                168,858,905
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.6%
     425,000   Fiserv, Inc.*...............      17,080,750
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 0.9%
     200,565   Air Products and Chemicals,
                 Inc. .....................  $   11,626,753
     254,600   EI du Pont de Nemours and
                 Company...................      12,488,130
                                             --------------
                                                 24,114,883
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.7%
   2,765,700   Microsoft Corp. ............      73,871,847
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
   1,854,300   Hewlett-Packard Company.....      38,884,671
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
     257,400   American Standard Companies,
                 Inc.*.....................      10,635,768
     119,800   DR Horton, Inc. ............       4,829,138
     135,000   Martin Marietta Materials,
                 Inc. .....................       7,244,100
      50,400   Pulte Homes, Inc. ..........       3,215,520
                                             --------------
                                                 25,924,526
                                             --------------
               CONSUMER GOODS AND SERVICES -- 10.5%
   1,298,500   Altria Group, Inc. .........      79,338,350
     622,700   Avon Products, Inc. ........      24,098,490
     118,400   Fortune Brands, Inc. .......       9,138,112
   2,998,100   General Electric Company....     109,430,650
      65,000   Kimberly-Clark Corp. .......       4,277,650
     364,800   Loews Corp.-Carolina
                 Group.....................      10,560,960
     593,000   Procter & Gamble Company....      32,662,440
     217,000   Unilever NV.................      14,476,070
                                             --------------
                                                283,982,722
                                             --------------
               DISTRIBUTION -- 0.5%
     624,105   Ingram Micro, Inc. --  Class
                 A*........................      12,981,384
                                             --------------
               ELECTRONICS -- 1.9%
     422,200   Avnet, Inc.*................       7,700,928
      80,700   Emerson Electric Company....       5,657,070
     981,400   Flextronics International,
                 Ltd.*.....................      13,562,948
   1,450,000   Sanmina-SCI Corp.*..........      12,281,500
   2,513,375   Solectron Corp.*............      13,396,289
                                             --------------
                                                 52,598,735
                                             --------------
               FINANCIAL SERVICES -- 9.6%
   2,434,200   Citigroup, Inc. ............     117,279,756
     322,900   Fannie Mae..................      22,993,709
     317,900   Freddie Mac.................      23,429,230
      93,000   Goldman Sachs Group,
                 Inc. .....................       9,675,720
     209,800   Lehman Brothers Holdings,
                 Inc. .....................      18,353,304
     555,100   MBNA Corp. .................      15,648,269
     656,700   Merrill Lynch & Company,
                 Inc. .....................      39,250,959
     246,700   Morgan Stanley..............      13,696,784
                                             --------------
                                                260,327,731
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 0.7%
     153,200   Dean Foods Company*.........  $    5,047,940
     255,000   PepsiCo, Inc. ..............      13,311,000
                                             --------------
                                                 18,358,940
                                             --------------
               INSURANCE -- 8.7%
     736,400   Ace, Ltd. ..................      31,481,100
     107,100   AFLAC, Inc. ................       4,266,864
     458,400   Allstate Corp.(d)...........      23,708,448
     852,500   American International
                 Group, Inc. ..............      55,983,675
     456,500   Axis Capital Holdings,
                 Ltd. .....................      12,489,840
     198,700   Chubb Corp.(d)..............      15,280,030
     240,000   Hartford Financial Services
                 Group, Inc. ..............      16,634,400
     690,000   MetLife, Inc. ..............      27,951,900
      61,566   PartnerRE, Ltd. ............       3,813,398
     268,438   The St. Paul Travelers
                 Companies, Inc. ..........       9,950,997
     270,300   Torchmark Corp. ............      15,444,942
     238,000   XL Capital, Ltd. --  Class
                 A(d)......................      18,480,700
                                             --------------
                                                235,486,294
                                             --------------
               LEISURE AND RECREATION -- 0.1%
      52,200   Royal Caribbean Cruises,
                 Ltd. (Liberia)(d).........       2,841,768
                                             --------------
               MACHINERY -- 0.6%
      76,200   Deere & Company.............       5,669,280
     143,800   Ingersoll-Rand Company,
                 Ltd. --  Class A..........      11,547,140
                                             --------------
                                                 17,216,420
                                             --------------
               MANUFACTURING -- 2.4%
     149,700   3M Company..................      12,285,879
     204,000   Cooper Industries, Ltd. --
                 Class A...................      13,849,560
     132,100   Parker Hannifin Corp. ......      10,005,254
     592,950   Smurfit-Stone Container
                 Corp.*(d).................      11,076,306
     240,000   Textron, Inc. ..............      17,712,000
                                             --------------
                                                 64,928,999
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.2%
     307,000   HCA, Inc. ..................      12,267,720
     236,000   Health Management
                 Associates, Inc. --  Class
                 A(d)......................       5,361,920
     442,700   Medco Health Solutions,
                 Inc.*.....................      18,416,320
     116,600   UnitedHealth Group, Inc. ...      10,264,298
     354,500   WellPoint, Inc.*............      40,767,500
                                             --------------
                                                 87,077,758
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 1.5%
      75,000   Beckman Coulter, Inc. ......  $    5,024,250
     989,400   Boston Scientific Corp.*....      35,173,170
                                             --------------
                                                 40,197,420
                                             --------------
               METALS AND MINING -- 0.7%
     590,200   Alcoa, Inc. ................      18,544,084
                                             --------------
               OIL AND GAS: EQUIPMENT -- 0.2%
     147,600   FMC Technologies, Inc.*.....       4,752,720
                                             --------------
               OIL, COAL AND GAS -- 10.6%
     227,800   Baker Hughes, Inc. .........       9,720,226
     342,000   BP PLC (ADR)................      19,972,800
     624,000   ChevronTexaco Corp. ........      32,766,240
     829,000   ConocoPhillips..............      71,982,070
     187,900   EnCana Corp. (Canada).......      10,721,574
   1,409,800   Exxon Mobil Corp. ..........      72,266,347
     209,500   Nabors Industries,
                 Ltd.*(d)..................      10,745,255
     150,000   Noble Energy, Inc. .........       9,249,000
     615,500   Occidental Petroleum
                 Corp. ....................      35,920,580
     187,600   Schlumberger, Ltd. .........      12,559,820
                                             --------------
                                                285,903,912
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.9%
     146,800   International Paper
                 Company...................       6,165,600
     319,702   MeadWestvaco Corp. .........      10,834,701
     119,350   Temple-Inland, Inc. ........       8,163,540
                                             --------------
                                                 25,163,841
                                             --------------
               PHARMACEUTICALS -- 2.2%
     191,900   Caremark Rx, Inc.*..........       7,566,617
     168,700   Forest Laboratories,
                 Inc.*.....................       7,567,882
     265,400   GlaxoSmithKline PLC
                 (ADR)(d)..................      12,577,306
     858,400   Pfizer, Inc. ...............      23,082,376
     224,200   Wyeth.......................       9,548,678
                                             --------------
                                                 60,342,859
                                             --------------
               RETAIL -- 3.2%
     113,800   Bed Bath & Beyond, Inc.*....       4,532,654
     215,700   Federated Department Stores,
                 Inc.(d)...................      12,465,303
     775,000   Home Depot, Inc. ...........      33,123,500
     151,800   Lowe's Companies, Inc. .....       8,742,162
     755,000   Office Depot, Inc.*.........      13,106,800
     255,000   Target Corp. ...............      13,242,150
                                             --------------
                                                 85,212,569
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 0.8%
     430,000   McDonald's Corp. ...........  $   13,785,800
     200,000   Wendy's International,
                 Inc. .....................       7,852,000
                                             --------------
                                                 21,637,800
                                             --------------
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc.*..............      16,185,320
     295,700   SUPERVALU, Inc. ............      10,207,564
     779,350   The Kroger Company*.........      13,669,799
                                             --------------
                                                 40,062,683
                                             --------------
               RUBBER PRODUCTS -- 0.2%
     193,100   Cooper Tire & Rubber
                 Company(d)................       4,161,305
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     270,000   Applera Corp.-Applied
                 Biosystems Group..........       5,645,700
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.6%
     266,900   BellSouth Corp. ............       7,417,151
     271,200   Corning, Inc.*..............       3,192,024
   1,707,566   Nortel Networks Corp.*......       5,959,405
     237,800   SBC Communications,
                 Inc.(d)...................       6,128,106
     605,700   Sprint Corp. (FON Group)....      15,051,645
     964,950   Tellabs, Inc.*(d)...........       8,288,921
     579,452   Verizon Communications,
                 Inc. .....................      23,473,600
                                             --------------
                                                 69,510,852
                                             --------------
               TRANSPORTATION -- 3.9%
     706,900   Burlington Northern Santa Fe
                 Corp. ....................      33,443,439
     398,100   CSX Corp. ..................      15,955,848
     525,300   Norfolk Southern Corp. .....      19,010,607
     546,800   Union Pacific Corp. ........      36,772,300
                                             --------------
                                                105,182,194
                                             --------------
               UTILITIES: ELECTRIC -- 3.5%
     430,780   American Electric Power
                 Company, Inc.(d)..........      14,792,985
     374,800   Constellation Energy Group,
                 Inc. .....................      16,382,508
      50,000   Dominion Resources, Inc.
                 (Virginia)................       3,387,000
     380,000   Entergy Corp. ..............      25,684,200
     258,800   Exelon Corp. ...............      11,405,316
     249,450   Northeast Utilities.........       4,702,133
     175,000   PPL Corp. ..................       9,324,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
     305,800   Wisconsin Energy Corp.(d)...  $   10,308,518
                                             --------------
                                                 95,986,660
                                             --------------
               UTILITIES: GAS -- 0.4%
     259,925   Sempra Energy...............       9,534,049
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,197,016,548)...........   2,635,939,600
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 4.0%
$108,351,744   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $108,351,744).......     108,351,744
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,305,368,292).....   2,744,291,344
                                             --------------
               REPURCHASE AGREEMENTS -- 2.5%
  66,108,926   With Investors Bank &
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $66,119,283
                 (Collateralized by various
                 Fannie Maes,
                 2.92% -- 3.75%, due
                 03/25/33-06/01/33, with a
                 total value of
                 $21,000,514, and various
                 Small Business
                 Administrations, 4.62% --
                 5.38%, due 08/25/16-
                 07/25/29, with a total
                 value of $48,414,372)
                 (Cost $66,108,926)........      66,108,926
                                             --------------
               Total Investments -- 103.9%
                 (Cost $2,371,477,218).....   2,810,400,270
               Liabilities less other
                 assets -- (3.9)%..........    (104,936,948)
                                             --------------
               NET ASSETS -- 100.0%........  $2,705,463,322
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,378,411,701.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $476,179,739
    Gross unrealized depreciation..........   (44,191,170)
                                             ------------
    Net unrealized appreciation............  $431,988,569
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.4%
              AEROSPACE AND DEFENSE -- 1.8%
    137,400   Northrop Grumman Corp. ......  $    7,469,064
     71,300   Raytheon Company.............       2,768,579
    136,000   The Boeing Company...........       7,040,720
     68,300   United Defense Industries,
                Inc.*(d)...................       3,227,175
                                             --------------
                                                 20,505,538
                                             --------------
              AGRICULTURE -- 0.7%
    145,800   Monsanto Company.............       8,099,190
                                             --------------
              AIRLINES -- 0.5%
    349,700   Southwest Airlines Company...       5,693,116
                                             --------------
              APPAREL: MANUFACTURING -- 0.5%
     57,800   Liz Claiborne, Inc. .........       2,439,738
     22,300   Nike, Inc. -- Class B........       2,022,387
     28,800   VF Corp. ....................       1,594,944
                                             --------------
                                                  6,057,069
                                             --------------
              APPAREL: RETAIL -- 1.0%
     60,000   Abercrombie & Fitch
                Company -- Class A.........       2,817,000
     85,700   Aeropostale, Inc.*...........       2,522,151
     52,100   American Eagle Outfitters,
                Inc. ......................       2,453,910
     30,600   Payless ShoeSource, Inc.*....         376,380
     45,200   The Timberland Company --
                Class A*(d)................       2,832,684
                                             --------------
                                                 11,002,125
                                             --------------
              ASSET MANAGEMENT -- 0.3%
     86,100   Brascan Corp. -- Class A
                (Canada)(d)................       3,100,461
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
     53,100   AutoNation, Inc.*............       1,020,051
     59,000   Copart, Inc.*................       1,552,880
                                             --------------
                                                  2,572,931
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.4%
    557,000   Ford Motor Company(d)........       8,154,480
     59,200   PACCAR, Inc. ................       4,764,416
     44,500   Polaris Industries, Inc. ....       3,026,890
                                             --------------
                                                 15,945,786
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 0.4%
     16,800   American Axle & Manufacturing
                Holdings, Inc. ............         515,088
     76,200   Autoliv, Inc. ...............       3,680,460
     59,100   Delphi Corp.(d)..............         533,082
                                             --------------
                                                  4,728,630
                                             --------------
              BANKS -- 7.0%
    105,150   Associated Banc-Corp. .......       3,492,032
     24,400   Astoria Financial Corp. .....         975,268

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    180,100   Bank of America Corp. .......  $    8,462,899
     53,900   Bank of Hawaii Corp. ........       2,734,886
     65,000   Comerica, Inc. ..............       3,966,300
     32,700   First BanCorp. ..............       2,076,777
    123,800   Fremont General Corp.(d).....       3,117,284
    118,900   Hibernia Corp. -- Class A....       3,508,739
    115,600   JP Morgan Chase & Company....       4,509,556
    136,300   KeyCorp......................       4,620,570
     82,000   Marshall & Ilsley Corp. .....       3,624,400
     42,900   National City Corp. .........       1,610,895
     75,100   R&G Financial Corp. -- Class
                B..........................       2,919,888
     85,600   UnionBanCal Corp. ...........       5,519,488
    373,600   US Bancorp...................      11,701,152
    251,600   Wachovia Corp. ..............      13,234,160
     51,400   Wells Fargo & Company........       3,194,510
                                             --------------
                                                 79,268,804
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.1%
     67,000   Comcast Corp. -- Class A*....       2,229,760
     18,100   Hearst-Argyle Television,
                Inc. -- Class A............         477,478
    113,200   Liberty Media Corp. -- Class
                A*.........................       1,242,936
     30,200   Liberty Media International,
                Inc. -- Class A*...........       1,396,146
     64,000   McGraw-Hill Companies,
                Inc. ......................       5,858,560
    207,600   The Walt Disney Company......       5,771,280
    514,000   Time Warner, Inc.*...........       9,992,160
    116,065   Viacom, Inc. -- Class B......       4,223,605
     98,100   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)........       3,690,522
                                             --------------
                                                 34,882,447
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 0.7%
     37,400   Dun & Bradstreet Corp.*......       2,230,910
     57,100   First Data Corp. ............       2,429,034
     14,300   GTECH Holdings Corp. ........         371,085
     30,800   Moody's Corp. ...............       2,674,980
                                             --------------
                                                  7,706,009
                                             --------------
              CHEMICALS -- 0.9%
    169,800   Agrium, Inc.(d)..............       2,861,130
     28,600   Eastman Chemical Company.....       1,651,078
      9,700   PPG Industries, Inc. ........         661,152
     10,500   Rohm and Haas Company........         464,415
     66,100   The Dow Chemical Company.....       3,272,611
     23,100   The Lubrizol Corp. ..........         851,466
                                             --------------
                                                  9,761,852
                                             --------------
              COMMERCIAL SERVICES -- 0.3%
    133,300   Cendant Corp. ...............       3,116,554
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 4.2%
     93,500   Activision, Inc.*............  $    1,886,830
     53,500   Autodesk, Inc. ..............       2,030,325
    123,250   BMC Software, Inc.*..........       2,292,450
     92,900   Cadence Design Systems,
                Inc.*......................       1,282,949
     44,000   Computer Sciences Corp.*.....       2,480,280
  1,301,100   Microsoft Corp. .............      34,752,381
    109,500   NVIDIA Corp.*................       2,579,820
     28,300   Oracle Corp.*................         388,276
                                             --------------
                                                 47,693,311
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
    293,400   Dell, Inc.*..................      12,363,876
    344,100   Hewlett-Packard Company......       7,215,777
     95,300   International Business
                Machines Corp. ............       9,394,674
    118,400   Seagate Technology*..........       2,044,768
     45,100   Xerox Corp.*.................         767,151
                                             --------------
                                                 31,786,246
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.9%
     87,100   DR Horton, Inc. .............       3,511,001
     36,200   KB Home......................       3,779,280
     39,200   M.D.C. Holdings, Inc. .......       3,388,448
     15,400   Masco Corp. .................         562,562
      5,000   NVR, Inc.*...................       3,847,000
     41,200   Standard Pacific Corp. ......       2,642,568
     53,500   Toll Brothers, Inc.*.........       3,670,635
                                             --------------
                                                 21,401,494
                                             --------------
              CONSUMER GOODS AND SERVICES -- 5.5%
    107,700   Altria Group, Inc. ..........       6,580,470
     27,500   American Greetings Corp. --
                Class A....................         697,125
     38,900   Clorox Company...............       2,292,377
     38,500   Colgate-Palmolive Company....       1,969,660
     30,200   FedEx Corp. .................       2,974,398
    559,300   General Electric Company.....      20,414,450
     81,700   Gillette Company.............       3,658,526
     41,700   Kimberly-Clark Corp. ........       2,744,277
    193,500   Procter & Gamble Company.....      10,657,980
     28,100   Reynolds American, Inc.(d)...       2,208,660
     13,100   The Black & Decker
                Corp.(d)...................       1,157,123
     48,000   United Parcel Service,
                Inc. -- Class B............       4,102,080
     57,400   UST, Inc. ...................       2,761,514
                                             --------------
                                                 62,218,640
                                             --------------
              CONTAINERS AND PACKAGING -- 0.2%
     64,300   Ball Corp. ..................       2,827,914
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.5%
    175,700   Ingram Micro, Inc. -- Class
                A*.........................  $    3,654,560
     51,200   Tech Data Corp.*.............       2,324,480
                                             --------------
                                                  5,979,040
                                             --------------
              ELECTRONICS -- 0.4%
     23,600   Advanced Micro Devices,
                Inc.*......................         519,672
     18,000   Emerson Electric Company.....       1,261,800
     17,500   Harman International
                Industries, Inc. ..........       2,222,500
    134,400   Sanmina-SCI Corp.*...........       1,138,368
                                             --------------
                                                  5,142,340
                                             --------------
              FINANCIAL SERVICES -- 8.2%
    140,200   American Express Company.....       7,903,074
     72,700   AmeriCredit Corp.*...........       1,777,515
    153,800   Ameritrade Holding Corp.*....       2,187,036
    135,200   Capital One Financial
                Corp.(d)...................      11,385,192
    123,000   CIT Group, Inc. .............       5,635,860
    563,200   Citigroup, Inc. .............      27,134,975
     45,800   Countrywide Financial
                Corp. .....................       1,695,058
     72,100   Doral Financial Corp. .......       3,550,925
     32,000   Eaton Vance Corp. ...........       1,668,800
      4,900   Fannie Mae...................         348,929
     53,700   Freddie Mac..................       3,957,690
     36,200   Goldman Sachs Group, Inc. ...       3,766,248
     58,700   Lehman Brothers Holdings,
                Inc. ......................       5,135,076
    109,500   MBNA Corp. ..................       3,086,805
    105,300   Merrill Lynch & Company,
                Inc. ......................       6,293,781
    116,600   Providian Financial Corp.*...       1,920,402
     57,600   Prudential Financial,
                Inc. ......................       3,165,696
     24,300   The Bear Stearns Companies,
                Inc. ......................       2,486,133
     12,900   Washington Mutual, Inc. .....         545,412
                                             --------------
                                                 93,644,607
                                             --------------
              FOOD AND BEVERAGE -- 2.9%
     22,500   Adolph Coors Company -- Class
                B..........................       1,702,575
     83,600   Anheuser-Busch Companies,
                Inc. ......................       4,241,028
    141,200   Archer-Daniels-Midland
                Company....................       3,150,172
    118,700   Coca-Cola Company............       4,941,481
      7,000   Hershey Foods Corp. .........         388,780
     61,500   Kraft Foods, Inc. -- Class
                A(d).......................       2,190,015
    146,000   PepsiCo, Inc. ...............       7,621,200
     52,500   Pilgrim's Pride Corp. .......       1,610,700
     57,800   Smithfield Foods, Inc.*......       1,710,302

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     89,000   The Pepsi Bottling Group,
                Inc.(d)....................  $    2,406,560
    149,600   Tyson Foods, Inc. -- Class
                A..........................       2,752,640
                                             --------------
                                                 32,715,453
                                             --------------
              INSURANCE -- 4.6%
      9,300   Ace, Ltd. ...................         397,575
     50,200   Aetna, Inc. .................       6,262,450
    104,200   Allstate Corp. ..............       5,389,224
      4,800   Ambac Financial Group,
                Inc. ......................         394,224
    128,900   American International Group,
                Inc. ......................       8,464,863
      8,600   Cincinnati Financial
                Corp. .....................         380,636
     18,600   Everest Re Group, Ltd.
                (Bermuda)..................       1,665,816
     46,500   First American Corp. ........       1,634,010
     73,000   IPC Holdings, Ltd. ..........       3,176,230
     82,900   Lincoln National Corp. ......       3,869,772
     38,100   Loews Corp. .................       2,678,430
     39,300   MBIA, Inc.(d)................       2,486,904
     39,300   Mercury General Corp. .......       2,354,856
    132,900   MetLife, Inc. ...............       5,383,779
     11,900   Nationwide Financial
                Services, Inc. -- Class
                A..........................         454,937
     28,500   Principal Financial Group,
                Inc. ......................       1,166,790
     63,400   Radian Group, Inc. ..........       3,375,416
     40,100   StanCorp Financial Group,
                Inc. ......................       3,308,250
                                             --------------
                                                 52,844,162
                                             --------------
              INTERNET SERVICES -- 4.9%
    956,200   Cisco Systems, Inc.*.........      18,454,660
     80,600   EarthLink, Inc.*.............         928,512
    105,500   eBay, Inc.*..................      12,267,540
     10,100   Google, Inc. -- Class A*.....       1,950,310
    253,869   Juniper Networks, Inc.*......       6,902,698
     36,800   Symantec Corp.*..............         947,968
    177,200   VeriSign, Inc.*(d)...........       5,939,744
    218,300   YAHOO!, Inc.*................       8,225,544
                                             --------------
                                                 55,616,976
                                             --------------
              LEISURE AND RECREATION -- 2.4%
      7,500   Brunswick Corp. .............         371,250
      8,300   Carnival Corp.(d)............         478,329
     59,300   DreamWorks Animation SKG,
                Inc. -- Class A*...........       2,224,343
     89,500   Hilton Hotels Corp. .........       2,035,230
    128,500   Marriott International,
                Inc. -- Class A............       8,092,930
     23,500   Royal Caribbean Cruises, Ltd.
                (Liberia)(d)...............       1,279,340

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
    157,200   Starwood Hotels & Resorts
                Worldwide, Inc. ...........  $    9,180,480
     45,400   Wynn Resorts, Ltd.*(d).......       3,038,168
                                             --------------
                                                 26,700,070
                                             --------------
              MACHINERY -- 0.5%
     19,500   Caterpillar, Inc. ...........       1,901,445
     21,300   Cummins, Inc. ...............       1,784,727
     24,200   Graco, Inc. .................         903,870
     20,800   Terex Corp.*.................         991,120
                                             --------------
                                                  5,581,162
                                             --------------
              MANUFACTURING -- 1.7%
     44,400   3M Company...................       3,643,908
     23,900   Eaton Corp. .................       1,729,404
     39,900   Harsco Corp. ................       2,224,026
    106,300   Honeywell International,
                Inc. ......................       3,764,083
      5,300   Illinois Tool Works, Inc. ...         491,204
      9,200   ITT Industries, Inc. ........         776,940
     27,400   Parker Hannifin Corp. .......       2,075,276
    127,500   Tyco International, Ltd. ....       4,556,850
                                             --------------
                                                 19,261,691
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.2%
     95,500   IMS Health, Inc. ............       2,216,555
     29,600   McKesson Corp. ..............         931,216
     95,000   Medco Health Solutions,
                Inc.*......................       3,952,000
     36,000   UnitedHealth Group, Inc. ....       3,169,080
     27,700   WellPoint, Inc.*.............       3,185,500
                                             --------------
                                                 13,454,351
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.0%
     31,400   Allergan, Inc. ..............       2,545,598
     31,700   Bausch & Lomb, Inc.(d).......       2,043,382
     31,100   Becton, Dickinson and
                Company....................       1,766,480
      5,700   CR Bard, Inc. ...............         364,686
      7,422   Guidant Corp. ...............         535,126
    377,200   Johnson & Johnson............      23,922,024
     48,800   Kinetic Concepts, Inc.*......       3,723,440
      6,700   Medtronic, Inc. .............         332,789
     97,800   St. Jude Medical, Inc.*......       4,100,754
     74,800   Zimmer Holdings, Inc.*.......       5,992,976
                                             --------------
                                                 45,327,255
                                             --------------
              METALS AND MINING -- 1.1%
     50,900   Alcoa, Inc. .................       1,599,278
      7,600   Newmont Mining Corp.(d)......         337,516
    113,100   Nucor Corp.(d)...............       5,919,654
     35,100   Southern Peru Copper
                Corp.(d)...................       1,657,071

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
     39,100   Steel Dynamics, Inc. ........  $    1,481,108
     70,700   Worthington Industries,
                Inc. ......................       1,384,306
                                             --------------
                                                 12,378,933
                                             --------------
              OIL, COAL AND GAS -- 6.6%
     26,800   Amerada Hess Corp. ..........       2,207,784
     41,200   Anadarko Petroleum Corp. ....       2,670,172
     16,400   Apache Corp. ................         829,348
     99,600   Burlington Resources,
                Inc. ......................       4,332,600
    272,900   ChevronTexaco Corp. .........      14,329,979
    109,500   ConocoPhillips...............       9,507,885
     11,400   Devon Energy Corp. ..........         443,688
     56,900   EOG Resources, Inc. .........       4,060,384
    407,000   Exxon Mobil Corp. ...........      20,862,820
      9,600   Halliburton Company..........         376,704
     29,200   Newfield Exploration
                Company*...................       1,724,260
     49,800   Occidental Petroleum
                Corp. .....................       2,906,328
     75,000   PetroKazakhstan,
                Inc. -- Class A............       2,782,500
      9,900   Schlumberger, Ltd. ..........         662,805
     71,000   Sunoco, Inc. ................       5,801,410
     49,800   Tesoro Corp.*................       1,586,628
                                             --------------
                                                 75,085,295
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.2%
     77,200   Louisiana-Pacific Corp. .....       2,064,328
                                             --------------
              PHARMACEUTICALS -- 3.9%
      8,000   Abbott Laboratories..........         373,200
     82,000   Cardinal Health, Inc. .......       4,768,300
    190,100   Caremark Rx, Inc.*...........       7,495,643
    129,200   Eli Lilly and Company........       7,332,100
     86,125   IVAX Corp.*..................       1,362,498
    120,100   Merck & Company, Inc. .......       3,860,014
    553,600   Pfizer, Inc. ................      14,886,304
    210,300   Schering-Plough Corp. .......       4,391,064
                                             --------------
                                                 44,469,123
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     10,200   AMB Property Corp. ..........         411,978
     68,500   Equity Office Properties
                Trust......................       1,994,720
                                             --------------
                                                  2,406,698
                                             --------------
              RESEARCH AND DEVELOPMENT -- 2.0%
    146,100   Amgen, Inc.*.................       9,372,315
     44,200   Biogen Idec, Inc.*...........       2,944,162
     11,600   Chiron Corp.*(d).............         386,628
     95,700   Genentech, Inc.*.............       5,209,908
     10,900   Genzyme Corp.*...............         632,963

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
     53,200   Gilead Sciences, Inc.*.......  $    1,861,468
     58,400   ImClone Systems, Inc.*(d)....       2,691,072
                                             --------------
                                                 23,098,516
                                             --------------
              RETAIL -- 5.2%
     44,400   7-Eleven, Inc.*..............       1,063,380
     55,400   BJ'S Wholesale Club, Inc.*...       1,613,802
    209,200   Circuit City Stores,
                Inc.(d)....................       3,271,888
     24,500   Costco Wholesale Corp. ......       1,186,045
     92,900   Dollar General Corp. ........       1,929,533
     99,700   Federated Department Stores,
                Inc. ......................       5,761,663
    394,700   Home Depot, Inc. ............      16,869,478
    113,600   JC Penney Company, Inc.
                (Holding Company)..........       4,703,040
     14,232   Kmart Holding Corp.*(d)......       1,408,256
    165,900   Staples, Inc. ...............       5,592,489
     31,100   Toys "R" Us, Inc.*...........         636,617
    289,800   Wal-Mart Stores, Inc. .......      15,307,236
                                             --------------
                                                 59,343,427
                                             --------------
              RETAIL: RESTAURANTS -- 1.2%
     96,400   Darden Restaurants, Inc. ....       2,674,136
    245,600   McDonald's Corp. ............       7,873,936
     18,700   Starbucks Corp.*.............       1,166,132
     37,000   YUM! Brands, Inc. ...........       1,745,660
                                             --------------
                                                 13,459,864
                                             --------------
              RETAIL: SUPERMARKETS -- 0.8%
    182,600   SUPERVALU, Inc. .............       6,303,352
    175,900   The Kroger Company*..........       3,085,286
                                             --------------
                                                  9,388,638
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.2%
     32,500   Fisher Scientific
                International, Inc.*.......       2,027,350
                                             --------------
              SECURITY SERVICES -- 0.1%
     23,100   The Brink's Company..........         912,912
                                             --------------
              SEMICONDUCTORS -- 3.3%
    181,600   Altera Corp.*................       3,759,120
     99,600   Applied Materials, Inc.*.....       1,703,160
    117,700   Broadcom Corp. -- Class A*...       3,799,356
     48,300   Cree, Inc.*(d)...............       1,935,864
     21,299   Freescale Semiconductor,
                Inc. -- Class B*...........         391,050
    251,800   Intel Corp. .................       5,889,602
    183,000   Micron Technology, Inc.*.....       2,260,050
    281,800   National Semiconductor
                Corp. .....................       5,058,310

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
    252,200   PMC-Sierra, Inc.*............  $    2,837,250
    413,400   Texas Instruments, Inc. .....      10,177,908
                                             --------------
                                                 37,811,670
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.2%
     59,900   Amdocs, Ltd. (Guernsey)*.....       1,572,375
     74,200   AT&T Corp. ..................       1,414,252
     44,800   BellSouth Corp. .............       1,244,992
     99,800   CenturyTel, Inc. ............       3,539,906
    133,700   Comverse Technology, Inc.*...       3,268,965
     29,100   Harris Corp. ................       1,798,089
    550,600   JDS Uniphase Corp.*(d).......       1,745,402
    805,800   Motorola, Inc. ..............      13,859,760
     56,400   Nextel Communications,
                Inc. -- Class A*...........       1,692,000
    299,000   QUALCOMM, Inc. ..............      12,677,600
     50,100   SBC Communications, Inc. ....       1,291,077
     97,500   Sprint Corp. (FON Group).....       2,422,875
     60,200   Telephone and Data Systems,
                Inc.(d)....................       4,632,390
    473,500   Verizon Communications,
                Inc. ......................      19,181,485
                                             --------------
                                                 70,341,168
                                             --------------
              TRANSPORTATION -- 0.9%
     16,700   Burlington Northern Santa Fe
                Corp. .....................         790,077
     59,300   JB Hunt Transport Services,
                Inc. ......................       2,659,605
     54,667   Ryder System, Inc. ..........       2,611,443
     86,900   Teekay Shipping Corp. .......       3,659,359
                                             --------------
                                                  9,720,484
                                             --------------
              UTILITIES: ELECTRIC -- 2.5%
     30,600   Alliant Energy Corp. ........         875,160
     60,700   American Electric Power
                Company, Inc. .............       2,084,438
     88,300   Constellation Energy Group,
                Inc. ......................       3,859,593
    201,900   Edison International.........       6,466,857
     16,200   Entergy Corp. ...............       1,094,958
     87,500   Exelon Corp. ................       3,856,125
     18,000   Northeast Utilities..........         339,300
     74,700   Pepco Holdings, Inc. ........       1,592,604
     33,100   PG&E Corp.*..................       1,101,568
     47,400   SCANA Corp. .................       1,867,560
     74,800   TXU Corp.(d).................       4,829,088
                                             --------------
                                                 27,967,251
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.3%
    104,400   Sempra Energy(d).............  $    3,829,392
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $1,015,745,616)......   1,128,940,273
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 7.5%
$85,014,118   Securities Lending Collateral
                Investment (Note 4)
                (Cost $85,014,118).........      85,014,118
                                             --------------
              SHORT TERM US TREASURY SECURITY -- 0.0%
    150,000   US Treasury Bill,
                2.16%, 03/17/05(f)
                (Cost $149,327)............         149,327
                                             --------------
              TOTAL SECURITIES
                (Cost $1,100,909,061)......   1,214,103,718
                                             --------------
              REPURCHASE AGREEMENTS -- 0.6%
  7,071,418   With Investors Bank and
                Trust, dated 12/31/04,
                1.88%, due 01/03/05,
                repurchase proceeds
                at maturity $7,072,526
                (Collateralized by Fannie
                Mae, 2.92%, due 03/25/33,
                with a value of $3,345,100,
                and various Small Business
                Administrations, 5.13% --
                5.38%, due 11/25/15-
                10/25/16, with a total
                value of $4,082,935) (Cost
                $7,071,418)................       7,071,418
                                             --------------
              Total Investments -- 107.5%
                (Cost $1,107,980,479)......   1,221,175,136
              Liabilities less other
                assets -- (7.5)%...........     (85,226,702)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,135,948,434
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,116,324,135.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $121,321,581
    Gross unrealized depreciation..........   (16,470,580)
                                             ------------
    Net unrealized appreciation............  $104,851,001
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.5%
               AEROSPACE AND DEFENSE -- 0.9%
      74,251   General Dynamics Corp.......  $    7,766,655
     257,000   The Boeing Company..........      13,304,890
                                             --------------
                                                 21,071,545
                                             --------------
               AGRICULTURE -- 1.1%
     463,900   Monsanto Company............      25,769,645
                                             --------------
               AIRLINES -- 1.0%
   1,333,500   Southwest Airlines
                 Company...................      21,709,380
                                             --------------
               APPAREL: MANUFACTURING -- 1.1%
     282,327   Nike, Inc. -- Class B.......      25,604,236
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.9%
     538,200   The Walt Disney Company.....      14,961,960
     801,700   Time Warner, Inc.*..........      15,585,048
     369,100   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......      13,885,542
                                             --------------
                                                 44,432,550
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.4%
     216,600   First Data Corp. ...........       9,214,164
                                             --------------
               CHEMICALS -- 0.6%
     252,100   The Dow Chemical Company....      12,481,471
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.1%
     455,837   Electronic Arts, Inc.*......      28,116,026
   2,987,270   Microsoft Corp..............      79,789,982
     410,400   NVIDIA Corp.*...............       9,669,024
                                             --------------
                                                117,575,032
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.8%
   1,348,022   Dell, Inc.*.................      56,805,647
     443,600   Seagate Technology*.........       7,660,972
                                             --------------
                                                 64,466,619
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
     186,627   Lennar Corp. -- Class
                 A(d)......................      10,578,018
                                             --------------
               CONSUMER GOODS AND SERVICES -- 8.8%
     144,900   Colgate-Palmolive Company...       7,413,084
     337,400   FedEx Corp.(d)..............      33,230,526
   2,414,542   General Electric Company....      88,130,783
     158,400   Kimberly-Clark Corp.........      10,424,304
     929,904   Procter & Gamble Company....      51,219,112
     140,600   United Parcel Service,
                 Inc. -- Class B...........      12,015,676
                                             --------------
                                                202,433,485
                                             --------------
               ELECTRONICS -- 0.1%
      22,657   Harman International
                 Industries, Inc. .........       2,877,439
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 10.2%
     504,300   American Express Company....  $   28,427,391
     580,300   Ameritrade Holding Corp.*...       8,251,866
     515,600   Capital One Financial
                 Corp.(d)..................      43,418,675
     456,611   Citigroup, Inc..............      21,999,518
   1,093,363   Countrywide Financial
                 Corp......................      40,465,365
     329,777   Goldman Sachs Group, Inc....      34,309,999
     841,607   SLM Corp....................      44,933,397
      55,438   The Chicago Mercantile
                 Exchange(d)...............      12,678,671
                                             --------------
                                                234,484,882
                                             --------------
               FOOD AND BEVERAGE -- 2.4%
     255,400   Anheuser-Busch Companies,
                 Inc.......................      12,956,442
     349,000   Coca-Cola Company...........      14,528,870
     504,284   PepsiCo, Inc. ..............      26,323,625
                                             --------------
                                                 53,808,937
                                             --------------
               INSURANCE -- 0.9%
     295,500   American International
                 Group, Inc. ..............      19,405,485
                                             --------------
               INTERNET SERVICES -- 8.4%
   2,669,340   Cisco Systems, Inc.*........      51,518,262
     564,022   eBay, Inc.*.................      65,584,478
      38,300   Google, Inc. -- Class A*....       7,395,730
     845,300   Juniper Networks, Inc.*.....      22,983,707
     674,000   VeriSign, Inc.*(d)..........      22,592,480
     602,900   YAHOO!, Inc.*...............      22,717,272
                                             --------------
                                                192,791,929
                                             --------------
               LEISURE AND RECREATION -- 6.9%
     154,180   Carnival Corp.(d)...........       8,885,393
     225,600   DreamWorks Animation SKG,
                 Inc. -- Class A*..........       8,462,256
     142,558   Four Seasons Hotels,
                 Inc.(d)...................      11,659,819
     336,200   Hilton Hotels Corp..........       7,645,188
     489,700   Marriott International,
                 Inc. -- Class A...........      30,841,306
     211,840   MGM MIRAGE*.................      15,409,242
     598,000   Starwood Hotels & Resorts
                 Worldwide, Inc.(d)........      34,923,200
     589,444   Wynn Resorts, Ltd.*(d)......      39,445,592
                                             --------------
                                                157,271,996
                                             --------------
               MACHINERY -- 1.6%
     372,241   Caterpillar, Inc.(d)........      36,297,220
                                             --------------
               MANUFACTURING -- 0.6%
     402,500   Honeywell International,
                 Inc. .....................      14,252,525
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES -- 4.9%
     358,800   Medco Health Solutions,
                 Inc.*.....................  $   14,926,080
     977,020   UnitedHealth Group, Inc.....      86,007,071
     103,900   WellPoint, Inc.*............      11,948,500
                                             --------------
                                                112,881,651
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.0%
     774,200   Johnson & Johnson...........      49,099,765
     185,900   Kinetic Concepts, Inc.*.....      14,184,170
     260,284   Medtronic, Inc..............      12,928,306
     327,100   St. Jude Medical, Inc.*.....      13,715,303
     589,895   Zimmer Holdings, Inc.*......      47,262,387
                                             --------------
                                                137,189,931
                                             --------------
               OIL, COAL AND GAS -- 1.0%
     213,400   EOG Resources, Inc..........      15,228,224
     111,540   Newfield Exploration
                 Company*..................       6,586,437
                                             --------------
                                                 21,814,661
                                             --------------
               PHARMACEUTICALS -- 4.0%
     491,400   Caremark Rx, Inc.*..........      19,375,902
     205,300   Eli Lilly and Company.......      11,650,775
     328,500   IVAX Corp.*(d)..............       5,196,870
   1,476,652   Pfizer, Inc.................      39,707,172
     790,400   Schering-Plough Corp. ......      16,503,552
                                             --------------
                                                 92,434,271
                                             --------------
               RESEARCH AND DEVELOPMENT -- 4.4%
     484,169   Amgen, Inc.*................      31,059,441
   1,032,540   Genentech, Inc.*............      56,211,478
     200,400   Gilead Sciences, Inc.*......       7,011,996
     135,800   ImClone Systems, Inc.*(d)...       6,257,664
                                             --------------
                                                100,540,579
                                             --------------
               RETAIL -- 8.5%
     643,400   Circuit City Stores,
                 Inc.(d)...................      10,062,776
     349,100   Dollar General Corp. .......       7,250,807
   1,158,900   Home Depot, Inc.(d).........      49,531,386
     433,200   JC Penney Company, Inc.
                 (Holding Company).........      17,934,480
     625,449   Lowe's Companies, Inc.(d)...      36,019,608
     627,100   Staples, Inc................      21,139,541
     283,143   Target Corp.................      14,703,616
     701,518   Wal-Mart Stores, Inc. ......      37,054,181
                                             --------------
                                                193,696,395
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: RESTAURANTS -- 1.9%
     580,300   McDonald's Corp.............  $   18,604,418
     392,933   Starbucks Corp.*............      24,503,302
                                             --------------
                                                 43,107,720
                                             --------------
               RETAIL: SUPERMARKETS -- 0.7%
     170,987   Whole Foods Market,
                 Inc.(d)...................      16,303,610
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     122,800   Fisher Scientific
                 International, Inc.*......       7,660,264
                                             --------------
               SEMICONDUCTORS -- 4.5%
     690,200   Altera Corp.*...............      14,287,140
     378,200   Applied Materials, Inc.*....       6,467,220
     440,700   Broadcom Corp. -- Class
                 A*(d).....................      14,225,796
   1,073,200   National Semiconductor
                 Corp. ....................      19,263,940
     955,200   PMC-Sierra, Inc.*...........      10,746,000
   1,509,600   Texas Instruments, Inc. ....      37,166,352
                                             --------------
                                                102,156,448
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.1%
     510,800   Comverse Technology,
                 Inc.*.....................      12,489,060
   2,093,100   JDS Uniphase Corp.*(d)......       6,635,127
   2,261,200   Motorola, Inc...............      38,892,640
   1,744,407   QUALCOMM, Inc...............      73,962,857
     196,820   Verizon Communications,
                 Inc. .....................       7,973,178
                                             --------------
                                                139,952,862
                                             --------------
               UTILITIES: ELECTRIC -- 0.9%
     332,569   TXU Corp.(d)................      21,470,655
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,931,060,493).....   2,255,735,605
                                             --------------
               WARRANTS -- 0.0%
      24,143   Lucent Technologies, Inc.,
                 expires 12/10/07* (Cost
                 $0).......................          38,146
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 8.9%
$203,440,449   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $203,440,449).......  $  203,440,449
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,134,500,942).....   2,459,214,200
                                             --------------
               REPURCHASE AGREEMENTS -- 1.8%
  41,295,933   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $41,302,403
                 (Collateralized by various
                 Small Business
                 Administrations, 4.38% --
                 5.63%, due 03/25/15-
                 03/25/29, with a total
                 value of $43,360,730)
                 (Cost $41,295,933)........      41,295,933
                                             --------------
               Total Investments -- 109.2%
                 (Cost $2,175,796,875).....   2,500,510,133
               Liabilities less other
                 assets -- (9.2)%..........    (209,950,186)
                                             --------------
               NET ASSETS -- 100.0%........  $2,290,559,947
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $2,226,733,418.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $287,891,791
    Gross unrealized depreciation..........   (14,115,076)
                                             ------------
    Net unrealized appreciation............  $273,776,715
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.0%
              AEROSPACE AND DEFENSE -- 1.8%
    227,900   Goodrich Corp. ................  $  7,438,656
                                               ------------
              APPAREL: RETAIL -- 1.6%
    252,700   Foot Locker, Inc. .............     6,805,211
                                               ------------
              ASSET MANAGEMENT -- 1.3%
    153,600   Brascan Corp. -- Class A
                (Canada)(d)..................     5,531,136
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.5%
     88,800   Genuine Parts Company..........     3,912,528
    104,000   Lear Corp. ....................     6,345,040
                                               ------------
                                                 10,257,568
                                               ------------
              BANKS -- 7.4%
    153,600   First Horizon National
                Corp.(d).....................     6,621,696
     54,500   M&T Bank Corp. ................     5,877,280
    304,700   North Fork Bancorp, Inc. ......     8,790,595
    188,300   State Street Corp. ............     9,249,296
                                               ------------
                                                 30,538,867
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.4%
    122,400   The E.W. Scripps Company --
                Class A(d)...................     5,909,472
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.4%
     51,300   Avery Dennison Corp. ..........     3,076,461
    118,900   Diebold, Inc. .................     6,626,297
    178,400   Manpower, Inc. ................     8,616,720
                                               ------------
                                                 18,319,478
                                               ------------
              CHEMICALS -- 5.8%
    178,400   Cytec Industries, Inc. ........     9,173,328
    168,400   International Flavors &
                Fragrances, Inc. ............     7,214,256
    423,300   Methanex Corp. (Canada)........     7,729,458
                                               ------------
                                                 24,117,042
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 3.1%
    153,600   American Standard Companies,
                Inc.*........................     6,346,752
    185,800   York International Corp. ......     6,417,532
                                               ------------
                                                 12,764,284
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.5%
     54,300   Fortune Brands, Inc. ..........     4,190,874
    133,700   The Sherwin-Williams Company...     5,967,031
                                               ------------
                                                 10,157,905
                                               ------------
              CONTAINERS AND PACKAGING -- 2.5%
    157,900   Pactiv Corp.*..................     3,993,291
    138,700   Rexam PLC (Great Britain)
                (ADR)(d).....................     6,260,918
                                               ------------
                                                 10,254,209
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.9%
     59,200   CDW Corp. .....................  $  3,927,920
                                               ------------
              ELECTRONICS -- 1.5%
    236,600   Thomson (France) (ADR).........     6,281,730
                                               ------------
              FINANCIAL SERVICES -- 5.7%
    213,000   CIT Group, Inc. ...............     9,759,660
    500,400   E*TRADE Financial Corp.*.......     7,480,980
     74,400   Legg Mason, Inc. ..............     5,450,544
     45,100   MoneyGram International,
                Inc. ........................       953,414
                                               ------------
                                                 23,644,598
                                               ------------
              FOOD AND BEVERAGE -- 2.8%
    182,500   Allied Domecq PLC (Great
                Britain) (ADR)(d)............     7,283,575
    113,500   Sysco Corp. ...................     4,332,295
                                               ------------
                                                 11,615,870
                                               ------------
              INSURANCE -- 5.6%
    218,000   Assurant, Inc. ................     6,659,900
     94,100   Everest Re Group, Ltd.
                (Bermuda)....................     8,427,596
    128,800   MBIA, Inc.(d)..................     8,150,464
                                               ------------
                                                 23,237,960
                                               ------------
              LEISURE AND RECREATION -- 4.8%
    273,100   Hilton Hotels Corp. ...........     6,210,294
    610,989   InterContinental Hotels Group
                PLC (Great Britain) (ADR)....     7,710,681
    109,000   Royal Caribbean Cruises, Ltd.
                (Liberia)(d).................     5,933,960
                                               ------------
                                                 19,854,935
                                               ------------
              MANUFACTURING -- 1.6%
     79,300   ITT Industries, Inc. ..........     6,696,885
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
    128,300   Omnicare, Inc.(d)..............     4,441,746
     79,300   WellPoint, Inc.*...............     9,119,500
                                               ------------
                                                 13,561,246
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.1%
     69,100   CR Bard, Inc. .................     4,421,018
                                               ------------
              OIL, COAL AND GAS -- 6.1%
    133,800   EnCana Corp. (Canada)..........     7,634,628
    128,800   Praxair, Inc. .................     5,686,520
    163,500   Questar Corp. .................     8,331,960
     69,100   Weatherford International, Ltd.
                (Bermuda)*...................     3,544,830
                                               ------------
                                                 25,197,938
                                               ------------
              PRINTING AND PUBLISHING -- 1.6%
    186,169   RR Donnelley & Sons
                Company(d)...................     6,569,904
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.1%
     89,200   CVS Corp. .....................  $  4,020,244
    307,200   Dollar Tree Stores, Inc.*(d)...     8,810,496
                                               ------------
                                                 12,830,740
                                               ------------
              RETAIL: RESTAURANTS -- 1.2%
    104,600   YUM! Brands, Inc. .............     4,935,028
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.7%
    196,500   Amdocs, Ltd. (Guernsey)*.......     5,158,125
    212,100   Corning, Inc.*.................     2,496,417
    312,100   UNOVA, Inc.*(d)................     7,893,009
                                               ------------
                                                 15,547,551
                                               ------------
              TOOLS -- 1.0%
     83,900   Stanley Works..................     4,110,261
                                               ------------
              TOYS -- 1.0%
    204,700   Mattel, Inc.(d)................     3,989,603
                                               ------------
              TRANSPORTATION -- 7.2%
    167,100   CNF, Inc. .....................     8,371,710
    188,300   CSX Corp. .....................     7,547,064
    181,200   Florida East Coast Industries,
                Inc. ........................     8,172,120
    163,500   Norfolk Southern Corp. ........     5,917,065
                                               ------------
                                                 30,007,959
                                               ------------
              UTILITIES: ELECTRIC -- 6.3%
    574,700   CenterPoint Energy, Inc.(d)....     6,494,110
    227,900   PG&E Corp.*....................     7,584,512
     74,300   PPL Corp. .....................     3,958,704
    123,900   TXU Corp.(d)...................     7,998,984
                                               ------------
                                                 26,036,310
                                               ------------
              UTILITIES: GAS -- 2.2%
    277,400   AGL Resources, Inc. ...........     9,220,776
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $339,994,770)..........   393,782,060
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 14.1%
$58,613,178   Securities Lending Collateral
                Investment (Note 4)
                (Cost $58,613,178)...........  $ 58,613,178
                                               ------------
              TOTAL SECURITIES
                (Cost $398,607,948)..........   452,395,238
                                               ------------
              REPURCHASE AGREEMENTS -- 5.5%
 22,804,390   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $22,807,963
                (Collateralized by various
                Small Business
                Administrations,
                4.77% -- 5.77%, due 05/25/16
                to 02/25/29, with a total
                value of $23,944,609) (Cost
                $22,804,390).................    22,804,390
                                               ------------
              Total Investments -- 114.6%
                (Cost $421,412,338)..........   475,199,628
              Liabilities less other
                assets -- (14.6)%............   (60,488,949)
                                               ------------
              NET ASSETS -- 100.0%...........  $414,710,679
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $422,114,504.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $54,444,932
    Gross unrealized depreciation...........   (1,359,808)
                                              -----------
    Net unrealized appreciation.............  $53,085,124
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.4%
              ADVERTISING -- 2.0%
     62,300   Getty Images, Inc.*(d).........  $  4,289,355
                                               ------------
              APPAREL: RETAIL -- 3.2%
     89,400   American Eagle Outfitters,
                Inc. ........................     4,210,740
     55,700   Chico's FAS, Inc.*(d)..........     2,536,021
                                               ------------
                                                  6,746,761
                                               ------------
              BROADCAST SERVICES/MEDIA -- 5.5%
     89,000   Cablevision Systems Corp. New
                York Group -- Class A*.......     2,216,100
     23,800   Pixar*(d)......................     2,037,518
    367,600   Sirius Satellite Radio,
                Inc.*(d).....................     2,812,140
    120,300   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)..........     4,525,686
                                               ------------
                                                 11,591,444
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 2.9%
     87,300   Alliance Data Systems Corp.*...     4,145,004
     68,800   Robert Half International,
                Inc. ........................     2,024,784
                                               ------------
                                                  6,169,788
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
    126,900   Cognos, Inc.*..................     5,591,214
     49,300   NAVTEQ Corp.*..................     2,285,548
                                               ------------
                                                  7,876,762
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.9%
    204,700   ATI Technologies, Inc.*........     3,969,133
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.0%
    199,810   Tempur-Pedic International,
                Inc.*........................     4,235,972
                                               ------------
              CONTAINERS AND PACKAGING -- 0.9%
     87,660   Owens-Illinois, Inc.*..........     1,985,499
                                               ------------
              ELECTRONICS -- 4.0%
     32,000   Harman International
                Industries, Inc. ............     4,064,000
    129,200   Trimble Navigation, Ltd.*......     4,268,768
                                               ------------
                                                  8,332,768
                                               ------------
              FINANCIAL SERVICES -- 6.4%
     96,000   Doral Financial Corp. .........     4,728,000
     63,700   Legg Mason, Inc. ..............     4,666,662
     64,300   T. Rowe Price Group, Inc. .....     3,999,460
                                               ------------
                                                 13,394,122
                                               ------------
              INTERNET SERVICES -- 8.6%
    124,700   Juniper Networks, Inc.*........     3,390,593
     82,300   Macromedia, Inc.*..............     2,561,176
    159,700   Monster Worldwide, Inc.*(d)....     5,372,308
    198,900   VeriSign, Inc.*................     6,667,128
                                               ------------
                                                 17,991,205
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 3.0%
     83,600   Brunswick Corp. ...............  $  4,138,200
     89,000   Scientific Games Corp. -- Class
                A*...........................     2,121,760
                                               ------------
                                                  6,259,960
                                               ------------
              MACHINERY -- 3.3%
    141,800   Rockwell Automation, Inc. .....     7,026,190
                                               ------------
              MANUFACTURING -- 2.0%
     75,500   Zebra Technologies Corp. --
                Class A*.....................     4,249,140
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 9.3%
     30,700   Beckman Coulter, Inc. .........     2,056,593
    101,800   CR Bard, Inc. .................     6,513,164
     88,300   Kinetic Concepts, Inc.*........     6,737,290
     53,960   Zimmer Holdings, Inc.*.........     4,323,275
                                               ------------
                                                 19,630,322
                                               ------------
              OIL, COAL AND GAS -- 11.2%
     68,424   Bill Barrett Corp.*(d).........     2,188,884
     63,200   Chesapeake Energy Corp. .......     1,042,800
    112,300   Diamond Offshore Drilling,
                Inc.(d)......................     4,497,615
     62,300   EOG Resources, Inc. ...........     4,445,728
     93,900   Massey Energy Company..........     3,281,805
     92,300   Noble Corp.*...................     4,591,002
     92,200   Quicksilver Resources,
                Inc.*(d).....................     3,391,116
                                               ------------
                                                 23,438,950
                                               ------------
              PHARMACEUTICALS -- 2.0%
    151,000   MGI Pharma, Inc.*(d)...........     4,229,510
                                               ------------
              REAL ESTATE DEVELOPMENT AND MANAGEMENT
                SERVICES -- 1.2%
     71,940   CB Richard Ellis Group, Inc. --
                Class A*.....................     2,413,587
                                               ------------
              RESEARCH AND DEVELOPMENT -- 2.3%
    106,900   Eyetech Pharmaceuticals,
                Inc.*(d).....................     4,863,950
                                               ------------
              RETAIL -- 4.1%
    144,000   MSC Industrial Direct Company,
                Inc. -- Class A..............     5,181,120
     99,700   Williams-Sonoma, Inc.*(d)......     3,493,488
                                               ------------
                                                  8,674,608
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.5%
     50,000   Fisher Scientific
                International, Inc.*.........     3,119,000
                                               ------------
              SEMICONDUCTORS -- 3.9%
    126,800   Broadcom Corp. -- Class A*.....     4,093,104
    104,100   Cree, Inc.*(d).................     4,172,328
                                               ------------
                                                  8,265,432
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 12.4%
    429,700   Alamosa Holdings, Inc.*(d).....  $  5,358,359
    173,400   American Tower Corp. -- Class
                A*...........................     3,190,560
    241,900   Comverse Technology, Inc.*.....     5,914,455
    101,900   Harris Corp. ..................     6,296,401
    133,500   Polycom, Inc.*.................     3,113,220
     36,000   SpectraSite, Inc.*.............     2,084,400
                                               ------------
                                                 25,957,395
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $174,220,885)................   204,710,853
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 24.0%
$50,393,267   Securities Lending Collateral
                Investment (Note 4)
                (Cost $50,393,267)...........    50,393,267
                                               ------------
              TOTAL SECURITIES (Cost
                $224,614,152)................   255,104,120
                                               ------------
              REPURCHASE AGREEMENTS -- 2.4%
  5,082,338   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $5,083,134
                (Collateralized by Freddie
                Mac, 3.49%, due 12/15/23,
                with a value of $5,339,288)
                (Cost $5,082,338)............     5,082,338
                                               ------------
              Total Investments -- 123.8%
                (Cost $229,696,490)..........   260,186,458
              Liabilities less other
                assets -- (23.8)%............   (50,085,586)
                                               ------------
              NET ASSETS -- 100.0%...........  $210,100,872
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $229,935,908.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $31,179,298
    Gross unrealized depreciation...........     (928,748)
                                              -----------
    Net unrealized appreciation.............  $30,250,550
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.3%
              ADVERTISING -- 5.5%
    322,650   Catalina Marketing Corp. ......  $  9,560,120
                                               ------------
              AGRICULTURE -- 4.3%
    268,950   Delta and Pine Land Company....     7,336,956
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 1.4%
    175,650   Exide Technologies*............     2,420,457
                                               ------------
              BANKS -- 5.3%
    137,225   Commercial Federal Corp. ......     4,076,954
     54,975   First Financial Bancorp........       962,063
     80,000   Provident Financial Services,
                Inc. ........................     1,549,600
     45,425   UMB Financial Corp. ...........     2,573,781
                                               ------------
                                                  9,162,398
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 8.7%
    327,350   CSG Systems International,
                Inc.*........................     6,121,445
    349,500   Dendrite International,
                Inc.*........................     6,780,299
    104,700   FTI Consulting, Inc.*..........     2,206,029
                                               ------------
                                                 15,107,773
                                               ------------
              CHEMICALS -- 3.8%
     35,000   Cabot Microelectronics
                Corp.*(d)....................     1,401,750
    311,450   Tetra Tech, Inc.*..............     5,213,673
                                               ------------
                                                  6,615,423
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.5%
    266,325   Gartner, Inc. --  Class
                A*(d)........................     3,318,410
     92,125   Gartner, Inc. --  Class B*.....     1,132,216
    105,800   Keane, Inc.*...................     1,555,260
                                               ------------
                                                  6,005,886
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
     65,600   Black Box Corp. ...............     3,150,112
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.2%
    131,425   Blyth, Inc. ...................     3,884,923
                                               ------------
              EDUCATION -- 1.7%
    167,200   DeVry, Inc.*(d)................     2,902,592
                                               ------------
              ELECTRONICS -- 2.0%
    146,750   Belden CDT, Inc.(d)............     3,404,600
                                               ------------
              FINANCIAL SERVICES -- 7.4%
    245,400   Investment Technology Group,
                Inc.*........................     4,907,999
    139,662   Raymond James Financial,
                Inc. ........................     4,326,729
    148,200   Waddell & Reed Financial,
                Inc. -- Class A..............     3,540,498
                                               ------------
                                                 12,775,226
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 6.9%
    155,100   Horace Mann Educators Corp. ...  $  2,959,308
    135,925   Infinity Property & Casualty
                Corp. .......................     4,784,559
    331,225   Phoenix Companies, Inc.(d).....     4,140,313
                                               ------------
                                                 11,884,180
                                               ------------
              INTERNET SERVICES -- 2.8%
    415,875   EarthLink, Inc.*...............     4,790,880
                                               ------------
              LEISURE AND RECREATION -- 4.4%
    193,550   Speedway Motorsports, Inc. ....     7,583,289
                                               ------------
              MANUFACTURING -- 9.1%
    251,900   Acuity Brands, Inc. ...........     8,010,419
    145,750   Crane Company..................     4,203,430
    171,175   Tredegar Corp. ................     3,459,447
                                               ------------
                                                 15,673,296
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.4%
    117,200   LifePoint Hospitals,
                Inc.*(d).....................     4,080,904
                                               ------------
              OIL, COAL AND GAS -- 5.3%
     98,400   Forest Oil Corp.*..............     3,121,248
     90,425   Oceaneering International,
                Inc.*........................     3,374,661
     76,150   Tidewater, Inc.(d).............     2,711,702
                                               ------------
                                                  9,207,611
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.9%
    102,262   Rayonier, Inc. ................     5,001,634
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      2,525   Avatar Holdings, Inc.*(d)......       121,453
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.6%
     76,850   Post Properties, Inc. .........     2,682,065
                                               ------------
              RETAIL -- 2.6%
    214,725   Big Lots, Inc.*(d).............     2,604,614
     92,900   Pier 1 Imports, Inc. ..........     1,830,130
                                               ------------
                                                  4,434,744
                                               ------------
              RUBBER PRODUCTS -- 1.7%
     16,250   Bandag, Inc.(d)................       809,413
     47,150   Bandag, Inc. --  Class A.......     2,184,459
                                               ------------
                                                  2,993,872
                                               ------------
              SECURITY SERVICES -- 2.8%
    124,525   The Brink's Company............     4,921,228
                                               ------------
              SEMICONDUCTORS -- 1.9%
    413,050   Axcelis Technologies, Inc.*....     3,358,097
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.7%
    351,475   Callaway Golf Company..........     4,744,913
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.5%
    156,125   Commonwealth Telephone
                Enterprises, Inc.*(d)........  $  7,753,168
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $140,146,799)..........   171,557,800
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 12.8%
$22,031,456   Securities Lending Collateral
                Investment (Note 4)
                (Cost $22,031,456)...........    22,031,456
                                               ------------
              TOTAL SECURITIES
                (Cost $162,178,255)..........   193,589,256
                                               ------------
              REPURCHASE AGREEMENTS -- 0.8%
  1,367,599   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $1,367,813
                (Collateralized by Small
                Business Administration,
                5.63%, due 09/25/15, with a
                value of $1,435,979) (Cost
                $1,367,599)..................     1,367,599
                                               ------------
              Total Investments -- 112.9%
                (Cost $163,545,854)..........   194,956,855
              Liabilities less other
                assets -- (12.9)%............   (22,220,906)
                                               ------------
              NET ASSETS -- 100.0%...........  $172,735,949
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $163,686,491.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $32,358,280
    Gross unrealized depreciation...........   (1,087,916)
                                              -----------
    Net unrealized appreciation.............  $31,270,364
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.0%
               ADVERTISING -- 0.7%
      86,200   ADVO, Inc. .................  $    3,073,030
      60,200   Catalina Marketing Corp. ...       1,783,726
      50,500   R.H. Donnelley Corp.*(d)....       2,982,025
      61,800   Ventiv Health, Inc.*........       1,255,776
                                             --------------
                                                  9,094,557
                                             --------------
               AEROSPACE AND DEFENSE -- 0.9%
       6,600   ARGON ST, Inc.*.............         233,970
      41,300   B/E Aerospace, Inc.*........         480,732
      58,700   Curtiss-Wright
                 Corp. -- Class B..........       3,302,462
      57,580   DRS Technologies, Inc.*.....       2,459,242
       3,900   Ducommun, Inc.*.............          81,315
       2,800   Innovative Solutions and
                 Support, Inc.*............          93,408
      57,200   Moog, Inc. -- Class A*......       2,594,020
     162,000   Orbital Sciences
                 Corp.*(d).................       1,916,460
                                             --------------
                                                 11,161,609
                                             --------------
               AIRLINES -- 0.5%
     197,700   AirTran Holdings,
                 Inc.*(d)..................       2,115,390
      12,100   Alaska Air Group, Inc.*.....         405,229
      61,400   America West Holdings
                 Corp. -- Class B*(d)......         404,012
     169,600   ExpressJet Holdings,
                 Inc.*.....................       2,184,448
      33,800   Pinnacle Airlines Corp.*....         471,172
                                             --------------
                                                  5,580,251
                                             --------------
               APPAREL: MANUFACTURING -- 1.7%
     292,900   Ashworth, Inc.*.............       3,189,681
      83,200   Gildan Activewear, Inc. --
                 Class A*..................       2,827,968
      46,900   Guess?, Inc.*...............         588,595
      37,100   Hartmarx Corp.*.............         288,267
      15,000   Kellwood Company............         517,500
      76,400   Oxford Industries, Inc. ....       3,155,320
     149,700   Phillips-Van Heusen
                 Corp. ....................       4,041,900
      14,500   Skechers USA, Inc. -- Class
                 A*........................         187,920
     238,230   The Warnaco Group, Inc.*....       5,145,768
      38,400   Wolverine World Wide,
                 Inc. .....................       1,206,528
                                             --------------
                                                 21,149,447
                                             --------------
               APPAREL: RETAIL -- 2.6%
      25,200   Aeropostale, Inc.*..........         741,636
     268,875   Cache, Inc.*................       4,845,128
     103,300   Cato Corp. -- Class A.......       2,977,106
     196,350   Charlotte Russe Holding,
                 Inc.*.....................       1,983,135
      90,300   Claire's Stores, Inc. ......       1,918,875
       7,300   Genesco, Inc.*..............         227,322
     271,860   Jos. A. Bank Clothiers,
                 Inc.*(d)..................       7,693,638
     154,800   New York & Company, Inc.*...       2,557,296

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: RETAIL (CONTINUED)
      84,600   Shoe Carnival, Inc.*........  $    1,099,800
     133,600   Stage Stores, Inc.*(d)......       5,547,072
      52,600   Stein Mart, Inc.*...........         897,356
      59,100   The Men's Wearhouse,
                 Inc.*.....................       1,888,836
                                             --------------
                                                 32,377,200
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.4%
       3,800   Arctic Cat, Inc. ...........         100,776
      40,500   Monaco Coach Corp. .........         833,085
      25,700   Polaris Industries, Inc. ...       1,748,114
      61,900   Winnebago Industries,
                 Inc.(d)...................       2,417,814
                                             --------------
                                                  5,099,789
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.1%
      64,800   Modine Manufacturing
                 Company...................       2,188,296
     176,000   O'Reilly Automotive,
                 Inc.*(d)..................       7,928,800
     190,600   Spartan Motors, Inc. .......       2,273,858
      56,800   Tenneco Automotive, Inc.*...         979,232
      31,100   Titan International,
                 Inc.(d)...................         469,610
                                             --------------
                                                 13,839,796
                                             --------------
               BANKS -- 5.6%
       7,000   ABC Bancorp.................         147,000
      76,100   AMCORE Financial, Inc. .....       2,448,898
       4,290   AmericanWest Bancorp*.......          86,873
      97,900   Astoria Financial Corp. ....       3,913,062
       1,400   BancFirst Corp. ............         110,572
      17,500   BancorpSouth, Inc. .........         426,475
     147,323   BankUnited Financial
                 Corp. -- Class A*.........       4,706,969
     104,906   Banner Corp. ...............       3,272,018
       5,400   Camden National Corp. ......         212,814
       3,200   Capital Crossing Bank*......          98,208
     139,900   Cathay General Bancorp......       5,246,249
      15,900   City Holding Company........         576,216
      16,200   Columbia Banking System,
                 Inc. .....................         404,838
      27,800   Commercial Federal Corp. ...         825,938
       8,000   Community Trust Bancorp,
                 Inc. .....................         258,880
      17,700   Corus Bankshares, Inc. .....         849,777
      23,000   First BanCorp. .............       1,460,730
       7,800   First Charter Corp. ........         204,126
       2,600   First Citizens Bancshares,
                 Inc. -- Class A...........         385,450
      15,300   First Financial Bancorp.....         267,750
       2,500   First Financial Bankshares,
                 Inc. .....................         112,025
      65,200   First Midwest Bancorp,
                 Inc. .....................       2,366,108
       9,600   First Place Financial
                 Corp. ....................         214,944
       6,700   First Republic Bank.........         355,100
      21,600   FirstFed Financial Corp.*...       1,120,392

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      16,500   Flushing Financial Corp. ...  $      330,990
      89,400   Fremont General Corp.(d)....       2,251,092
       9,100   Frontier Financial Corp. ...         351,351
      19,600   Hancock Holding Company.....         655,816
      39,100   Hibernia Corp. -- Class A...       1,153,841
      57,211   Hudson United Bancorp.......       2,252,969
       3,200   Independent Bank Corp.
                 (Massachusetts)...........         108,000
       9,800   Independent Bank Corp.
                 (Michigan)................         292,334
      28,100   IndyMac Bancorp, Inc. ......         968,045
      24,500   Irwin Financial Corp. ......         695,555
       5,500   ITLA Capital Corp.*.........         323,345
       6,195   MainSource Financial Group,
                 Inc. .....................         147,937
       3,200   MB Financial, Inc. .........         134,880
       6,700   MBT Financial Corp. ........         155,909
       4,400   Mid-State Bancshares........         126,060
     117,400   Nara Bancorp, Inc. .........       2,497,098
       5,300   NBC Capital Corp. ..........         140,821
     192,500   NewAlliance Bancshares,
                 Inc. .....................       2,945,250
       8,000   Old Second Bancorp, Inc. ...         255,040
      15,180   Oriental Financial Group,
                 Inc. .....................         429,746
       5,100   People's Holding Company....         168,810
       8,900   PFF Bancorp, Inc. ..........         412,337
      55,420   PrivateBancorp, Inc. .......       1,786,187
       4,400   Provident Bankshares
                 Corp. ....................         160,028
      50,100   R&G Financial Corp. -- Class
                 B.........................       1,947,888
       2,100   S&T Bancorp, Inc. ..........          79,149
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         141,821
       8,900   Santander BanCorp...........         268,424
       3,360   SCBT Financial Corp. .......         112,795
      65,950   Signature Bank*.............       2,134,142
      27,600   Silicon Valley
                 Bancshares*...............       1,237,032
       7,000   Simmons First National
                 Corp. -- Class A..........         202,650
       4,830   Southside Bancshares,
                 Inc. .....................         110,366
      90,510   Southwest Bancorp of Texas,
                 Inc. .....................       2,107,978
       3,465   State Bancorp, Inc. ........          95,288
       3,600   State Financial Services
                 Corp. -- Class A..........         108,360
       7,950   Sterling Bancorp............         224,588
       4,900   Sterling Financial Corp.
                 (Pennsylvania)............         140,483
       5,300   Suffolk Bancorp.............         184,599
      27,600   Susquehanna Bancshares,
                 Inc. .....................         688,620
     276,150   Texas Capital Bancshares,
                 Inc.*.....................       5,970,362
      14,700   Trustmark Corp. ............         456,729
       2,000   Uninvest Corp. of
                 Pennsylvania..............          92,040

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       2,100   Union Bankshares Corp. .....  $       80,703
      21,500   United Community Financial
                 Corp. ....................         240,800
       9,100   USB Holding Company,
                 Inc. .....................         226,590
      13,600   WesBanco, Inc. .............         434,792
       6,800   West Coast Bancorp..........         172,788
      25,900   Westamerica Bancorp.........       1,510,229
       4,500   Western Sierra Bancorp*.....         172,598
       6,300   WSFS Financial Corp. .......         380,016
                                             --------------
                                                 68,336,683
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.3%
       8,700   Emmis Communications
                 Corp. -- Class A*.........         166,953
      66,400   Insight Communications
                 Company, Inc. -- Class
                 A*(d).....................         615,528
      18,700   Journal Communications,
                 Inc. -- Class A...........         337,909
       9,900   Nexstar Broadcasting Group,
                 Inc. -- Class A*..........          91,278
      71,900   Sinclair Broadcast Group --
                 Class A...................         662,199
      48,300   Spanish Broadcasting System,
                 Inc. -- Class A*..........         510,048
       8,700   The Liberty Corp. ..........         382,452
      13,200   World Wrestling
                 Entertainment, Inc. ......         160,116
      36,500   Young Broadcasting, Inc. --
                 Class A*..................         385,440
                                             --------------
                                                  3,311,923
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.2%
      44,200   Administaff, Inc.*..........         557,362
       6,900   Ambassadors Group, Inc. ....         245,709
      14,700   Angelica Corp. .............         397,635
      48,600   Dendrite International,
                 Inc.*.....................         942,840
       6,500   DiamondCluster
                 International, Inc.*......          93,145
      90,900   Gevity HR, Inc. ............       1,868,904
     163,390   Global Payments, Inc.(d)....       9,564,851
     180,640   Image Entertainment,
                 Inc.*(d)..................       1,073,002
      20,300   John H. Harland Company.....         732,830
      58,580   Kelly Services,
                 Inc. -- Class A...........       1,767,944
     258,440   Kforce, Inc.*...............       2,868,684
     255,510   Korn/Ferry
                 International*(d).........       5,301,833
     128,300   Labor Ready, Inc.*..........       2,170,836
     106,400   MAXIMUS, Inc.*..............       3,311,168
      97,820   Navigant Consulting,
                 Inc.*.....................       2,602,012
     177,240   Niku Corp.*.................       3,573,158
      12,300   Pomeroy IT Solutions,
                 Inc.*.....................         187,083
      20,000   SOURCECORP, Inc.*...........         382,200

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      78,300   TeleTech Holdings, Inc.*....  $      758,727
       7,200   UniFirst Corp. .............         203,616
      14,700   Vertrue, Inc.*..............         555,219
                                             --------------
                                                 39,158,758
                                             --------------
               CHEMICALS -- 1.3%
     163,600   Airgas, Inc. ...............       4,337,036
      25,200   Albemarle Corp. ............         975,492
      54,000   Compass Minerals
                 International, Inc. ......       1,308,420
      62,100   FMC Corp.*..................       2,999,430
      28,500   Georgia Gulf Corp. .........       1,419,300
      40,500   MacDermid, Inc. ............       1,462,050
      19,400   NewMarket Corp.*............         386,060
      64,600   PolyOne Corp.*..............         585,276
      86,000   Terra Industries,
                 Inc.*(d)..................         763,680
      37,800   The Valspar Corp. ..........       1,890,378
                                             --------------
                                                 16,127,122
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         169,830
                                             --------------
               COMMERCIAL SERVICES -- 0.5%
      53,470   Chemed Corp. ...............       3,588,371
       3,600   Euronet Worldwide, Inc.*....          93,672
     118,180   Providence Service Corp.*...       2,478,235
                                             --------------
                                                  6,160,278
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 4.9%
     194,870   Activision, Inc.*...........       3,932,477
       7,500   Ansoft Corp.*...............         151,500
      33,300   ANSYS, Inc.*................       1,067,598
      99,550   Avid Technology, Inc.*......       6,147,212
     376,800   Checkpoint Systems, Inc.*...       6,801,239
      29,200   Covansys Corp.*.............         446,760
     275,350   Embarcadero Technologies,
                 Inc.*.....................       2,591,044
     174,750   Epicor Software Corp.*......       2,462,228
      51,900   FARO Technologies, Inc.*....       1,618,242
     128,180   Infocrossing, Inc.*(d)......       2,170,087
      74,400   Intergraph Corp.*(d)........       2,003,592
     117,300   Keane, Inc.*................       1,724,310
     109,950   M-Systems Flash Disk
                 Pioneers, Ltd.*(d)........       2,168,214
     137,080   Macrovision Corp.*..........       3,525,698
      90,250   Merge Technologies,
                 Inc.*(d)..................       2,008,063
      28,300   MTS Systems Corp. ..........         956,823
      64,740   Open Solutions, Inc.*.......       1,680,650
       5,400   Progress Software Corp.*....         126,090
      12,600   Quest Software, Inc.*.......         200,970
       5,000   Renaissance Learning,
                 Inc. .....................          92,800

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      29,400   SERENA Software, Inc.*......  $      636,216
     181,730   Smith Micro Software,
                 Inc.*(d)..................       1,626,484
      22,900   SS&C Technologies, Inc. ....         472,885
      57,400   Sybase, Inc.*...............       1,145,130
     350,450   Synplicity, Inc.*...........       2,074,664
     234,600   THQ, Inc.*..................       5,381,724
      16,600   Tier Technologies, Inc. --
                 Class B*..................         153,550
      40,000   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................         794,000
      48,300   Tyler Technologies, Inc.*...         403,788
     421,060   Wind River Systems, Inc.*...       5,705,363
                                             --------------
                                                 60,269,401
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.4%
     102,300   Adaptec, Inc.*..............         776,457
      77,900   Black Box Corp. ............       3,740,758
     137,500   Electronics For Imaging,
                 Inc.*.....................       2,393,875
     792,130   Gateway, Inc.*..............       4,760,701
      90,950   Knoll, Inc.*................       1,591,625
     103,470   Mercury Computer Systems,
                 Inc.*(d)..................       3,070,990
      30,100   RadiSys Corp.*..............         588,455
                                             --------------
                                                 16,922,861
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.4%
      67,100   Agilysys, Inc. .............       1,150,094
      45,700   Brookfield Homes Corp. .....       1,549,230
     181,600   Dycom Industries, Inc.*.....       5,542,432
      24,300   Eagle Materials, Inc. ......       2,098,305
       9,100   Genlyte Group, Inc.*........         779,688
     188,600   Hovnanian Enterprises,
                 Inc. -- Class A*..........       9,339,472
      57,300   Meritage Corp.*.............       6,457,710
      80,100   Simpson Manufacturing
                 Company, Inc. ............       2,795,490
      80,350   Standard Pacific Corp. .....       5,153,649
       7,400   Universal Forest Products,
                 Inc. .....................         321,160
      15,700   USG Corp.*(d)...............         632,239
      53,700   Walter Industries,
                 Inc.(d)...................       1,811,301
      13,100   Washington Group
                 International, Inc.*......         540,375
     136,000   WCI Communities, Inc.*(d)...       3,998,400
                                             --------------
                                                 42,169,545
                                             --------------
               CONSUMER GOODS AND SERVICES -- 1.4%
      33,300   Chattem, Inc.*..............       1,102,230
       6,000   CSS Industries, Inc. .......         190,560
     188,020   Fossil, Inc.*...............       4,820,833
      47,100   Herbalife, Ltd.*............         765,375
     128,100   NBTY, Inc.*.................       3,075,681

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
      40,600   The Scotts Company -- Class
                 A*........................  $    2,984,912
     137,700   Yankee Candle Company,
                 Inc.*.....................       4,568,886
                                             --------------
                                                 17,508,477
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         162,400
      14,700   Silgan Holdings, Inc. ......         896,112
                                             --------------
                                                  1,058,512
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      14,200   The Geo Group, Inc.*........         377,436
                                             --------------
               DISTRIBUTION -- 2.3%
     122,970   Beacon Roofing Supply,
                 Inc.*.....................       2,442,184
       8,000   Building Materials Holding
                 Corp. ....................         306,320
      13,600   Handleman Company...........         292,128
     175,040   Hughes Supply, Inc. ........       5,662,544
      18,000   Nu Skin Enterprises, Inc. --
                 Class A...................         456,840
     169,300   United Stationers, Inc.*....       7,821,660
      90,900   Universal Corp. ............       4,348,656
     130,500   Watsco, Inc. ...............       4,596,210
      71,700   WESCO International,
                 Inc.*.....................       2,125,188
                                             --------------
                                                 28,051,730
                                             --------------
               DIVERSIFIED SERVICES -- 0.1%
      20,100   Resource America, Inc. --
                 Class A...................         653,250
                                             --------------
               EDUCATION -- 0.2%
      58,410   Laureate Education, Inc.*...       2,575,297
                                             --------------
               ELECTRONICS -- 3.4%
     247,050   Artesyn Technologies,
                 Inc.*.....................       2,791,665
      73,770   BEI Technologies, Inc. .....       2,278,018
     202,349   Belden CDT, Inc.(d).........       4,694,497
     131,650   Benchmark Electronics,
                 Inc.*.....................       4,489,265
      16,600   Electro Scientific
                 Industries, Inc.*.........         328,016
       2,700   Excel Technology, Inc.*.....          70,200
     139,800   FLIR Systems, Inc.*.........       8,917,842
      23,600   Methode Electronics, Inc. --
                 Class A...................         303,260
      63,900   Nam Tai Electronics,
                 Inc. .....................       1,230,075
      56,800   Park Electrochemical
                 Corp. ....................       1,231,424
     322,000   Sanmina-SCI Corp.*..........       2,727,340
     120,600   Sonic Solutions*(d).........       2,706,264
     360,200   SRS Labs, Inc.*.............       2,251,610
      15,000   Stoneridge, Inc.*...........         226,950

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS (CONTINUED)
      87,700   Technitrol, Inc.*...........  $    1,596,140
      47,400   Thomas & Betts Corp.*(d)....       1,457,550
     144,260   Trimble Navigation, Ltd.*...       4,766,350
                                             --------------
                                                 42,066,466
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
     238,600   Allied Waste Industries,
                 Inc.*.....................       2,214,208
      14,300   Duratek, Inc.*..............         356,213
       3,600   Metal Management, Inc. .....          96,732
                                             --------------
                                                  2,667,153
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.3%
      72,600   Aaron Rents, Inc. ..........       1,815,000
       9,700   Electro Rent Corp.*.........         138,031
     100,490   Marlin Business Services,
                 Inc.*.....................       1,909,310
                                             --------------
                                                  3,862,341
                                             --------------
               FINANCIAL SERVICES -- 2.9%
      98,900   Accredited Home Lenders
                 Holding Company*..........       4,913,352
     101,900   American Capital Strategies,
                 Ltd.(d)...................       3,398,365
     268,400   AmeriCredit Corp.*..........       6,562,380
      30,800   CompuCredit Corp.*..........         842,072
      95,500   Eaton Vance Corp. ..........       4,980,325
      38,100   Financial Federal Corp. ....       1,493,520
     130,500   Jefferies Group, Inc. ......       5,256,540
      59,300   Metris Companies, Inc.*.....         756,075
      17,700   Nelnet, Inc. -- Class A*....         476,661
     128,900   Raymond James Financial,
                 Inc. .....................       3,993,322
      14,800   The Student Loan Corp. .....       2,723,200
       4,600   World Acceptance Corp.*.....         126,546
                                             --------------
                                                 35,522,358
                                             --------------
               FOOD AND BEVERAGE -- 0.6%
      32,000   Boston Beer Company, Inc. --
                 Class A*..................         680,640
      44,600   Chiquita Brands
                 International, Inc. ......         983,876
     105,300   John B. Sanfilippo & Son,
                 Inc.*.....................       2,714,634
      10,300   M&F Worldwide Corp.*........         140,286
      11,000   Nash Finch Company..........         415,360
       9,200   Sanderson Farms, Inc. ......         398,176
      58,900   Sensient Technologies
                 Corp. ....................       1,413,011
                                             --------------
                                                  6,745,983
                                             --------------
               FUNERAL SERVICES -- 0.1%
      62,700   Alderwoods Group, Inc.*.....         713,526
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 4.9%
     146,150   Affirmative Insurance
                 Holdings, Inc. ...........  $    2,461,166
       2,100   AmerUs Group Company(d).....          95,130
     264,000   Assured Guaranty, Ltd. .....       5,192,880
     154,400   Delphi Financial Group,
                 Inc. -- Class A...........       7,125,559
       9,100   FPIC Insurance Group,
                 Inc.*(d)..................         321,958
     107,060   Infinity Property & Casualty
                 Corp. ....................       3,768,512
     108,700   IPC Holdings, Ltd. .........       4,729,537
      54,700   LandAmerica Financial Group,
                 Inc.(d)...................       2,949,971
      88,800   Philadelphia Consolidated
                 Holding Corp.*............       5,873,232
     143,700   Platinum Underwriters
                 Holdings, Inc. ...........       4,469,070
      47,300   Protective Life Corp. ......       2,019,237
     114,200   Reinsurance Group of
                 America, Inc. ............       5,532,990
      38,800   Stewart Information Services
                 Corp. ....................       1,616,020
      68,600   The Commerce Group, Inc. ...       4,187,344
     271,000   Tower Group, Inc. ..........       3,252,000
      64,500   UICI........................       2,186,550
      17,900   United Fire & Casualty
                 Company...................         603,409
     265,800   Universal American Financial
                 Corp.*....................       4,111,926
                                             --------------
                                                 60,496,491
                                             --------------
               INTERNET SERVICES -- 4.8%
      68,500   Akamai Technologies,
                 Inc.*(d)..................         892,555
      95,200   Ask Jeeves, Inc.*(d)........       2,546,600
     124,960   Avocent Corp.*..............       5,063,379
     617,510   CNET Networks, Inc.*(d).....       6,934,637
     380,445   Digitas, Inc.*..............       3,633,250
     200,700   EarthLink, Inc.*............       2,312,064
      55,900   Equinix, Inc.*..............       2,389,166
       6,000   F5 Networks, Inc.*..........         292,320
     111,530   InfoSpace, Inc.*(d).........       5,303,252
      34,300   Internet Security Systems,
                 Inc.*.....................         797,475
      85,510   j2 Global Communications,
                 Inc.*(d)..................       2,950,095
      56,674   Jupitermedia Corp.*.........       1,347,708
     281,610   Keynote Systems, Inc.*......       3,920,011
      17,300   Priceline.com, Inc.*(d).....         408,107
     135,770   RADVision, Ltd.*(d).........       1,832,895
      72,620   RADWARE, Ltd.*..............       1,897,561
     275,220   RSA Security, Inc.*.........       5,520,913
      99,450   SafeNet, Inc.*..............       3,653,793
     186,900   SonicWALL, Inc.*............       1,181,208

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
     175,580   ValueClick, Inc.*...........  $    2,340,481
      15,700   Verity, Inc.*...............         205,984
      59,600   Websense, Inc.*.............       3,022,912
                                             --------------
                                                 58,446,366
                                             --------------
               LEISURE AND RECREATION -- 1.7%
      42,500   Choice Hotels International,
                 Inc. .....................       2,465,000
     310,300   Interstate Hotels & Resorts,
                 Inc.*.....................       1,663,208
      21,400   Mikohn Gaming Corp.*........         218,708
     220,950   Pinnacle Entertainment,
                 Inc.*.....................       4,370,391
     207,640   Scientific Games Corp. --
                 Class A*..................       4,950,138
      35,400   Shuffle Master, Inc.*(d)....       1,667,340
      55,400   Sunterra Corp.*(d)..........         777,816
     129,600   WMS Industries, Inc.*(d)....       4,346,784
                                             --------------
                                                 20,459,385
                                             --------------
               MACHINERY -- 1.3%
      98,700   Albany International
                 Corp. -- Class A..........       3,470,292
      49,800   Applied Industrial
                 Technologies, Inc. .......       1,364,520
      20,500   Astec Industries, Inc.*.....         352,805
      17,700   Blount International,
                 Inc.*.....................         308,334
     109,440   Joy Global, Inc.(d).........       4,752,979
     149,100   Kadant, Inc.*...............       3,056,550
      10,300   Middleby Corp. .............         522,416
      45,100   Terex Corp.*................       2,149,015
                                             --------------
                                                 15,976,911
                                             --------------
               MANUFACTURING -- 2.7%
      91,300   Acuity Brands, Inc. ........       2,903,340
      51,500   AptarGroup, Inc. ...........       2,718,170
      16,500   Briggs & Stratton
                 Corp.(d)..................         686,070
      30,600   C&D Technologies, Inc. .....         521,424
      70,100   Carlisle Companies, Inc. ...       4,550,891
      24,280   Ceradyne, Inc.*(d)..........       1,389,059
       7,300   CIRCOR International,
                 Inc. .....................         169,068
      44,400   Coherent, Inc.*.............       1,351,536
      97,500   Deswell Industries, Inc. ...       2,410,103
      43,500   Engineered Support Systems,
                 Inc.(d)...................       2,576,070
      16,800   Griffon Corp.*..............         453,600
      58,140   Harsco Corp. ...............       3,240,724
      14,700   II-VI, Inc.*................         624,603
     470,340   Jacuzzi Brands, Inc.*.......       4,091,958
     105,110   Kaydon Corp. ...............       3,470,732
      22,200   Lincoln Electric Holdings,
                 Inc. .....................         766,788

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
       4,800   Penn Engineering &
                 Manufacturing Corp. ......  $       86,880
      33,600   Rayovac Corp.*..............       1,026,816
       9,200   Steinway Musical
                 Instruments, Inc.*........         266,248
      14,300   TTM Technologies, Inc.*.....         168,740
      16,400   Vicor Corp. ................         215,004
                                             --------------
                                                 33,687,824
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
     132,500   Accredo Health, Inc.*.......       3,672,900
      94,520   America Service Group,
                 Inc.*.....................       2,530,300
      25,500   AMERIGROUP Corp.*...........       1,929,330
      27,300   AMN Healthcare Services,
                 Inc.*(d)..................         434,343
     107,100   AmSurg Corp.*...............       3,163,734
      17,500   Cambrex Corp. ..............         474,250
      46,200   CorVel Corp.*...............       1,237,236
     128,700   Covance, Inc.*..............       4,987,124
     150,560   Cypress Bioscience, Inc.*...       2,116,874
      31,500   ICON plc (ADR)*.............       1,217,475
      79,500   Kindred Healthcare, Inc.*...       2,381,025
     107,340   LabOne, Inc.*(d)............       3,439,174
     116,460   LifePoint Hospitals,
                 Inc.*(d)..................       4,055,137
      22,000   PDI, Inc.*..................         490,160
      11,600   Per-Se Technologies,
                 Inc.*.....................         183,628
      99,760   Psychiatric Solutions,
                 Inc.*.....................       3,647,226
       8,700   Quality Systems, Inc.*......         520,260
      36,000   RehabCare Group, Inc.*......       1,007,640
      16,100   Res-Care, Inc.*.............         245,042
      54,700   Sierra Health Services,
                 Inc.*(d)..................       3,014,517
                                             --------------
                                                 40,747,375
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 6.5%
     155,200   Abaxis, Inc.*...............       2,248,848
     145,400   Advanced Medical Optics,
                 Inc.*(d)..................       5,981,756
      51,450   Advanced Neuromodulation
                 Systems, Inc.*(d).........       2,030,217
     117,700   Align Technology, Inc.*.....       1,265,275
      20,000   American Medical Systems
                 Holdings, Inc.*...........         836,200
     203,510   ArthroCare Corp.*(d)........       6,524,530
      59,800   Candela Corp.*..............         679,328
     144,100   Closure Medical Corp.*......       2,809,950
     173,040   Cooper Companies, Inc.(d)...      12,214,893
      34,500   Dade Behring Holdings,
                 Inc.*.....................       1,932,000
      41,200   Diagnostic Products
                 Corp. ....................       2,268,060
      26,700   DJ Orthopedics, Inc.*.......         571,914

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
     386,250   Encore Medical Corp.*.......  $    2,622,638
     139,620   Gen-Probe, Inc.*............       6,312,219
      76,400   Haemonetics Corp.*..........       2,766,444
      20,300   Illumina, Inc.*.............         192,444
      42,200   Immucor, Inc.*..............         992,122
      29,970   Intuitive Surgical, Inc.*...       1,199,399
      21,600   Kensey Nash Corp.*(d).......         745,848
      49,880   Laserscope*(d)..............       1,791,191
     106,900   Lifeline Systems, Inc.*.....       2,753,744
          91   Lumenis, Ltd.*..............             177
      34,300   Luminex Corp.*..............         304,584
      41,300   Mentor Corp. ...............       1,393,462
     470,600   Orthovita, Inc.*............       1,971,814
     135,670   PolyMedica Corp.(d).........       5,059,134
      15,500   Possis Medical, Inc.*.......         208,940
      39,700   PSS World Medical, Inc.*....         496,846
      70,800   Techne Corp.*...............       2,754,120
     442,300   The Spectranetics Corp.*....       2,486,168
      93,000   Third Wave Technologies*....         799,800
      49,400   Urologix, Inc.*.............         319,618
      71,130   Ventana Medical Systems,
                 Inc.*.....................       4,551,609
       3,600   Vital Signs, Inc. ..........         140,112
                                             --------------
                                                 79,225,404
                                             --------------
               METALS AND MINING -- 0.9%
      51,500   Aber Diamond Corp.(d).......       1,816,869
     106,300   AK Steel Holding Corp.*.....       1,538,161
      10,500   Carpenter Technology
                 Corp. ....................         613,830
      78,400   Meridian Gold, Inc.*........       1,487,248
      54,600   Mueller Industries,
                 Inc.(d)...................       1,758,120
      11,700   Olympic Steel, Inc.*(d).....         310,167
      13,900   Oregon Steel Mills, Inc.*...         282,031
       8,400   Reliance Steel & Aluminum
                 Company...................         327,264
      24,100   RTI International Metals,
                 Inc.*.....................         495,014
       6,900   Titanium Metals Corp.*......         166,566
     175,200   Wolverine Tube, Inc.*.......       2,261,832
                                             --------------
                                                 11,057,102
                                             --------------
               OIL AND GAS: EQUIPMENT -- 1.2%
      11,700   Dril-Quip, Inc.*............         283,842
      45,300   Energy Partners, Ltd.*......         918,231
     210,420   Grant Prideco, Inc.*(d).....       4,218,921
      12,500   Gulf Island Fabrication,
                 Inc. .....................         272,875
     170,400   Key Energy Services,
                 Inc.*.....................       2,010,720
      66,090   Maverick Tube Corp.*........       2,002,527
     119,750   Oil States International,
                 Inc.*.....................       2,309,978

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL AND GAS: EQUIPMENT (CONTINUED)
     156,500   Superior Energy Services,
                 Inc.*.....................  $    2,411,665
      25,000   Veritas DGC, Inc.*..........         560,250
                                             --------------
                                                 14,989,009
                                             --------------
               OIL, COAL AND GAS -- 4.5%
     226,800   Cabot Oil & Gas Corp. ......      10,035,899
      56,870   Cal Dive International,
                 Inc.*.....................       2,317,453
     322,334   Chesapeake Energy Corp. ....       5,318,511
      83,300   Encore Acquisition
                 Company*..................       2,908,003
      20,000   Giant Industries, Inc.*.....         530,200
     448,280   Grey Wolf, Inc.*............       2,362,436
      28,000   Holly Corp. ................         780,360
     219,300   Magnum Hunter Resources,
                 Inc.*(d)..................       2,828,970
     110,500   ONEOK, Inc.(d)..............       3,140,410
     165,520   Patterson-UTI Energy,
                 Inc. .....................       3,219,364
       2,100   Petroleum Development
                 Corp.*....................          80,997
     168,400   Plains Exploration &
                 Production Company*.......       4,378,400
     143,800   Swift Energy Company*.......       4,161,572
      86,600   Tesoro Corp.*...............       2,759,076
      58,650   Unit Corp.*.................       2,241,017
     275,100   Vintage Petroleum, Inc. ....       6,242,019
      52,200   Whiting Petroleum Corp.*....       1,579,050
                                             --------------
                                                 54,883,737
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.1%
      55,900   Pope & Talbot, Inc. ........         956,449
       5,200   Potlatch Corp. .............         263,016
                                             --------------
                                                  1,219,465
                                             --------------
               PHARMACEUTICALS -- 3.2%
     101,960   Alexion Pharmaceuticals,
                 Inc.*.....................       2,569,392
      69,900   AtheroGenics, Inc.*(d)......       1,646,844
     102,700   Connetics Corp.*(d).........       2,494,583
      10,000   Enzon Pharmaceuticals,
                 Inc.*.....................         137,200
      55,100   First Horizon Pharmaceutical
                 Corp.*(d).................       1,261,239
      13,600   Indevus Pharmaceuticals,
                 Inc.*.....................          81,056
     125,830   Inspire Pharmaceuticals,
                 Inc.*(d)..................       2,110,169
     131,900   K-V Pharmaceutical
                 Company -- Class A*.......       2,908,395
     336,150   Nabi Biopharmaceuticals*....       4,924,598
      18,400   Noven Pharmaceuticals,
                 Inc.*.....................         313,904
       9,300   Nutraceutical International
                 Corp.*....................         143,313
      13,500   Pharmion Corp.*(d)..........         569,835
     167,690   QLT, Inc.*(d)...............       2,696,455
     312,370   Salix Pharmaceuticals,
                 Ltd.*.....................       5,494,588
     389,600   Serologicals Corp.*(d)......       8,617,952

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
      27,400   Tanox, Inc.*................  $      416,480
      24,800   United Therapeutics
                 Corp.*....................       1,119,720
      77,100   VaxGen, Inc.*(d)............       1,310,700
                                             --------------
                                                 38,816,423
                                             --------------
               PRINTING AND PUBLISHING -- 0.5%
      35,900   Bowne & Company, Inc. ......         583,734
      12,000   Consolidated Graphics,
                 Inc.*.....................         550,800
      41,900   Courier Corp. ..............       2,175,448
      77,700   Scholastic Corp.*...........       2,871,792
       3,700   Thomas Nelson, Inc. ........          83,620
       6,300   Valassis Communications,
                 Inc.*.....................         220,563
                                             --------------
                                                  6,485,957
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      44,800   Getty Realty Corp. .........       1,287,104
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.6%
     177,900   Acadia Realty Trust.........       2,899,770
      36,600   Associated Estates Realty
                 Corp. ....................         374,052
       4,000   BRT Realty Trust............          97,360
      11,500   Capital Trust, Inc. -- Class
                 A.........................         353,165
      20,800   Corporate Office Properties
                 Trust.....................         610,480
      46,000   Cousins Properties, Inc. ...       1,392,420
     100,800   Entertainment Properties
                 Trust.....................       4,490,640
      89,700   Equity Inns, Inc. ..........       1,053,078
      62,700   Equity One, Inc. ...........       1,487,871
      62,500   LaSalle Hotel Properties....       1,989,375
      40,900   LTC Properties, Inc. .......         814,319
      50,200   Maguire Properties, Inc. ...       1,378,492
      31,500   Mid-America Apartment
                 Communities, Inc. ........       1,298,430
      35,100   National Health Realty,
                 Inc. .....................       1,024,218
       6,000   New Century Financial
                 Corp.(d)..................         383,460
      70,500   Newcastle Investment
                 Corp. ....................       2,240,490
      90,300   OMEGA Healthcare Investors,
                 Inc. .....................       1,065,540
      44,900   PS Business Parks, Inc. ....       2,024,990
      68,600   RAIT Investment Trust.......       1,918,742
      17,300   Saul Centers, Inc. .........         661,725
     139,150   Saxon Capital, Inc. ........       3,338,209
      98,300   Senior Housing Properties
                 Trust.....................       1,861,802
      88,900   SL Green Realty Corp.(d)....       5,382,895
      16,800   Sovran Self Storage.........         707,952
     163,800   U-Store-It Trust............       2,841,930
      68,700   Ventas, Inc. ...............       1,883,067
                                             --------------
                                                 43,574,472
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RESEARCH AND DEVELOPMENT -- 0.9%
      50,300   Albany Molecular Research,
                 Inc.*.....................  $      560,342
      23,200   Array BioPharma, Inc.*......         220,864
      46,500   Encysive Pharmaceuticals,
                 Inc.*.....................         461,745
      20,799   Enzo Biochem, Inc.*(d)......         404,957
      17,900   Genencor International,
                 Inc.*.....................         293,560
      53,400   Lexicon Genetics, Inc.*.....         414,117
     145,636   Pharmaceutical Product
                 Development, Inc.*........       6,013,310
      36,500   Protein Design Labs,
                 Inc.*.....................         754,090
      77,550   Rigel Pharmaceuticals,
                 Inc.*(d)..................       1,893,771
      17,500   Valeant Pharmaceuticals
                 International(d)..........         461,125
                                             --------------
                                                 11,477,881
                                             --------------
               RETAIL -- 2.4%
     197,970   BJ'S Wholesale Club,
                 Inc.*.....................       5,766,865
       9,000   Brookstone, Inc.*...........         175,950
     187,200   Casey's General Stores,
                 Inc. .....................       3,397,680
      70,720   Cost Plus, Inc.*(d).........       2,272,234
     159,600   CSK Auto Corp.*.............       2,671,704
      23,700   Dillard's, Inc. -- Class
                 A.........................         636,819
     147,110   EZCORP, Inc. -- Class A*....       2,266,965
       6,700   Finlay Enterprises, Inc.*...         132,593
      62,130   Guitar Center, Inc.*........       3,273,630
      30,300   Pantry, Inc.*...............         911,727
      14,300   Sonic Automotive, Inc. .....         354,640
       6,600   The Bon-Ton Stores, Inc. ...         103,950
      46,000   Trans World Entertainment
                 Corp.*....................         573,620
     127,530   Tuesday Morning Corp.*......       3,906,244
      96,100   Zale Corp.*.................       2,870,507
                                             --------------
                                                 29,315,128
                                             --------------
               RETAIL: RESTAURANTS -- 2.0%
      97,700   Brinker International,
                 Inc.*.....................       3,426,339
     120,650   CEC Entertainment, Inc.*....       4,822,381
      14,600   CKE Restaurants, Inc.*......         211,846
     271,900   Cosi, Inc.*.................       1,644,995
      29,000   Dave & Buster's, Inc.*......         585,800
      25,900   Jack in the Box, Inc.*......         954,933
      36,100   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,010,800
      34,700   Papa John's International,
                 Inc.*(d)..................       1,195,068
      84,640   RARE Hospitality
                 International, Inc.*......       2,696,630
     148,500   Ruby Tuesday, Inc.(d).......       3,872,880
      10,100   Ryan's Restaurant Group,
                 Inc.*.....................         155,742
     142,816   Sonic Corp.*................       4,355,888
                                             --------------
                                                 24,933,302
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS -- 0.0%
      25,900   Pathmark Stores, Inc.*......  $      150,479
      15,600   Smart & Final, Inc.*........         224,484
                                             --------------
                                                    374,963
                                             --------------
               RUBBER PRODUCTS -- 0.1%
       1,900   Bandag, Inc.(d).............          94,639
      38,100   The Goodyear Tire & Rubber
                 Company*(d)...............         558,546
                                             --------------
                                                    653,185
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.5%
     147,010   Cymer, Inc.*(d).............       4,342,675
       2,200   Dionex Corp.*...............         124,674
      55,600   Hexcel Corp.*...............         806,200
      11,900   Woodward Governor Company...         852,159
                                             --------------
                                                  6,125,708
                                             --------------
               SECURITY SERVICES -- 0.5%
      48,500   The Brink's Company.........       1,916,720
     458,080   Viisage Technology,
                 Inc.*(d)..................       4,127,301
                                             --------------
                                                  6,044,021
                                             --------------
               SEMICONDUCTORS -- 2.2%
     136,300   Axcelis Technologies,
                 Inc.*.....................       1,108,119
     168,700   Cirrus Logic, Inc.*.........         929,537
      13,800   ESS Technology, Inc.*.......          98,118
     146,500   Integrated Device
                 Technology, Inc.*.........       1,693,540
      46,500   Kulicke and Soffa
                 Industries, Inc.*(d)......         400,830
     112,800   Micrel, Inc.*...............       1,243,056
     198,650   Microsemi Corp.*............       3,448,564
     248,620   O2Micro International,
                 Ltd.*.....................       2,844,213
     164,700   Pericom Semiconductor
                 Corp.*....................       1,553,121
      58,800   Photronics, Inc.*...........         970,200
     206,500   Semtech Corp.*..............       4,516,154
      51,490   Sigmatel, Inc.*.............       1,829,440
      43,900   Silicon Image, Inc.*........         722,594
       3,400   Siliconix, Inc.*............         124,066
     171,780   SiRF Technology Holdings,
                 Inc.*.....................       2,185,042
       5,000   Tessera Technologies,
                 Inc.*.....................         186,050
     116,310   Ultratech, Inc.*............       2,192,444
      26,700   Veeco Instruments,
                 Inc.*(d)..................         562,569
                                             --------------
                                                 26,607,657
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SPORTING GOODS AND EQUIPMENT -- 0.7%
     213,900   Hibbett Sporting Goods,
                 Inc.*.....................  $    5,691,879
     192,010   K2, Inc.*(d)................       3,049,119
       7,700   The Nautilus Group, Inc. ...         186,109
                                             --------------
                                                  8,927,107
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.6%
      29,700   Airspan Networks, Inc.*.....         161,271
      95,100   Alamosa Holdings,
                 Inc.*(d)..................       1,185,897
     568,700   American Tower Corp. --
                 Class A*..................      10,464,079
      24,100   Anaren, Inc.*...............         312,336
       7,600   Anixter International,
                 Inc.*.....................         273,524
      67,960   Applied Signal Technology,
                 Inc. .....................       2,395,590
      29,400   Boston Communications Group,
                 Inc.*.....................         271,656
      25,900   Brightpoint, Inc.*..........         506,086
      61,100   Commonwealth Telephone
                 Enterprises, Inc.*........       3,034,226
     218,230   CommScope, Inc.*............       4,124,547
      16,100   CT Communications, Inc. ....         198,030
      49,600   Digi International, Inc.*...         852,624
     248,040   Harmonic, Inc.*.............       2,068,654
      43,500   Intervoice, Inc.*...........         580,725
      73,820   JAMDAT Mobile, Inc.*(d).....       1,524,383
       6,700   Newport Corp.*..............          94,470
      10,700   North Pittsburgh Systems,
                 Inc. .....................         264,611
      84,120   Novatel Wireless,
                 Inc.*(d)..................       1,630,246
       9,200   Plantronics, Inc. ..........         381,524
     328,420   Ptek Holdings, Inc.*........       3,517,378
     571,670   Symmetricom, Inc.*..........       5,550,916
      28,200   TALK America Holdings,
                 Inc.*(d)..................         186,684
     220,180   TNS, Inc.*..................       4,810,933
                                             --------------
                                                 44,390,390
                                             --------------
               TOOLS -- 0.3%
     100,400   Snap-on, Inc. ..............       3,449,744
                                             --------------
               TRANSPORTATION -- 2.2%
      43,530   Forward Air Corp.*..........       1,945,791
     148,350   Genesee & Wyoming, Inc. --
                 Class A*..................       4,173,086
      15,600   Hub Group, Inc. -- Class
                 A*........................         814,632
      69,940   Old Dominion Freight Line,
                 Inc.*.....................       2,433,912

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
      63,600   Overnite Corp. .............  $    2,368,464
      52,100   Overseas Shipholding Group,
                 Inc. .....................       2,875,920
      77,370   Petroleum Helicopters,
                 Inc.*.....................       1,939,666
      61,400   USF Corp. ..................       2,330,130
      71,890   UTI Worldwide, Inc. ........       4,889,957
     168,950   Vitran Corp., Inc. -- Class
                 A*........................       2,889,045
                                             --------------
                                                 26,660,603
                                             --------------
               UTILITIES: ELECTRIC -- 1.3%
      84,300   Avista Corp. ...............       1,489,581
      51,000   Black Hills Corp. ..........       1,564,680
      80,200   Cleco Corp. ................       1,624,852
      16,300   El Paso Electric Company*...         308,722
      25,300   IDACORP, Inc. ..............         773,421
      60,100   NorthWestern Corp.*.........       1,682,800
     281,800   PNM Resources, Inc. ........       7,126,722
      86,800   Westar Energy, Inc. ........       1,985,116
                                             --------------
                                                 16,555,894
                                             --------------
               UTILITIES: GAS -- 0.9%
      79,200   Atmos Energy Corp. .........       2,166,120
      14,900   Cascade Natural Gas
                 Corp. ....................         315,880
      58,700   New Jersey Resources
                 Corp. ....................       2,544,058
      51,900   Nicor, Inc.(d)..............       1,917,186
     133,800   WGL Holdings, Inc. .........       4,126,392
                                             --------------
                                                 11,069,636
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,004,984,429).....   1,190,669,823
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 13.9%
$171,006,787   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $171,006,787).......     171,006,787
                                             --------------
               SHORT TERM US TREASURY SECURITY -- 0.1%
   1,000,000   US Treasury Bill,
                 2.16%, 03/17/05(f)
                 (Cost $995,500)...........         995,500
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,176,986,716).....   1,362,672,110
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 2.1%
$ 26,260,855   With Investors Bank and
                 Trust, dated 12/31/04,
                 1.88%, due 01/03/05,
                 repurchase proceeds at
                 maturity $26,264,969
                 (Collateralized by Fannie
                 Mae, 3.02%, due 08/25/33,
                 with a value of $5,121,016
                 and various Small Business
                 Administrations,
                 4.62% -- 5.38%, due
                 04/25/14-07/25/29, with a
                 total value of
                 $22,457,983) (Cost
                 $26,260,855)..............  $   26,260,855
                                             --------------
               Total Investments -- 113.1%
                 (Cost $1,203,247,571).....   1,388,932,965
               Liabilities less other
                 assets -- (13.1)%.........    (161,402,223)
                                             --------------
               NET ASSETS -- 100.0%........  $1,227,530,742
                                             ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,207,880,906.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $198,880,236
    Gross unrealized depreciation..........   (17,828,177)
                                             ------------
    Net unrealized appreciation............  $181,052,059
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.3%
              APPAREL: MANUFACTURING -- 3.0%
     20,400   Carter's, Inc.*(d).............  $    693,396
     46,300   Coach, Inc.*...................     2,611,320
                                               ------------
                                                  3,304,716
                                               ------------
              BANKS -- 5.5%
     63,600   Brookline Bancorp, Inc. .......     1,037,952
     51,100   Downey Financial Corp. ........     2,912,700
     43,800   Silicon Valley Bancshares*.....     1,963,116
                                               ------------
                                                  5,913,768
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.8%
     97,900   Lin TV Corp. -- Class A*.......     1,869,890
    181,000   Mediacom Communications
                Corp.*.......................     1,131,250
                                               ------------
                                                  3,001,140
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 10.0%
     51,200   Advisory Board Company*........     1,888,256
     40,400   Charles River Associates,
                Inc.*(d).....................     1,889,508
     48,500   Gevity HR, Inc. ...............       997,160
     68,500   Intersections, Inc.*...........     1,181,625
     38,300   iPayment Holdings, Inc.*.......     1,896,616
     45,300   Navigant Consulting, Inc.*.....     1,204,980
     33,700   Resources Connection,
                Inc.*(d).....................     1,830,247
                                               ------------
                                                 10,888,392
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.7%
    183,400   Agile Software Corp.*..........     1,498,378
     66,400   Interwoven, Inc.*..............       722,432
     52,900   Manhattan Associates, Inc.*....     1,263,252
    241,400   MatrixOne, Inc.*...............     1,581,170
                                               ------------
                                                  5,065,232
                                               ------------
              ELECTRONICS -- 0.7%
     64,500   Merix Corp.*...................       743,040
                                               ------------
              FINANCIAL SERVICES -- 6.5%
     41,600   Advance America Cash Advance
                Centers, Inc.*(d)............       952,640
    105,800   CapitalSource, Inc.*(d)........     2,715,886
      6,100   Greenhill & Company, Inc. .....       175,070
     62,800   Westcorp(d)....................     2,884,404
     12,400   World Acceptance Corp.*........       341,124
                                               ------------
                                                  7,069,124
                                               ------------
              INSURANCE -- 3.2%
     53,000   Delphi Financial Group, Inc. --
                Class A......................     2,445,950
     24,900   Hub International, Ltd. .......       458,409
     18,500   Primus Guaranty, Ltd.*.........       303,215
     11,200   PXRE Group, Ltd. ..............       282,352
                                               ------------
                                                  3,489,926
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 6.5%
    102,500   Akamai Technologies, Inc.*.....  $  1,335,575
     42,800   Ask Jeeves, Inc.*..............     1,144,900
     41,400   Audible, Inc.*(d)..............     1,078,470
    317,500   Corillian Corp.*...............     1,562,100
    195,500   iVillage, Inc.*................     1,208,190
    107,900   SupportSoft, Inc.*.............       718,614
                                               ------------
                                                  7,047,849
                                               ------------
              LEISURE AND RECREATION -- 1.5%
     19,700   Four Seasons Hotels, Inc.(d)...     1,611,263
                                               ------------
              MANUFACTURING -- 1.4%
     25,800   Engineered Support Systems,
                Inc.(d)......................     1,527,876
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.3%
    113,300   Align Technology, Inc.*........     1,217,975
     64,461   Animas Corp.*(d)...............     1,007,525
     57,100   Conceptus, Inc.*(d)............       463,367
     14,100   Conor Medsystems, Inc.*(d).....       195,285
     74,175   Immucor, Inc.*.................     1,743,854
                                               ------------
                                                  4,628,006
                                               ------------
              PHARMACEUTICALS -- 13.2%
    135,900   CV Therapeutics, Inc.*(d)......     3,125,699
    114,800   Dyax Corp.*....................       828,856
    113,700   Inspire Pharmaceuticals,
                Inc.*(d).....................     1,906,749
    116,900   Isolagen, Inc.*(d).............       920,003
     37,600   Medicis Pharmaceuticals
                Corp. -- Class A.............     1,320,136
     53,400   MGI Pharma, Inc.*(d)...........     1,495,734
     95,000   Nektar Therapeutics*...........     1,922,800
    101,400   POZEN, Inc.*...................       737,178
     46,600   United Therapeutics
                Corp.*(d)....................     2,103,990
                                               ------------
                                                 14,361,145
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     32,300   RAIT Investment Trust..........       903,431
                                               ------------
              RESEARCH AND DEVELOPMENT -- 6.3%
     46,600   Digene Corp.*..................     1,218,590
    139,900   Pain Therapeutics, Inc.*(d)....     1,008,679
     95,600   Protein Design Labs,
                Inc.*(d).....................     1,975,096
     39,900   Rigel Pharmaceuticals, Inc.*...       974,358
     64,700   Transkaryotic Therapies,
                Inc.*........................     1,642,733
                                               ------------
                                                  6,819,456
                                               ------------
              RETAIL -- 9.3%
     26,100   America's Car-Mart, Inc.*......       991,800
     45,000   Build-A-Bear-Workshop, Inc.*...     1,581,750
     72,100   First Cash Financial Services,
                Inc.*........................     1,925,791
     32,400   Guitar Center, Inc.*...........     1,707,156

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     25,800   Tractor Supply Company*........  $    960,018
     66,700   Urban Outfitters, Inc.*........     2,961,480
                                               ------------
                                                 10,127,995
                                               ------------
              RETAIL: RESTAURANTS -- 4.4%
     40,700   RARE Hospitality International,
                Inc.*........................     1,296,702
     57,000   Sonic Corp.*...................     1,738,500
     52,050   The Cheesecake Factory,
                Inc.*(d).....................     1,690,064
                                               ------------
                                                  4,725,266
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.6%
     44,600   Cymer, Inc.*(d)................     1,317,484
     37,600   Varian, Inc.*..................     1,541,976
                                               ------------
                                                  2,859,460
                                               ------------
              SECURITY SERVICES -- 0.4%
     54,000   Identix, Inc.*.................       398,520
                                               ------------
              SEMICONDUCTORS -- 6.3%
    147,300   O2Micro International, Ltd.*...     1,685,112
     54,400   Power Integrations, Inc.*(d)...     1,076,032
    223,500   Skyworks Solutions, Inc.*(d)...     2,107,605
     51,500   Tessera Technologies, Inc.*....     1,916,315
                                               ------------
                                                  6,785,064
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 2.0%
     81,575   Hibbett Sporting Goods,
                Inc.*........................     2,170,711
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
     12,400   InPhonic, Inc.*................       340,752
                                               ------------
              TRANSPORTATION -- 2.6%
     64,350   Knight Transportation, Inc. ...     1,595,880
     34,900   Old Dominion Freight Line,
                Inc.*........................     1,214,520
                                               ------------
                                                  2,810,400
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $92,094,885).................   106,592,532
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 28.9%
$31,366,433   Securities Lending Collateral
                Investment (Note 4)
                (Cost $31,366,433)...........  $ 31,366,433
                                               ------------
              TOTAL SECURITIES
                (Cost $123,461,318)..........   137,958,965
                                               ------------
              REPURCHASE AGREEMENTS -- 1.8%
  1,887,631   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $1,887,927
                (Collateralized by Small
                Business Administration,
                6.13%, due 06/25/14, with a
                value of $1,982,013) (Cost
                $1,887,631)..................     1,887,631
                                               ------------
              Total Investments -- 129.0%
                (Cost $125,348,949)..........   139,846,596
              Liabilities less other
                assets -- (29.0)%............   (31,417,444)
                                               ------------
              NET ASSETS -- 100.0%...........  $108,429,152
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $125,815,650.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $18,791,893
    Gross unrealized depreciation...........   (4,760,947)
                                              -----------
    Net unrealized appreciation.............  $14,030,946
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.7%
              ADVERTISING -- 0.9%
     42,000   Omnicom Group, Inc.(d).........  $  3,541,440
                                               ------------
              AGRICULTURE -- 1.7%
    123,100   Monsanto Company...............     6,838,205
                                               ------------
              APPAREL: MANUFACTURING -- 2.1%
    146,800   Coach, Inc.*...................     8,279,520
                                               ------------
              APPAREL: RETAIL -- 1.8%
    156,000   Chico's FAS, Inc.*(d)..........     7,102,680
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.2%
    244,880   News Corp. -- Class B(d).......     4,701,696
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.1%
    122,440   Alliance Data Systems Corp.*...     5,813,451
    194,080   Paychex, Inc. .................     6,614,247
                                               ------------
                                                 12,427,698
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.3%
    127,950   Cognizant Technology Solutions
                Corp. -- Class A*............     5,416,124
    146,940   Microsoft Corp.(d).............     3,924,767
                                               ------------
                                                  9,340,891
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 9.8%
    107,420   Apple Computer, Inc.*..........     6,917,848
    318,400   Dell, Inc.*....................    13,417,376
    697,800   EMC Corp. (Massachusetts)*.....    10,376,286
  1,559,110   Sun Microsystems, Inc.*........     8,388,012
                                               ------------
                                                 39,099,522
                                               ------------
              DISTRIBUTION -- 1.6%
     93,900   CDW Corp. .....................     6,230,265
                                               ------------
              ELECTRONICS -- 5.8%
    266,990   Advanced Micro Devices,
                Inc.*(d).....................     5,879,120
     44,740   Harman International
                Industries, Inc. ............     5,681,980
     68,810   Research In Motion, Ltd.*......     5,671,320
    668,800   Sanmina-SCI Corp.*.............     5,664,736
                                               ------------
                                                 22,897,156
                                               ------------
              FINANCIAL SERVICES -- 7.6%
    123,500   American Express Company.......     6,961,695
    335,000   Ameritrade Holding Corp.*......     4,763,700
    461,370   Charles Schwab Corp. ..........     5,517,985
     71,660   Goldman Sachs Group, Inc. .....     7,455,507
     87,100   T. Rowe Price Group, Inc. .....     5,417,620
                                               ------------
                                                 30,116,507
                                               ------------
              FOOD AND BEVERAGE -- 1.9%
    342,220   Archer-Daniels-Midland
                Company......................     7,634,928
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 13.8%
    154,000   CheckFree Corp.*(d)............  $  5,864,320
    621,060   Cisco Systems, Inc.*...........    11,986,457
     78,490   eBay, Inc.*....................     9,126,817
     46,500   Google, Inc. -- Class A*(d)....     8,979,150
    243,910   Juniper Networks, Inc.*........     6,631,913
    127,330   VeriSign, Inc.*................     4,268,102
    207,790   YAHOO!, Inc.*..................     7,829,527
                                               ------------
                                                 54,686,286
                                               ------------
              LEISURE AND RECREATION -- 4.1%
     84,210   DreamWorks Animation SKG,
                Inc. -- Class A*.............     3,158,717
    146,390   International Game
                Technology...................     5,032,888
    111,300   MGM MIRAGE*....................     8,095,962
                                               ------------
                                                 16,287,567
                                               ------------
              MACHINERY -- 3.4%
     83,740   Caterpillar, Inc. .............     8,165,487
    109,340   Rockwell Automation, Inc. .....     5,417,797
                                               ------------
                                                 13,583,284
                                               ------------
              MANUFACTURING -- 3.1%
     98,180   Danaher Corp. .................     5,636,514
    186,100   Tyco International, Ltd. ......     6,651,214
                                               ------------
                                                 12,287,728
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.9%
     30,650   WellPoint, Inc.*...............     3,524,750
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
     82,660   CR Bard, Inc. .................     5,288,587
    187,780   St. Jude Medical, Inc.*........     7,873,616
     83,520   Zimmer Holdings, Inc.*.........     6,691,622
                                               ------------
                                                 19,853,825
                                               ------------
              METALS AND MINING -- 1.2%
    158,500   Companhia Vale do Rio Doce
                (CVRD) (ADR)(d)..............     4,598,085
                                               ------------
              OIL, COAL AND GAS -- 1.7%
    135,480   Apache Corp. ..................     6,851,224
                                               ------------
              PHARMACEUTICALS -- 3.3%
    202,450   Caremark Rx, Inc.*.............     7,982,603
    125,750   Sanofi-Aventis (ADR)...........     5,036,288
                                               ------------
                                                 13,018,891
                                               ------------
              RESEARCH AND DEVELOPMENT -- 4.9%
     62,500   Amgen, Inc.*...................     4,009,375
    118,850   Biogen Idec, Inc.*.............     7,916,599
    214,460   Gilead Sciences, Inc.*.........     7,503,955
                                               ------------
                                                 19,429,929
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 2.8%
    106,730   Best Buy Company, Inc. ........  $  6,341,896
    137,790   Williams-Sonoma, Inc.*(d)......     4,828,162
                                               ------------
                                                 11,170,058
                                               ------------
              RETAIL: RESTAURANTS -- 2.5%
     63,770   Starbucks Corp.*...............     3,976,697
    130,600   YUM! Brands, Inc. .............     6,161,708
                                               ------------
                                                 10,138,405
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.8%
     92,830   Fisher Scientific
                International, Inc.*.........     5,790,735
    115,630   Waters Corp.*..................     5,410,328
                                               ------------
                                                 11,201,063
                                               ------------
              SEMICONDUCTORS -- 8.9%
    324,510   Applied Materials, Inc.*.......     5,549,121
    400,000   ASML Holding NV*...............     6,364,000
    178,780   Marvell Technology Group,
                Ltd.*........................     6,341,327
    404,070   Texas Instruments, Inc. .......     9,948,203
    241,930   Xilinx, Inc. ..................     7,173,225
                                               ------------
                                                 35,375,876
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.5%
    115,680   America Movil SA de CV --
                Series L (ADR)...............     6,055,848
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $342,446,667)..........   396,273,327
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 10.6%
$42,298,930   Securities Lending Collateral
                Investment (Note 4)
                (Cost $42,298,930)...........  $ 42,298,930
                                               ------------
              Total Investments -- 110.3%
                (Cost $384,745,597)..........   438,572,257
              Liabilities less other
                assets -- (10.3)%............   (40,845,390)
                                               ------------
              NET ASSETS -- 100.0%...........  $397,726,867
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $385,186,143.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $54,587,628
    Gross unrealized depreciation...........   (1,201,514)
                                              -----------
    Net unrealized appreciation.............  $53,386,114
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 91.5%
              ADVERTISING -- 0.8%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,553,237
    585,000   Vertis, Inc. -- 144A,
                13.50%, 12/07/09.............       619,369
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       451,019
                                               ------------
                                                  2,623,625
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       435,488
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       466,874
    210,000   B/E Aerospace, Series B,
                8.00%, 03/01/08..............       211,313
                                               ------------
                                                  1,113,675
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.2%
    755,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       843,713
                                               ------------
              AIRLINES -- 1.8%
    920,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       847,118
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,557,098
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       305,073
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............     1,219,050
    125,000   Continental Airlines, Inc.,
                8.00%, 12/15/05..............       122,500
  1,635,754   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,347,362
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09..............       315,000
    550,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08..............       512,875
     45,000   Delta Air Lines, Inc., Series
                2000-1,
                7.78%, 11/18/05..............        41,412
    140,000   Northwest Airlines, Inc.,
                8.88%, 06/01/06..............       135,100
                                               ------------
                                                  6,402,588
                                               ------------
              APPAREL: MANUFACTURING -- 2.6%
  1,330,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,296,750
    885,000   Levi Strauss & Company,
                7.00%, 11/01/06..............       933,675
  1,035,000   Levi Strauss & Company,
                11.63%, 01/15/08.............     1,091,925
  1,385,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     1,494,069
  2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,426,500

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING (CONTINUED)
$   310,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............  $    327,050
    620,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       675,800
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       984,375
                                               ------------
                                                  9,230,144
                                               ------------
              APPAREL: RETAIL -- 0.0%
     20,000   Mothers Work, Inc.,
                11.25%, 08/01/10.............        19,500
                                               ------------
              AUTOMOBILE: RENTAL -- 0.1%
    330,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       367,950
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 3.0%
  2,540,000   Collins & Aikman Products
                Company,
                10.75%, 12/31/11.............     2,603,500
  2,110,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,278,800
    700,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       696,500
    235,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       252,625
    940,000   Metaldyne Corp.,
                11.00%, 06/15/12.............       784,900
    805,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       768,775
    365,000   Rexnord Corp.,
                10.13%, 12/15/12.............       414,275
  1,000,000   Tenneco Automotive,
                Inc. -- 144A,
                8.63%, 11/15/14..............     1,045,000
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,119,825
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       428,340
                                               ------------
                                                 10,392,540
                                               ------------
              BROADCAST SERVICES/MEDIA -- 5.4%
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(h)..........     1,559,113
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(h)(p)........       293,563
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,742,938
    285,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............       245,100
  1,740,000   Coleman Cable, Inc. -- 144A,
                9.88%, 10/01/12..............     1,857,450
  2,175,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     2,479,499

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   320,000   Fisher Communications, Inc. --
                144A,
                8.63%, 09/15/14..............  $    347,200
  3,810,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(g).....     3,724,274
  1,820,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............     2,102,100
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....       421,800
    100,000   Nexstar Financial Holdings LLC,
                Inc.,
                12.00%, 04/01/08.............       108,500
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,315,725
    360,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       405,000
    430,000   ONO Finance PLC (Great
                Britain),
                14.00%, 02/15/11(j)(q).......       697,968
    900,000   ONO Finance PLC, (Great
                Britain),
                14.00%, 02/15/11.............     1,039,500
    190,000   Paxson Communications,
                zero coupon, 01/15/09(g).....       178,600
    535,000   Rogers Cable, Inc. -- 144A,
                (Canada),
                6.75%, 03/15/15..............       549,713
                                               ------------
                                                 19,068,043
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
    875,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............       951,563
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,261,250
                                               ------------
                                                  3,212,813
                                               ------------
              CHEMICALS -- 7.2%
    260,000   Acetex Corp. (Canada),
                10.88%, 08/01/09.............       284,050
    405,000   Avecia Group PLC (Great
                Britain),
                11.00%, 07/01/09.............       419,175
    365,000   Crown Euro Holdings SA
                (France),
                9.50%, 03/01/11..............       417,925
  1,990,000   Crown Euro Holdings SA
                (France),
                10.88%, 03/01/13.............     2,363,125
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       763,075
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       860,400
    140,000   Huntsman Advanced Materials --
                144A,
                11.00%, 07/15/10.............       167,300
  1,685,000   Huntsman LLC,
                11.63%, 10/15/10.............     2,000,938

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$   760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............  $    953,800
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,943,000
    335,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       363,475
    120,000   Lyondell Chemical Company,
                9.50%, 12/15/08..............       130,800
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       381,600
  1,661,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,984,895
    695,000   Lyondell Chemical Company,
                Series A,
                9.63%, 05/01/07..............       767,975
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,654,820
  2,150,000   OM Group, Inc.,
                9.25%, 12/15/11..............     2,300,500
    770,000   PolyOne Corp.,
                8.88%, 05/01/12..............       841,225
  2,510,000   Rhodia SA (France),
                10.25%, 06/01/10.............     2,836,299
  1,575,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,819,125
  1,455,000   UAP Holding Corp. -- 144A,
                zero coupon, 07/15/12(g).....     1,149,450
                                               ------------
                                                 25,402,952
                                               ------------
              COMMERCIAL SERVICES -- 0.1%
    151,000   Coinmach Corp.,
                9.00%, 02/01/10..............       158,550
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
    610,000   Danka Business Systems (Great
                Britain),
                11.00%, 06/15/10.............       649,650
    360,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       326,700
                                               ------------
                                                    976,350
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.8%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     2,079,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       186,150
    325,000   Xerox Corp.,
                9.75%, 01/15/09..............       383,500
     10,000   Xerox Corp.,
                7.13%, 06/15/10..............        10,850
                                               ------------
                                                  2,659,500
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
  1,140,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,225,500
    515,000   Owens Corning,
                7.70%, 05/01/08(h)...........       419,725
    560,000   Owens Corning,
                7.50%, 08/01/18(h)...........       460,600

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
$   695,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............  $    708,900
    540,000   Ply Gem Industries,
                Inc. -- 144A,
                9.00%, 02/15/12..............       550,800
  1,100,000   RMCC Acquisition Company --
                144A,
                9.50%, 11/01/12..............     1,102,750
                                               ------------
                                                  4,468,275
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.6%
    695,000   Fedders North America,
                9.88%, 03/01/14..............       569,900
    515,000   Home Interiors & Gifts,
                10.13%, 06/01/08.............       427,450
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(g).....       210,925
    215,000   Mobile Mini, Inc.,
                9.50%, 07/01/13..............       251,550
    505,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       558,025
                                               ------------
                                                  2,017,850
                                               ------------
              CONTAINERS AND PACKAGING -- 2.5%
    240,000   Hexcel Corp.,
                9.88%, 10/01/08..............       267,600
    155,000   Hexcel Corp.,
                9.75%, 01/15/09..............       161,975
    995,000   Intertape Polymer US, Inc. --
                144A (Canada),
                8.50%, 08/01/14..............     1,016,144
    300,000   Kappa Beheer BV (The
                Netherlands),
                10.63%, 07/15/09.............       319,500
    430,000   Owens-Illinois, Inc.,
                8.10%, 05/15/07..............       460,100
  1,185,000   Plastipak Holdings, Inc.,
                10.75%, 09/01/11.............     1,339,050
    950,000   Pliant Corp.,
                zero coupon, 06/15/09(g).....       882,313
  1,325,000   Pliant Corp.,
                11.13%, 09/01/09.............     1,450,874
    640,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............       700,800
  1,250,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,337,500
    415,000   Tekni-Plex, Inc. -- 144A,
                8.75%, 11/15/13..............       415,000
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       250,275
                                               ------------
                                                  8,601,131
                                               ------------
              DISTRIBUTION -- 0.2%
    485,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       550,475
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ELECTRONICS -- 0.3%
$   775,000   Muzak LLC,
                10.00%, 02/15/09.............  $    725,593
    530,000   Muzak LLC,
                9.88%, 03/15/09..............       372,988
                                               ------------
                                                  1,098,581
                                               ------------
              ENGINEERING -- 0.2%
    740,000   The Shaw Group, Inc.,
                10.75%, 03/15/10.............       819,550
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 2.0%
  1,500,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     1,612,500
    455,000   Allied Waste North America,
                Inc., Series B,
                9.25%, 09/01/12..............       494,813
    340,000   IMCO Recycling, Inc. -- 144A,
                9.00%, 11/15/14..............       355,300
  1,855,000   Synagro Technologies, Inc.,
                9.50%, 04/01/09..............     2,031,225
  2,700,000   Waste Services, Inc. -- 144A
                (Canada),
                9.50%, 04/15/14..............     2,700,000
                                               ------------
                                                  7,193,838
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.6%
  1,070,000   Amerco,
                9.00%, 03/15/09..............     1,139,550
    235,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............       230,300
    685,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............       643,900
                                               ------------
                                                  2,013,750
                                               ------------
              FINANCIAL SERVICES -- 2.5%
    475,000   Alamosa Delaware, Inc.,
                zero coupon, 07/31/09(g).....       517,750
    715,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............       845,488
     80,000   Alamosa Delaware, Inc.,
                8.50%, 01/31/12..............        87,800
  2,055,000   BCP Caylux Holdings Luxembourg
                SCA -- 144A (Luxembourg),
                9.63%, 06/15/14..............     2,327,287
  1,200,000   E*TRADE Financial Corp. --
                144A,
                8.00%, 06/15/11..............     1,296,000
  1,335,000   REFCO Finance Holdings -- 144A,
                9.00%, 08/01/12..............     1,468,500
  1,920,000   Trump Holdings & Funding,
                12.63%, 03/15/10.............     2,088,000
                                               ------------
                                                  8,630,825
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE -- 1.1%
$ 1,130,000   American Seafood Group LLC,
                10.13%, 04/15/10.............  $  1,214,750
    985,000   Pierre Foods, Inc. -- 144A,
                9.88%, 07/15/12..............     1,024,400
  1,355,000   Pinnacle Foods Holding Corp. --
                144A,
                8.25%, 12/01/13..............     1,297,412
    357,000   United Agriculture Products --
                144A,
                8.25%, 12/15/11..............       384,668
                                               ------------
                                                  3,921,230
                                               ------------
              FUNERAL SERVICES -- 0.1%
    330,000   Alderwoods Group, Inc. -- 144A,
                7.75%, 09/15/12..............       358,050
                                               ------------
              LEISURE AND RECREATION -- 6.2%
    700,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............       766,500
    350,000   Ameristar Casinos, Inc.,
                10.75%, 02/15/09.............       392,000
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(h)..........       183,019
  2,025,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,379,374
  1,890,000   Kerzner International (Bahama
                Islands),
                8.88%, 08/15/11..............     2,074,274
    995,000   LCE Acquisition Corp. -- 144A,
                9.00%, 08/01/14..............     1,082,063
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,554,900
  1,810,000   Marquee Holdings, Inc. -- 144A,
                zero coupon, 08/15/14(g).....     1,230,800
    335,000   MGM MIRAGE,
                6.88%, 02/06/08..............       364,313
  1,030,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     1,014,550
    960,000   Penn National Gaming, Inc.,
                Series B,
                11.13%, 03/01/08.............     1,029,600
    120,000   Premier Entertainment LLC
                (Biloxi) Financial,
                10.75%, 02/01/12.............       131,700
  1,420,000   Royal Caribbean Cruises, Ltd.
                (Liberia),
                8.75%, 02/02/11..............     1,684,475
    390,000   Royal Caribbean Cruises, Ltd.,
                7.25%, 03/15/18..............       430,950
    680,000   Seneca Gaming Corp.,
                7.25%, 05/01/12..............       719,100
  1,745,000   Trump Atlantic City
                Association/Funding, Inc.,
                11.25%, 05/01/06(h)..........     1,673,019
  1,785,000   Venetian Casino Resort/Las
                Vegas Sands,
                11.00%, 06/15/10.............     2,046,056
  1,882,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     2,023,150

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,005,000   WMG Holdings Corp. -- 144A,
                Floating Rate,
                6.91%, 12/15/11(b)...........  $  1,017,563
                                               ------------
                                                 21,797,406
                                               ------------
              MACHINERY -- 1.4%
    635,000   Dresser-Rand Group,
                Inc. -- 144A,
                7.38%, 11/01/14..............       650,875
    725,000   Flowserve Corp.,
                12.25%, 08/15/10.............       804,750
  1,225,000   Terex Corp., Series B,
                10.38%, 04/01/11.............     1,378,125
    470,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       542,850
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,538,600
                                               ------------
                                                  4,915,200
                                               ------------
              MANUFACTURING -- 2.3%
    455,000   Aearo Company I,
                8.25%, 04/15/12..............       470,925
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       908,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,943,500
    515,000   Goodman Global Holding
                Company -- 144A, Floating
                Rate,
                5.76%, 06/15/12(n)...........       525,300
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        17,175
    720,000   MAAX Corp. -- 144A (Canada),
                9.75%, 06/15/12..............       765,000
    180,000   Rayovac Corp.,
                8.50%, 10/01/13..............       200,700
    975,000   Samsonite Corp.,
                8.88%, 06/01/11..............     1,060,313
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(h)...........        32,400
                                               ------------
                                                  7,923,313
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.3%
    870,000   Ardent Health Services,
                10.00%, 08/15/13.............       917,850
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       306,450
    665,000   HCA, Inc.,
                5.50%, 12/01/09..............       665,924
  1,690,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............     1,761,825
    985,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       994,850
    527,609   Magellan Health Services, Inc.,
                Series A,
                9.38%, 11/15/08..............       577,072
    405,000   National Mentor, Inc. -- 144A,
                9.63%, 12/01/12..............       432,338

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$   455,000   National Nephrology
                Association -- 144A,
                9.00%, 11/01/11..............  $    528,938
    670,000   Pacificare Health Systems,
                Inc.,
                10.75%, 06/01/09.............       777,200
  2,155,000   Tenet Healthcare Corp. -- 144A,
                9.88%, 07/01/14..............     2,359,724
    670,000   US Oncology, Inc. -- 144A,
                9.00%, 08/15/12..............       752,075
  1,345,000   US Oncology, Inc. -- 144A,
                10.75%, 08/15/14.............     1,563,563
                                               ------------
                                                 11,637,809
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.8%
  1,345,000   CDRV Investors, Inc. -- 144A,
                zero coupon, 01/01/15(g).....       842,306
    870,000   Inverness Medical Innovations,
                Inc. -- 144A,
                8.75%, 02/15/12..............       913,500
    710,000   Medical Device Manufacture,
                Inc. -- 144A,
                10.00%, 07/15/12.............       768,575
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,622,500
  1,010,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,121,100
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       193,375
    885,000   VWR International,
                Inc. -- 144A,
                8.00%, 04/15/14..............       949,163
                                               ------------
                                                  6,410,519
                                               ------------
              METALS AND MINING -- 1.5%
  1,349,000   Ispat Inland ULC,
                9.75%, 04/01/14..............     1,672,760
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,790,325
    750,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....       517,500
    375,000   Oregon Steel Mills, Inc.,
                10.00%, 07/15/09.............       419,063
    745,000   Ryerson Tull, Inc. -- 144A,
                8.25%, 12/15/11..............       756,175
                                               ------------
                                                  5,155,823
                                               ------------
              OIL AND GAS: PIPELINES -- 2.3%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       410,625
    760,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............       664,050
  2,675,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............     3,076,250
    110,000   El Paso CGP Company,
                7.50%, 08/15/06..............       116,875
    740,000   El Paso CGP Company,
                9.63%, 05/15/12..............       825,100
    205,000   El Paso Corp.,
                7.00%, 05/15/11..............       208,331

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$   625,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............  $    657,813
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       422,275
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       309,375
  1,345,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     1,466,050
                                               ------------
                                                  8,156,744
                                               ------------
              OIL, COAL AND GAS -- 3.1%
    415,000   Alpha Natural
                Resources -- 144A,
                10.00%, 06/01/12.............       475,175
    715,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       752,538
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       729,750
  1,875,000   Hanover Compressor Company,
                zero coupon, 03/31/07(g).....     1,640,624
    355,000   Hanover Compressor Company,
                8.63%, 12/15/10..............       389,613
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       591,938
  1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............     1,282,500
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       184,844
  1,586,200   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,863,784
    295,000   Premcor Refining Group,
                7.75%, 02/01/12..............       326,713
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       451,000
  1,295,000   Sesi LLC,
                8.88%, 05/15/11..............     1,424,500
    750,000   United Refining
                Company -- 144A,
                10.50%, 08/15/12.............       796,875
                                               ------------
                                                 10,909,854
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.0%
    470,000   Boise Cascade LLC -- 144A,
                Floating Rate,
                5.01%, 10/15/12(b)...........       489,975
  1,415,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     1,542,350
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,466,438
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,620,450
    525,000   Longview Fibre Company,
                10.00%, 01/15/09.............       576,188
    350,000   Neenah Paper, Inc. -- 144A,
                7.38%, 11/15/14..............       357,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PAPER AND FOREST PRODUCTS (CONTINUED)
$ 1,100,000   Newark Group, Inc.,
                9.75%, 03/15/14..............  $  1,177,000
  3,300,000   Tembec Industries, Inc.
                (Canada),
                8.50%, 02/01/11..............     3,332,999
                                               ------------
                                                 10,562,400
                                               ------------
              PHARMACEUTICALS -- 0.4%
  1,270,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11..............     1,358,900
                                               ------------
              PRINTING AND PUBLISHING -- 5.7%
    270,000   Advertising Directory
                Solutions -- 144A,
                9.25%, 11/15/12..............       284,850
  3,535,000   American Media Operation,
                Series B,
                10.25%, 05/01/09.............     3,742,680
  1,195,000   CanWest Media, Inc. (Canada),
                10.63%, 05/15/11.............     1,347,363
  2,281,634   CanWest Media, Inc. -- 144A
                (Canada),
                8.00%, 09/15/12..............     2,458,461
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       435,625
    245,000   Dex Media East LLC,
                9.88%, 11/15/09..............       280,219
  1,481,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,714,258
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,979,500
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,848,000
    835,000   Liberty Group Operating,
                9.38%, 02/01/08..............       851,700
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(a)..........       107,895
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(a)..........       197,025
  3,615,000   Primedia, Inc.,
                8.88%, 05/15/11..............     3,840,937
  1,000,000   Primedia, Inc., Floating Rate,
                7.67%, 05/15/10(b)...........     1,065,000
                                               ------------
                                                 20,153,513
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.3%
    315,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       360,675
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       577,500
                                               ------------
                                                    938,175
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.6%
$   350,000   FelCor Lodging LP, Floating
                Rate,
                6.87%, 06/01/11(n)...........  $    369,250
    150,000   Host Marriott LP, Series I,
                9.50%, 01/15/07..............       165,000
  1,295,000   Meristar Hospitality Operating
                Partnership LP/ MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............     1,418,025
    310,000   Omega Healthcare Investors,
                Inc.,
                7.00%, 04/01/14..............       320,075
                                               ------------
                                                  2,272,350
                                               ------------
              RETAIL -- 0.1%
    430,000   General Nutrition Centers,
                Inc.,
                8.50%, 12/01/10..............       408,500
                                               ------------
              RUBBER PRODUCTS -- 0.1%
    505,000   Cooper-Standard Automotive,
                Inc. -- 144A,
                7.00%, 12/15/12..............       515,100
                                               ------------
              SECURITY SERVICES -- 0.0%
    135,000   Allied Security, Inc. -- 144A,
                11.38%, 07/15/11.............       141,750
                                               ------------
              SEMICONDUCTORS -- 2.0%
  2,495,000   Advanced Micro Devices, Inc. --
                144A,
                7.75%, 11/01/12..............     2,610,394
    724,000   AMI Semiconductor, Inc.,
                10.75%, 02/01/13.............       854,320
    265,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       250,425
  2,915,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     2,754,675
    730,000   STATS ChipPAC, Ltd. -- 144A
                (Singapore),
                6.75%, 11/15/11..............       726,350
                                               ------------
                                                  7,196,164
                                               ------------
              SPECIAL PURPOSE ENTITY -- 6.9%
    345,000   Affinia Group, Inc. -- 144A,
                9.00%, 11/30/14..............       361,388
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.00%, 12/01/11..............       219,300
  1,310,000   ASG Consolidated LLC/Finance,
                Inc. -- 144A,
                zero coupon, 11/01/11(g).....       841,675
    455,000   Aventine Renewable Energy,
                Inc. -- 144A, Floating Rate,
                8.50%, 12/15/11(b)...........       461,825
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       596,525
    953,672   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............     1,053,808
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,739,375

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,625,000   Crystal US Holdings 3 LLC/
                Crystal US Sub3
                Corp. -- 144A,
                zero coupon, 10/01/14(g).....  $  1,121,250
    990,000   Harvest Operations
                Corp. -- 144A,
                7.88%, 10/15/11..............     1,002,375
  1,035,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............     1,169,550
  1,350,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,512,000
  1,750,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,863,750
    370,000   NSP Holdings/Cap Corp. -- 144A,
                11.75%, 01/01/12(o)..........       375,550
    740,000   PCA LLC/PCA Finance Corp.,
                11.88%, 08/01/09.............       654,900
    555,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............       611,888
  2,155,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     2,440,537
    135,000   Riddell Bell Holdings, Inc. --
                144A,
                8.38%, 10/01/12..............       140,400
    230,000   Standard Aero Holdings, Inc. --
                144A,
                8.25%, 09/01/14..............       249,550
  2,550,000   UGS Corp. -- 144A,
                10.00%, 06/01/12.............     2,913,374
  2,060,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,443,674
    300,000   Universal City Florida -- 144A,
                8.38%, 05/01/10..............       312,750
    595,000   Universal City Florida -- 144A,
                Floating Rate,
                7.20%, 05/01/10(b)...........       621,775
  1,530,000   Vanguard Health Holding Company
                II LLC -- 144A,
                9.00%, 10/01/14..............     1,644,750
                                               ------------
                                                 24,351,969
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.0%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       172,975
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(h)...........       355,250
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.5%
    345,000   AirGate PCS, Inc. -- 144A,
                Floating Rate,
                5.85%, 10/15/11(b)...........       356,213
    125,000   American Tower Corp.,
                9.38%, 02/01/09..............       132,813
  2,785,000   Centennial
                Cellular/Communications,
                10.13%, 06/15/13.............     3,140,087
    505,000   Centennial Communications,
                10.75%, 12/15/08.............       526,463

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   190,000   Crown Castle International
                Corp.,
                10.75%, 08/01/11.............  $    207,100
    355,000   General Cable Corp.,
                9.50%, 11/15/10..............       402,925
  1,310,000   Inmarsat Finance PLC (Great
                Britain),
                7.63%, 06/30/12..............     1,368,950
  1,000,000   Intelsat, Ltd.,
                7.63%, 04/15/12..............       973,836
    185,000   IWO Escrow Company -- 144A,
                Floating Rate,
                6.32%, 01/15/12(b)...........       187,313
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(h)..........       655,000
  2,620,000   LCI International, Inc.,
                7.25%, 06/15/07..............     2,561,049
    855,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                9.13%, 11/01/12..............       876,375
    645,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                Floating Rate,
                7.44%, 11/01/11(n)...........       667,575
    450,000   Nextel Communications,
                7.38%, 08/01/15..............       497,250
    875,000   Nextel Partners, Inc.,
                12.50%, 11/15/09.............       995,313
  4,200,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     4,105,499
    675,000   Nortel Networks, Ltd.,
                6.13%, 02/15/06..............       690,188
  2,005,000   PanAmSat Corp. -- 144A,
                9.00%, 08/15/14..............     2,248,105
    285,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............       301,388
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       287,825
    315,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............       319,725
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       106,150
  1,035,000   Qwest Corp. -- 144A,
                7.88%, 09/01/11..............     1,128,150
  1,075,000   Qwest Services Corp. -- 144A
                (Canada),
                14.00%, 12/15/10.............     1,298,063
    580,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                8.00%, 12/15/12..............       616,250
  2,150,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                7.50%, 03/15/15..............     2,278,999
  1,065,000   Rogers Wireless, Inc. -- 144A
                (Canada),
                Floating Rate,
                5.53%, 12/15/10(b)...........     1,120,913
     60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(g).....        50,850

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............  $    469,125
    600,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............       676,500
  1,390,000   US Unwired, Inc., Series B,
                10.00%, 06/15/12.............     1,574,175
  2,460,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     2,687,549
                                               ------------
                                                 33,507,716
                                               ------------
              TRANSPORTATION -- 0.9%
    765,000   H-Lines Finance
                Holding -- 144A, zero coupon,
                04/01/13(g)..................       554,625
    715,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............       772,200
    910,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............       978,250
    115,000   Petroleum Helicopters,
                9.38%, 05/01/09..............       126,500
    695,000   Quality Distribution Capital --
                144A,
                9.00%, 11/15/10..............       696,738
                                               ------------
                                                  3,128,313
                                               ------------
              UTILITIES -- 0.7%
    635,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       717,550
  1,325,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     1,689,375
                                               ------------
                                                  2,406,925
                                               ------------
              UTILITIES: ELECTRIC -- 4.4%
    347,000   AES Corp.,
                8.50%, 11/01/07..............       353,940
    553,000   AES Corp.,
                9.38%, 09/15/10..............       645,627
    700,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       798,875
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       356,500
    496,838   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       564,222
    750,000   Calpine Corp.,
                8.25%, 08/15/05..............       761,250
  1,575,000   Calpine Corp.,
                7.63%, 04/15/06..............     1,555,312
    350,000   Calpine Corp.,
                10.50%, 05/15/06.............       351,750
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............       110,000
    450,000   Calpine Corp. -- 144A,
                8.50%, 07/15/10..............       388,125
  1,130,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............       937,900

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$ 1,305,000   Inergy LP/Inergy Finance
                Corp. -- 144A,
                6.88%, 12/15/14..............  $  1,318,050
  3,000,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,757,499
    750,000   Nevada Power Company,
                9.00%, 08/15/13..............       881,250
  1,085,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............     1,188,075
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       285,600
    915,000   Reliant Energy, Inc.,
                9.50%, 07/15/13..............     1,044,244
    150,000   Texas Genco LLC/Financing --
                144A,
                6.88%, 12/15/14..............       155,813
                                               ------------
                                                 15,454,032
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $302,606,017)..........   321,976,198
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.8%
              BROADCAST SERVICES/MEDIA -- 0.3%
     54,651   Telewest Global, Inc. (Great
                Britain)*....................       960,765
                                               ------------
              LEISURE AND RECREATION -- 0.0%
      2,000   Las Vegas Sands Corp.*.........        96,000
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.5%
      7,533   Crown Castle International
                Corp.*.......................       125,349
     20,340   NTL, Inc.*.....................     1,484,006
                                               ------------
                                                  1,609,355
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $1,906,825)..................     2,666,120
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.0%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........       960,194
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       293,640
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
     43,235   Crown Castle International
                Corp., 6.25%.................     2,107,706
                                               ------------
              UTILITIES: ELECTRIC -- 0.0%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       269,500
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS (Cost $3,003,931).....     3,631,040
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                               DECEMBER 31, 2004

  SHARES                                          VALUE
  ------                                       ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............  $    258,750
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(q).........            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(q).........            --
        750   Mueller Holdings, Inc.,
                Expires 04/15/14*............        52,500
         84   New World Coffee,
                Expires 06/20/06*............             1
      1,000   ONO Finance PLC (Great
                Britain),
                Expires 03/16/11*(q).........            --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(q).........            --
                                               ------------
              TOTAL WARRANTS (Cost
                $75,402).....................       311,251
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.3%
              LEISURE AND RECREATION -- 0.2%
$   645,000   Kerzner International -- 144A
                (Bahama Islands),
                2.38%, 04/15/24..............       787,706
                                               ------------
              SEMICONDUCTORS -- 0.1%
    345,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       339,825
                                               ------------
              TOTAL CONVERTIBLE BONDS (Cost
                $966,774)....................     1,127,531
                                               ------------
              TOTAL SECURITIES (Cost
                $308,558,949)................   329,712,140
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 4.6%
$16,169,442   With Investors Bank and Trust,
                dated 12/31/04, 1.88%, due
                01/03/05, repurchase proceeds
                at maturity $16,171,976
                (Collateralized by various
                Small Business
                Administrations,
                4.88% -- 5.13%, due
                01/25/29 - 05/25/30, with a
                total value of $16,977,914)
                (Cost $16,169,442)...........  $ 16,169,442
                                               ------------
              Total Investments -- 98.3%
                (Cost $324,728,391)..........   345,881,582
              Other assets less
                liabilities -- 1.7%..........     5,890,954
                                               ------------
              NET ASSETS -- 100.0%...........  $351,772,536
                                               ============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $324,751,218.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $23,835,148
    Gross unrealized depreciation...........   (2,704,784)
                                              -----------
    Net unrealized appreciation.............  $21,130,364
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.5%
               ADVERTISING -- 0.4%
     209,774   JC Decaux SA*........  $    6,118,173     FRA
                                      --------------
               AEROSPACE AND DEFENSE -- 2.3%
   1,565,500   Bae Systems PLC......       6,928,277     BRI
     488,834   European Aeronautic
                 Defense and Space
                 Company(d).........      14,197,372     NET
   2,473,290   Rolls-Royce Group
                 PLC*...............      11,729,331     BRI
                                      --------------
                                          32,854,980
                                      --------------
               AGRICULTURE -- 0.1%
   4,566,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       1,689,001     HNG
                                      --------------
               AIRLINES -- 0.4%
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,958,494     AUS
                                      --------------
               APPAREL: MANUFACTURING -- 0.8%
      65,400   Adidas-Salomon AG*...      10,545,014     GER
      12,800   Benetton Group SpA...         169,106     ITA
                                      --------------
                                          10,714,120
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 4.6%
     147,200   DaimlerChrysler AG*..       7,047,351     GER
      51,700   Honda Motor Company,
                 Ltd. ..............       2,675,180     JPN
     149,740   Hyundai Motor
                 Company*...........       8,028,761     KOR
     476,980   Kia Motors Corp.*....       5,022,782     KOR
   1,122,800   Nissan Motor Company,
                 Ltd. ..............      12,188,649     JPN
     299,000   Suzuki Motor
                 Corp. .............       5,454,375     JPN
     608,200   Toyota Motor
                 Corp. .............      24,714,423     JPN
                                      --------------
                                          65,131,521
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 1.5%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       6,395,201     JPN
     127,500   Alpine Electronics,
                 Inc.(d)............       1,712,093     JPN
      10,200   Georg Fischer AG*....       2,641,720     SWI
   1,128,000   GKN PLC..............       5,122,022     BRI
     115,700   Valeo SA.............       4,838,602     FRA
                                      --------------
                                          20,709,638
                                      --------------
               BANKS -- 19.0%
     589,000   ABN AMRO Holding
                 NV.................      15,587,014     NET
     241,200   Allied Irish Banks
                 PLC................       5,000,946     IRE
   1,023,700   Banca Intesa SpA.....       4,920,529     ITA
     601,200   Banco Bilbao Vizcaya
                 Argentaria SA......      10,652,837     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     709,400   Banco Comercial
                 Portugues, SA --
                 Class R............  $    1,820,492     POR
     240,100   Banco Santander
                 Central Hispano
                 SA*(d).............       2,976,451     SPA
   1,812,600   Barclays PLC.........      20,393,924     BRI
     618,900   Bayerische Hypo-und
                 Vereinsbank AG (HVB
                 Group)*............      14,033,718     GER
     198,200   BNP Paribas SA.......      14,343,881     FRA
     179,200   Canadian Imperial
                 Bank of
                 Commerce(d)........      10,799,846     CDA
     158,600   Commonwealth Bank of
                 Australia..........       3,978,663     AUS
     140,300   Danske Bank A/S......       4,297,983     DEN
      19,400   Deutsche Bank AG.....       1,720,615     GER
     365,900   Dexia*(d)............       8,406,178     BEL
     250,800   DNB NOR ASA..........       2,473,557     NOR
     361,700   EFG Eurobank
                 Ergasias...........      12,415,419     GRC
      89,200   ForeningsSparbanken
                 AB.................       2,221,343     SWE
     105,300   Fortis...............       2,909,569     BEL
     126,100   HBOS PLC.............       2,053,110     BRI
     135,700   IKB Deutsche
                 Industriebank AG...       3,753,243     GER
   1,238,200   Joyo Bank, Ltd. .....       6,032,937     JPN
      77,400   Laurentian Bank of
                 Canada(d)..........       1,554,458     CDA
   1,834,700   Lloyds TSB Group
                 PLC................      16,662,011     BRI
         456   Mitsubishi Tokyo
                 Financial Group,
                 Inc. ..............       4,621,321     JPN
      70,200   National Australia
                 Bank, Ltd. ........       1,581,103     AUS
     177,700   National Bank of
                 Canada(d)..........       7,348,195     CDA
      60,100   National Bank of
                 Greece SA..........       1,981,340     GRC
   1,248,500   Nordea Bank AB.......      12,586,822     SWE
     234,700   SanPaolo IMI SpA*....       3,377,962     ITA
     125,100   Societe Generale*....      12,646,135     FRA
     745,200   Standard Chartered
                 PLC................      13,857,143     BRI
     490,100   Suncorp-Metway,
                 Ltd. ..............       6,656,769     AUS
     861,000   The Bank of Yokohama,
                 Ltd. ..............       5,420,055     JPN
     199,000   UBS AG...............      16,686,878     SWI
       1,739   UFJ Holdings,
                 Inc.*..............      10,523,475     JPN
                                      --------------
                                         266,295,922
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.7%
     150,200   Grupo Televisa SA
                 (ADR)..............  $    9,087,100     MEX
     883,200   Seven Network,
                 Ltd.(d)............       4,424,315     AUS
     337,900   Vivendi Universal
                 SA*................      10,777,227     FRA
                                      --------------
                                          24,288,642
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.2%
   1,671,929   Capita Group PLC.....      11,740,955     BRI
   1,914,700   Marubeni Corp. ......       5,298,916     JPN
                                      --------------
                                          17,039,871
                                      --------------
               CHEMICALS -- 0.9%
      45,100   Akzo Nobel NV*.......       1,921,610     NET
      39,100   Ciba Specialty
                 Chemicals AG*......       2,974,365     SWI
      52,300   K+S AG...............       2,776,606     GER
   1,680,600   Mitsubishi Chemical
                 Corp. .............       5,109,600     JPN
                                      --------------
                                          12,782,181
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.8%
     129,200   Infosys Technologies,
                 Ltd. (ADR)(d)......       8,954,852     IND
     309,985   Trend Micro, Inc.*...      16,704,512     JPN
                                      --------------
                                          25,659,364
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
     163,900   Creative Technology,
                 Ltd. ..............       2,449,865     SIN
     203,900   Oce NV...............       3,117,392     NET
   2,043,000   TPV Technology,
                 Ltd. ..............       1,222,299     HNG
                                      --------------
                                           6,789,556
                                      --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.9%
     354,700   Autostrade SpA*......       9,487,750     ITA
     353,700   Barratt Developments
                 PLC................       4,037,273     BRI
     159,300   Compagnie de
                 Saint-Gobain.......       9,586,308     FRA
     644,700   George Wimpey PLC....       5,006,998     BRI
      43,500   Lafarge SA*..........       4,193,565     FRA
     260,000   Maeda Road
                 Construction
                 Company, Ltd.(d)...       2,042,097     JPN
   2,189,400   Pilkington PLC.......       4,624,013     BRI
     438,000   RMC Group PLC........       7,139,750     BRI
     484,000   Sekisui House,
                 Ltd. ..............       5,631,417     JPN
     211,200   The Berkeley Group
                 Holdings PLC.......       3,280,527     BRI
                                      --------------
                                          55,029,698
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES -- 1.8%
     376,500   Imperial Tobacco
                 Group PLC..........  $   10,315,498     BRI
       1,308   Japan Tobacco,
                 Inc. ..............      14,912,882     JPN
                                      --------------
                                          25,228,380
                                      --------------
               DISTRIBUTION -- 0.9%
   2,054,000   Esprit Holdings,
                 Ltd. ..............      12,420,936     BER
                                      --------------
               DIVERSIFIED SERVICES -- 0.7%
     142,100   BASF AG..............      10,225,999     GER
                                      --------------
               ELECTRONICS -- 2.9%
      56,100   Bang & Olufsen
                 A/S -- Class B(d)..       4,190,161     DEN
     209,000   Hosiden Corp.(d).....       2,311,586     JPN
      39,200   Keyence Corp. .......       8,770,532     JPN
   1,191,000   Minebea Company,
                 Ltd. ..............       5,187,848     JPN
     286,000   Pioneer Corp. .......       5,573,962     JPN
     130,800   Research In Motion,
                 Ltd.*..............      10,780,537     CDA
     810,100   Toshiba Tec Corp. ...       3,836,568     JPN
                                      --------------
                                          40,651,194
                                      --------------
               ENGINEERING -- 0.2%
      72,371   SNC-Lavalin Group,
                 Inc. ..............       3,502,310     CDA
                                      --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.3%
     224,700   Pennon Group PLC.....       4,301,297     BRI
                                      --------------
               FINANCIAL SERVICES -- 4.1%
     344,900   Alliance & Leicester
                 PLC................       6,039,337     BRI
     800,900   Bradford & Bingley
                 PLC................       5,162,922     BRI
     226,900   Hitachi Capital
                 Corp. .............       4,676,413     JPN
     155,500   Irish Life &
                 Permanent PLC......       2,913,703     IRE
     235,389   Man Group PLC........       6,652,658     BRI
     124,000   Mitsubishi Securities
                 Company, Ltd. .....       1,355,759     JPN
     932,000   Nikko Cordial
                 Corp. .............       4,931,553     JPN
      96,700   Promise Company,
                 Ltd. ..............       6,897,720     JPN
     225,700   Sampo Oyj -- Class
                 A..................       3,113,587     FIN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,717,053     JPN
     119,100   Sun Life Financial,
                 Inc.(d)............       3,989,875     CDA
      65,500   Takefuji Corp. ......       4,423,261     JPN
   1,386,000   Tokai Tokyo
                 Securities Company,
                 Ltd. ..............       4,254,434     JPN
                                      --------------
                                          57,128,275
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 3.4%
     464,700   Asahi Breweries,
                 Ltd. ..............  $    5,746,485     JPN
      15,800   Coca-Cola West Japan
                 Company, Ltd. .....         404,931     JPN
     429,200   Fraser and Neave,
                 Ltd. ..............       4,285,690     SIN
     345,300   Geest PLC............       4,229,787     BRI
   1,537,300   Northern Foods PLC...       5,054,642     BRI
      48,600   Pernod Ricard(d).....       7,436,969     FRA
     325,262   Royal Numico NV*.....      11,716,729     NET
     695,700   Tate & Lyle PLC......       6,314,730     BRI
     106,400   Wolverhampton &
                 Dudley Breweries
                 PLC................       2,243,082     BRI
                                      --------------
                                          47,433,045
                                      --------------
               INSURANCE -- 4.6%
     999,300   Aioi Insurance
                 Company, Ltd. .....       4,606,012     JPN
     105,700   Allianz AG...........      14,007,498     GER
   1,052,600   Aviva PLC............      12,691,830     BRI
     516,700   Britannic Group PLC..       4,523,812     BRI
     105,800   CNP Assurances.......       7,570,631     FRA
   1,939,300   Friends Provident
                 PLC................       5,734,122     BRI
     212,400   ING Groep NV*........       6,419,711     NET
     358,800   Pohjola Group PLC --
                 Class D............       4,136,147     FIN
      31,400   Zurich Financial
                 Services AG*.......       5,235,635     SWI
                                      --------------
                                          64,925,398
                                      --------------
               LEISURE AND RECREATION -- 3.1%
     143,511   Carnival PLC.........       8,756,697     BRI
      88,128   Club Mediterranee
                 SA*(d).............       4,158,192     FRA
   2,447,900   EMI Group PLC........      12,454,916     BRI
     703,971   InterContinental
                 Hotels Group PLC...       8,751,767     BRI
     261,000   NAMCO, Ltd. .........       3,420,824     JPN
     227,400   TUI AG(d)............       5,378,664     GER
                                      --------------
                                          42,921,060
                                      --------------
               MACHINERY -- 1.5%
     148,400   MAN AG*..............       5,710,440     GER
      15,900   Rieter Holding AG....       4,614,370     SWI
      82,500   Saurer AG*...........       4,861,050     SWI
     162,400   Stork NV*............       5,589,845     NET
                                      --------------
                                          20,775,705
                                      --------------
               MANUFACTURING -- 0.4%
     295,710   Assa Abloy AB --
                 Class B*...........       5,050,270     SWE
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.8%
     134,730   Essilor International
                 SA CIE Generale
                 D'Optique..........  $   10,546,283     FRA
                                      --------------
               METALS AND MINING -- 1.4%
   1,060,900   BlueScope Steel,
                 Ltd. ..............       6,840,020     AUS
     308,300   Sims Group, Ltd. ....       4,288,669     AUS
     396,900   ThyssenKrupp AG(d)...       8,730,355     GER
                                      --------------
                                          19,859,044
                                      --------------
               OIL, COAL AND GAS -- 8.9%
     602,400   BP PLC...............       5,875,569     BRI
     158,700   CNOOC, Ltd.
                 (ADR)(d)...........       8,599,953     HNG
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       6,443,253     JPN
     559,200   Eni SpA*.............      13,985,970     ITA
      83,300   Fording Canadian Coal
                 Trust..............       6,440,894     CDA
      76,800   Gazprom OAO -- 144A
                 (ADR)(d)...........       2,726,400     SUR
     175,900   Hellenic Petroleum
                 SA.................       1,910,696     GRC
     287,100   Husky Energy,
                 Inc. ..............       8,204,568     CDA
      12,100   OMV AG...............       3,642,229     AST
     104,212   Petro-Canada.........       5,318,855     CDA
     272,500   Repsol YPF SA........       7,089,210     SPA
     542,700   Saipem SpA...........       6,521,371     ITA
   2,506,300   Shell Transport &
                 Trading Company
                 PLC................      21,365,706     BRI
     722,700   Snam Rete Gas SpA....       4,199,887     ITA
     102,923   Total SA -- Class
                 B..................      22,457,640     FRA
                                      --------------
                                         124,782,201
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud.............       4,118,917     SWE
      60,360   Fraser Papers,
                 Inc.*..............         783,648     CDA
     301,800   Norbord, Inc.(d).....       3,122,503     CDA
                                      --------------
                                           8,025,068
                                      --------------
               PHARMACEUTICALS -- 3.9%
      35,900   Dainippon
                 Pharmaceutical
                 Company, Ltd. .....         360,679     JPN
   1,118,963   Elan Corp. PLC
                 (ADR)*(d)..........      30,491,742     IRE
     160,800   GlaxoSmithKline PLC..       3,772,754     BRI
     218,200   Santen Pharmaceutical
                 Company, Ltd. .....       4,762,892     JPN
     115,855   Schering AG..........       8,653,509     GER
     280,700   Taisho Pharmaceutical
                 Company, Ltd. .....       6,099,795     JPN
                                      --------------
                                          54,141,371
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               PRINTING AND PUBLISHING -- 0.6%
   1,772,900   CIR SpA..............  $    5,247,792     ITA
     126,000   Quebecor World,
                 Inc.(d)............       2,712,390     CDA
                                      --------------
                                           7,960,182
                                      --------------
               REAL ESTATE DEVELOPMENT AND MANAGEMENT
                 SERVICES -- 0.7%
      64,265   Unibail(d)...........      10,104,594     FRA
                                      --------------
               RETAIL -- 4.0%
   1,246,400   Big Food Group PLC...       2,249,503     BRI
   4,077,782   Carphone Warehouse
                 PLC................      13,446,895     BRI
   1,912,500   Dixons Group PLC.....       5,581,440     BRI
      30,100   Galeries Lafayette
                 SA(d)..............       7,724,388     FRA
     521,389   GUS PLC..............       9,395,013     BRI
     168,300   Hudson's Bay
                 Company............       1,881,702     CDA
     590,900   JJB Sports PLC.......       2,005,278     BRI
     279,448   Kingfisher PLC.......       1,661,933     BRI
     340,770   Swatch Group AG*.....      10,129,299     SWI
      10,300   Valora Holding AG....       2,536,276     SWI
                                      --------------
                                          56,611,727
                                      --------------
               RETAIL: SUPERMARKETS -- 0.9%
   1,090,862   J Sainsbury PLC......       5,665,501     BRI
     809,200   Koninklijke Ahold
                 NV*................       6,262,771     NET
                                      --------------
                                          11,928,272
                                      --------------
               RUBBER PRODUCTS -- 0.2%
     150,000   Bridgestone Corp. ...       2,981,875     JPN
                                      --------------
               SEMICONDUCTORS -- 0.1%
     131,158   ASML Holding NV*.....       2,086,724     NET
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 7.4%
   1,243,480   Alcatel SA*..........      19,332,147     FRA
     582,000   BT Group PLC.........       2,268,403     BRI
     159,600   Elcoteq Network
                 Corp. -- Class A...       3,876,850     FIN
     297,700   France Telecom SA*...       9,846,728     FRA
       2,700   Nippon Telegraph and
                 Telephone Corp. ...      12,102,904     JPN
     298,500   Nokia Oyj (ADR)......       4,677,495     FIN
     152,100   PT Telekomunikasi
                 Indonesia (ADR)*...       3,197,142     IDN
     820,429   Societe Europeenne
                 des Satellites
                 (FDR)*.............      10,582,796     LUX
      20,800   Swisscom AG*.........       8,194,882     SWI
     566,450   Tandberg ASA.........       7,035,978     NOR

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     318,556   Telefonaktiebolaget
                 LM Ericsson
                 (ADR)*(d)..........  $   10,031,328     SWE
   4,402,233   Vodafone Group PLC...      11,938,856     BRI
                                      --------------
                                         103,085,509
                                      --------------
               TRANSPORTATION -- 1.3%
     144,432   Canadian National
                 Railway Company....       8,805,712     CDA
      28,610   Kuehne & Nagel
                 International AG...       6,164,322     SWI
     777,000   Orient Overseas
                 International,
                 Ltd. ..............       2,944,166     BER
                                      --------------
                                          17,914,200
                                      --------------
               UTILITIES -- 1.2%
      33,900   E.ON AG*.............       3,086,733     GER
     576,700   Kelda Group PLC......       7,003,445     BRI
     548,800   United Utilities
                 PLC................       6,638,285     BRI
                                      --------------
                                          16,728,463
                                      --------------
               UTILITIES: ELECTRIC -- 2.3%
      78,200   Chubu Electric Power
                 Company, Inc. .....       1,874,605     JPN
     553,600   Endesa SA............      12,996,514     SPA
     314,200   Hokkaido Electric
                 Power Company,
                 Inc. ..............       6,169,489     JPN
     245,100   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,776,847     JPN
     239,900   Union Fenosa SA......       6,302,996     SPA
                                      --------------
                                          32,120,451
                                      --------------
               UTILITIES: GAS -- 0.2%
     954,800   Toho Gas Company,
                 Ltd. ..............       3,405,348     JPN
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,135,867,124)....   1,366,906,342
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 9.1%
$127,122,222   Securities Lending
                 Collateral
                 Investment (Note 4)
                 (Cost
                 $127,122,222)......     127,122,222     USA
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,262,989,346)....   1,494,028,564
                                      --------------
   SHARES
   ------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A*
                 (Cost $0)(q).......              --     BRI
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                               DECEMBER 31, 2004

 PRINCIPAL                                VALUE        COUNTRY
 ---------                            --------------   -------
               REPURCHASE AGREEMENTS -- 1.1%
$ 15,085,220   With Investors Bank
                 and Trust, dated
                 12/31/04, 1.88%,
                 due 01/03/05,
                 repurchase proceeds
                 at maturity
                 $15,087,583
                 (Collateralized by
                 Freddie Mac, 2.95%,
                 due 12/15/31, with
                 a value of
                 $10,500,147 and
                 various Small
                 Business
                 Administrations,
                 4.88% -- 5.13%, due
                 11/25/22-12/25/28,
                 with a total value
                 of $5,339,481)
                 (Cost
                 $15,085,220).......  $   15,085,220     USA
                                      --------------
               Total Investments -- 107.7%
                 (Cost
                 $1,278,074,566)....   1,509,113,784
               Liabilities less
                 other
                 assets -- (7.7)%...    (107,495,840)
                                      --------------
               NET ASSETS --100.0%..  $1,401,617,944
                                      ==============

The aggregate cost of securities for federal income tax purposes at December 31, 2004 is $1,282,950,703.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $233,117,631
    Gross unrealized depreciation.........    (6,954,550)
                                            ------------
    Net unrealized appreciation...........  $226,163,081
                                            ============

---------------
See summary of footnotes and abbreviations to portfolios.

                                         PERCENT OF TOTAL
COUNTRY COMPOSITION                    INVESTMENTS AT VALUE
-------------------                    --------------------
Australia (AUS)......................           2.17%
Austria (AST)........................           0.24
Belgium (BEL)........................           0.75
Bermuda (BER)........................           1.02
Canada (CDA).........................           4.99
Denmark (DEN)........................           0.56
Finland (FIN)........................           1.05
France (FRA).........................          10.71
Germany (GER)........................           6.34
Great Britain (BRI)..................          20.85
Greece (GRC).........................           1.08
Hong Kong (HNG)......................           0.76
India (IND)..........................           0.59
Indonesia (IDN)......................           0.21
Ireland (IRE)........................           2.55
Italy (ITA)..........................           3.18
Japan (JPN)..........................          16.40
Korea (KOR)..........................           0.87
Luxembourg (LUX).....................           0.70
Mexico (MEX).........................           0.60
Netherlands (The) (NET)..............           4.43
Norway (NOR).........................           0.63
Portugal (POR).......................           0.12
Russia (SUR).........................           0.18
Singapore (SIN)......................           0.45
Spain (SPA)..........................           2.65
Sweden (SWE).........................           2.26
Switzerland (SWI)....................           4.24
United States (USA)..................           9.42
                                             -------
TOTAL PERCENTAGE.....................         100.00%
                                             =======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

                               DECEMBER 31, 2004

Footnotes:

*    Non-income producing security.

(a)  Variable rate security. The rate shown was in effect at December 31, 2004.

(b) Quarterly reset provision. The rate shown was in effect at December 31, 2004.

(c)  Monthly reset provision. The rate shown was in effect at December 31, 2004.

(d) All or part of this security is on loan.

(e) Security is segregated as collateral for written options and/or short sales.

(f)  Security is segregated as initial margin for futures contracts.

(g) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(h) Bond is in default.

(i) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(j)  Principal amount shown for this debt security is denominated in Euros.

(k) Principal amount shown for this debt security is denominated in Swedish
    Krona.

(l)  Principal amount shown for this debt security is denominated in Mexican
     Pesos.

(m) Variable rate security. The interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2004.

(n) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at December 31, 2004.

(o) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.

(p) Issuer was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

(q) Fair valued at December 31, 2004.

Abbreviations:

ADR American Depository Receipt.

FDR Foreign Depository Receipt.

GDR Global Depository Receipt.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                             PORTFOLIO COMPOSITION

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Series by asset type.

MONEY MARKET SERIES
Commercial Paper................................    43.2%
Domestic Certificates of Deposit................     4.3
Yankee Certificates of Deposit..................    16.3
Medium Term Corporate Notes.....................     1.6
Short Term US Government Agency Securities......    23.3
Short Term Corporate Notes......................     3.8
Repurchase Agreements...........................     7.4
Other assets less liabilities...................     0.1
                                                   -----
                                                   100.0%
                                                   =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes.......................    76.4%
US Treasury Securities..........................     3.4
US Government Agency Securities.................    16.4
Foreign Government Obligations..................     3.1
Securities Lending Collateral...................     3.6
Repurchase Agreements...........................     0.1
Liabilities less other assets...................    (3.0)
                                                   -----
                                                   100.0%
                                                   =====
INTERMEDIATE GOVERNMENT BOND SERIES
US Treasury Securities..........................    67.6%
US Government Agency Securities.................    27.6
Corporate Bonds and Notes.......................    16.4
Securities Lending Collateral...................    25.0
Repurchase Agreements...........................     2.4
Liabilities less other assets...................   (39.0)
                                                   -----
                                                   100.0%
                                                   =====
CORE BOND SERIES
US Treasury Securities..........................    27.3%
US Government Agency Securities.................    43.3
Corporate Bonds and Notes.......................    34.7
Municipal Bonds.................................     0.1
Foreign Government Obligations..................     3.0
Preferred Corporate Bonds and Notes.............     0.1
Short Term Commercial Paper.....................     0.7
Short Term US Treasury Securities...............     0.9
Securities Lending Collateral...................    21.6
Repurchase Agreements...........................     2.8
Securities Sold Short...........................   (10.1)
Liabilities less other assets...................   (24.4)
                                                   -----
                                                   100.0%
                                                   =====
BALANCED SERIES
Common Stocks...................................    63.6%
US Treasury Securities..........................     9.0
US Government Agency Securities.................    16.1
BALANCED SERIES (CONTINUED)
Corporate Bonds and Notes.......................    12.0%
Municipal Bonds.................................     0.1
Foreign Government Obligations..................     1.1
Short Term Commercial Paper.....................     0.2
Securities Lending Collateral...................     5.9
Repurchase Agreements...........................     2.1
Securities Sold Short...........................    (3.5)
Liabilities less other assets...................    (6.6)
                                                   -----
                                                   100.0%
                                                   =====
VALUE & INCOME SERIES
Common Stocks...................................    97.4%
Securities Lending Collateral...................     4.0
Repurchase Agreements...........................     2.5
Liabilities less other assets...................    (3.9)
                                                   -----
                                                   100.0%
                                                   =====
GROWTH & INCOME SERIES
Common Stocks...................................    99.4%
Securities Lending Collateral...................     7.5
Short Term US Treasury Securities...............     0.0
Repurchase Agreements...........................     0.6
Liabilities less other assets...................    (7.5)
                                                   -----
                                                   100.0%
                                                   =====
EQUITY GROWTH SERIES
Common Stocks...................................    98.5%
Warrants........................................     0.0
Securities Lending Collateral...................     8.9
Repurchase Agreements...........................     1.8
Liabilities less other assets...................    (9.2)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP VALUE SERIES
Common Stocks...................................    95.0%
Securities Lending Collateral...................    14.1
Repurchase Agreements...........................     5.5
Liabilities less other assets...................   (14.6)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP GROWTH SERIES
Common Stocks...................................    97.4%
Securities Lending Collateral...................    24.0
Repurchase Agreements...........................     2.4
Liabilities less other assets...................   (23.8)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               DECEMBER 31, 2004

The following charts summarize the portfolio composition of each Series by asset type.

SMALL-CAP VALUE SERIES
Common Stocks...................................    99.3%
Securities Lending Collateral...................    12.8
Repurchase Agreements...........................     0.8
Liabilities less other assets...................   (12.9)
                                                   -----
                                                   100.0%
                                                   =====
SPECIAL EQUITY SERIES
Common Stocks...................................    97.0%
Securities Lending Collateral...................    13.9
Short Term US Treasury Securities...............     0.1
Repurchase Agreements...........................     2.1
Liabilities less other assets...................   (13.1)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP GROWTH SERIES
Common Stocks...................................    98.3%
Securities Lending Collateral...................    28.9
Repurchase Agreements...........................     1.8
Liabilities less other assets...................   (29.0)
                                                   -----
                                                   100.0%
                                                   =====
AGGRESSIVE EQUITY SERIES
Common Stocks...................................    99.7%
Securities Lending Collateral...................    10.6
Liabilities less other assets...................   (10.3)
                                                   -----
                                                   100.0%
                                                   =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes.......................    91.5%
Common Stocks...................................     0.8
Convertible Preferred Stocks....................     1.0
Warrants........................................     0.1
Convertible Bonds...............................     0.3
Repurchase Agreements...........................     4.6
Other assets less liabilities...................     1.7
                                                   -----
                                                   100.0%
                                                   =====
INTERNATIONAL EQUITY SERIES
Common Stocks...................................    97.5%
Securities Lending Collateral...................     9.1
Rights..........................................     0.0
Repurchase Agreements...........................     1.1
Liabilities less other assets...................    (7.7)
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing procedures on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of December 31, 2004, the Series had outstanding foreign currency forward contracts as listed in Note 10.

     E. WRITTEN OPTIONS:

Each Series, with the exception of the Money Market Series, may write options. When a Series writes an option, an amount equal to the premium received by the Series is included in the Series' Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

As of December 31, 2004, none of the Series had written options contracts outstanding.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the year ended December 31, 2004 were as follows:

                                                         CORE BOND                  BALANCED
                                                 -------------------------   ----------------------
                                                  NUMBER OF                  NUMBER OF
                                                  CONTRACTS     PREMIUMS     CONTRACTS    PREMIUMS
                                                 -----------   -----------   ----------   ---------
Call options outstanding at December 31,
  2003.........................................           --   $        --           --   $      --
Call options written...........................   11,600,175       186,032    1,200,016      18,065
Call options terminated in closing purchase
  transactions.................................  (11,600,175)     (186,032)  (1,200,016)    (18,065)
Call options expired...........................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Call options outstanding at December 31,
  2004.........................................           --   $        --           --   $      --
                                                 ===========   ===========   ==========   =========
Put options outstanding at December 31, 2003...    9,625,278   $   444,723    1,050,030   $  48,164
Put options written............................          793       867,505           78      84,094
Put options terminated in closing purchase
  transactions.................................   (9,626,071)   (1,312,228)  (1,050,108)   (132,258)
Put options expired............................           --            --           --          --
                                                 -----------   -----------   ----------   ---------
Put options outstanding at December 31, 2004...           --   $        --           --   $      --
                                                 ===========   ===========   ==========   =========

     F. FUTURES CONTRACTS:

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Open futures contracts as of December 31, 2004:

                                                                       VALUE AS OF    NET UNREALIZED
                      NUMBER OF                           EXPIRATION   DECEMBER 31,   APPRECIATION/
SERIES                CONTRACTS        DESCRIPTION           DATE          2004       (DEPRECIATION)
------               -----------   --------------------   ----------   ------------   --------------
Core Bond..........     283 Long   US Long Bond Future    March 2005   $ 31,837,500     $ 245,885
                     1,217 Short   US Treasury Notes 5
                                     Year Future          March 2005    133,299,531       (62,542)
                       426 Short   US Treasury Notes 10
                                     Year Future          March 2005     47,685,375      (108,564)
                                                                                        ---------
                                                                                        $  74,779
                                                                                        =========
Balanced...........      79 Long   US Long Bond Future    March 2005   $  8,887,500     $ 133,179
                       115 Short   US Treasury Notes 5
                                     Year Future          March 2005     12,596,094         1,174
                        41 Short   US Treasury Notes 10
                                     Year Future          March 2005      4,589,438        (8,911)
                                                                                        ---------
                                                                                        $ 125,442
                                                                                        =========
Growth & Income....      10 Long   S&P 500 Future         March 2005   $    606,875     $   4,480
                                                                                        =========
Special Equity.....       8 Long   Russell 2000 Future    March 2005   $  2,615,800     $  39,935
                                                                                        =========

     G. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. During the year ended December 31, 2004, the Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed upon repurchase price of those securities.

     I. FEDERAL INCOME TAXES:

It is the Series' intention to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

                        DIVERSIFIED INVESTORS PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     K. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     L. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON N.V., a corporation based in The Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series Portfolios as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Money Market................................................          10.42%
High Quality Bond...........................................           13.82
Intermediate Government Bond................................           22.14
Core Bond...................................................           11.07
Balanced....................................................           35.80
Value & Income..............................................           25.44
Growth & Income.............................................           26.24
Equity Growth...............................................           20.72
Mid-Cap Value...............................................           04.33
Mid-Cap Growth..............................................           00.32
Small-Cap Value.............................................           00.04
Special Equity..............................................           29.72

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Small-Cap Growth............................................          00.00%
Aggressive Equity...........................................           24.39
High Yield Bond.............................................           08.89
International Equity........................................           14.10

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                         ADVISOR       SUBADVISOR
PORTFOLIO SERIES                             PORTFOLIO SUBADVISOR        FEE (%)        FEE (%)
----------------                       --------------------------------  -------       ----------
Money Market Series..................  GE Asset Management, Inc.*         0.25            0.05
High Quality Bond Series.............  Merganser Capital Management LP    0.35                (2)
Intermediate Government Bond
  Series.............................  (3)                                0.35(1)             (4)
Core Bond Series.....................  BlackRock Advisors, Inc.           0.35                (5)
Balanced Series......................  (6)                                0.45(1)             (7)
Value & Income Series................  (8)                                0.45                (9)
Growth & Income Series...............  (10)                               0.60                (11)
Equity Growth Series.................  (12)                               0.62                (13)
Mid-Cap Value Series.................  Cramer, Rosenthal, McGlynn LLC     0.67(1)             (14)
Mid-Cap Growth Series................  Columbus Circle Investors**        0.72(1)             (15)
Small-Cap Value Series...............  Sterling Capital Management LLC    0.82(1)         0.50
Special Equity Series................  (16)                               0.80                (17)
Small-Cap Growth Series..............  Delaware Management Company        0.87(1)         0.50
Aggressive Equity Series.............  Turner Investment Partners,
                                       Inc.***                            0.77(1)****         (18)
High-Yield Bond Series...............  Eaton Vance Management             0.55(1)             (19)
International Equity Series..........  (20)                               0.75                (21)

---------------

* Effective June 18, 2004, GE Asset Management, Inc. replaced Capital Management Group.

** Effective August 27, 2004, Columbus Circle Investors replaced Dresdner RCM Global Investors LLC.

*** Effective September 21, 2004, Turner Investment Partners, Inc. replaced McKinley Capital Management, Inc.

**** For the period January 1, 2004 to September 23, 2004, the Advisor fee was
     0.97%.

(1)  The Advisor is currently voluntarily waiving a portion of its fee.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management.

     During the year ended December 31, 2004, the Intermediate Government Bond Series executed $370,672 of purchase transactions and $1,696,416 of sales transactions through Stephens Inc., an affiliate of the Portfolio's subadvisor. Commissions paid for such transactions amounted to $625.

(4) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Stephens Capital Management received 0.10% on all average daily net assets.

(5) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(6) The Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity and fixed income securities, respectively.

(7) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. BlackRock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(8) The Value & Income Series has two subadvisors: Alliance Capital Management LP and AllianceBernstein.

     During the year ended December 31, 2004, the Value & Income Series executed $520,246,721 of purchase transactions and $430,265,555 of sales transactions through Sanford C. Bernstein & Co. LLC, an affiliate of Alliance Capital Management LP and AllianceBernstein. Commissions paid for such transactions amounted to $1,356,078.

(9) Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.11% on all average daily net assets in excess of $2,000,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(10) The Growth & Income Series has three subadvisors: Effective May 4, 2004, Ark Asset Management Company, Inc., Goldman Sachs Asset Management, LP and Aronson + Johnson + Ortiz, LP replaced Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

     During the year ended December 31, 2004, the Growth & Income Series executed $43,672,966 of purchase transactions and $45,413,667 of sales transactions through Goldman Sachs Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $49,542.

     During the year ended December 31, 2004, the Growth & Income Series executed $91,609 of purchase transactions and $3,955,539 of sales transactions through Spear, Leeds & Kellogg, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $2,018.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


   During the year ended December 31, 2004, the Growth & Income Series executed $121,045 of purchase transactions through Wave Securities LLC, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $65.

(11) For the period January 1, 2004 to May 4, 2004, Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2004 to May 4, 2004, Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. For the period May 5, 2004 to December 31, 2004, Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in average daily net assets, 0.18% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $1,000,000,000. For the period May 5, 2004 to December 31, 2004, Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,500,000,000. For the period May 5, 2004 to December 31, 2004, Aronson + Johnson + Ortiz, LP received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson + Johnson + Ortiz, LP will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

(12) The Equity Growth Series has two subadvisors: Ark Asset Management Company, Inc. and Marsico Capital Management LLC. Effective September 22, 2004, the third subadvisor, Dresdner RCM Global Investors, LLC was terminated.

     During the year ended December 31, 2004, the Equity Growth Series executed $16,664,388 of purchase transactions and $3,417,211 of sales transactions through Bank of America International, an affiliate of Marsico Capital Management LLC. Commissions paid for such transactions amounted to $24,051.

(13) For the period January 1, 2004 to September 23, 2004, Dresdner RCM Global Investors, LLC received 0.22% on the first $700,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management Company, Inc. received 0.20% of all average daily net assets. Marsico Capital Management LLC received 0.30% on the first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management LLC will receive 0.27% on all average daily net assets.

(14) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(15) For the period January 1, 2004 to August 26, 2004, Dresdner RCM Global Investors, LLC received 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets and 0.23% on all average daily net assets in excess of $100,000,000. For the period August 27, 2004 to December 31, 2004, Columbus Circle Investors received 0.40% on the first $135,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $135,000,000.

(16) The Special Equity Series has five subadvisors: EARNEST Partners, LLC, Wellington Management Company LLP, RS Investments Management LP, Seneca Capital Management LLC and INVESCO, Inc. Effective December 16, 2004, EARNEST Partners, LLC replaced Westport Asset Management, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(17) Wellington Management Company LLP received 0.45% on the first $200,000,000 of average daily net assets and 0.375% on average daily net assets in excess of $200,000,000. For the period January 1, 2004 to December 15, 2004, Westport Asset Management, Inc. received 0.50% of all average daily net assets. For the period December 16, 2004 to December 31, 2004, EARNEST Partners LLC received 0.50% of all average daily net assets. RS Investments Management LP received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. Seneca Capital Management LLC received 0.43% on the first $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

(18) For the period January 1, 2004 to September 20, 2004, McKinley Capital Management, Inc. received 45% on the first $100,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $300,000,000. For the period September 21, 2004 to December 31, 2004, Turner Investment Partners, Inc. received 0.35% on the first $100,000,000 in average daily net assets, 0.30% on the next $200,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $500,000,000.

(19) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

(20) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company LLP. Effective March 18, 2004, LSV Asset Management and Wellington Management Company LLP replaced Capital Guardian Trust Company.

(21) For the period January 1, 2004 to March 17, 2004, Capital Guardian Trust Company received 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000. The following fee discount was applied on the total eligible equity, convertible and balanced assets managed: Assets between $500,000,000 and $750,000,000 have a 5% fee reduction; assets between $750,000,000 and $1,000,000,000 have a 7.5% fee reduction and assets above $1,000,000,000 have a 10% fee reduction. For the period March 18, 2004 to December 31, 2004, LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. For the period March 18, 2004 to December 31, 2004, Wellington Management Company LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the year ended December 31, 2004, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................         80 b.p.*
High Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

---------------

* For the period January 1, 2004 to September 23, 2004, the expense cap was 100 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2004 amounted to $66,087.

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

purchased with cash collateral received. At December 31, 2004, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $ 23,974,692    $ 24,475,000
Intermediate Government Bond Series.........................    62,908,746      64,248,067
Core Bond Series............................................   349,712,770     357,709,666
Balanced Series.............................................    24,076,226      24,760,913
Value & Income Series.......................................   104,493,829     108,351,744
Growth & Income Series......................................    81,557,775      85,014,118
Equity Growth Series........................................   195,850,405     203,440,449
Mid-Cap Value Series........................................    56,892,110      58,613,178
Mid-Cap Growth Series.......................................    48,526,678      50,393,267
Small-Cap Value Series......................................    21,217,862      22,031,456
Special Equity Series.......................................   164,266,229     171,006,787
Small-Cap Growth Series.....................................    30,242,966      31,366,433
Aggressive Equity Series....................................    40,844,573      42,298,930
International Equity Series.................................   120,660,011     127,122,222

The cash collateral received by each Series was pooled and at December 31, 2004 was invested in the following securities:

Bank of America Corp., Floating Rate Note, 2.27%(1),
  01/18/05
Bank of America Corp., Floating Rate Note, 2.26%(1),
  02/15/05
Bank of Montreal, Time Deposit, 2.26%, 01/28/05
Bank of Nova Scotia, Time Deposit, 2.33%, 01/13/05
Bank of Nova Scotia, Time Deposit, 2.33%, 01/24/05
Bank of Nova Scotia, Time Deposit, 2.32%, 02/08/05
Barclays Global Investors Money Market Fund -- Institutional
  Shares
BNP Paribas, Time Deposit, 2.30%, 02/01/05
BNP Paribas, Time Deposit, 2.30%, 02/23/05
Calyon, Time Deposit, 2.27%, 01/20/05
Calyon, Time Deposit, 2.34%, 02/02/05
Calyon, Time Deposit, 2.44%, 03/16/05
Canadian Imperial Bank of Commerce, Floating Rate Note,
  2.02%(1), 11/04/05
Citigroup, Inc. Time Deposit, 2.06%, 01/25/05
Credit Suisse First Boston Corp., Floating Rate Note,
  2.33%(1), 09/09/05
Den Danske Bank, Time Deposit, 2.26%, 01/20/05
Dexia Bank, Time Deposit, 2.04%, 01/21/05
Dreyfus Cash Management Plus Fund -- Institutional Shares
Freddie Mac, US Government Agency Discount Note, 2.28%(2),
  02/01/05
General Electric Capital Corp., Commercial Paper, 2.29%(2),
  01/10/05
General Electric Capital Corp., Commercial Paper, 2.29%(2),
  01/21/05
General Electric Capital Corp., Commercial Paper, 2.25%(2),
  02/01/05
Goldman Sachs Financial Square Prime Obligations
  Fund -- Institutional Shares
Goldman Sachs Group, Inc., Floating Rate Note, 2.33%(1),
  01/27/05
Goldman Sachs Group, Inc., Floating Rate Note, 2.34%(1),
  03/29/05
Harris Trust & Savings Bank, Time Deposit, 2.23%, 01/03/05

                        DIVERSIFIED INVESTORS PORTFOLIOS

4. SECURITIES LENDING (CONTINUED)

Lloyds TSB Bank, Time Deposit, 2.28%, 02/02/05
Merrill Lynch Premier Institutional Fund -- Institutional
  Shares
Merrimac Cash Fund -- Premium Class
Morgan Stanley, Floating Rate Commercial Paper, 2.39%(1),
  06/05/05
Morgan Stanley, Floating Rate Commercial Paper, 2.39%(1),
  07/19/05
Royal Bank of Canada, Time Deposit, 2.25%, 01/19/05
Royal Bank of Canada, Time Deposit, 2.26%, 02/01/05
Royal Bank of Scotland, Time Deposit, 2.01%, 01/20/05
Royal Bank of Scotland, Time Deposit, 2.02%, 01/21/05
Royal Bank of Scotland, Time Deposit, 2.27%, 02/02/05
Svenska Handelsbanken, New York, Time Deposit, 2.25%,
  01/10/05
The Bear Stearns Companies, Inc., Floating Rate Note,
  2.45%(1), 06/05/05
The Bear Stearns Companies, Inc., Floating Rate Note,
  2.45%(1), 09/08/05
Toronto Dominion Bank, Time Deposit, 2.42%, 03/01/05
Wells Fargo Bank, Time Deposit, 2.32%, 01/14/05

---------------

(1) Variable rate security. The rate shown was in effect at December 31, 2004.

(2) Represents yield to maturity at time of purchase.

Information pertaining to the investment of the cash collateral is shown on the Series' Portfolio of Investments.

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2004 were as follows:

                                                                     COST OF          PROCEEDS
                                                                    PURCHASES        FROM SALES
                                                                 ---------------   ---------------
High Quality Bond Series...............  Government Obligations  $   126,006,380   $    82,084,425
                                         Other                       301,487,334       230,905,553
Intermediate Government Bond Series....  Government Obligations    1,486,752,661     1,435,241,541
                                         Other                        50,028,213        90,558,517
Core Bond Series.......................  Government Obligations   13,040,591,255    12,682,493,110
                                         Other                       972,266,984     1,000,006,684
Balanced Series........................  Government Obligations    1,155,881,776     1,128,940,993
                                         Other                       267,168,809       322,143,570
Value & Income Series..................  Other                     1,266,327,595     1,026,332,876
Growth & Income Series.................  Other                     1,940,368,092     1,960,453,610
Equity Growth Series...................  Other                     2,768,331,582     2,600,896,047
Mid-Cap Value Series...................  Other                       534,084,070       414,858,245
Mid-Cap Growth Series..................  Other                       426,921,301       406,458,366
Small-Cap Value Series.................  Other                       102,907,717        57,136,725
Special Equity Series..................  Other                     1,278,890,895     1,444,778,369
Small-Cap Growth Series................  Other                        94,631,660        78,461,609
Aggressive Equity Series...............  Other                       920,241,917       939,620,234
High Yield Bond Series.................  Other                       291,830,050       230,886,598
International Equity Series............  Other                     2,132,546,125     1,952,609,860

                        DIVERSIFIED INVESTORS PORTFOLIOS

6. LEGAL AND REGULATORY MATTERS

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Subject Portfolios joined other defendants in moving to dismiss all counts of the Complaint in 2004. The motion was heard in September 2004. As of February 15, 2005, no ruling had yet been issued. If the motion to dismiss is denied in whole or in part, the suit may proceed to the active discovery phase, but that has not yet occurred. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, defenses to the allegations in the Complaint and whether third parties might be partially or wholly liable to the Subject Portfolios for any loss sustained in connection with the Complaint. Only limited formal discovery has taken place. The Subject Portfolios are not in a position to predict the likelihood that Enron would prevail, in whole or in part, in its claims against the Subject Portfolios and whether, in such event, any third party might be liable to the Subject Portfolios.

     SUBSEQUENT EVENTS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Series and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund and the Diversified Institutional International Equity Fund (collectively, the "International Equity Funds") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Funds' in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

Like many U.S. financial services companies, DISC and DIA have responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Series Portfolio, there can be no assurance at this time.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Series is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series' filing for the twelve months ended

                        DIVERSIFIED INVESTORS PORTFOLIOS

7. PROXY VOTING POLICIES AND PROCEDURES (CONTINUED)

June 30, 2004, is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov.

8. QUARTERLY PORTFOLIOS

The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As of December 31, 2004, the Mid-Cap Value Series and High Yield Bond Series invested approximately 15.80% and 13.75% of their respective portfolios in issuers outside the United States.

As of December 31, 2004, substantially all of the International Equity Series' net assets consist of securities of issuers denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of December 31, 2004, the International Equity Series invested approximately 20.85%, 16.40% and 10.71%, of its respective portfolio in issuers in Great Britain, Japan and France, respectively.

In the normal course of business, the Series enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series that have not yet occurred. However, based on experience, the Series expects the risk of loss to be remote.

10. FOREIGN CURRENCY FORWARD CONTRACTS

At December 31, 2004, the Core Bond Series, Balanced Series, Special Equity Series, High Yield Bond Series, and International Equity Series had entered into foreign currency forward contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar...................   19,738,461   $16,644,498    01/28/05    $16,448,827    $  (195,671)
Euro..............................   40,463,982    53,755,712    01/25/05     54,915,406      1,159,694
Euro..............................   17,384,374    23,344,102    01/25/05     23,593,080        248,978
Euro..............................      980,608     1,313,612    01/25/05      1,330,825         17,213
Euro..............................   13,590,811    17,506,324    01/25/05     18,444,673        938,349
Swedish Krona.....................   79,819,271    11,579,523    01/21/05     11,999,790        420,267
                                                                                            -----------
TOTAL.............................                                                          $ 2,588,830
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
SALE CONTRACTS:
Canadian Dollar...................   19,738,461   $16,087,290    01/28/05    $16,448,827    $  (361,537)
Euro..............................   64,849,038    81,729,243    01/25/05     88,009,413     (6,280,170)
Euro..............................    7,570,737     9,835,826    01/25/05     10,274,572       (438,746)
New Mexico Peso...................   30,063,554     2,579,494    01/21/05      2,689,028       (109,534)
New Zealand Dollar................   16,867,397    11,722,841    01/27/05     12,136,357       (413,516)
Swedish Krona.....................   79,819,271    10,987,912    01/21/05     11,999,790     (1,011,878)
                                                                                            -----------
TOTAL.............................                                                          $(8,615,381)
                                                                                            ===========
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar...................    1,827,900   $ 1,541,380    01/28/05    $ 1,523,260    $   (18,120)
Euro..............................       70,078        93,876    01/25/05         95,106          1,230
Euro..............................    2,094,779     2,698,285    01/25/05      2,842,914        144,629
Euro..............................    3,477,985     4,620,444    01/25/05      4,720,123         99,679
Euro..............................    1,589,484     2,134,393    01/25/05      2,157,157         22,764
Swedish Krona.....................    6,772,401       982,484    01/21/05      1,018,143         35,659
                                                                                            -----------
TOTAL.............................                                                          $   285,841
                                                                                            ===========
SALE CONTRACTS:
Canadian Dollar...................    1,827,900   $ 1,489,780    01/28/05    $ 1,523,260    $   (33,480)
Euro..............................      769,995     1,000,370    01/25/05      1,044,993        (44,623)
Euro..............................    6,220,145     7,839,249    01/25/05      8,441,626       (602,377)
Euro..............................      242,186       311,693    01/25/05        328,681        (16,988)
New Mexico Peso...................    2,740,117       235,106    01/21/05        245,089         (9,983)
New Zealand Dollar................    1,561,772     1,085,431    01/27/05      1,123,719        (38,288)
Swedish Krona.....................    6,772,401       932,288    01/21/05      1,018,143        (85,855)
                                                                                            -----------
TOTAL.............................                                                          $  (831,594)
                                                                                            ===========
SPECIAL EQUITY
SALE CONTRACTS:
Canadian Dollar...................      164,436   $   135,707    01/04/05    $   137,195    $    (1,488)
Canadian Dollar...................       97,784        81,209    01/05/05         81,580           (371)
Canadian Dollar...................      382,062       318,226    01/06/05        318,736           (510)
                                                                                            -----------
TOTAL.............................                                                          $    (2,369)
                                                                                            ===========
HIGH YIELD BOND
SALE CONTRACTS:
Euro..............................      518,714   $   699,922    01/31/05    $   703,872    $    (3,950)
                                                                                            ===========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Canadian Dollar...................      932,087   $   769,874    01/04/05    $   777,672    $     7,798
Canadian Dollar...................       16,380        13,601    01/04/05         13,666             65
Euro..............................    2,037,416     2,770,885    01/03/05      2,766,403         (4,482)
Euro..............................      420,602       570,982    01/03/05        571,093            111
Euro..............................    1,463,482     1,996,043    01/04/05      1,987,116         (8,927)
Japanese Yen......................  173,404,693     1,683,933    01/04/05      1,689,775          5,842
Japanese Yen......................  192,278,458     1,850,932    01/05/05      1,873,753         22,821
Japanese Yen......................   84,680,966       817,518    01/06/05        825,242          7,724
                                                                                            -----------
TOTAL.............................                                                          $    30,952
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

10. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                     CURRENCY         FOR          DATE       12/31/04     (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
SALE CONTRACTS:
Canadian Dollar...................      658,479   $   546,864    01/05/05    $   549,364    $    (2,500)
Euro..............................    3,422,841     4,676,662    01/04/05      4,647,534         29,128
Euro..............................      537,956       735,020    01/05/05        730,419          4,601
Euro..............................      394,811       538,088    01/05/05        536,062          2,026
Euro..............................      112,829       124,056    12/29/05        151,972        (27,916)
Great British Pound...............      205,973       394,488    01/04/05        395,469           (981)
Great British Pound...............    2,779,462     5,349,798    01/05/05      5,336,233         13,565
Great British Pound...............       40,483        78,112    01/06/05         77,717            395
Hong Kong Dollar..................    3,356,710       431,870    01/04/05        431,887            (17)
Swedish Krona.....................    1,164,500       176,066    01/05/05        175,215            851
Swiss Franc.......................      646,946       571,128    01/04/05        568,943          2,185
                                                                                            -----------
TOTAL.............................                                                          $    21,337
                                                                                            ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS

                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
MONEY MARKET
12/31/2004                 0.28%           0.28%             1.17%             1.17%          N/A      $  809,352,385     1.17%
12/31/2003                 0.28            0.28              1.11              1.11           N/A         799,572,598     1.11
12/31/2002                 0.28            0.28              1.70              1.70           N/A         864,772,946     1.72
12/31/2001                 0.27            0.27              3.85              3.85           N/A         704,577,191     4.04
12/31/2000                 0.28            0.28              6.18              6.18           N/A         492,136,376      N/A
HIGH QUALITY BOND
12/31/2004                 0.38            0.38              2.96              2.96            48%        690,594,378     1.48
12/31/2003                 0.38            0.38              3.19              3.19            50         622,748,334     2.34
12/31/2002                 0.38            0.38              4.36              4.36            54         439,015,018     6.21
12/31/2001                 0.38            0.38              5.74              5.74            53         330,502,956     8.26
12/31/2000                 0.38            0.38              6.21              6.21            73         228,391,465      N/A
INTERMEDIATE GOVERNMENT BOND
12/31/2004                 0.42            0.40              2.46              2.48           554         256,502,651     1.59
12/31/2003                 0.38            0.38              2.91              2.91           392         265,519,988     1.60
12/31/2002                 0.39            0.39              3.93              3.93           134         358,005,390     8.31
12/31/2001                 0.38            0.38              5.25              5.25            40         260,795,117     6.83
12/31/2000                 0.37            0.37              5.82              5.82            48         208,106,902      N/A
CORE BOND
12/31/2004                 0.39            0.39              3.62              3.62           885       1,655,367,885     4.65
12/31/2003                 0.39            0.39              3.52              3.52           922       1,468,787,007     4.64
12/31/2002                 0.39            0.39              4.85              4.85           462         999,624,604     9.24
12/31/2001                 0.38            0.38              5.32              5.32           547         761,473,139     6.97
12/31/2000                 0.38            0.38              6.28              6.28           521         641,903,354      N/A
BALANCED
12/31/2004                 0.52            0.50              2.19              2.21           338         419,726,689     8.31
12/31/2003                 0.51            0.50              2.15              2.16           377         434,085,832    17.69
12/31/2002                 0.52            0.50              2.63              2.65           289         375,745,612   (10.01)
12/31/2001                 0.49            0.49              2.82              2.82           312         497,836,597    (5.27)
12/31/2000                 0.49            0.49              2.93              2.93           286         512,675,482      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
VALUE & INCOME
12/31/2004                 0.48%           0.48%             1.79%             1.79%           44%     $2,705,463,322    12.91%
12/31/2003                 0.47            0.47              1.91              1.91            70       2,198,085,735    26.52
12/31/2002                 0.48            0.48              1.97              1.97            31       1,553,159,805   (15.25)
12/31/2001                 0.48            0.48              2.07              2.07            32       1,653,702,046    (1.98)
12/31/2000                 0.46            0.46              2.23              2.23            76       1,530,760,024      N/A
GROWTH & INCOME
12/31/2004                 0.64            0.64              1.22              1.22           184       1,135,948,434    10.79
12/31/2003                 0.63            0.63              1.02              1.02           100       1,063,389,332    24.16
12/31/2002                 0.66            0.65              0.77              0.78           115         799,621,503   (22.57)
12/31/2001                 0.63            0.63              0.50              0.50           153         968,765,767   (22.31)
12/31/2000                 0.62            0.62              0.07              0.07            80       1,172,093,970      N/A
EQUITY GROWTH
12/31/2004                 0.65            0.65              0.68              0.68           129       2,290,559,947     7.75
12/31/2003                 0.65            0.65              0.34              0.34            61       1,975,636,700    26.48
12/31/2002                 0.65            0.65              0.22              0.22            75       1,146,889,083   (23.60)
12/31/2001                 0.64            0.64              0.09              0.09            63       1,230,944,333   (20.22)
12/31/2000                 0.64            0.64              0.05              0.05            97       1,226,091,994      N/A
MID-CAP VALUE
12/31/2004                 0.71            0.70              0.78              0.79           147         414,710,679    25.47
12/31/2003                 0.75            0.70              0.51              0.56           156         216,193,119    41.63
12/31/2002                 1.02            0.70              0.20              0.52           156          47,629,380   (15.09)
12/31/2001(1)             1.91*           0.70*             (0.48)*            0.73*           87          13,632,294     8.28
MID-CAP GROWTH
12/31/2004                 0.79            0.75             (0.33)            (0.29)          223         210,100,872    15.38
12/31/2003                 0.81            0.75             (0.37)            (0.31)          100         165,747,874    26.91
12/31/2002                 0.96            0.75             (0.62)            (0.41)          138          44,270,757   (25.29)
12/31/2001(1)             1.93*           0.75*             (1.50)*           (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
12/31/2004                 0.89            0.85              0.27              0.31            42         172,735,949    21.75
12/31/2003                 0.94            0.85              1.19              1.28            40         100,887,458    41.10
12/31/2002(2)             1.39*           0.85*             (0.17)*            0.37*           26          17,920,226   (21.90)

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                         RATIOS TO AVERAGE NET ASSETS
                       -----------------------------------------------------------------
                                                                         NET INVESTMENT
       FOR THE                         NET EXPENSES     NET INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                          (NET OF           INCOME           (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          NET EXPENSES   REIMBURSEMENTS)       (LOSS)       REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       ------------   ---------------   --------------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
12/31/2004                 0.84%           0.84%             0.15%             0.15%          103%     $1,227,530,742    12.63%
12/31/2003                 0.85            0.85             (0.02)            (0.02)          103       1,270,601,125    43.96
12/31/2002                 0.84            0.84              0.05              0.05           109       1,005,958,858   (24.33)
12/31/2001                 0.83            0.83             (0.02)            (0.02)           88       1,323,223,840    (3.09)
12/31/2000                 0.82            0.82              0.10              0.10            77       1,311,523,517      N/A
SMALL-CAP GROWTH
12/31/2004                 0.97            0.90             (0.58)            (0.51)           84         108,429,152    11.94
12/31/2003                 1.02            0.90             (0.29)            (0.17)           81          83,589,643    39.31
12/31/2002(2)             1.48*           0.90*             (1.03)*           (0.45)*          68          16,521,455   (15.98)
AGGRESSIVE EQUITY
12/31/2004                 0.95            0.94             (0.49)            (0.48)          252         397,726,867    12.14
12/31/2003                 1.01            1.00             (0.61)            (0.60)          165         371,333,010    28.12
12/31/2002                 1.01            1.00             (0.60)            (0.59)           87         312,299,599   (26.56)
12/31/2001                 1.00            1.00             (0.72)            (0.72)           98         372,579,133   (31.15)
12/31/2000                 0.98            0.98             (0.62)            (0.62)           62         435,760,615      N/A
HIGH YIELD BOND
12/31/2004                 0.60            0.60              8.06              8.06            80         351,772,536    10.32
12/31/2003                 0.61            0.60              9.07              9.08           136         282,700,774    27.91
12/31/2002                 0.61            0.60              9.15              9.16            95         208,085,535     2.19
12/31/2001                 0.59            0.59              9.41              9.41            90         174,019,465     5.15
12/31/2000                 0.65            0.60              9.17              9.22           105         139,986,593      N/A
INTERNATIONAL EQUITY
12/31/2004                 0.87            0.87              1.85              1.85           171       1,401,617,944    19.66
12/31/2003                 0.86            0.86              1.11              1.11            23       1,049,033,896    33.52
12/31/2002                 0.87            0.87              0.83              0.83            25         656,888,348   (16.90)
12/31/2001                 0.88            0.88              0.67              0.67            28         632,888,725   (18.57)
12/31/2000                 0.84            0.84              0.77              0.77            46         650,534,093      N/A

---------------

*   Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Intermediate Government Bond Portfolio, Core Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio, Aggressive Equity Portfolio, High Yield Bond Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the "Portfolios") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 22, 2005

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 39.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.

Robert F. Colby, 49....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and Assistant
                                                                   Secretary, of Transamerica
                                                                   Financial Life Insurance Company,
                                                                   Inc.

Peter G. Kunkel, 54....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 40.................   Assistant Treasurer      Director, Diversified Investment
                                           since 2002              Advisors, Inc.

Mark Mullin, 42........................   President since 2002     President, Chairman of the Board,
                                           Trustee since 1995      Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 70.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Robert Lester Lindsay, 70..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 51.................   Trustee since 1993       President, Investment Management
2 Orchard Neck Road                                                Services, Inc.
Center Moriches, NY 11934

Joyce Galpern Norden, 65...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 54.................   Trustee since 1993,      President and Executive Search
Smith & Sawyer LLP                         Chairperson of Audit    Consultant, Smith & Sawyer LLC
P.O. Box 8063                              Committee since 2003
Vero Beach, FL 32963

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000



DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
914-697-8000





2873 (2/05)

ITEM  2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO"), principal financial officer ("PFO"), and Assistant Treasurer ("AT"). There were no amendments to the Code during the period covered by the report. A copy of the Code of Ethics is attached as an exhibit to this Form N-CSR.

The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO, PFO, or AT, during the period covered by this report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its audit committee. The audit committee financial experts are Robert L. Lindsay and Eugene M. Mannella. Messrs. are independent trustees.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. - The aggregate fees billed for professional services rendered by PricewaterhouseCoopers ("PWC") for the audit of the Registrant's financial statements and services that are normally provided by the accountant in connection with statutory and regulatory filings for 2004 and 2003 were $14,100 and $13,500, respectively.

(b) AUDIT RELATED FEE. - No such fees were billed by PWC for 2004 or 2003.

(c) TAX FEES. - No such fees were billed by PWC for 2004 or 2003.

(d) ALL OTHER FEES - No such fees were billed by PWC for 2004 or 2003.

(e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY. The Audit Committee is required to pre-approve audit and non-audit services performed for the Funds by the independent accountant in order to assure that the provision of such services does not impair the accountant's independence. The Audit Committee also is required to pre-approve non-audit services performed by the Funds' independent accountant for the Funds investment adviser, and certain of the adviser's affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The pre-approval of these services also is intended to assure that the provision of the services does not impair the accountant's independence.

Unless a type of service to be provided by the independent accountant has received pre-approval, it will require separate pre-approval by the Audit Committee. Also, any proposed services exceeding pre-approved cost levels will require separate pre-approval by the Audit Committee. When considering services for pre-approval the Audit committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated shall report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Funds' treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy which it becomes aware.

(e) (2) 100% of services described in paragraphs (b) through (d) were approved by the Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by PWC for services rendered to the Registrant and the Registrant's investment advisor, Diversified Investment Advisors ("DIA") for 2004 and 2003, were $200,500 and $173,000, respectively. The fees rendered were in connection with the examination of DIA's record-keeping operations and (SAS-70), and in connection with the review of DIA's Transfer Agent's internal control structure. All such fees were incurred by and paid for by DIA.

(h) PWC provided non-audit services to DIA in 2004 and 2003 that were not required to be pre-approved by the Registrant's audit committee because the services were not directly related to the operation of the Registrant's funds. The Board of Trustees will consider PWC's independence and will consider whether the provision of these non-audit services to DIA is compatible with maintaining PWC's independence.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM  6. SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.    Exhibits.

(a) (1) Code of Ethics, attached.

(a) (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a) (3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Investors Strategic Variable Funds

By    /s/ Mark Mullin
      Mark Mullin
      Principal Executive Officer

Date March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Mark Mullin
      Mark Mullin
      Principal Executive Officer

Date March 1, 2005

By    /s/ Joseph Carusone
      Joseph Carusone
      Principal Financial Officer

Date March 1, 2005